UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2017

Date of reporting period: October 31, 2016

Item 1.	Reports to Stockholders.

OCTOBER 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Dow Jones U.S. ETF | IYY | NYSE Arca
➢	iShares Transportation Average ETF | IYT | NYSE Arca
➢	iShares U.S. Energy ETF | IYE | NYSE Arca
➢	iShares U.S. Healthcare ETF | IYH | NYSE Arca
➢	iShares U.S. Technology ETF | IYW | NYSE Arca
➢	iShares U.S. Utilities ETF | IDU | NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. ETF

Performance as of October 31, 2016

The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S. IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 4.00%, net of fees, while the total return for the Index was 4.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.02%	4.04%	4.21%	4.02%	4.04%	4.21%
5 Years	13.13%	13.13%	13.33%	85.30%	85.29%	86.99%
10 Years	6.72%	6.73%	6.91%	91.63%	91.73%	95.11%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.00	$1.03	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Information Technology	21.28%
Financials	13.55
Health Care	13.33
Consumer Discretionary	12.65
Industrials	10.26
Consumer Staples	9.12
Energy	6.75
Real Estate	4.11
Utilities	3.42
Materials	3.20
Telecommunication Services	2.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Apple Inc.	2.88%
Microsoft Corp.	2.20
Exxon Mobil Corp.	1.63
Johnson & Johnson	1.49
Amazon.com Inc.	1.46
Facebook Inc. Class A	1.43
Berkshire Hathaway Inc. Class B	1.29
General Electric Co.	1.23
JPMorgan Chase & Co.	1.18
Alphabet Inc. Class A	1.12

TOTAL	15.91%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TRANSPORTATION AVERAGE ETF

Performance as of October 31, 2016

The iShares Transportation Average ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation Average IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 3.21%, net of fees, while the total return for the Index was 3.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.31%	0.36%	0.67%	0.31%	0.36%	0.67%
5 Years	11.77%	11.77%	12.12%	74.41%	74.45%	77.16%
10 Years	6.79%	6.79%	7.13%	92.84%	92.96%	99.21%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.10	$2.25	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Road & Rail	40.94%
Air Freight & Logistics	30.03
Airlines	21.20
Marine	7.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

FedEx Corp.	12.93%
United Parcel Service Inc. Class B	7.92
Norfolk Southern Corp.	6.79
Union Pacific Corp.	6.45
Kansas City Southern	6.42
JB Hunt Transport Services Inc.	5.94
Ryder System Inc.	4.88
Alaska Air Group Inc.	4.83
Landstar System Inc.	4.70
United Continental Holdings Inc.	4.65

TOTAL	65.51%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. ENERGY ETF

Performance as of October 31, 2016

The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & Gas IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 0.54%, net of fees, while the total return for the Index was 0.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.03%	0.92%	1.44%	1.03%	0.92%	1.44%
5 Years	1.00%	0.99%	1.38%	5.09%	5.03%	7.08%
10 Years	3.32%	3.34%	3.64%	38.59%	38.93%	42.94%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.40	$2.22	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	83.05%
Energy Equipment & Services	16.21
Other**	0.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	23.93%
Chevron Corp.	13.69
Schlumberger Ltd.	7.54
Occidental Petroleum Corp.	3.86
ConocoPhillips	3.73
EOG Resources Inc.	3.45
Halliburton Co.	2.74
Kinder Morgan Inc./DE	2.72
Phillips 66	2.50
Anadarko Petroleum Corp.	2.25

TOTAL	66.41%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HEALTHCARE ETF

Performance as of October 31, 2016

The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health Care IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was -2.31%, net of fees, while the total return for the Index was -2.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.39)%	(4.35)%	(4.02)%	(4.39)%	(4.35)%	(4.02)%
5 Years	16.99%	16.98%	17.49%	119.10%	119.04%	123.88%
10 Years	9.48%	9.47%	9.94%	147.29%	147.13%	157.91%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$976.90	$2.19	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Pharmaceuticals	36.84%
Biotechnology	22.10
Health Care Equipment & Supplies	20.55
Health Care Providers & Services	16.16
Life Sciences Tools & Services	4.25
Commercial Services & Supplies	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Johnson & Johnson	11.74%
Pfizer Inc.	7.12
Merck & Co. Inc.	6.01
UnitedHealth Group Inc.	4.98
Medtronic PLC	4.19
Amgen Inc.	3.91
Gilead Sciences Inc.	3.59
AbbVie Inc.	3.36
Bristol-Myers Squibb Co.	3.15
Allergan PLC	3.06

TOTAL	51.11%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. TECHNOLOGY ETF

Performance as of October 31, 2016

The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. Technology IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 16.59%, net of fees, while the total return for the Index was 16.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.95%	9.96%	10.49%	9.95%	9.96%	10.49%
5 Years	13.67%	13.67%	14.10%	89.76%	89.74%	93.40%
10 Years	9.19%	9.20%	9.63%	140.92%	141.13%	150.73%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,165.90	$2.40	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Software	24.76%
Internet Software & Services	23.72
Technology Hardware, Storage & Peripherals	19.15
Semiconductors & Semiconductor Equipment	17.54
Communications Equipment	6.63
IT Services	5.89
Electronic Equipment, Instruments & Components	1.12
Other**	1.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Apple Inc.	16.22%
Microsoft Corp.	12.38
Facebook Inc. Class A	8.07
Alphabet Inc. Class A	6.33
Alphabet Inc. Class C	6.15
Intel Corp.	4.37
Cisco Systems Inc.	4.09
International Business Machines Corp.	3.55
Oracle Corp.	3.07
QUALCOMM Inc.	2.69

TOTAL	66.92%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. UTILITIES ETF

Performance as of October 31, 2016

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. Utilities IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 3.42%, net of fees, while the total return for the Index was 3.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.81%	16.84%	17.35%	16.81%	16.84%	17.35%
5 Years	11.42%	11.42%	11.92%	71.72%	71.73%	75.62%
10 Years	7.10%	7.11%	7.54%	98.59%	98.77%	106.97%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.20	$2.26	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Electric Utilities	59.15%
Multi-Utilities	30.58
Gas Utilities	5.34
Water Utilities	2.60
Independent Power and Renewable Electricity Producers	2.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

NextEra Energy Inc.	8.36%
Duke Energy Corp.	7.71
Southern Co. (The)	7.06
Dominion Resources Inc./VA	6.58
American Electric Power Co. Inc.	4.46
Exelon Corp.	4.40
PG&E Corp.	4.33
Sempra Energy	3.74
Edison International	3.35
PPL Corp.	3.25

TOTAL	53.24%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2016 and held through October 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.16%
Alcoa Inc.	18,945	$544,100
B/E Aerospace Inc.	4,357	259,329
Boeing Co. (The)	25,198	3,588,951
BWX Technologies Inc.	4,567	179,118
Curtiss-Wright Corp.	2,001	179,330
DigitalGlobe Inc.[a,b]	2,875	72,162
Esterline Technologies Corp.[a]	1,295	95,118
General Dynamics Corp.	12,440	1,875,206
HEICO Corp.	885	59,791
HEICO Corp. Class A	1,499	89,940
Hexcel Corp.	4,074	185,326
Huntington Ingalls Industries Inc.	2,073	334,499
KLX Inc.[a]	2,308	79,441
L-3 Communications Holdings Inc.	3,346	458,201
Lockheed Martin Corp.	10,960	2,700,325
Moog Inc. Class Aa	1,434	83,272
Northrop Grumman Corp.	7,768	1,778,872
Orbital ATK Inc.	2,481	184,487
Raytheon Co.	12,837	1,753,663
Rockwell Collins Inc.	5,647	476,155
Spirit AeroSystems Holdings Inc. Class Aa	5,550	279,498
Teledyne Technologies Inc.[a]	1,558	167,765
Textron Inc.	11,706	469,176
TransDigm Group Inc.	2,178	593,418
Triumph Group Inc.	2,001	47,424
United Technologies Corp.	33,833	3,457,733

		19,992,300
AIR FREIGHT & LOGISTICS — 0.66%
CH Robinson Worldwide Inc.	6,139	418,189
Expeditors International of Washington Inc.	7,995	411,503
FedEx Corp.	10,627	1,852,499
Hub Group Inc. Class Aa	1,478	53,873
United Parcel Service Inc. Class B	30,048	3,237,972
XPO Logistics Inc.[a]	3,315	109,163

		6,083,199
AIRLINES — 0.54%
Alaska Air Group Inc.	5,373	388,038
Allegiant Travel Co.	575	79,293
American Airlines Group Inc.	23,052	935,911
Delta Air Lines Inc.	32,579	1,360,825

Security	Shares	Value
JetBlue Airways Corp.[a]	14,012	$244,930
Southwest Airlines Co.	26,981	1,080,589
Spirit Airlines Inc.[a]	3,085	147,864
United Continental Holdings Inc.[a]	12,763	717,663

		4,955,113
AUTO COMPONENTS — 0.32%
Adient PLC[a]	4,101	186,614
Autoliv Inc.	3,861	373,668
BorgWarner Inc.	8,762	314,030
Cooper Tire & Rubber Co.	2,175	79,931
Dana Inc.	6,672	103,282
Delphi Automotive PLC	11,824	769,388
Gentex Corp.	12,114	204,848
Goodyear Tire & Rubber Co. (The)	11,506	334,019
Lear Corp.	3,111	381,969
Tenneco Inc.[a]	2,519	138,721
Visteon Corp.	1,403	99,066

		2,985,536
AUTOMOBILES — 0.60%
Ford Motor Co.	169,501	1,989,942
General Motors Co.	61,738	1,950,921
Harley-Davidson Inc.	7,802	444,870
Tesla Motors Inc.[a,b]	4,977	984,102
Thor Industries Inc.	1,995	158,223

		5,528,058
BANKS — 5.62%
Associated Banc-Corp.	6,718	136,375
BancorpSouth Inc.	3,475	81,663
Bank of America Corp.	443,441	7,316,777
Bank of Hawaii Corp.	1,873	140,756
Bank of the Ozarks Inc.	3,926	145,105
BankUnited Inc.	4,437	129,294
BB&T Corp.	35,460	1,390,032
BOK Financial Corp.	858	60,935
Cathay General Bancorp.	3,059	91,617
CIT Group Inc.	8,693	315,817
Citigroup Inc.	126,312	6,208,235
Citizens Financial Group Inc.	22,598	595,231
Comerica Inc.	7,614	396,613
Commerce Bancshares Inc./MO	3,741	186,377
Cullen/Frost Bankers Inc.	2,364	179,640
East West Bancorp. Inc.	6,180	244,172
Fifth Third Bancorp.	33,375	726,240
First Financial Bankshares Inc.[b]	3,041	110,084
First Horizon National Corp.	10,041	154,732

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
First Republic Bank/CA	6,500	$483,795
FNB Corp./PA	8,934	116,767
Fulton Financial Corp.	7,743	115,371
Glacier Bancorp. Inc.	3,554	100,436
Hancock Holding Co.	3,449	115,714
Huntington Bancshares Inc./OH	46,638	494,363
IBERIABANK Corp.	1,743	114,428
International Bancshares Corp.	2,360	72,806
Investors Bancorp. Inc.	13,502	165,535
JPMorgan Chase & Co.	156,967	10,871,534
KeyCorp	47,115	665,264
M&T Bank Corp.	6,834	838,737
MB Financial Inc.	3,132	113,973
PacWest Bancorp.	5,130	222,591
People’s United Financial Inc.	13,521	219,581
PNC Financial Services Group Inc. (The)[c]	21,377	2,043,641
Popular Inc.	4,676	169,739
PrivateBancorp. Inc.	3,514	158,973
Prosperity Bancshares Inc.	3,044	168,851
Regions Financial Corp.	54,666	585,473
Signature Bank/New York NYa	2,282	275,118
SunTrust Banks Inc.	21,742	983,391
SVB Financial Group[a]	2,311	282,566
Synovus Financial Corp.	5,377	177,817
TCF Financial Corp.	7,927	113,356
Texas Capital Bancshares Inc.[a]	1,964	116,465
Trustmark Corp.	2,765	76,535
U.S. Bancorp.	69,868	3,127,292
UMB Financial Corp.	1,939	120,315
Umpqua Holdings Corp.	9,973	152,387
United Bankshares Inc./WV	3,036	114,457
Valley National Bancorp.	10,987	108,332
Webster Financial Corp.	4,145	167,458
Wells Fargo & Co.	197,333	9,079,291
Western Alliance Bancorp.[a]	4,170	155,791
Wintrust Financial Corp.	2,239	120,794
Zions BanCorp.	8,961	288,634

		51,907,266
BEVERAGES — 1.95%
Brown-Forman Corp. Class A	2,390	115,915
Brown-Forman Corp. Class B	7,934	366,313
Coca-Cola Co. (The)	168,809	7,157,502
Constellation Brands Inc. Class A	7,723	1,290,668
Dr Pepper Snapple Group Inc.	8,094	710,572

Security	Shares	Value
Molson Coors Brewing Co. Class B	8,040	$834,632
Monster Beverage Corp.[a]	5,879	848,575
PepsiCo Inc.	62,556	6,706,003

		18,030,180
BIOTECHNOLOGY — 2.81%
AbbVie Inc.	70,754	3,946,658
ACADIA Pharmaceuticals Inc.[a,b]	3,952	92,121
Agios Pharmaceuticals Inc.[a]	1,392	66,593
Alexion Pharmaceuticals Inc.[a]	9,746	1,271,853
Alkermes PLC[a]	6,723	338,906
Alnylam Pharmaceuticals Inc.[a]	3,052	108,651
Amgen Inc.	32,492	4,586,571
Biogen Inc.[a]	9,534	2,671,236
BioMarin Pharmaceutical Inc.[a]	7,409	596,573
Bluebird Bio Inc.[a]	1,719	82,082
Celgene Corp.[a]	33,659	3,439,277
Cepheid[a]	3,072	162,509
Dyax Corp.	7,366	8,176
Gilead Sciences Inc.	57,335	4,221,576
Incyte Corp.[a]	7,619	662,624
Intercept Pharmaceuticals Inc.[a,b]	748	92,558
Intrexon Corp.[a,b]	2,689	70,183
Ionis Pharmaceuticals Inc.[a,b]	5,428	141,019
Juno Therapeutics Inc.[a,b]	3,315	80,521
Kite Pharma Inc.[a,b]	1,937	85,790
Ligand Pharmaceuticals Inc.[a]	801	76,680
Myriad Genetics Inc.[a,b]	3,110	61,298
Neurocrine Biosciences Inc.[a]	3,719	162,781
Novavax Inc.[a,b]	12,101	18,394
OPKO Health Inc.[a,b]	15,313	144,248
Portola Pharmaceuticals Inc.[a]	2,271	41,287
Radius Health Inc.[a,b]	1,479	63,479
Regeneron Pharmaceuticals Inc.[a]	3,283	1,132,701
Seattle Genetics Inc.[a,b]	4,156	214,865
TESARO Inc.[a]	1,401	169,353
Ultragenyx Pharmaceutical Inc.[a]	1,516	89,429
United Therapeutics Corp.[a]	1,849	222,009
Vertex Pharmaceuticals Inc.[a]	10,717	812,992

		25,934,993
BUILDING PRODUCTS — 0.40%
Allegion PLC	4,267	272,405
AO Smith Corp.	6,482	292,792
Armstrong World Industries Inc.[a]	2,253	84,487
Fortune Brands Home & Security Inc.	6,644	362,962

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Johnson Controls International PLC	41,005	$1,653,322
Lennox International Inc.	1,732	252,681
Masco Corp.	14,378	443,993
Owens Corning	5,062	246,924
USG Corp.[a]	4,070	102,483

		3,712,049
CAPITAL MARKETS — 2.59%
Affiliated Managers Group Inc.[a]	2,347	311,353
Ameriprise Financial Inc.	7,022	620,675
Bank of New York Mellon Corp. (The)	46,445	2,009,675
BlackRock Inc.[c]	5,307	1,810,961
CBOE Holdings Inc.	3,432	216,937
Charles Schwab Corp. (The)	52,402	1,661,143
CME Group Inc.	14,722	1,473,672
Donnelley Financial Solutions Inc.[a]	1,128	24,196
E*TRADE Financial Corp.[a]	11,839	333,386
Eaton Vance Corp. NVS	5,065	177,579
FactSet Research Systems Inc.	1,772	274,164
Federated Investors Inc. Class B	3,986	107,622
Financial Engines Inc.	2,114	58,452
Franklin Resources Inc.	15,288	514,594
Goldman Sachs Group Inc. (The)	16,373	2,918,323
Intercontinental Exchange Inc.	5,178	1,400,079
Invesco Ltd.	17,925	503,513
Janus Capital Group Inc.	6,228	79,843
Lazard Ltd. Class A	5,728	208,843
Legg Mason Inc.	4,012	115,225
LPL Financial Holdings Inc.	3,306	102,354
MarketAxess Holdings Inc.	1,605	241,970
Moody’s Corp.	7,226	726,357
Morgan Stanley	63,880	2,144,452
MSCI Inc.	4,084	327,496
Nasdaq Inc.	4,915	314,412
Northern Trust Corp.	9,293	672,999
NorthStar Asset Management Group Inc.	8,456	115,847
Raymond James Financial Inc.	5,530	332,464
S&P Global Inc.	11,486	1,399,569
SEI Investments Co.	6,003	266,113
State Street Corp.	17,364	1,219,126
Stifel Financial Corp.[a]	2,956	115,698
T Rowe Price Group Inc.	10,885	696,749
TD Ameritrade Holding Corp.	10,532	360,300

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	3,623	$56,954

		23,913,095
CHEMICALS — 2.17%
AdvanSix Inc.[a]	1,319	21,051
Air Products & Chemicals Inc.	9,401	1,254,281
Albemarle Corp.	4,965	414,826
Ashland Global Holdings Inc.	2,686	300,107
Axalta Coating Systems Ltd.[a]	9,300	233,616
Cabot Corp.	2,801	146,044
Celanese Corp. Series A	6,231	454,365
CF Industries Holdings Inc.	9,975	239,500
Chemours Co. (The)	7,627	125,312
Chemtura Corp.[a]	2,799	91,807
Dow Chemical Co. (The)	48,971	2,635,129
Eastman Chemical Co.	6,462	464,682
Ecolab Inc.	11,401	1,301,652
EI du Pont de Nemours & Co.	38,030	2,616,084
FMC Corp.	5,896	276,463
GCP Applied Technologies Inc.[a]	2,953	76,335
HB Fuller Co.	2,050	86,243
Huntsman Corp.	8,669	146,940
Ingevity Corp.[a]	1,836	76,010
International Flavors & Fragrances Inc.	3,484	455,638
LyondellBasell Industries NV Class A	14,868	1,182,749
Minerals Technologies Inc.	1,464	98,381
Monsanto Co.	19,011	1,915,738
Mosaic Co. (The)	15,109	355,515
NewMarket Corp.	402	161,166
Olin Corp.	7,359	161,383
Platform Specialty Products Corp.[a,b]	8,664	63,161
PolyOne Corp.	3,517	102,802
PPG Industries Inc.	11,606	1,080,867
Praxair Inc.	12,364	1,447,330
RPM International Inc.	5,838	277,539
Scotts Miracle-Gro Co. (The) Class A	2,000	176,180
Sensient Technologies Corp.	1,986	147,977
Sherwin-Williams Co. (The)	3,480	852,113
Valspar Corp. (The)	3,182	316,927
Westlake Chemical Corp.	1,670	86,489
WR Grace & Co.	3,142	210,388

		20,052,790

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.43%
Cintas Corp.	3,764	$401,506
Clean Harbors Inc.[a]	2,353	111,344
Copart Inc.[a]	4,289	225,044
Covanta Holding Corp.	5,493	82,395
Deluxe Corp.	2,110	129,132
Healthcare Services Group Inc.	3,088	114,163
Herman Miller Inc.	2,809	78,090
HNI Corp.	1,936	78,718
KAR Auction Services Inc.	6,002	255,565
LSC Communications Inc.[a]	1,128	27,343
MSA Safety Inc.	1,285	74,916
Pitney Bowes Inc.	8,447	150,694
Republic Services Inc.	10,142	533,773
Rollins Inc.	4,001	123,311
RR Donnelley & Sons Co.	3,008	53,392
Stericycle Inc.[a]	3,748	300,177
Tetra Tech Inc.	2,695	103,623
Waste Management Inc.	17,701	1,162,248

		4,005,434
COMMUNICATIONS EQUIPMENT — 1.17%
Arista Networks Inc.[a,b]	1,743	147,719
ARRIS International PLC[a]	8,192	227,574
Brocade Communications Systems Inc.	17,439	184,853
Ciena Corp.[a]	5,911	114,555
Cisco Systems Inc.	218,609	6,706,924
CommScope Holding Co. Inc.[a]	7,285	222,557
EchoStar Corp. Class Aa	1,881	87,918
F5 Networks Inc.[a]	2,904	401,362
Finisar Corp.[a]	4,959	135,777
Harris Corp.	5,327	475,222
InterDigital Inc./PA	1,444	102,019
Juniper Networks Inc.	16,534	435,505
Lumentum Holdings Inc.[a]	2,305	77,448
Motorola Solutions Inc.	7,216	523,737
NetScout Systems Inc.[a]	3,808	104,530
Palo Alto Networks Inc.[a]	3,879	596,706
Plantronics Inc.	1,539	79,582
ViaSat Inc.[a,b]	2,001	141,391
Viavi Solutions Inc.[a]	9,924	70,659

		10,836,038
CONSTRUCTION & ENGINEERING — 0.17%
AECOM[a]	6,728	187,375
Chicago Bridge & Iron Co. NV	4,478	143,386

Security	Shares	Value
Dycom Industries Inc.[a]	1,332	$102,471
EMCOR Group Inc.	2,762	166,990
Fluor Corp.	5,973	310,536
Jacobs Engineering Group Inc.[a,b]	5,200	268,216
KBR Inc.	6,209	91,955
Quanta Services Inc.[a]	6,680	192,050
Valmont Industries Inc.	957	122,448

		1,585,427
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	2,077	168,174
Martin Marietta Materials Inc.	2,765	512,576
Vulcan Materials Co.	5,739	649,655

		1,330,405
CONSUMER FINANCE — 0.72%
Ally Financial Inc.	20,894	377,554
American Express Co.	33,685	2,237,358
Capital One Financial Corp.	22,015	1,629,991
Discover Financial Services	17,558	989,042
LendingClub Corp.[a,b]	13,288	65,510
Navient Corp.	13,995	178,856
PRA Group Inc.[a]	2,100	66,990
SLM Corp.[a]	19,095	134,620
Synchrony Financial	34,463	985,297

		6,665,218
CONTAINERS & PACKAGING — 0.48%
AptarGroup Inc.	2,681	191,531
Avery Dennison Corp.	3,844	268,273
Ball Corp.	7,513	579,027
Bemis Co. Inc.	4,259	207,498
Berry Plastics Group Inc.[a]	5,363	234,631
Crown Holdings Inc.[a]	6,103	331,088
Graphic Packaging Holding Co.	14,013	175,162
International Paper Co.	17,965	808,964
Owens-Illinois Inc.[a]	6,842	132,051
Packaging Corp. of America	4,138	341,385
Sealed Air Corp.	8,602	392,509
Silgan Holdings Inc.	1,849	94,206
Sonoco Products Co.	4,228	212,626
WestRock Co.	11,030	509,476

		4,478,427
DISTRIBUTORS — 0.13%
Genuine Parts Co.	6,508	589,560
LKQ Corp.[a]	13,404	432,681
Pool Corp.	1,899	175,809

		1,198,050

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.12%
Bright Horizons Family Solutions Inc.[a,b]	1,853	$123,984
DeVry Education Group Inc.	2,386	54,162
Graham Holdings Co. Class B	190	90,250
Grand Canyon Education Inc.[a,b]	2,097	91,513
H&R Block Inc.	9,255	212,587
Houghton Mifflin Harcourt Co.[a,b]	4,064	51,410
Service Corp. International/U.S.	8,286	212,122
ServiceMaster Global Holdings Inc.[a,b]	6,061	216,923
Sotheby’sb	2,038	73,124

		1,126,075
DIVERSIFIED FINANCIAL SERVICES — 1.35%
Berkshire Hathaway Inc. Class Ba	82,511	11,906,337
Leucadia National Corp.	13,821	258,038
Voya Financial Inc.	8,834	269,879

		12,434,254
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.23%
AT&T Inc.	267,344	9,835,586
CenturyLink Inc.	23,815	633,003
Frontier Communications Corp.	50,912	204,666
Level 3 Communications Inc.[a]	12,667	711,252
SBA Communications Corp. Class Aa	5,384	609,899
Verizon Communications Inc.	177,137	8,520,290
Zayo Group Holdings Inc.[a]	4,114	132,388

		20,647,084
ELECTRIC UTILITIES — 2.02%
ALLETE Inc.	2,204	135,083
Alliant Energy Corp.	9,760	371,368
American Electric Power Co. Inc.	21,331	1,383,102
Duke Energy Corp.	29,942	2,395,959
Edison International	14,182	1,042,093
El Paso Electric Co.	1,669	77,108
Entergy Corp.	7,799	574,630
Eversource Energy	13,832	761,590
Exelon Corp.	39,989	1,362,425
FirstEnergy Corp.	18,582	637,177
Great Plains Energy Inc.	8,914	253,514
Hawaiian Electric Industries Inc.	4,755	140,273
IDACORP Inc.	2,252	176,534
NextEra Energy Inc.	20,295	2,597,760
OGE Energy Corp.	8,723	270,762
PG&E Corp.	21,702	1,348,128

Security	Shares	Value
Pinnacle West Capital Corp.	4,785	$364,282
PNM Resources Inc.	3,312	108,799
Portland General Electric Co.	3,748	163,563
PPL Corp.	29,350	1,007,879
Southern Co. (The)	42,521	2,192,808
Westar Energy Inc.	6,237	357,505
Xcel Energy Inc.	21,925	910,984

		18,633,326
ELECTRICAL EQUIPMENT — 0.56%
Acuity Brands Inc.	1,919	429,031
AMETEK Inc.	10,003	441,132
Eaton Corp. PLC	19,815	1,263,603
Emerson Electric Co.	27,927	1,415,340
EnerSys	1,983	129,153
Generac Holdings Inc.[a]	2,794	106,423
Hubbell Inc.	2,216	231,616
Regal Beloit Corp.	1,878	110,990
Rockwell Automation Inc.	5,654	676,897
Sensata Technologies Holding NVa	7,589	271,155
Solarcity Corp.[a,b]	3,210	62,916

		5,138,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.70%
Amphenol Corp. Class A	13,463	887,616
Anixter International Inc.[a]	1,280	84,160
Arrow Electronics Inc.[a]	3,947	241,241
Avnet Inc.	5,403	226,656
Belden Inc.	1,733	112,316
CDW Corp./DE	7,041	316,211
Cognex Corp.	3,801	196,132
Corning Inc.	45,106	1,024,357
Dolby Laboratories Inc. Class A	2,307	109,790
FLIR Systems Inc.	5,943	195,644
Ingram Micro Inc. Class A	6,495	241,614
IPG Photonics Corp.[a]	1,581	153,373
Itron Inc.[a]	1,448	78,047
Jabil Circuit Inc.	8,384	178,915
Keysight Technologies Inc.[a]	7,598	249,214
Littelfuse Inc.	998	139,221
National Instruments Corp.	4,443	124,804
SYNNEX Corp.	1,235	126,637
TE Connectivity Ltd.	15,490	973,856
Tech Data Corp.[a]	1,577	121,461
Trimble Inc.[a]	10,696	295,637
Universal Display Corp.[a]	1,892	97,816

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
VeriFone Systems Inc.[a]	4,869	$75,372
Vishay Intertechnology Inc.	5,509	77,677
Zebra Technologies Corp. Class Aa	2,378	156,567

		6,484,334
ENERGY EQUIPMENT & SERVICES — 1.10%
Baker Hughes Inc.	18,614	1,031,216
Core Laboratories NV	1,900	184,243
Diamond Offshore Drilling Inc.	2,915	48,068
Dril-Quip Inc.[a]	1,720	81,700
Ensco PLC Class A	12,529	97,977
FMC Technologies Inc.[a]	9,800	316,246
Halliburton Co.	37,475	1,723,850
Helmerich & Payne Inc.	4,728	298,384
Nabors Industries Ltd.	12,602	149,964
National Oilwell Varco Inc.	16,407	526,665
Noble Corp. PLC	10,507	51,905
Oceaneering International Inc.	4,291	102,126
Oil States International Inc.[a,b]	2,170	63,472
Patterson-UTI Energy Inc.	6,510	146,345
Rowan Companies PLC Class A	5,233	69,442
Schlumberger Ltd.	60,452	4,729,160
Superior Energy Services Inc.	6,302	89,236
Transocean Ltd.[a]	14,405	138,432
U.S. Silica Holdings Inc.	2,782	128,500
Weatherford International PLC[a]	38,256	184,394

		10,161,325
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.00%
Acadia Realty Trust	3,384	114,007
Alexandria Real Estate Equities Inc.	3,377	364,074
American Campus Communities Inc.	5,783	301,352
American Homes 4 Rent Class A	9,301	196,344
American Tower Corp.	18,481	2,165,788
Apartment Investment & Management Co. Class A	6,799	299,632
Apple Hospitality REIT Inc.	6,975	125,759
AvalonBay Communities Inc.	5,946	1,017,836
Boston Properties Inc.	6,699	807,096
Brandywine Realty Trust	7,495	116,173
Brixmor Property Group Inc.	11,140	283,179
Camden Property Trust	3,837	312,485
Care Capital Properties Inc.	3,420	90,869
CBL & Associates Properties Inc.[b]	7,242	77,489
Columbia Property Trust Inc.	5,207	109,764

Security	Shares	Value
Communications Sales & Leasing Inc.[a]	5,998	$170,523
CoreSite Realty Corp.	1,439	106,112
Corporate Office Properties Trust	4,090	109,162
Corrections Corp. of America	5,287	76,397
Cousins Properties Inc.	14,514	112,774
Crown Castle International Corp.	14,608	1,329,182
CubeSmart	7,750	202,043
CyrusOne Inc.	3,175	141,637
DCT Industrial Trust Inc.	3,915	183,026
DDR Corp.	13,679	209,152
DiamondRock Hospitality Co.	8,064	73,786
Digital Realty Trust Inc.	6,339	592,253
Douglas Emmett Inc.	6,261	228,527
Duke Realty Corp.	15,227	398,186
DuPont Fabros Technology Inc.[b]	3,128	127,654
EastGroup Properties Inc.	1,273	86,449
Education Realty Trust Inc.	3,111	132,497
EPR Properties[b]	2,690	195,617
Equinix Inc.	3,084	1,101,852
Equity Commonwealth[a]	5,612	169,539
Equity Lifestyle Properties Inc.	3,418	259,221
Equity One Inc.	3,908	111,378
Equity Residential	15,868	979,849
Essex Property Trust Inc.	2,871	614,652
Extra Space Storage Inc.[b]	5,494	401,886
Federal Realty Investment Trust	3,079	447,163
First Industrial Realty Trust Inc.	4,979	131,495
Forest City Realty Trust Inc. Class A	9,606	207,394
Four Corners Property Trust Inc.	2,292	46,023
General Growth Properties Inc.	25,578	638,171
GEO Group Inc. (The)[b]	3,241	77,654
Gramercy Property Trust	18,040	166,329
HCP Inc.	20,448	700,344
Healthcare Realty Trust Inc.	4,899	156,229
Healthcare Trust of America Inc. Class A	5,800	177,480
Highwoods Properties Inc.	4,205	208,694
Hospitality Properties Trust	7,044	192,724
Host Hotels & Resorts Inc.[b]	31,999	495,345
Hudson Pacific Properties Inc.	4,532	152,366
Iron Mountain Inc.	10,659	359,528
Kilroy Realty Corp.	4,022	288,900
Kimco Realty Corp.	18,372	488,879
Kite Realty Group Trust	3,681	91,767

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Lamar Advertising Co. Class Ab	3,645	$231,275
LaSalle Hotel Properties	4,653	110,509
Lexington Realty Trust	9,543	96,766
Liberty Property Trust	6,526	263,846
Life Storage Inc.	1,961	158,155
Macerich Co. (The)	5,248	371,453
Mack-Cali Realty Corp.	3,716	95,427
Medical Properties Trust Inc.	13,792	192,260
Mid-America Apartment Communities Inc.[b]	3,301	306,168
National Health Investors Inc.	1,667	126,292
National Retail Properties Inc.[b]	6,391	291,557
NorthStar Realty Finance Corp.	7,468	108,435
Omega Healthcare Investors Inc.[b]	8,334	265,271
Outfront Media Inc.	6,162	132,545
Paramount Group Inc.	7,696	119,673
Parkway Inc.[a]	1,760	31,715
Pebblebrook Hotel Trust[b]	3,107	75,438
Physicians Realty Trust	5,711	112,906
Piedmont Office Realty Trust Inc. Class A	6,322	129,475
Pinnacle Entertainment Inc.	8,290	272,161
Post Properties Inc.	2,279	149,935
Potlatch Corp.	1,659	63,706
Prologis Inc.	22,801	1,189,300
Public Storage	6,475	1,383,837
Rayonier Inc.	5,211	139,759
Realty Income Corp.	11,169	661,652
Regency Centers Corp.	4,583	330,297
Retail Properties of America Inc. Class A	10,209	158,954
RLJ Lodging Trust	5,515	108,756
Ryman Hospitality Properties Inc.	2,127	107,243
Senior Housing Properties Trust	9,823	208,935
Simon Property Group Inc.	13,636	2,535,751
SL Green Realty Corp.	4,401	432,266
Spirit Realty Capital Inc.	20,316	241,964
STORE Capital Corp.	6,567	179,213
Sun Communities Inc.	2,721	209,327
Sunstone Hotel Investors Inc.	9,909	124,457
Tanger Factory Outlet Centers Inc.	4,303	149,744
Taubman Centers Inc.	2,624	190,135
UDR Inc.	11,563	404,358
Urban Edge Properties	4,245	109,563
Ventas Inc.	15,242	1,032,646

Security	Shares	Value
VEREIT Inc.	41,792	$392,845
Vornado Realty Trust	7,475	693,531
Washington Prime Group Inc.	7,702	80,794
Washington REIT	3,229	94,997
Weingarten Realty Investors	5,037	182,390
Welltower Inc.[b]	15,573	1,067,218
Weyerhaeuser Co.	32,651	977,244
WP Carey Inc.	4,556	276,731
Xenia Hotels & Resorts Inc.	4,706	73,461

		36,964,022
FOOD & STAPLES RETAILING — 1.93%
Casey’s General Stores Inc.	1,701	192,196
Costco Wholesale Corp.	19,054	2,817,515
CVS Health Corp.	46,328	3,896,185
Kroger Co. (The)	41,315	1,279,939
Rite Aid Corp.[a]	44,991	301,889
Sprouts Farmers Market Inc.[a]	5,966	132,147
Sysco Corp.	22,217	1,069,082
United Natural Foods Inc.[a]	2,058	85,901
Wal-Mart Stores Inc.	65,854	4,611,097
Walgreens Boots Alliance Inc.	37,138	3,072,427
Whole Foods Market Inc.	13,954	394,758

		17,853,136
FOOD PRODUCTS — 1.80%
Archer-Daniels-Midland Co.	25,308	1,102,670
B&G Foods Inc.	2,984	126,522
Bunge Ltd.	6,125	379,811
Campbell Soup Co.	8,408	456,891
ConAgra Foods Inc.	18,131	873,552
Darling Ingredients Inc.[a]	7,597	103,319
Dean Foods Co.	3,861	70,502
Flowers Foods Inc.	8,024	124,532
General Mills Inc.	25,943	1,607,947
Hain Celestial Group Inc. (The)[a]	4,446	161,701
Hershey Co. (The)	6,087	623,674
Hormel Foods Corp.	11,833	455,570
Ingredion Inc.	3,170	415,809
JM Smucker Co. (The)	5,064	664,954
Kellogg Co.	10,978	824,777
Kraft Heinz Co. (The)	25,882	2,302,204
Lancaster Colony Corp.	822	107,394
McCormick & Co. Inc./MD	5,050	484,143
Mead Johnson Nutrition Co.	8,041	601,226
Mondelez International Inc. Class A	67,583	3,037,180
Pinnacle Foods Inc.	5,075	260,956

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Post Holdings Inc.[a]	2,821	$215,045
Snyder’s-Lance Inc.	3,635	129,297
TreeHouse Foods Inc.[a,b]	2,469	215,988
Tyson Foods Inc. Class A	12,976	919,350
WhiteWave Foods Co. (The)[a]	7,667	417,775

		16,682,789
GAS UTILITIES — 0.18%
Atmos Energy Corp.	4,549	338,400
National Fuel Gas Co.	3,781	198,049
New Jersey Resources Corp.	3,880	131,726
ONE Gas Inc.	2,371	145,295
South Jersey Industries Inc.	3,566	105,732
Southwest Gas Corp.	2,135	154,702
Spire Inc.	1,940	121,832
UGI Corp.	7,592	351,433
WGL Holdings Inc.	2,139	134,907

		1,682,076
HEALTH CARE EQUIPMENT & SUPPLIES — 2.61%
Abbott Laboratories	63,936	2,508,849
ABIOMED Inc.[a]	1,759	184,677
Alere Inc.[a]	3,786	169,159
Align Technology Inc.[a]	3,198	274,772
Baxter International Inc.	21,294	1,013,381
Becton Dickinson and Co.	9,275	1,557,365
Boston Scientific Corp.[a]	59,286	1,304,292
Cooper Companies Inc. (The)	2,129	374,789
CR Bard Inc.	3,193	691,859
Danaher Corp.	26,398	2,073,563
DENTSPLY SIRONA Inc.	10,147	584,163
DexCom Inc.[a]	3,644	285,107
Edwards Lifesciences Corp.[a]	9,222	878,119
Haemonetics Corp.[a]	2,120	70,829
Halyard Health Inc.[a]	1,919	62,080
Hill-Rom Holdings Inc.	2,502	138,636
Hologic Inc.[a]	11,992	431,832
IDEXX Laboratories Inc.[a]	3,945	422,667
Intuitive Surgical Inc.[a]	1,670	1,122,374
Medtronic PLC	60,006	4,921,692
NuVasive Inc.[a,b]	2,140	127,822
ResMed Inc.	6,186	369,737
St. Jude Medical Inc.	12,421	966,851
STERIS PLC	3,744	250,174
Stryker Corp.	13,514	1,558,840
Teleflex Inc.	1,896	271,375
Varian Medical Systems Inc.[a,b]	4,088	370,904

Security	Shares	Value
West Pharmaceutical Services Inc.	3,233	$245,805
Zimmer Biomet Holdings Inc.	8,726	919,720

		24,151,433
HEALTH CARE PROVIDERS & SERVICES — 2.39%
Acadia Healthcare Co. Inc.[a]	3,184	114,497
Aetna Inc.	15,204	1,632,149
AmerisourceBergen Corp.	7,766	546,105
Amsurg Corp.[a]	2,427	145,013
Anthem Inc.	11,401	1,389,326
Brookdale Senior Living Inc.[a]	8,498	122,626
Cardinal Health Inc.	13,859	951,975
Centene Corp.[a]	7,337	458,416
Chemed Corp.	738	104,368
Cigna Corp.	11,146	1,324,479
Community Health Systems Inc.[a,b]	4,964	26,210
DaVita Inc.[a]	7,098	416,085
Envision Healthcare Holdings Inc.[a]	8,328	164,728
Express Scripts Holding Co.[a,b]	27,408	1,847,299
HCA Holdings Inc.[a]	12,848	983,257
HealthSouth Corp.	3,932	157,870
Henry Schein Inc.[a]	3,577	533,688
Humana Inc.	6,486	1,112,544
Laboratory Corp. of America Holdings[a]	4,488	562,526
LifePoint Health Inc.[a,b]	1,950	116,708
Magellan Health Inc.[a]	1,200	61,740
McKesson Corp.	9,800	1,246,266
MEDNAX Inc.[a]	3,982	243,898
Molina Healthcare Inc.[a]	1,822	99,135
Owens & Minor Inc.	2,658	86,252
Patterson Companies Inc.	3,511	149,955
Quest Diagnostics Inc.	6,076	494,829
Team Health Holdings Inc.[a]	3,297	141,276
Tenet Healthcare Corp.[a]	3,463	68,256
UnitedHealth Group Inc.	41,418	5,853,606
Universal Health Services Inc. Class B	3,962	478,253
VCA Inc.[a]	3,601	221,317
WellCare Health Plans Inc.[a]	1,955	221,912

		22,076,564
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	8,380	100,644
athenahealth Inc.[a,b]	1,678	173,371
Cerner Corp.[a]	13,003	761,716
Medidata Solutions Inc.[a]	2,376	114,024

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Veeva Systems Inc.[a]	4,139	$160,800

		1,310,555
HOTELS, RESTAURANTS & LEISURE — 1.93%
Aramark	10,533	392,144
Bloomin’ Brands Inc.	5,377	93,022
Brinker International Inc.	2,518	123,986
Buffalo Wild Wings Inc.[a]	808	117,685
Carnival Corp.	18,879	926,959
Cheesecake Factory Inc. (The)	2,045	108,774
Chipotle Mexican Grill Inc.[a,b]	1,255	452,754
Choice Hotels International Inc.	1,500	72,675
Cracker Barrel Old Country Store Inc.	1,066	147,108
Darden Restaurants Inc.	5,445	352,781
Domino’s Pizza Inc.	2,143	362,681
Dunkin’ Brands Group Inc.	4,121	199,292
Hilton Worldwide Holdings Inc.	22,603	510,828
Hyatt Hotels Corp. Class Aa	1,158	58,815
Jack in the Box Inc.	1,410	132,159
Las Vegas Sands Corp.	15,934	922,260
Marriott International Inc./MD Class A	14,161	972,861
Marriott Vacations Worldwide Corp.	998	63,453
McDonald’s Corp.	37,076	4,173,645
MGM Resorts International[a,b]	20,727	542,426
Norwegian Cruise Line Holdings Ltd.[a]	7,035	273,450
Panera Bread Co. Class Aa,b	949	181,031
Royal Caribbean Cruises Ltd.	7,308	561,766
Six Flags Entertainment Corp.	3,864	215,032
Starbucks Corp.	63,642	3,377,481
Texas Roadhouse Inc.	2,722	110,295
Vail Resorts Inc.	1,723	274,715
Wendy’s Co. (The)	8,367	90,698
Wyndham Worldwide Corp.	4,724	311,028
Wynn Resorts Ltd.	3,414	322,794
Yum! Brands Inc.	16,112	1,390,143

		17,834,741
HOUSEHOLD DURABLES — 0.51%
CalAtlantic Group Inc.	3,164	102,260
DR Horton Inc.	14,834	427,664
Garmin Ltd.	5,148	248,957
Harman International Industries Inc.	3,024	241,043
Helen of Troy Ltd.[a]	1,179	96,089
Leggett & Platt Inc.	5,831	267,526

Security	Shares	Value
Lennar Corp. Class A	8,088	$337,189
Lennar Corp. Class B	315	10,559
Mohawk Industries Inc.[a]	2,756	507,931
Newell Brands Inc.	20,892	1,003,234
NVR Inc.[a]	159	242,157
PulteGroup Inc.	13,724	255,266
Tempur Sealy International Inc.[a]	2,210	119,495
Toll Brothers Inc.[a]	6,666	182,915
Tupperware Brands Corp.	2,299	136,836
Whirlpool Corp.	3,290	492,908

		4,672,029
HOUSEHOLD PRODUCTS — 1.74%
Church & Dwight Co. Inc.	11,168	538,968
Clorox Co. (The)	5,653	678,473
Colgate-Palmolive Co.	38,709	2,762,274
Energizer Holdings Inc.	2,584	120,182
Kimberly-Clark Corp.	15,590	1,783,652
Procter & Gamble Co. (The)	115,975	10,066,630
Spectrum Brands Holdings Inc.	1,060	143,354

		16,093,533
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
AES Corp./VA	28,857	339,647
Calpine Corp.[a]	15,403	183,296
Dynegy Inc.[a,b]	4,673	49,767
NRG Energy Inc.	13,833	147,045

		719,755
INDUSTRIAL CONGLOMERATES — 2.20%
3M Co.	26,260	4,340,778
Carlisle Companies Inc.	2,771	290,539
General Electric Co.	389,432	11,332,471
Honeywell International Inc.	33,068	3,626,898
Roper Technologies Inc.	4,431	767,937

		20,358,623
INSURANCE — 2.99%
Aflac Inc.	17,727	1,220,859
Alleghany Corp.[a]	684	353,088
Allied World Assurance Co. Holdings AG	3,833	164,742
Allstate Corp. (The)	16,194	1,099,573
American Financial Group Inc./OH	3,177	236,687
American International Group Inc.	44,158	2,724,549
AmTrust Financial Services Inc.	4,570	120,602
Aon PLC	11,565	1,281,749
Arch Capital Group Ltd.[a]	5,368	418,543

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Arthur J Gallagher & Co.	7,826	$377,448
Aspen Insurance Holdings Ltd.	2,673	128,972
Assurant Inc.	2,644	212,895
Assured Guaranty Ltd.	6,003	179,430
Axis Capital Holdings Ltd.	4,135	235,571
Brown & Brown Inc.	4,929	181,683
Chubb Ltd.	20,219	2,567,813
Cincinnati Financial Corp.	6,508	460,636
CNO Financial Group Inc.	7,798	117,594
Endurance Specialty Holdings Ltd.	2,786	256,173
Erie Indemnity Co. Class A	803	82,219
Everest Re Group Ltd.	1,868	380,175
First American Financial Corp.	4,810	187,879
FNF Group	11,830	424,815
Genworth Financial Inc. Class Aa	21,160	87,602
Hanover Insurance Group Inc. (The)	1,895	144,380
Hartford Financial Services Group Inc. (The)	16,702	736,725
Kemper Corp.	2,060	77,353
Lincoln National Corp.	10,127	497,134
Loews Corp.	11,955	514,424
Markel Corp.[a]	614	538,742
Marsh & McLennan Companies Inc.	22,526	1,427,923
Mercury General Corp.	1,328	72,336
MetLife Inc.	47,696	2,239,804
Old Republic International Corp.	10,877	183,386
Primerica Inc.	2,078	113,667
Principal Financial Group Inc.	11,664	636,854
ProAssurance Corp.	2,273	121,151
Progressive Corp. (The)	25,244	795,439
Prudential Financial Inc.	19,010	1,611,858
Reinsurance Group of America Inc.	2,802	302,224
RenaissanceRe Holdings Ltd.	1,914	237,891
RLI Corp.	1,713	95,483
Torchmark Corp.	4,915	311,660
Travelers Companies Inc. (The)	12,541	1,356,685
Unum Group	10,267	363,452
Validus Holdings Ltd.	3,510	179,361
White Mountains Insurance Group Ltd.	220	182,538
Willis Towers Watson PLC	5,646	710,831
WR Berkley Corp.	4,304	245,758
XL Group Ltd.	11,961	415,047

		27,613,403

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 2.26%
Amazon.com Inc.[a]	17,101	$13,506,712
Expedia Inc.	5,216	674,064
Groupon Inc.[a,b]	18,477	73,723
HSN Inc.	1,380	52,026
Liberty Interactive Corp. QVC Group Series Aa	18,458	341,288
Liberty TripAdvisor Holdings Inc. Class Aa	3,185	70,707
Liberty Ventures Series Aa	6,042	241,076
Netflix Inc.[a]	18,652	2,329,075
Priceline Group Inc. (The)[a]	2,159	3,182,863
Shutterfly Inc.[a,b]	1,593	78,057
TripAdvisor Inc.[a]	4,922	317,370

		20,866,961
INTERNET SOFTWARE & SERVICES — 4.35%
Akamai Technologies Inc.[a,b]	7,623	529,570
Alphabet Inc. Class Aa	12,813	10,377,249
Alphabet Inc. Class Ca	12,842	10,075,063
CoStar Group Inc.[a]	1,406	263,091
eBay Inc.[a]	45,633	1,300,997
Facebook Inc. Class Aa	100,952	13,223,702
GrubHub Inc.[a]	3,639	138,682
IAC/InterActiveCorp	3,238	208,657
j2 Global Inc.	2,009	142,940
LinkedIn Corp. Class Aa	5,179	981,938
Pandora Media Inc.[a]	9,886	112,008
Rackspace Hosting Inc.[a]	4,861	155,260
Twitter Inc.[a,b]	25,861	464,205
VeriSign Inc.[a,b]	4,041	339,525
Yahoo! Inc.[a]	38,015	1,579,523
Yelp Inc.[a,b]	2,712	88,574
Zillow Group Inc. Class Aa,b	1,786	58,992
Zillow Group Inc. Class Ca,b	4,697	156,692

		40,196,668
IT SERVICES — 3.87%
Accenture PLC Class A	27,030	3,141,967
Acxiom Corp.[a]	3,098	72,989
Alliance Data Systems Corp.[a]	2,518	514,856
Amdocs Ltd.	6,544	382,497
Automatic Data Processing Inc.	19,805	1,724,223
Booz Allen Hamilton Holding Corp.	5,536	168,682
Broadridge Financial Solutions Inc.	5,136	332,094
CACI International Inc. Class Aa	1,109	108,516

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Cognizant Technology Solutions Corp. Class Aa	26,383	$1,354,767
Computer Sciences Corp.	6,131	333,833
Convergys Corp.	4,086	119,311
CoreLogic Inc./U.S.[a]	3,815	162,366
CSRA Inc.	6,336	158,970
DST Systems Inc.	1,411	135,682
EPAM Systems Inc.[a,b]	1,949	125,457
Euronet Worldwide Inc.[a]	2,203	175,249
Fidelity National Information Services Inc.	14,224	1,051,438
First Data Corp. Class Aa	7,582	106,072
Fiserv Inc.[a]	9,562	941,666
FleetCor Technologies Inc.[a]	5,258	921,727
Gartner Inc.[a]	3,609	310,518
Genpact Ltd.[a]	5,891	135,434
Global Payments Inc.	6,604	478,922
International Business Machines Corp.	37,825	5,813,324
Jack Henry & Associates Inc.	3,470	281,139
Leidos Holdings Inc.	6,183	257,027
MasterCard Inc. Class A	41,664	4,458,881
MAXIMUS Inc.	2,848	148,267
NeuStar Inc. Class Aa	2,171	48,739
Paychex Inc.	14,008	773,242
PayPal Holdings Inc.[a]	48,757	2,031,217
Sabre Corp.	8,776	226,684
Science Applications International Corp.	1,907	131,411
Teradata Corp.[a,b]	5,635	151,920
Total System Services Inc.	7,260	362,129
Vantiv Inc. Class Aa	6,800	396,848
Visa Inc. Class A	81,993	6,765,242
Western Union Co. (The)	21,338	428,254
WEX Inc.[a,b]	1,741	189,943
Xerox Corp.	37,027	361,754

		35,783,257
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	3,948	171,738
Hasbro Inc.	4,971	414,631
Mattel Inc.	14,668	462,482
Polaris Industries Inc.[b]	2,630	201,484
Vista Outdoor Inc.[a]	2,594	100,310

		1,350,645

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.68%
Agilent Technologies Inc.	14,146	$616,341
Bio-Rad Laboratories Inc. Class Aa	930	147,015
Bio-Techne Corp.	1,677	174,391
Bruker Corp.	4,919	100,790
Charles River Laboratories International Inc.[a]	2,012	152,671
Illumina Inc.[a]	6,384	869,118
Mettler-Toledo International Inc.[a]	1,141	461,055
PAREXEL International Corp.[a]	2,347	136,736
PerkinElmer Inc.	4,715	239,947
Quintiles IMS Holdings Inc.[a]	5,896	422,979
Thermo Fisher Scientific Inc.	17,111	2,515,830
Waters Corp.[a]	3,513	488,799

		6,325,672
MACHINERY — 1.67%
Actuant Corp. Class A	2,617	58,359
AGCO Corp.	2,856	145,884
Allison Transmission Holdings Inc.	7,547	221,052
Caterpillar Inc.	25,411	2,120,802
CLARCOR Inc.	2,097	130,454
Colfax Corp.[a]	4,087	129,926
Crane Co.	2,268	154,247
Cummins Inc.	6,749	862,657
Deere & Co.	12,584	1,111,167
Donaldson Co. Inc.	5,713	208,639
Dover Corp.	6,742	450,972
Flowserve Corp.	5,699	241,353
Fortive Corp.	12,993	663,293
Graco Inc.	2,336	174,966
Hillenbrand Inc.	2,586	78,485
IDEX Corp.	3,349	289,488
Illinois Tool Works Inc.	13,897	1,578,282
Ingersoll-Rand PLC	11,263	757,887
ITT Inc.	3,900	137,358
Joy Global Inc.	4,192	116,663
Kennametal Inc.	3,296	93,310
Lincoln Electric Holdings Inc.	2,783	183,205
Manitowoc Foodservice Inc.[a]	6,190	93,531
Middleby Corp. (The)[a]	2,526	283,190
Mueller Industries Inc.	2,349	71,151
Nordson Corp.	2,316	231,901
Oshkosh Corp.	3,076	164,566
PACCAR Inc.	15,191	834,290
Parker-Hannifin Corp.	5,830	715,633

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Pentair PLC	7,248	$399,582
Snap-on Inc.	2,499	385,096
Stanley Black & Decker Inc.	6,534	743,831
Terex Corp.	4,622	110,373
Timken Co. (The)	2,999	99,117
Toro Co. (The)	4,639	222,115
Trinity Industries Inc.	6,602	140,953
WABCO Holdings Inc.[a]	2,326	229,018
Wabtec Corp./DE	3,950	305,375
Woodward Inc.	2,500	147,450
Xylem Inc./NY	7,774	375,717

		15,461,338
MARINE — 0.02%
Kirby Corp.[a]	2,368	139,594

		139,594
MEDIA — 3.04%
AMC Networks Inc. Class Aa	2,677	130,986
Cable One Inc.	207	119,385
CBS Corp. Class A	317	18,155
CBS Corp. Class B NVS	17,699	1,002,117
Charter Communications Inc. Class Aa	9,423	2,354,713
Cinemark Holdings Inc.	4,668	185,786
Comcast Corp. Class A	104,423	6,455,430
Discovery Communications Inc. Class Aa,b	6,585	171,934
Discovery Communications Inc. Class C NVS[a,b]	9,624	241,659
DISH Network Corp. Class Aa	9,744	570,609
Gannett Co. Inc.	4,793	37,242
Interpublic Group of Companies Inc. (The)	17,495	391,713
John Wiley & Sons Inc. Class A	1,946	100,414
Liberty Broadband Corp. Class Aa	1,171	76,056
Liberty Broadband Corp. Class Ca,b	2,902	193,418
Liberty Global PLC Class Ba	57	1,850
Liberty Global PLC Series Aa	11,501	374,933
Liberty Global PLC Series C NVS[a]	28,126	894,407
Liberty Global PLC LiLAC Class Aa	2,419	66,861
Liberty Global PLC LiLAC Class Ca	5,121	141,544
Liberty Media Corp.-Liberty Media Class Aa	1,045	29,082
Liberty Media Corp.-Liberty Media Class Ca	2,090	57,287

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Aa	3,783	$125,860
Liberty Media Corp.-Liberty SiriusXM Class Ca	7,656	254,103
Lions Gate Entertainment Corp.	4,553	92,699
Live Nation Entertainment Inc.[a]	5,742	158,881
Madison Square Garden Co. (The)[a]	650	107,568
Meredith Corp.	1,548	70,202
New York Times Co. (The) Class A	5,294	57,705
News Corp. Class A	16,089	194,999
News Corp. Class B	5,389	66,824
Omnicom Group Inc.	10,299	822,066
Regal Entertainment Group Class A	4,018	86,427
Scripps Networks Interactive Inc. Class A	4,102	264,005
Sinclair Broadcast Group Inc. Class A	3,122	78,362
Sirius XM Holdings Inc.[a,b]	76,390	318,546
Starz Series Aa	3,533	111,148
TEGNA Inc.	9,596	188,274
Time Inc.	4,646	60,398
Time Warner Inc.	33,770	3,005,192
Tribune Media Co.	3,408	111,101
Twenty-First Century Fox Inc. Class A	46,286	1,215,933
Twenty-First Century Fox Inc. Class B	21,072	556,090
Viacom Inc. Class A	306	12,944
Viacom Inc. Class B NVS	15,062	565,729
Walt Disney Co. (The)	64,290	5,959,040

		28,099,677
METALS & MINING — 0.37%
Allegheny Technologies Inc.[b]	4,488	61,216
Carpenter Technology Corp.	2,091	66,097
Commercial Metals Co.	4,792	75,282
Compass Minerals International Inc.	1,554	111,655
Freeport-McMoRan Inc.	53,158	594,306
Newmont Mining Corp.	23,121	856,402
Nucor Corp.	13,819	675,058
Reliance Steel & Aluminum Co.	3,219	221,403
Royal Gold Inc.	2,756	189,668
Steel Dynamics Inc.	10,728	294,591
Stillwater Mining Co.[a,b]	4,769	63,523
U.S. Steel Corp.	7,146	138,204

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Worthington Industries Inc.	1,827	$85,869

		3,433,274
MORTGAGE REAL ESTATE INVESTMENT — 0.20%
AGNC Investment Corp.	14,249	285,835
Annaly Capital Management Inc.	44,026	456,109
Blackstone Mortgage Trust Inc. Class Ab	4,038	121,948
Chimera Investment Corp.	7,758	121,568
Colony Capital Inc.	4,822	91,666
CYS Investments Inc.	7,306	62,978
Invesco Mortgage Capital Inc.	5,079	75,829
MFA Financial Inc.	15,475	113,122
New Residential Investment Corp.	11,125	155,305
Starwood Property Trust Inc.	10,088	224,357
Two Harbors Investment Corp.	15,356	127,916

		1,836,633
MULTI-UTILITIES — 1.05%
Ameren Corp.	10,422	520,579
Avista Corp.	2,792	115,589
Black Hills Corp.	2,190	135,452
CenterPoint Energy Inc.	18,579	423,601
CMS Energy Corp.	12,226	515,326
Consolidated Edison Inc.	13,187	996,278
Dominion Resources Inc./VA	27,184	2,044,237
DTE Energy Co.	7,746	743,694
MDU Resources Group Inc.	8,721	228,577
NiSource Inc.	13,855	322,267
NorthWestern Corp.	2,146	123,502
Public Service Enterprise Group Inc.	22,018	926,518
SCANA Corp.	6,273	460,187
Sempra Energy	10,840	1,160,964
Vectren Corp.	3,724	187,354
WEC Energy Group Inc.	13,731	820,015

		9,724,140
MULTILINE RETAIL — 0.50%
Big Lots Inc.	1,832	79,509
Dillard’s Inc. Class A	1,093	67,001
Dollar General Corp.	11,276	779,059
Dollar Tree Inc.[a]	10,252	774,538
JC Penney Co. Inc.[a,b]	13,669	117,417
Kohl’s Corp.	7,687	336,306
Macy’s Inc.	13,424	489,842
Nordstrom Inc.	5,055	262,860
Target Corp.	25,007	1,718,731

		4,625,263

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.64%
Anadarko Petroleum Corp.	23,727	$1,410,333
Antero Resources Corp.[a]	6,218	164,590
Apache Corp.	16,508	981,896
Cabot Oil & Gas Corp.	20,157	420,878
Carrizo Oil & Gas Inc.[a]	2,343	79,264
Cheniere Energy Inc.[a]	10,085	380,205
Chesapeake Energy Corp.[a]	32,103	176,888
Chevron Corp.	81,980	8,587,405
Cimarex Energy Co.	4,099	529,304
Concho Resources Inc.[a]	6,161	782,077
ConocoPhillips	53,805	2,337,827
CONSOL Energy Inc.	7,685	130,261
Continental Resources Inc./OKa,b	3,814	186,543
Devon Energy Corp.	22,715	860,671
Diamondback Energy Inc.[a]	3,343	305,182
Energen Corp.	4,349	218,015
EOG Resources Inc.	23,967	2,167,096
EQT Corp.	7,495	494,670
Exxon Mobil Corp.	180,210	15,015,097
Gulfport Energy Corp.[a]	5,245	126,457
Hess Corp.	11,649	558,803
HollyFrontier Corp.	7,661	191,142
Kinder Morgan Inc./DE	83,383	1,703,515
Marathon Oil Corp.	37,158	489,742
Marathon Petroleum Corp.	23,040	1,004,314
Murphy Oil Corp.	7,079	183,134
Newfield Exploration Co.[a]	8,536	346,476
Noble Energy Inc.	18,824	648,863
Oasis Petroleum Inc.[a]	9,816	102,970
Occidental Petroleum Corp.	33,185	2,419,518
ONEOK Inc.	9,163	443,764
Parsley Energy Inc. Class Aa	6,318	207,862
PBF Energy Inc.	4,047	88,225
Phillips 66	19,333	1,568,873
Pioneer Natural Resources Co.	7,363	1,318,124
QEP Resources Inc.	10,239	164,541
Range Resources Corp.	8,105	273,868
Rice Energy Inc.[a]	5,360	118,402
SemGroup Corp. Class A	2,328	75,078
SM Energy Co.	3,632	122,144
Southwestern Energy Co.[a]	21,336	221,681
Spectra Energy Corp.	30,431	1,272,320
Targa Resources Corp.	7,193	315,773
Tesoro Corp.	5,102	433,517

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Valero Energy Corp.	20,069	$1,188,888
Western Refining Inc.	3,544	102,244
Whiting Petroleum Corp.[a,b]	11,883	97,916
Williams Companies Inc. (The)	29,741	868,437
World Fuel Services Corp.	3,016	121,394
WPX Energy Inc.[a]	14,744	160,120

		52,166,307
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	2,693	96,813
KapStone Paper and Packaging Corp.	3,676	66,683
Louisiana-Pacific Corp.[a]	6,382	117,110

		280,606
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	19,486	127,633
Edgewell Personal Care Co.[a]	2,528	190,611
Estee Lauder Companies Inc. (The) Class A	9,612	837,494
Herbalife Ltd.[a]	3,032	183,982
Nu Skin Enterprises Inc. Class A	2,230	137,479

		1,477,199
PHARMACEUTICALS — 4.68%
Akorn Inc.[a]	3,932	94,171
Allergan PLC[a]	17,189	3,591,470
Bristol-Myers Squibb Co.	72,498	3,690,873
Catalent Inc.[a]	5,326	121,486
Eli Lilly & Co.	42,235	3,118,632
Endo International PLC[a]	8,970	168,188
Horizon Pharma PLC[a]	7,017	117,324
Impax Laboratories Inc.[a]	3,065	61,607
Jazz Pharmaceuticals PLC[a]	2,614	286,155
Johnson & Johnson	118,897	13,790,863
Mallinckrodt PLC[a]	4,686	277,692
Medicines Co. (The)[a]	2,951	97,235
Merck & Co. Inc.	120,158	7,055,678
Mylan NVa	19,942	727,883
Pacira Pharmaceuticals Inc./DEa,b	1,557	49,513
Perrigo Co. PLC	6,291	523,348
Pfizer Inc.	263,584	8,358,249
Prestige Brands Holdings Inc.[a]	2,241	101,472
Zoetis Inc.	21,480	1,026,744

		43,258,583
PROFESSIONAL SERVICES — 0.35%
Advisory Board Co. (The)[a]	1,786	71,083
CEB Inc.	1,380	67,137

Security	Shares	Value
Dun & Bradstreet Corp. (The)	1,614	$201,508
Equifax Inc.	5,195	644,024
FTI Consulting Inc.[a]	1,720	67,011
IHS Markit Ltd.[a]	14,450	531,616
ManpowerGroup Inc.	2,936	225,485
Nielsen Holdings PLC	14,612	657,832
Robert Half International Inc.	5,562	208,130
Verisk Analytics Inc. Class Aa	6,797	554,295

		3,228,121
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
Alexander & Baldwin Inc.	2,183	91,228
CBRE Group Inc. Class Aa	12,778	329,161
Howard Hughes Corp. (The)[a,b]	1,543	169,468
Jones Lang LaSalle Inc.	1,900	184,015
Realogy Holdings Corp.	6,423	147,022
St. Joe Co. (The)[a,b]	3,144	55,649

		976,543
ROAD & RAIL — 0.79%
Avis Budget Group Inc.[a]	4,005	129,602
CSX Corp.	41,006	1,251,093
Genesee & Wyoming Inc. Class Aa	2,584	175,557
Hertz Global Holdings Inc.[a]	3,184	105,549
JB Hunt Transport Services Inc.	3,842	313,546
Kansas City Southern	4,668	409,664
Landstar System Inc.	1,921	136,679
Norfolk Southern Corp.	12,697	1,180,821
Old Dominion Freight Line Inc.[a]	3,060	228,521
Ryder System Inc.	2,422	168,062
Union Pacific Corp.	36,178	3,190,176

		7,289,270
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Advanced Micro Devices Inc.[a]	31,531	227,969
Analog Devices Inc.	13,329	854,389
Applied Materials Inc.	47,030	1,367,632
Broadcom Ltd.	17,158	2,921,664
Cavium Inc.[a]	2,831	159,810
Cirrus Logic Inc.[a]	2,663	143,749
Cree Inc.[a]	4,231	94,351
Cypress Semiconductor Corp.	14,109	140,667
First Solar Inc.[a,b]	3,195	129,366
Integrated Device Technology Inc.[a]	6,013	124,529
Intel Corp.	205,579	7,168,540
KLA-Tencor Corp.	6,822	512,400
Lam Research Corp.	6,974	675,502

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Linear Technology Corp.	10,438	$626,906
Marvell Technology Group Ltd.	19,347	252,091
Maxim Integrated Products Inc.	12,499	495,335
Microchip Technology Inc.	9,331	564,992
Micron Technology Inc.[a]	44,850	769,626
Microsemi Corp.[a]	5,066	213,431
NVIDIA Corp.	23,227	1,652,833
ON Semiconductor Corp.[a]	18,255	213,036
Qorvo Inc.[a]	5,549	308,802
QUALCOMM Inc.	63,973	4,396,225
Semtech Corp.[a]	2,882	69,744
Silicon Laboratories Inc.[a]	1,802	108,030
Skyworks Solutions Inc.	8,094	622,752
Synaptics Inc.[a]	1,533	79,900
Teradyne Inc.	8,683	202,227
Texas Instruments Inc.	43,623	3,090,690
Versum Materials Inc.[a]	4,700	106,690
Xilinx Inc.	11,054	562,317

		28,856,195
SOFTWARE — 4.65%
ACI Worldwide Inc.[a]	5,228	94,731
Activision Blizzard Inc.	29,610	1,278,264
Adobe Systems Inc.[a]	21,649	2,327,484
ANSYS Inc.[a]	3,738	341,466
Aspen Technology Inc.[a,b]	3,527	173,669
Autodesk Inc.[a]	8,494	613,946
Blackbaud Inc.	2,003	122,984
CA Inc.	13,581	417,480
Cadence Design Systems Inc.[a]	12,563	321,362
CDK Global Inc.	6,437	351,525
Citrix Systems Inc.[a]	6,728	570,534
CommVault Systems Inc.[a]	1,855	99,243
Dell Technologies Inc. – VMware Inc. Class Va	9,692	475,780
Electronic Arts Inc.[a]	13,065	1,025,864
Ellie Mae Inc.[a]	1,421	150,470
Fair Isaac Corp.	1,371	165,452
FireEye Inc.[a,b]	6,482	75,321
Fortinet Inc.[a]	6,177	198,035
Guidewire Software Inc.[a]	3,190	183,266
Intuit Inc.	10,660	1,159,168
Manhattan Associates Inc.[a]	3,032	153,540
Mentor Graphics Corp.	4,687	135,454
Microsoft Corp.	338,665	20,292,807
NetSuite Inc.[a]	1,684	156,814

Security	Shares	Value
Nuance Communications Inc.[a]	10,632	$149,061
Oracle Corp.	130,686	5,020,956
Proofpoint Inc.[a,b]	1,746	136,851
PTC Inc.[a]	4,992	236,821
Red Hat Inc.[a]	7,818	605,504
salesforce.com inc.[a]	27,972	2,102,376
ServiceNow Inc.[a,b]	7,117	625,655
Splunk Inc.[a]	5,747	345,912
SS&C Technologies Holdings Inc.	7,055	225,266
Symantec Corp.	26,523	663,871
Synopsys Inc.[a]	6,688	396,665
Tableau Software Inc. Class Aa,b	2,313	111,140
Take-Two Interactive Software Inc.[a]	3,741	166,063
Tyler Technologies Inc.[a]	1,447	232,099
Ultimate Software Group Inc. (The)[a,b]	1,271	268,168
Verint Systems Inc.[a]	2,592	93,312
VMware Inc. Class Aa,b	3,539	278,165
Workday Inc. Class Aa	5,197	450,476

		42,993,020
SPECIALTY RETAIL — 2.33%
Aaron’s Inc.	2,902	71,708
Abercrombie & Fitch Co. Class A	2,656	38,804
Advance Auto Parts Inc.	3,209	449,517
American Eagle Outfitters Inc.[b]	7,512	128,005
Asbury Automotive Group Inc.[a]	891	45,396
Ascena Retail Group Inc.[a]	6,851	33,501
AutoNation Inc.[a]	2,748	120,555
AutoZone Inc.[a]	1,272	944,028
Bed Bath & Beyond Inc.	6,688	270,329
Best Buy Co. Inc.	12,108	471,122
Burlington Stores Inc.[a]	3,032	227,218
Cabela’s Inc.[a]	2,202	135,665
CarMax Inc.[a,b]	8,415	420,245
Chico’s FAS Inc.	5,603	65,387
CST Brands Inc.	3,352	160,963
Dick’s Sporting Goods Inc.	3,742	208,242
DSW Inc. Class Ab	3,122	64,844
Five Below Inc.[a,b]	2,319	87,148
Foot Locker Inc.	5,861	391,339
GameStop Corp. Class A	4,444	106,878
Gap Inc. (The)	9,534	263,043
Genesco Inc.[a,b]	1,015	54,607
GNC Holdings Inc. Class A	2,961	39,766
Group 1 Automotive Inc.	892	53,761

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
Home Depot Inc. (The)	53,704	$6,552,425
L Brands Inc.	10,450	754,386
Lithia Motors Inc. Class A	1,008	86,466
Lowe’s Companies Inc.	37,981	2,531,434
Murphy USA Inc.[a]	1,640	112,799
O’Reilly Automotive Inc.[a]	4,129	1,091,873
Office Depot Inc.	24,047	75,748
Ross Stores Inc.	17,252	1,078,940
Sally Beauty Holdings Inc.[a,b]	6,351	164,745
Signet Jewelers Ltd.	3,364	273,359
Staples Inc.	28,763	212,846
Tiffany & Co.	4,718	346,396
TJX Companies Inc. (The)	28,502	2,102,023
Tractor Supply Co.	5,766	361,125
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,550	620,517
Urban Outfitters Inc.[a]	3,916	130,990
Williams-Sonoma Inc.	3,593	166,068

		21,514,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.39%
3D Systems Corp.[a,b]	4,292	59,530
Apple Inc.	234,188	26,589,705
Diebold Inc.	3,239	70,610
Electronics For Imaging Inc.[a]	1,937	82,381
Hewlett Packard Enterprise Co.	71,977	1,617,323
HP Inc.	74,214	1,075,361
Lexmark International Inc. Class A	2,653	105,298
NCR Corp.[a]	5,278	184,994
NetApp Inc.	12,122	411,421
Seagate Technology PLC	13,037	447,299
Western Digital Corp.	12,343	721,325

		31,365,247
TEXTILES, APPAREL & LUXURY GOODS — 0.76%
Carter’s Inc.	2,109	182,091
Coach Inc.	12,271	440,406
Deckers Outdoor Corp.[a]	1,437	74,997
Fossil Group Inc.[a,b]	1,653	45,077
G-III Apparel Group Ltd.[a]	1,736	45,344
Hanesbrands Inc.	16,352	420,247
Kate Spade & Co.[a]	5,500	92,125
lululemon athletica Inc.[a]	4,725	270,506
Michael Kors Holdings Ltd.[a]	7,352	373,335
NIKE Inc. Class B	58,528	2,936,935
PVH Corp.	3,548	379,565

Security	Shares	Value
Ralph Lauren Corp.	2,452	$240,541
Skechers U.S.A. Inc. Class Aa	5,725	120,397
Steven Madden Ltd.[a]	2,353	78,590
Under Armour Inc. Class Aa,b	7,802	242,642
Under Armour Inc. Class Ca	7,858	203,208
VF Corp.	14,451	783,389
Wolverine World Wide Inc.	4,184	89,329

		7,018,724
THRIFTS & MORTGAGE FINANCE — 0.08%
Capitol Federal Financial Inc.	5,844	85,732
MGIC Investment Corp.[a]	14,120	115,219
New York Community Bancorp. Inc.	21,141	303,585
Radian Group Inc.	8,963	121,807
Washington Federal Inc.	4,117	112,188

		738,531
TOBACCO — 1.53%
Altria Group Inc.	84,836	5,609,356
Philip Morris International Inc.	67,436	6,503,528
Reynolds American Inc.	36,009	1,983,376

		14,096,260
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Air Lease Corp.	4,107	124,278
Applied Industrial Technologies Inc.	1,795	91,186
Beacon Roofing Supply Inc.[a]	2,530	106,361
Fastenal Co.	12,676	494,111
GATX Corp.	1,930	84,476
HD Supply Holdings Inc.[a]	8,642	285,186
MRC Global Inc.[a]	4,252	62,675
MSC Industrial Direct Co. Inc. Class A	1,935	140,868
NOW Inc.[a]	4,491	96,826
United Rentals Inc.[a]	3,748	283,574
Watsco Inc.	1,122	154,039
WESCO International Inc.[a]	1,827	99,023
WW Grainger Inc.	2,418	503,234

		2,525,837
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	3,289	269,073

		269,073
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	7,770	575,291
Aqua America Inc.	7,783	238,938

		814,229

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[a]	27,690	$170,570
T-Mobile U.S. Inc.[a]	12,521	622,669
Telephone & Data Systems Inc.	4,214	108,890

		902,129

TOTAL COMMON STOCKS (Cost: $695,731,247)		923,444,098

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	17,467,773	17,469,520
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	1,482,778	1,482,778

		18,952,298

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,950,837)		18,952,298

Value
TOTAL INVESTMENTS IN SECURITIES — 101.96%
(Cost: $714,682,084)[g]	$942,396,396
Other Assets Less Liabilities — (1.96)%	(18,146,718)

NET ASSETS — 100.00%	$924,249,678

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $733,778,260. Net unrealized appreciation was $208,618,136, of which $264,951,483 represented gross unrealized appreciation on securities and $56,333,347 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,537	42	(272)	5,307	$1,810,961	$25,268	$23,125
PNC Financial Services Group Inc. (The)	22,044	343	(1,010)	21,377	2,043,641	23,669	8,049

					$3,854,602	$48,937	$31,174

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$923,435,922	$—	$8,176	$923,444,098
Money market funds	18,952,298	—	—	18,952,298

Total	$942,388,220	$—	$8,176	$942,396,396

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

AIR FREIGHT & LOGISTICS — 30.00%
CH Robinson Worldwide Inc.	430,329	$29,314,011
Expeditors International of Washington Inc.	579,059	29,804,167
FedEx Corp.	477,399	83,220,193
United Parcel Service Inc. Class B	473,105	50,981,795

		193,320,166
AIRLINES — 21.17%
Alaska Air Group Inc.	430,410	31,084,210
American Airlines Group Inc.	521,663	21,179,518
Delta Air Lines Inc.	537,575	22,454,508
JetBlue Airways Corp.[a]	586,216	10,247,056
Southwest Airlines Co.	538,526	21,567,966
United Continental Holdings Inc.[a]	531,935	29,910,705

		136,443,963
MARINE — 7.82%
Kirby Corp.[a,b]	495,812	29,228,117
Matson Inc.	529,458	21,146,553

		50,374,670
ROAD & RAIL — 40.89%
Avis Budget Group Inc.[a]	536,413	17,358,325
CSX Corp.	645,796	19,703,236
JB Hunt Transport Services Inc.	469,021	38,276,804
Kansas City Southern	471,239	41,355,935
Landstar System Inc.	424,920	30,233,058
Norfolk Southern Corp.	470,357	43,743,200
Ryder System Inc.	452,398	31,391,897

Security	Shares	Value
Union Pacific Corp.	470,618	$41,499,095

		263,561,550

TOTAL COMMON STOCKS
(Cost: $741,249,958)		643,700,349

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	12,252,720	12,253,946
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	1,027,460	1,027,460

		13,281,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,280,180)		13,281,406

TOTAL INVESTMENTS IN SECURITIES — 101.94%
(Cost: $754,530,138)[f]		656,981,755
Other Assets, Less Liabilities — (1.94)%		(12,499,606)

NET ASSETS — 100.00%		$644,482,149

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $756,946,281. Net unrealized depreciation was $99,964,526, of which $570,733 represented gross unrealized appreciation on securities and $100,535,259 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$643,700,349	$—	$—	$643,700,349
Money market funds	13,281,406	—	—	13,281,406

Total	$656,981,755	$—	$—	$656,981,755

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

ELECTRIC UTILITIES — 0.43%
OGE Energy Corp.	162,795	$5,053,157

		5,053,157
ELECTRICAL EQUIPMENT — 0.10%
Solarcity Corp.[a,b]	57,269	1,122,472

		1,122,472
ENERGY EQUIPMENT & SERVICES — 16.19%
Baker Hughes Inc.	348,539	19,309,061
Core Laboratories NV	35,964	3,487,429
Diamond Offshore Drilling Inc.	52,083	858,849
Dril-Quip Inc.[a,b]	30,642	1,455,495
Ensco PLC Class A	245,789	1,922,070
FMC Technologies Inc.[a]	183,926	5,935,292
Halliburton Co.	701,400	32,264,400
Helmerich & Payne Inc.	88,094	5,559,612
Nabors Industries Ltd.	231,060	2,749,614
National Oilwell Varco Inc.	307,477	9,870,012
Noble Corp. PLC	198,421	980,200
Oceaneering International Inc.	79,965	1,903,167
Oil States International Inc.[a,b]	41,883	1,225,078
Patterson-UTI Energy Inc.	120,462	2,707,986
Rowan Companies PLC Class A	102,167	1,355,756
Schlumberger Ltd.	1,132,776	88,617,066
Superior Energy Services Inc.	123,705	1,751,663
Transocean Ltd.[a]	280,053	2,691,309
U.S. Silica Holdings Inc.	51,676	2,386,914
Weatherford International PLC[a]	730,593	3,521,458

		190,552,431
OIL, GAS & CONSUMABLE FUELS — 82.96%
Anadarko Petroleum Corp.	444,499	26,421,021
Antero Resources Corp.[a]	115,207	3,049,529
Apache Corp.	309,050	18,382,294
Cabot Oil & Gas Corp.	378,674	7,906,713
Carrizo Oil & Gas Inc.[a,b]	45,059	1,524,346
Cheniere Energy Inc.[a]	191,826	7,231,840
Chesapeake Energy Corp.[a,b]	606,692	3,342,873
Chevron Corp.	1,536,655	160,964,611
Cimarex Energy Co.	77,339	9,986,785
Concho Resources Inc.[a]	115,763	14,694,955
ConocoPhillips	1,008,812	43,832,881
Continental Resources Inc./OKa,b	70,231	3,434,998
Devon Energy Corp.	426,486	16,159,555
Diamondback Energy Inc.[a,b]	63,616	5,807,505

Security	Shares	Value
Energen Corp.	79,140	$3,967,288
EOG Resources Inc.	448,526	40,555,721
EQT Corp.	140,639	9,282,174
Exxon Mobil Corp.	3,377,623	281,423,548
Gulfport Energy Corp.[a]	102,225	2,464,645
Hess Corp.	219,178	10,513,969
HollyFrontier Corp.	143,910	3,590,554
Kinder Morgan Inc./DE	1,563,753	31,947,474
Marathon Oil Corp.	689,849	9,092,210
Marathon Petroleum Corp.	430,688	18,773,690
Murphy Oil Corp.	131,963	3,413,883
Newfield Exploration Co.[a]	161,893	6,571,237
Noble Energy Inc.	349,880	12,060,364
Oasis Petroleum Inc.[a]	186,604	1,957,476
Occidental Petroleum Corp.	622,252	45,368,393
ONEOK Inc.	171,278	8,294,994
Parsley Energy Inc. Class Aa	120,051	3,949,678
PBF Energy Inc.	79,787	1,739,357
Phillips 66	361,999	29,376,219
Pioneer Natural Resources Co.	138,152	24,731,971
QEP Resources Inc.	195,356	3,139,371
Range Resources Corp.	153,243	5,178,081
Rice Energy Inc.[a]	123,859	2,736,045
SemGroup Corp. Class A	44,376	1,431,126
SM Energy Co.	70,824	2,381,811
Southwestern Energy Co.[a]	402,267	4,179,554
Spectra Energy Corp.	571,075	23,876,646
Targa Resources Corp.	135,827	5,962,805
Tesoro Corp.	96,831	8,227,730
Valero Energy Corp.	375,778	22,261,089
Western Refining Inc.	64,548	1,862,210
Whiting Petroleum Corp.[a,b]	224,584	1,850,572
Williams Companies Inc. (The)	556,310	16,244,252
World Fuel Services Corp.	57,442	2,312,040
WPX Energy Inc.[a]	280,728	3,048,706

		976,506,789
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
First Solar Inc.[a,b]	62,598	2,534,593

		2,534,593

TOTAL COMMON STOCKS
(Cost: $1,482,152,928)		1,175,769,442

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

October 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	19,083,368	$19,085,276
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	1,363,173	1,363,173

		20,448,449

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,446,677)		20,448,449

Value
TOTAL INVESTMENTS IN SECURITIES — 101.63%
(Cost: $1,502,599,605)[f]	$1,196,217,891
Other Assets, Less Liabilities — (1.63)%	(19,177,607)

NET ASSETS — 100.00%	$1,177,040,284

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,575,825,061. Net unrealized depreciation was $379,607,170, of which $7,451,411 represented gross unrealized appreciation on securities and $387,058,581 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,175,769,442	$—	$—	$1,175,769,442
Money market funds	20,448,449	—	—	20,448,449

Total	$1,196,217,891	$—	$—	$1,196,217,891

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

BIOTECHNOLOGY — 22.06%
AbbVie Inc.	1,034,512	$57,705,078
ACADIA Pharmaceuticals Inc.[a,b]	59,552	1,388,157
Agios Pharmaceuticals Inc.[a,b]	20,531	982,203
Alexion Pharmaceuticals Inc.[a]	142,360	18,577,980
Alkermes PLC[a]	96,280	4,853,475
Alnylam Pharmaceuticals Inc.[a,b]	45,010	1,602,356
Amgen Inc.	475,390	67,106,052
Biogen Inc.[a]	139,194	38,999,375
BioMarin Pharmaceutical Inc.[a]	108,576	8,742,540
Bluebird Bio Inc.[a,b]	23,455	1,119,976
Celgene Corp.[a]	492,375	50,310,877
Cepheid[a]	46,475	2,458,528
Dyax Corp.	95,647	106,168
Gilead Sciences Inc.	838,287	61,723,072
Incyte Corp.[a]	111,153	9,666,976
Intercept Pharmaceuticals Inc.[a,b]	11,112	1,374,999
Intrexon Corp.[a,b]	38,404	1,002,344
Ionis Pharmaceuticals Inc.[a,b]	77,025	2,001,110
Juno Therapeutics Inc.[a,b]	48,493	1,177,895
Kite Pharma Inc.[a,b]	28,106	1,244,815
Ligand Pharmaceuticals Inc.[a]	12,088	1,157,184
Myriad Genetics Inc.[a,b]	44,424	875,597
Neurocrine Biosciences Inc.[a,b]	55,271	2,419,212
Novavax Inc.[a,b]	172,674	262,464
OPKO Health Inc.[a,b]	228,342	2,150,982
Portola Pharmaceuticals Inc.[a,b]	35,373	643,081
Radius Health Inc.[a,b]	23,593	1,012,612
Regeneron Pharmaceuticals Inc.[a]	47,911	16,530,253
Seattle Genetics Inc.[a,b]	60,478	3,126,713
TESARO Inc.[a]	20,947	2,532,073
Ultragenyx Pharmaceutical Inc.[a,b]	23,111	1,363,318
United Therapeutics Corp.[a,b]	27,516	3,303,846
Vertex Pharmaceuticals Inc.[a]	157,516	11,949,164

		379,470,475
COMMERCIAL SERVICES & SUPPLIES — 0.10%
Healthcare Services Group Inc.[b]	46,150	1,706,166

		1,706,166
HEALTH CARE EQUIPMENT & SUPPLIES — 20.52%
Abbott Laboratories	933,788	36,641,841
ABIOMED Inc.[a]	25,504	2,677,665
Alere Inc.[a,b]	55,524	2,480,812
Align Technology Inc.[a]	47,696	4,098,040

Security	Shares	Value
Baxter International Inc.	310,681	$14,785,309
Becton Dickinson and Co.	135,220	22,704,790
Boston Scientific Corp.[a]	864,009	19,008,198
Cooper Companies Inc. (The)	30,942	5,447,030
CR Bard Inc.	46,694	10,117,656
Danaher Corp.	385,985	30,319,122
DENTSPLY SIRONA Inc.	148,136	8,528,190
DexCom Inc.[a,b]	53,191	4,161,664
Edwards Lifesciences Corp.[a]	135,125	12,866,602
Haemonetics Corp.[a,b]	32,685	1,092,006
Halyard Health Inc.[a]	29,340	949,149
Hill-Rom Holdings Inc.	37,950	2,102,809
Hologic Inc.[a]	176,218	6,345,610
IDEXX Laboratories Inc.[a]	56,881	6,094,230
Intuitive Surgical Inc.[a]	24,434	16,421,603
Medtronic PLC	877,856	72,001,749
NuVasive Inc.[a]	31,982	1,910,285
ResMed Inc.	89,427	5,345,052
St. Jude Medical Inc.	180,836	14,076,274
STERIS PLC	54,757	3,658,863
Stryker Corp.	197,287	22,757,055
Teleflex Inc.	27,923	3,996,619
Varian Medical Systems Inc.[a]	59,296	5,379,926
West Pharmaceutical Services Inc.	46,484	3,534,179
Zimmer Biomet Holdings Inc.	126,968	13,382,427

		352,884,755
HEALTH CARE PROVIDERS & SERVICES — 16.13%
Acadia Healthcare Co. Inc.[a,b]	48,449	1,742,226
Aetna Inc.	222,795	23,917,043
Amsurg Corp.[a,b]	34,913	2,086,052
Anthem Inc.	167,105	20,363,415
Brookdale Senior Living Inc.[a,b]	118,207	1,705,727
Centene Corp.[a]	108,895	6,803,760
Cigna Corp.	162,915	19,359,190
Community Health Systems Inc.[a,b]	72,891	384,865
DaVita Inc.[a,b]	105,149	6,163,834
Envision Healthcare Holdings Inc.[a,b]	119,326	2,360,268
Express Scripts Holding Co.[a]	400,276	26,978,602
HCA Holdings Inc.[a]	187,440	14,344,783
HealthSouth Corp.	56,941	2,286,181
Henry Schein Inc.[a,b]	52,006	7,759,295
Humana Inc.	94,630	16,231,884

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2016

Security	Shares	Value
Laboratory Corp. of America Holdings[a,b]	65,044	$8,152,615
LifePoint Health Inc.[a,b]	27,208	1,628,399
Magellan Health Inc.[a]	16,094	828,036
MEDNAX Inc.[a,b]	58,308	3,571,365
Molina Healthcare Inc.[a,b]	27,124	1,475,817
Owens & Minor Inc.	39,353	1,277,005
Patterson Companies Inc.	53,072	2,266,705
Quest Diagnostics Inc.	88,351	7,195,305
Team Health Holdings Inc.[a,b]	47,163	2,020,935
Tenet Healthcare Corp.[a]	50,763	1,000,539
UnitedHealth Group Inc.	604,998	85,504,367
Universal Health Services Inc. Class B	57,232	6,908,475
WellCare Health Plans Inc.[a]	28,194	3,200,301

		277,516,989
LIFE SCIENCES TOOLS & SERVICES — 4.24%
Bio-Rad Laboratories Inc. Class Aa	13,167	2,081,439
Bio-Techne Corp.	23,727	2,467,371
Bruker Corp.	67,956	1,392,418
Charles River Laboratories International Inc.[a]	30,081	2,282,546
Illumina Inc.[a]	93,062	12,669,461
PAREXEL International Corp.[a]	33,721	1,964,586
Quintiles IMS Holdings Inc.[a]	85,622	6,142,522
Thermo Fisher Scientific Inc.	250,450	36,823,664
Waters Corp.[a]	51,221	7,126,890

		72,950,897
PHARMACEUTICALS — 36.77%
Akorn Inc.[a,b]	56,421	1,351,283
Allergan PLC[a]	251,518	52,552,171
Bristol-Myers Squibb Co.	1,061,387	54,035,212
Catalent Inc.[a]	79,303	1,808,901
Eli Lilly & Co.	617,048	45,562,824
Endo International PLC[a]	126,408	2,370,150
Horizon Pharma PLC[a]	102,499	1,713,783
Impax Laboratories Inc.[a]	47,017	945,042
Jazz Pharmaceuticals PLC[a]	38,475	4,211,858
Johnson & Johnson	1,737,934	201,582,965
Mallinckrodt PLC[a]	68,354	4,050,658
Medicines Co. (The)[a,b]	44,305	1,459,850
Merck & Co. Inc.	1,756,560	103,145,203
Mylan NVa	292,446	10,674,279
Pacira Pharmaceuticals Inc./DEa	23,906	760,211

Security	Shares	Value
Perrigo Co. PLC	91,078	$7,576,779
Pfizer Inc.	3,853,135	122,182,911
Prestige Brands Holdings Inc.[a]	33,692	1,525,574
Zoetis Inc.	314,241	15,020,720

		632,530,374

TOTAL COMMON STOCKS
(Cost: $1,907,689,347)		1,717,059,656

SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	41,448,667	41,452,812
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	2,488,021	2,488,021

		43,940,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,937,172)		43,940,833

TOTAL INVESTMENTS IN SECURITIES — 102.38%
(Cost: $1,951,626,519)[f]		1,761,000,489
Other Assets, Less Liabilities — (2.38)%		(40,869,423)

NET ASSETS — 100.00%		$1,720,131,066

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,962,529,096. Net unrealized depreciation was $201,528,607, of which $66,026,750 represented gross unrealized appreciation on securities and $267,555,357 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,716,953,488	$—	$106,168	$1,717,059,656
Money market funds	43,940,833	—	—	43,940,833

Total	$1,760,894,321	$—	$106,168	$1,761,000,489

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

COMMERCIAL SERVICES & SUPPLIES — 0.09%
Pitney Bowes Inc.	145,514	$2,595,970

		2,595,970
COMMUNICATIONS EQUIPMENT — 6.63%
Arista Networks Inc.[a,b]	32,150	2,724,713
ARRIS International PLC[a]	149,819	4,161,972
Brocade Communications Systems Inc.	314,619	3,334,961
Ciena Corp.[a]	108,756	2,107,691
Cisco Systems Inc.	3,937,350	120,797,898
CommScope Holding Co. Inc.[a]	132,910	4,060,401
EchoStar Corp. Class Aa	36,669	1,713,909
F5 Networks Inc.[a]	51,903	7,173,514
Finisar Corp.[a,b]	86,733	2,374,750
Harris Corp.	97,401	8,689,143
InterDigital Inc./PA	26,858	1,897,518
Juniper Networks Inc.	300,592	7,917,593
Lumentum Holdings Inc.[a]	43,129	1,449,134
Motorola Solutions Inc.	130,415	9,465,521
NetScout Systems Inc.[a,b]	72,137	1,980,161
Palo Alto Networks Inc.[a]	70,253	10,807,019
Plantronics Inc.	26,233	1,356,508
ViaSat Inc.[a,b]	35,532	2,510,691
Viavi Solutions Inc.[a]	181,036	1,288,976

		195,812,073
CONSTRUCTION & ENGINEERING — 0.07%
Dycom Industries Inc.[a]	24,607	1,893,017

		1,893,017
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.08%
Zayo Group Holdings Inc.[a]	75,863	2,441,271

		2,441,271
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.12%
CDW Corp./DE	128,199	5,757,417
Corning Inc.	811,748	18,434,797
Ingram Micro Inc. Class A	117,752	4,380,374
SYNNEX Corp.	22,732	2,330,939
Tech Data Corp.[a]	27,524	2,119,899

		33,023,426
HEALTH CARE TECHNOLOGY — 0.80%
Allscripts Healthcare Solutions Inc.[a,b]	145,897	1,752,223
athenahealth Inc.[a,b]	30,942	3,196,927

Security	Shares	Value
Cerner Corp.[a]	235,136	$13,774,267
Medidata Solutions Inc.[a,b]	42,833	2,055,556
Veeva Systems Inc.[a]	75,643	2,938,731

		23,717,704
HOUSEHOLD DURABLES — 0.15%
Garmin Ltd.	90,330	4,368,359

		4,368,359
INTERNET SOFTWARE & SERVICES — 23.71%
Akamai Technologies Inc.[a]	136,987	9,516,487
Alphabet Inc. Class Aa	230,795	186,920,870
Alphabet Inc. Class Ca	231,307	181,469,594
eBay Inc.[a]	821,878	23,431,742
Facebook Inc. Class Aa	1,818,394	238,191,430
GrubHub Inc.[a,b]	66,626	2,539,117
IAC/InterActiveCorp	57,861	3,728,563
j2 Global Inc.	37,798	2,689,328
Pandora Media Inc.[a,b]	180,137	2,040,952
Rackspace Hosting Inc.[a]	84,317	2,693,085
Twitter Inc.[a,b]	466,156	8,367,500
VeriSign Inc.[a,b]	72,830	6,119,176
Yahoo! Inc.[a]	685,347	28,476,168
Zillow Group Inc. Class Aa,b	35,775	1,181,648
Zillow Group Inc. Class Ca,b	82,600	2,755,536

		700,121,196
IT SERVICES — 5.89%
Amdocs Ltd.	117,835	6,887,456
CACI International Inc. Class Aa	19,062	1,865,217
Cognizant Technology Solutions Corp. Class Aa	474,995	24,390,993
Computer Sciences Corp.	110,336	6,007,795
CSRA Inc.	114,554	2,874,160
DST Systems Inc.	25,670	2,468,427
EPAM Systems Inc.[a,b]	35,269	2,270,266
Gartner Inc.[a]	64,625	5,560,335
International Business Machines Corp.	680,906	104,648,443
Leidos Holdings Inc.	111,251	4,624,704
Science Applications International Corp.	35,295	2,432,178
Teradata Corp.[a,b]	102,513	2,763,751
Vantiv Inc. Class Aa	122,526	7,150,617

		173,944,342

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2016

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.53%
Advanced Micro Devices Inc.[a]	575,762	$4,162,759
Analog Devices Inc.	240,573	15,420,729
Applied Materials Inc.	846,074	24,603,832
Broadcom Ltd.	309,648	52,726,862
Cavium Inc.[a]	51,123	2,885,893
Cirrus Logic Inc.[a,b]	48,888	2,638,974
Cree Inc.[a,b]	78,734	1,755,768
Cypress Semiconductor Corp.	252,699	2,519,409
Integrated Device Technology Inc.[a,b]	106,033	2,195,943
Intel Corp.	3,703,503	129,141,150
KLA-Tencor Corp.	122,200	9,178,442
Lam Research Corp.	125,506	12,156,511
Linear Technology Corp.	187,626	11,268,818
Marvell Technology Group Ltd.	348,799	4,544,851
Maxim Integrated Products Inc.	222,907	8,833,804
Microchip Technology Inc.	168,529	10,204,431
Micron Technology Inc.[a]	812,308	13,939,205
Microsemi Corp.[a]	88,453	3,726,525
NVIDIA Corp.	418,770	29,799,673
ON Semiconductor Corp.[a,b]	326,431	3,809,450
Qorvo Inc.[a,b]	100,447	5,589,876
QUALCOMM Inc.	1,153,648	79,278,691
Semtech Corp.[a]	51,123	1,237,177
Silicon Laboratories Inc.[a]	32,805	1,966,660
Skyworks Solutions Inc.	147,006	11,310,642
Synaptics Inc.[a]	27,309	1,423,345
Teradyne Inc.	158,645	3,694,842
Texas Instruments Inc.	785,386	55,644,598
Versum Materials Inc.[a]	83,329	1,891,568
Xilinx Inc.	198,728	10,109,293

		517,659,721
SOFTWARE — 24.75%
ACI Worldwide Inc.[a]	92,164	1,670,012
Adobe Systems Inc.[a]	390,108	41,940,511
ANSYS Inc.[a]	68,374	6,245,965
Aspen Technology Inc.[a,b]	63,886	3,145,747
Autodesk Inc.[a,b]	152,808	11,044,962
Blackbaud Inc.	37,470	2,300,658
CA Inc.	246,590	7,580,177
Cadence Design Systems Inc.[a]	229,229	5,863,678
CDK Global Inc.	117,728	6,429,126
Citrix Systems Inc.[a]	122,056	10,350,349

Security	Shares	Value
CommVault Systems Inc.[a]	32,504	$1,738,964
Dell Technologies Inc. – VMware Inc. Class Va	174,352	8,558,940
Ellie Mae Inc.[a,b]	26,100	2,763,729
Fair Isaac Corp.	24,202	2,920,697
FireEye Inc.[a,b]	119,165	1,384,697
Fortinet Inc.[a]	114,986	3,686,451
Guidewire Software Inc.[a,b]	56,797	3,262,988
Intuit Inc.	191,821	20,858,615
Manhattan Associates Inc.[a]	56,147	2,843,284
Mentor Graphics Corp.	85,237	2,463,349
Microsoft Corp.	6,099,907	365,506,427
NetSuite Inc.[a]	28,324	2,637,531
Nuance Communications Inc.[a]	195,794	2,745,032
Oracle Corp.	2,356,019	90,518,250
Proofpoint Inc.[a,b]	33,147	2,598,062
PTC Inc.[a,b]	90,325	4,285,018
Red Hat Inc.[a]	141,978	10,996,196
salesforce.com inc.[a]	504,054	37,884,699
ServiceNow Inc.[a,b]	128,654	11,309,973
Splunk Inc.[a,b]	104,371	6,282,090
SS&C Technologies Holdings Inc.	130,861	4,178,392
Symantec Corp.	481,799	12,059,429
Synopsys Inc.[a]	118,645	7,036,835
Tableau Software Inc. Class Aa,b	43,451	2,087,821
Tyler Technologies Inc.[a]	25,983	4,167,673
Ultimate Software Group Inc. (The)[a]	22,759	4,801,921
Verint Systems Inc.[a]	49,172	1,770,192
VMware Inc. Class Aa,b	62,233	4,891,514
Workday Inc. Class Aa	93,084	8,068,521

		730,878,475
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.14%
3D Systems Corp.[a,b]	84,087	1,166,287
Apple Inc.	4,217,999	478,911,607
Diebold Inc.	59,714	1,301,765
Electronics For Imaging Inc.[a]	36,974	1,572,504
Hewlett Packard Enterprise Co.	1,300,605	29,224,594
HP Inc.	1,339,258	19,405,848
Lexmark International Inc. Class A	45,825	1,818,794
NCR Corp.[a]	96,701	3,389,370
NetApp Inc.	218,531	7,416,942

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2016

Security	Shares	Value
Seagate Technology PLC	234,106	$8,032,177
Western Digital Corp.	222,504	13,003,134

		565,243,022

TOTAL COMMON STOCKS
(Cost: $2,741,937,518)		2,951,698,576

SHORT-TERM INVESTMENTS — 1.78%

MONEY MARKET FUNDS — 1.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	50,523,603	50,528,655
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	2,154,845	2,154,845

		52,683,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,679,278)		52,683,500

Value
TOTAL INVESTMENTS IN SECURITIES — 101.74%
(Cost: $2,794,616,796)[f]	$3,004,382,076
Other Assets, Less Liabilities — (1.74)%	(51,515,296)

NET ASSETS — 100.00%	$2,952,866,780

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,819,292,463. Net unrealized appreciation was $185,089,613, of which $320,728,131 represented gross unrealized appreciation on securities and $135,638,518 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,951,698,576	$—	$—	$2,951,698,576
Money market funds	52,683,500	—	—	52,683,500

Total	$3,004,382,076	$—	$—	$3,004,382,076

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

ELECTRIC UTILITIES — 59.10%
ALLETE Inc.	51,118	$3,133,022
Alliant Energy Corp.	235,339	8,954,649
American Electric Power Co. Inc.	509,020	33,004,857
Duke Energy Corp.	713,191	57,069,544
Edison International	337,280	24,783,334
El Paso Electric Co.	41,945	1,937,859
Entergy Corp.	185,284	13,651,725
Eversource Energy	328,377	18,080,438
Exelon Corp.	955,366	32,549,320
FirstEnergy Corp.	440,168	15,093,361
Great Plains Energy Inc.	214,662	6,104,987
Hawaiian Electric Industries Inc.	112,007	3,304,207
IDACORP Inc.	52,177	4,090,155
NextEra Energy Inc.	483,519	61,890,432
PG&E Corp.	516,059	32,057,585
Pinnacle West Capital Corp.	115,090	8,761,802
PNM Resources Inc.	82,459	2,708,778
Portland General Electric Co.	92,052	4,017,149
PPL Corp.	701,966	24,105,512
Southern Co. (The)	1,013,164	52,248,867
Westar Energy Inc.	146,724	8,410,220
Xcel Energy Inc.	525,836	21,848,486

		437,806,289
GAS UTILITIES — 5.34%
Atmos Energy Corp.	107,504	7,997,222
National Fuel Gas Co.	87,981	4,608,445
New Jersey Resources Corp.	89,184	3,027,797
ONE Gas Inc.	54,079	3,313,961
South Jersey Industries Inc.	82,274	2,439,424
Southwest Gas Corp.	49,152	3,561,554
Spire Inc.	47,247	2,967,112
UGI Corp.	179,343	8,301,787
WGL Holdings Inc.	52,860	3,333,880

		39,551,182
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.32%
AES Corp./VA	682,293	8,030,589
Calpine Corp.[a,b]	371,786	4,424,253
Dynegy Inc.[a,b]	121,416	1,293,080
NRG Energy Inc.	326,379	3,469,409

		17,217,331

Security	Shares	Value
MULTI-UTILITIES — 30.56%
Ameren Corp.	251,178	$12,546,341
Avista Corp.	65,947	2,730,206
Black Hills Corp.	54,168	3,350,291
CenterPoint Energy Inc.	445,847	10,165,312
CMS Energy Corp.	288,850	12,175,028
Consolidated Edison Inc.	315,133	23,808,298
Dominion Resources Inc./VA	647,796	48,714,259
DTE Energy Co.	185,752	17,834,050
NiSource Inc.	333,530	7,757,908
NorthWestern Corp.	50,011	2,878,133
Public Service Enterprise Group Inc.	523,731	22,038,600
SCANA Corp.	147,948	10,853,465
Sempra Energy	258,595	27,695,524
Vectren Corp.	85,750	4,314,083
WEC Energy Group Inc.	326,731	19,512,375

		226,373,873
WATER UTILITIES — 2.60%
American Water Works Co. Inc.	184,164	13,635,503
Aqua America Inc.	183,572	5,635,660

		19,271,163

TOTAL COMMON STOCKS
(Cost: $788,320,340)		740,219,838

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	3,007,412	3,007,713
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	560,575	560,575

		3,568,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,568,136)		3,568,288

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $791,888,476)[f]	$743,788,126
Other Assets, Less Liabilities — (0.40)%	(2,966,598)

NET ASSETS — 100.00%	$740,821,528

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $794,306,261. Net unrealized depreciation was $50,518,135, of which $12,009,089 represented gross unrealized appreciation on securities and $62,527,224 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$740,219,838	$—	$—	$740,219,838
Money market funds	3,568,288	—	—	3,568,288

Total	$743,788,126	$—	$—	$743,788,126

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2016

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$692,927,483	$741,249,958	$1,482,152,928
Affiliated (Note 2)	21,754,601	13,280,180	20,446,677

Total cost of investments	$714,682,084	$754,530,138	$1,502,599,605

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$919,589,496	$643,700,349	$1,175,769,442
Affiliated (Note 2)	22,806,900	13,281,406	20,448,449

Total fair value of investments	942,396,396	656,981,755	1,196,217,891
Receivables:
Dividends and interest	1,062,551	7,354	820,124

Total Assets	943,458,947	656,989,109	1,197,038,015

LIABILITIES
Payables:
Investment securities purchased	1,583,893	—	460,078
Collateral for securities on loan (Note 1)	17,466,943	12,252,195	19,083,157
Capital shares redeemed	—	9,048	—
Investment advisory fees (Note 2)	158,433	245,717	454,496

Total Liabilities	19,209,269	12,506,960	19,997,731

NET ASSETS	$924,249,678	$644,482,149	$1,177,040,284

Net assets consist of:
Paid-in capital	$750,209,595	$797,318,716	$1,683,396,533
Undistributed (distributions in excess of) net investment income	1,608,062	(294,957)	392,439
Accumulated net realized loss	(55,282,291)	(54,993,227)	(200,366,974)
Net unrealized appreciation (depreciation)	227,714,312	(97,548,383)	(306,381,714)

NET ASSETS	$924,249,678	$644,482,149	$1,177,040,284

Shares outstanding[b]	8,700,000	4,450,000	31,250,000

Net asset value per share	$106.24	$144.83	$37.67

[a]	Securities on loan with values of $17,062,933, $12,001,041 and $18,511,162, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2016

	iShares U.S. Healthcare ETF	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,907,689,347	$2,741,937,518	$788,320,340
Affiliated (Note 2)	43,937,172	52,679,278	3,568,136

Total cost of investments	$1,951,626,519	$2,794,616,796	$791,888,476

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,717,059,656	$2,951,698,576	$740,219,838
Affiliated (Note 2)	43,940,833	52,683,500	3,568,288

Total fair value of investments	1,761,000,489	3,004,382,076	743,788,126
Cash	—	68,516	—
Receivables:
Investment securities sold	8,513	—	—
Dividends and interest	1,334,405	30,549	333,702

Total Assets	1,762,343,407	3,004,481,141	744,121,828

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	41,448,973	50,524,028	3,007,530
Capital shares redeemed	61,464	—	3,964
Investment advisory fees (Note 2)	701,904	1,090,333	288,806

Total Liabilities	42,212,341	51,614,361	3,300,300

NET ASSETS	$1,720,131,066	$2,952,866,780	$740,821,528

Net assets consist of:
Paid-in capital	$1,928,594,518	$2,797,840,251	$782,152,562
Undistributed net investment income	1,500,103	345,343	1,127,346
Undistributed net realized gain (accumulated net realized loss)	(19,337,525)	(55,084,094)	5,641,970
Net unrealized appreciation (depreciation)	(190,626,030)	209,765,280	(48,100,350)

NET ASSETS	$1,720,131,066	$2,952,866,780	$740,821,528

Shares outstanding[b]	12,250,000	24,900,000	6,000,000

Net asset value per share	$140.42	$118.59	$123.47

[a]	Securities on loan with values of $40,511,300, $49,263,872 and $2,921,275, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,951,338	$4,192,157	$17,025,695
Dividends — affiliated (Note 2)	50,773	856	1,663
Securities lending income — affiliated — net (Note 2)	101,844	30,446	199,855

Total investment income	10,103,955	4,223,459	17,227,213

EXPENSES
Investment advisory fees (Note 2)	941,061	1,245,329	2,763,197

Total expenses	941,061	1,245,329	2,763,197

Net investment income	9,162,894	2,978,130	14,464,016

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,213,087)	(2,508,659)	(53,791,460)
Investments — affiliated (Note 2)	(2,128)	526	347
In-kind redemptions — unaffiliated	9,290,216	(9,359,795)	21,646,287
In-kind redemptions — affiliated (Note 2)	34,418	—	—
Realized gain distributions from affiliated funds	3	—	2

Net realized gain (loss)	8,109,422	(11,867,928)	(32,144,824)

Net change in unrealized appreciation/depreciation	18,852,615	22,503,237	19,623,308

Net realized and unrealized gain (loss)	26,962,037	10,635,309	(12,521,516)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,124,931	$13,613,439	$1,942,500

[a]	Net of foreign withholding tax of $745, $ — and $9,451, respectively.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares U.S. Healthcare ETF	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$15,497,427	$20,469,686	$16,785,662
Dividends — affiliated (Note 2)	2,771	4,780	1,941
Securities lending income — affiliated — net (Note 2)	154,829	147,376	2,435

Total investment income	15,655,027	20,621,842	16,790,038

EXPENSES
Investment advisory fees (Note 2)	4,316,087	5,752,580	2,199,343

Total expenses	4,316,087	5,752,580	2,199,343

Net investment income	11,338,940	14,869,262	14,590,695

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,888,808)	(7,773,737)	(3,982,931)
Investments — affiliated (Note 2)	179	405	31
In-kind redemptions — unaffiliated	21,521,123	46,323,824	41,845,229
Realized gain distributions from affiliated funds	3	4	3

Net realized gain	7,632,497	38,550,496	37,862,332

Net change in unrealized appreciation/depreciation	(64,023,460)	324,827,137	(22,796,522)

Net realized and unrealized gain (loss)	(56,390,963)	363,377,633	15,065,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,052,023)	$378,246,895	$29,656,505

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. ETF		iShares Transportation Average ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,162,894	$17,750,833	$2,978,130	$8,309,275
Net realized gain (loss)	8,109,422	65,118,389	(11,867,928)	(45,474,846)
Net change in unrealized appreciation/depreciation	18,852,615	(94,118,144)	22,503,237	(54,713,367)

Net increase (decrease) in net assets resulting from operations	36,124,931	(11,248,922)	13,613,439	(91,878,938)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,166,533)	(19,570,280)	(3,273,087)	(8,592,453)

Total distributions to shareholders	(8,166,533)	(19,570,280)	(3,273,087)	(8,592,453)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	127,991,606	696,552,014	1,763,351,888
Cost of shares redeemed	(20,942,561)	(148,855,518)	(627,133,302)	(2,291,005,221)

Net increase (decrease) in net assets from capital share transactions	(20,942,561)	(20,863,912)	69,418,712	(527,653,333)

INCREASE (DECREASE) IN NET ASSETS	7,015,837	(51,683,114)	79,759,064	(628,124,724)

NET ASSETS
Beginning of period	917,233,841	968,916,955	564,723,085	1,192,847,809

End of period	$924,249,678	$917,233,841	$644,482,149	$564,723,085

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,608,062	$611,701	$(294,957)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	1,250,000	4,950,000	12,200,000
Shares redeemed	(200,000)	(1,550,000)	(4,500,000)	(15,950,000)

Net increase (decrease) in shares outstanding	(200,000)	(300,000)	450,000	(3,750,000)

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Energy ETF		iShares U.S. Healthcare ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,464,016	$34,112,212	$11,338,940	$23,657,289
Net realized gain (loss)	(32,144,824)	(127,811,059)	7,632,497	138,406,693
Net change in unrealized appreciation/depreciation	19,623,308	(200,298,353)	(64,023,460)	(241,375,288)

Net increase (decrease) in net assets resulting from operations	1,942,500	(293,997,200)	(45,052,023)	(79,311,306)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,225,885)	(34,976,627)	(12,427,023)	(41,677,249)

Total distributions to shareholders	(14,225,885)	(34,976,627)	(12,427,023)	(41,677,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	264,566,803	605,799,967	206,559,229	1,295,784,371
Cost of shares redeemed	(324,246,458)	(1,246,938,677)	(237,385,681)	(1,725,232,328)

Net decrease in net assets from capital share transactions	(59,679,655)	(641,138,710)	(30,826,452)	(429,447,957)

DECREASE IN NET ASSETS	(71,963,040)	(970,112,537)	(88,305,498)	(550,436,512)

NET ASSETS
Beginning of period	1,249,003,324	2,219,115,861	1,808,436,564	2,358,873,076

End of period	$1,177,040,284	$1,249,003,324	$1,720,131,066	$1,808,436,564

Undistributed net investment income included in net assets at end of period	$392,439	$154,308	$1,500,103	$2,588,186

SHARES ISSUED AND REDEEMED
Shares sold	7,000,000	16,600,000	1,350,000	8,450,000
Shares redeemed	(8,700,000)	(31,250,000)	(1,600,000)	(11,500,000)

Net decrease in shares outstanding	(1,700,000)	(14,650,000)	(250,000)	(3,050,000)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Technology ETF		iShares U.S. Utilities ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,869,262	$33,051,142	$14,590,695	$19,832,855
Net realized gain (loss)	38,550,496	125,899,815	37,862,332	(7,194,609)
Net change in unrealized appreciation/depreciation	324,827,137	(292,658,697)	(22,796,522)	77,522,700

Net increase (decrease) in net assets resulting from operations	378,246,895	(133,707,740)	29,656,505	90,160,946

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,623,761)	(32,951,300)	(13,463,349)	(26,759,287)

Total distributions to shareholders	(14,623,761)	(32,951,300)	(13,463,349)	(26,759,287)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	536,436,879	892,739,855	272,449,649	792,166,468
Cost of shares redeemed	(340,907,551)	(1,202,109,593)	(613,445,252)	(439,792,849)

Net increase (decrease) in net assets from capital share transactions	195,529,328	(309,369,738)	(340,995,603)	352,373,619

INCREASE (DECREASE) IN NET ASSETS	559,152,462	(476,028,778)	(324,802,447)	415,775,278

NET ASSETS
Beginning of period	2,393,714,318	2,869,743,096	1,065,623,975	649,848,697

End of period	$2,952,866,780	$2,393,714,318	$740,821,528	$1,065,623,975

Undistributed net investment income included in net assets at end of period	$345,343	$99,842	$1,127,346	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,650,000	8,250,000	2,150,000	6,900,000
Shares redeemed	(3,150,000)	(11,600,000)	(4,950,000)	(3,950,000)

Net increase (decrease) in shares outstanding	1,500,000	(3,350,000)	(2,800,000)	2,950,000

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$103.06	$105.32	$95.10	$80.50	$70.31	$69.08

Income from investment operations:
Net investment income[a]	1.04	1.92	1.77	1.57	1.47	1.20
Net realized and unrealized gain (loss)[b]	3.08	(2.11)	10.22	14.58	10.20	1.22

Total from investment operations	4.12	(0.19)	11.99	16.15	11.67	2.42

Less distributions from:
Net investment income	(0.94)	(2.07)	(1.77)	(1.55)	(1.48)	(1.19)

Total distributions	(0.94)	(2.07)	(1.77)	(1.55)	(1.48)	(1.19)

Net asset value, end of period	$106.24	$103.06	$105.32	$95.10	$80.50	$70.31

Total return	4.00%[c]	(0.14)%	12.68%	20.23%	16.85%	3.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$924,250	$917,234	$968,917	$889,168	$712,416	$667,900
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.95%	1.88%	1.74%	1.78%	2.04%	1.85%
Portfolio turnover rate[e]	2%	4%	4%	5%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Transportation Average ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$141.18	$153.92	$137.21	$110.07	$93.21	$99.71

Income from investment operations:
Net investment income[a]	0.75	1.50	1.24	1.24	1.09	1.23
Net realized and unrealized gain (loss)[b]	3.75	(12.63)	16.73	27.13	16.90	(6.45)

Total from investment operations	4.50	(11.13)	17.97	28.37	17.99	(5.22)

Less distributions from:
Net investment income	(0.85)	(1.61)	(1.26)	(1.23)	(1.13)	(1.26)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.85)	(1.61)	(1.26)	(1.23)	(1.13)	(1.28)

Net asset value, end of period	$144.83	$141.18	$153.92	$137.21	$110.07	$93.21

Total return	3.21%[c]	(7.24)%	13.10%	25.91%	19.51%	(5.13)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$644,482	$564,723	$1,192,848	$857,587	$539,321	$512,635
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	1.06%	1.05%	0.80%	1.00%	1.13%	1.35%
Portfolio turnover rate[e]	3%	11%	22%	12%	12%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$37.91	$46.62	$53.49	$44.70	$41.05	$45.98

Income from investment operations:
Net investment income[a]	0.45	1.06	1.02	0.77	0.69	0.57
Net realized and unrealized gain (loss)[b]	(0.25)	(8.66)	(6.87)	8.77	3.69	(4.92)

Total from investment operations	0.20	(7.60)	(5.85)	9.54	4.38	(4.35)

Less distributions from:
Net investment income	(0.44)	(1.11)	(1.02)	(0.75)	(0.73)	(0.58)

Total distributions	(0.44)	(1.11)	(1.02)	(0.75)	(0.73)	(0.58)

Net asset value, end of period	$37.67	$37.91	$46.62	$53.49	$44.70	$41.05

Total return	0.54%[c]	(16.20)%	(11.03)%	21.57%	10.81%	(9.41)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,177,040	$1,249,003	$2,219,116	$2,414,897	$1,215,787	$925,634
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	2.32%	2.80%	2.04%	1.58%	1.65%	1.41%
Portfolio turnover rate[e]	14%	15%	7%	6%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$144.67	$151.70	$122.07	$99.61	$78.11	$73.64

Income from investment operations:
Net investment income[a]	0.88	1.70	1.45	1.37	1.39	1.20
Net realized and unrealized gain (loss)[b]	(4.16)	(5.63)	29.70	22.39	21.48	4.49

Total from investment operations	(3.28)	(3.93)	31.15	23.76	22.87	5.69

Less distributions from:
Net investment income	(0.97)	(3.10)	(1.52)	(1.30)	(1.37)	(1.22)

Total distributions	(0.97)	(3.10)	(1.52)	(1.30)	(1.37)	(1.22)

Net asset value, end of period	$140.42	$144.67	$151.70	$122.07	$99.61	$78.11

Total return	(2.31)%[c]	(2.64)%	25.64%	23.99%	29.59%	7.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,720,131	$1,808,437	$2,358,873	$2,703,810	$986,141	$617,066
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	1.17%	1.13%	1.05%	1.21%	1.63%	1.67%
Portfolio turnover rate[e]	4%	7%	8%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$102.30	$107.28	$90.83	$73.63	$75.75	$68.33

Income from investment operations:
Net investment income[a]	0.65	1.30	1.20	1.01	0.78	0.40
Net realized and unrealized gain (loss)[b]	16.28	(4.97)	16.47	17.18	(2.14)	7.44

Total from investment operations	16.93	(3.67)	17.67	18.19	(1.36)	7.84

Less distributions from:
Net investment income	(0.64)	(1.31)	(1.22)	(0.99)	(0.76)	(0.42)

Total distributions	(0.64)	(1.31)	(1.22)	(0.99)	(0.76)	(0.42)

Net asset value, end of period	$118.59	$102.30	$107.28	$90.83	$73.63	$75.75

Total return	16.59%[c]	(3.45)%	19.53%	24.84%	(1.77)%	11.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,952,867	$2,393,714	$2,869,743	$3,946,472	$1,859,214	$1,692,952
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	1.15%	1.24%	1.18%	1.21%	1.08%	0.60%
Portfolio turnover rate[e]	2%	8%	8%	9%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$121.09	$111.09	$108.15	$102.50	$87.59	$82.42

Income from investment operations:
Net investment income[a]	1.86	3.37	3.31	3.28	3.10	2.93
Net realized and unrealized gain[b]	2.33	11.18	3.11	5.60	14.84	5.19

Total from investment operations	4.19	14.55	6.42	8.88	17.94	8.12

Less distributions from:
Net investment income	(1.81)	(4.55)	(3.48)	(3.23)	(3.03)	(2.95)

Total distributions	(1.81)	(4.55)	(3.48)	(3.23)	(3.03)	(2.95)

Net asset value, end of period	$123.47	$121.09	$111.09	$108.15	$102.50	$87.59

Total return	3.42%[c]	13.61%	5.97%	9.08%	21.00%	10.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$740,822	$1,065,624	$649,849	$740,802	$1,117,295	$652,579
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	2.95%	3.02%	2.96%	3.38%	3.41%	3.48%
Portfolio turnover rate[e]	7%	6%	3%	8%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Dow Jones U.S.	Diversified
Transportation Average	Non-diversified
U.S. Energy	Non-diversified
U.S. Healthcare	Non-diversified
U.S. Technology	Non-diversified
U.S. Utilities	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Dow Jones U.S.
Barclays Capital Inc.	$162,827	$162,827	$—
BNP Paribas Prime Brokerage Inc.	15,356	15,356	—
BNP Paribas Prime Brokerage International Ltd.	636,064	636,064	—
Citigroup Global Markets Inc.	1,002,093	1,002,093	—
Credit Suisse Securities (USA) LLC	272,193	272,193	—
Deutsche Bank Securities Inc.	713,872	713,872	—
Goldman Sachs & Co.	1,824,064	1,824,064	—
HSBC Bank PLC	162,491	162,491	—
Jefferies LLC	92,902	92,902	—
JPMorgan Securities LLC	3,596,120	3,596,120	—
Merrill Lynch, Pierce, Fenner & Smith	3,625,488	3,625,488	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,682,649	1,682,649	—
National Financial Services LLC	71,413	71,413	—
Nomura Securities International Inc.	158,895	158,895	—
RBC Capital Markets LLC	131,002	131,002	—
Scotia Capital (USA) Inc.	946,594	946,594	—
State Street Bank & Trust Company	77,931	77,931	—
UBS AG	546,159	546,159	—
UBS Securities LLC	1,302,981	1,302,981	—
Wells Fargo Securities LLC	41,839	41,839	—

	$17,062,933	$17,062,933	$—

Transportation Average
Goldman Sachs & Co.	$1,214,013	$1,214,013	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,787,028	10,787,028	—

	$12,001,041	$12,001,041	$—

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Energy
Barclays Capital Inc.	$163,291	$163,291	$—
BNP Paribas Prime Brokerage Inc.	3,072,804	3,072,804	—
BNP Paribas Prime Brokerage International Ltd.	1,130,715	1,130,715	—
Citigroup Global Markets Inc.	3,079,411	3,079,411	—
Deutsche Bank Securities Inc.	3,507,125	3,507,125	—
Goldman Sachs & Co.	1,119,386	1,119,386	—
JPMorgan Securities LLC	2,676,449	2,676,449	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	32,520	32,520	—
State Street Bank & Trust Company	2,910,105	2,910,105	—
UBS AG	819,356	819,356	—

	$18,511,162	$18,511,162	$—

U.S. Healthcare
Barclays Capital Inc.	$5,732	$5,732	$—
BNP Paribas Prime Brokerage International Ltd.	600,644	600,644	—
Citigroup Global Markets Inc.	1,331,410	1,331,410	—
Credit Suisse Securities (USA) LLC	2,372,600	2,372,600	—
Deutsche Bank Securities Inc.	6,588,025	6,588,025	—
Goldman Sachs & Co.	11,895,327	11,895,327	—
Jefferies LLC	3,028,284	3,028,284	—
JPMorgan Securities LLC	1,556,958	1,556,958	—
Merrill Lynch, Pierce, Fenner & Smith	1,445,727	1,445,727	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,984,855	3,984,855	—
National Financial Services LLC	591	591	—
Nomura Securities International Inc.	220,050	220,050	—
SG Americas Securities LLC	173,944	173,944	—
State Street Bank & Trust Company	607,185	607,185	—
UBS AG	3,682,800	3,682,800	—
UBS Securities LLC	2,739,956	2,739,956	—
Wells Fargo Securities LLC	277,212	277,212	—

	$40,511,300	$40,511,300	$—

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Technology
Barclays Capital Inc.	$391,460	$391,460	$—
BNP Paribas Prime Brokerage International Ltd.	5,375,689	5,375,689	—
Citigroup Global Markets Inc.	3,242,071	3,242,071	—
Credit Suisse Securities (USA) LLC	226,739	226,739	—
Deutsche Bank Securities Inc.	1,154,703	1,154,703	—
Goldman Sachs & Co.	7,709,986	7,709,986	—
Jefferies LLC	2,414,281	2,414,281	—
JPMorgan Securities LLC	7,240,179	7,240,179	—
Merrill Lynch, Pierce, Fenner & Smith	3,554,211	3,554,211	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,832,171	14,832,171	—
Nomura Securities International Inc.	430,560	430,560	—
RBC Capital Markets LLC	750	750	—
Scotia Capital (USA) Inc.	8,289	8,289	—
State Street Bank & Trust Company	51,938	51,938	—
UBS AG	75,885	75,885	—
UBS Securities LLC	1,527,339	1,527,339	—
Wells Fargo Securities LLC	1,027,621	1,027,621	—

	$49,263,872	$49,263,872	$—

U.S. Utilities
BNP Paribas Prime Brokerage International Ltd.	$1,312,507	$1,312,507	$—
Citigroup Global Markets Inc.	162,288	162,288	—
Deutsche Bank Securities Inc.	1,446,480	1,446,480	—

	$2,921,275	$2,921,275	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Transportation Average, iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology and iShares U.S. Utilities ETFs, BFA is entitled to an annual investment advisory fee based

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Dow Jones U.S.	$42,819
Transportation Average	15,518
U.S. Energy	81,585
U.S. Healthcare	67,324
U.S. Technology	66,017
U.S. Utilities	1,176

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$2,564,423	$1,042,811
U.S. Energy	12,169,654	18,255,807
U.S. Healthcare	17,437,239	3,284,026
U.S. Technology	11,484,867	3,592,316
U.S. Utilities	6,574,892	6,401,782

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$30,464,029	$21,093,263
Transportation Average	14,744,214	15,643,871
U.S. Energy	172,921,312	172,731,635
U.S. Healthcare	73,429,590	74,500,166
U.S. Technology	106,221,609	57,886,802
U.S. Utilities	64,844,736	67,089,593

In-kind transactions (see Note 4) for the six months ended October 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$—	$20,675,728
Transportation Average	695,537,776	626,162,575
U.S. Energy	263,069,559	322,937,331
U.S. Healthcare	205,027,821	235,985,943
U.S. Technology	531,873,704	339,056,696
U.S. Utilities	271,823,282	608,891,655

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by virtue of its investment in equity, fixed income and/or financial derivative instruments or indirectly by virtue of its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S.	$—	$11,956,902	$29,445,888	$2,653,096	$44,055,886
Transportation Average	21,489,080	10,444,516	3,834,866	4,851,034	40,619,496
U.S. Energy	20,038,357	17,026,947	47,146,200	10,785,190	94,996,694
U.S. Healthcare	8,671,625	—	5,013,547	2,243,166	15,928,338
U.S. Technology	31,107,796	10,350,313	19,733,772	6,381,458	67,573,339
U.S. Utilities	5,666,011	345,393	18,294,046	5,497,127	29,802,577

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements .

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Dow Jones U.S. ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Transportation Average ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Energy ETF and iShares U.S. Healthcare ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares U.S. Technology ETF and iShares U.S. Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$0.922231	$—	$0.013845	$0.936076	99%	—%	1%	100%

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-401-1016

OCTOBER 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Basic Materials ETF | IYM | NYSE Arca
➢	iShares U.S. Consumer Goods ETF | IYK | NYSE Arca
➢	iShares U.S. Consumer Services ETF | IYC | NYSE Arca
➢	iShares U.S. Financial Services ETF | IYG | NYSE Arca
➢	iShares U.S. Financials ETF | IYF | NYSE Arca
➢	iShares U.S. Industrials ETF | IYJ | NYSE Arca
➢	iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
➢	iShares MSCI USA ESG Select ETF | KLD | NYSE Arca

Fund Performance Overview

iSHARES® U.S. BASIC MATERIALS ETF

Performance as of October 31, 2016

The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic Materials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 0.60%, net of fees, while the total return for the Index was 0.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.40%	7.36%	7.86%	7.40%	7.36%	7.86%
5 Years	4.83%	4.83%	5.29%	26.62%	26.62%	29.40%
10 Years	5.02%	5.00%	5.47%	63.14%	62.95%	70.35%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.00	$2.22	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Chemicals	81.34%
Metals & Mining	14.98
Aerospace & Defense	2.38
Paper & Forest Products	0.73
Oil, Gas & Consumable Fuels	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Dow Chemical Co. (The)	11.39%
EI du Pont de Nemours & Co.	11.30
Monsanto Co.	8.29
Praxair Inc.	6.28
Ecolab Inc.	5.64
Air Products & Chemicals Inc.	5.43
PPG Industries Inc.	4.67
LyondellBasell Industries NV Class A	4.59
Newmont Mining Corp.	3.70
Nucor Corp.	2.93

TOTAL	64.22%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. CONSUMER GOODS ETF

Performance as of October 31, 2016

The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer Goods IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 1.21%, net of fees, while the total return for the Index was 1.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.74%	4.70%	5.15%	4.74%	4.70%	5.15%
5 Years	13.03%	13.02%	13.52%	84.45%	84.39%	88.56%
10 Years	9.10%	9.09%	9.58%	138.89%	138.64%	149.71%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.10	$2.23	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Food, Beverage & Tobacco	52.24%
Household & Personal Products	18.83
Consumer Durables & Apparel	13.69
Automobiles & Components	9.13
Software & Services	2.65
Capital Goods	1.75
Retailing	1.27
Diversified Financials	0.28
Commercial & Professional Services	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Procter & Gamble Co. (The)	10.78%
Coca-Cola Co. (The)	7.67
PepsiCo Inc.	7.18
Philip Morris International Inc.	6.96
Altria Group Inc.	6.01
Mondelez International Inc. Class A	3.25
NIKE Inc. Class B	3.15
Colgate-Palmolive Co.	2.96
Kraft Heinz Co. (The)	2.47
Ford Motor Co.	2.13

TOTAL	52.56%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. CONSUMER SERVICES ETF

Performance as of October 31, 2016

The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 0.12%, net of fees, while the total return for the Index was 0.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.78)%	(1.78)%	(1.40)%	(1.78)%	(1.78)%	(1.40)%
5 Years	16.56%	16.56%	17.07%	115.18%	115.16%	119.87%
10 Years	9.32%	9.31%	9.75%	143.73%	143.48%	153.61%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.20	$2.22	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Retailing	38.46%
Media	22.77
Consumer Services	15.45
Food & Staples Retailing	14.61
Transportation	4.26
Health Care Equipment & Services	2.51
Commercial & Professional Services	1.63
Software & Services	0.13
Technology Hardware & Equipment	0.09
Capital Goods	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Amazon.com Inc.	11.03%
Home Depot Inc. (The)	5.35
Comcast Corp. Class A	5.27
Walt Disney Co. (The)	4.64
Wal-Mart Stores Inc.	3.77
McDonald’s Corp.	3.41
CVS Health Corp.	3.19
Starbucks Corp.	2.77
Priceline Group Inc. (The)	2.60
Walgreens Boots Alliance Inc.	2.51

TOTAL	44.54%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. FINANCIAL SERVICES ETF

Performance as of October 31, 2016

The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 6.30%, net of fees, while the total return for the Index was 6.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.79%	0.80%	1.26%	0.79%	0.80%	1.26%
5 Years	15.61%	15.61%	16.11%	106.49%	106.52%	110.99%
10 Years	(2.00)%	(1.99)%	(1.65)%	(18.27)%	(18.23)%	(15.33)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.00	$2.29	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Banks	55.33%
Diversified Financials	31.98
Software & Services	12.24
Insurance	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

JPMorgan Chase & Co.	11.43%
Wells Fargo & Co.	9.54
Bank of America Corp.	7.69
Visa Inc. Class A	7.11
Citigroup Inc.	6.52
MasterCard Inc. Class A	4.69
U.S. Bancorp.	3.29
Goldman Sachs Group Inc. (The)	3.07
American Express Co.	2.36
Morgan Stanley	2.26

TOTAL	57.96%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. FINANCIALS ETF

Performance as of October 31, 2016

The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. Financials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 4.71%, net of fees, while the total return for the Index was 4.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.90%	2.90%	3.34%	2.90%	2.90%	3.34%
5 Years	14.33%	14.33%	14.83%	95.39%	95.33%	99.62%
10 Years	(0.42)%	(0.42)%	(0.06)%	(4.16)%	(4.11)%	(0.59)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.10	$2.27	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Banks	30.23%
Diversified Financials	25.49
Real Estate	21.88
Insurance	15.71
Software & Services	6.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	6.83%
JPMorgan Chase & Co.	6.24
Wells Fargo & Co.	5.21
Bank of America Corp.	4.20
Visa Inc. Class A	3.88
Citigroup Inc.	3.56
MasterCard Inc. Class A	2.56
U.S. Bancorp.	1.80
Goldman Sachs Group Inc. (The)	1.68
American International Group Inc.	1.57

TOTAL	37.53%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. INDUSTRIALS ETF

Performance as of October 31, 2016

The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. Industrials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 3.49%, net of fees, while the total return for the Index was 3.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.87%	7.85%	8.35%	7.87%	7.85%	8.35%
5 Years	13.86%	13.86%	14.36%	91.34%	91.35%	95.61%
10 Years	7.54%	7.55%	8.00%	106.94%	106.99%	115.91%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.90	$2.26	$1,000.00	$1,023.00	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Capital Goods	58.42%
Software & Services	13.79
Transportation	11.93
Materials	6.24
Commercial & Professional Services	4.24
Technology Hardware & Equipment	4.01
Pharmaceuticals, Biotechnology & Life Sciences	1.17
Utilities	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

General Electric Co.	9.99%
3M Co.	3.83
Honeywell International Inc.	3.20
Boeing Co. (The)	3.16
United Technologies Corp.	3.05
United Parcel Service Inc. Class B	2.85
Union Pacific Corp.	2.81
Accenture PLC Class A	2.77
Lockheed Martin Corp.	2.38
Caterpillar Inc.	1.87

TOTAL	35.91%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL ETF

Performance as of October 31, 2016

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 3.33%, net of fees, while the total return for the Index was 3.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.29%	3.31%	3.82%	3.29%	3.31%	3.82%
5 Years	12.71%	12.69%	13.28%	81.86%	81.74%	86.53%
Since Inception	6.09%	6.09%	6.62%	80.26%	80.25%	89.45%

The inception date of the Fund was 11/14/06. The first day of secondary market trading was 11/17/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.30	$2.56	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Information Technology	27.08%
Health Care	13.02
Consumer Discretionary	12.56
Consumer Staples	10.14
Financials	9.41
Industrials	9.21
Energy	6.36
Real Estate	4.59
Telecommunication Services	2.98
Materials	2.95
Utilities	1.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Microsoft Corp.	5.38%
Alphabet Inc. Class C	2.92
Alphabet Inc. Class A	2.86
Procter & Gamble Co. (The)	2.67
Verizon Communications Inc.	2.36
Coca-Cola Co. (The)	2.10
Intel Corp.	1.98
Merck & Co. Inc.	1.95
Cisco Systems Inc.	1.86
Walt Disney Co. (The)	1.72

TOTAL	25.80%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT ETF

Performance as of October 31, 2016

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA ESG Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 4.42%, net of fees, while the total return for the Index was 4.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.37%	5.39%	5.91%	5.37%	5.39%	5.91%
5 Years	11.41%	11.42%	11.98%	71.67%	71.69%	76.09%
10 Years	5.87%	5.88%	6.40%	76.96%	77.03%	85.93%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.20	$2.58	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Information Technology	24.74%
Health Care	14.65
Industrials	12.64
Consumer Staples	12.19
Consumer Discretionary	9.93
Financials	9.77
Materials	4.84
Real Estate	4.78
Energy	4.18
Utilities	2.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

3M Co.	4.43%
Microsoft Corp.	4.27
Apple Inc.	3.64
Ecolab Inc.	3.13
Accenture PLC Class A	3.10
Henry Schein Inc.	2.63
Kellogg Co.	2.42
Alphabet Inc. Class A	2.30
BlackRock Inc.	2.08
Cummins Inc.	2.03

TOTAL	30.03%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2016 and held through October 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.37%
Alcoa Inc.	336,209	$9,655,922

		9,655,922

CHEMICALS — 81.27%
AdvanSix Inc.[a]	26,483	422,669
Air Products & Chemicals Inc.	165,528	22,084,746
Albemarle Corp.	86,352	7,214,710
Ashland Global Holdings Inc.	47,361	5,291,645
Axalta Coating Systems Ltd.[a]	166,199	4,174,919
Cabot Corp.	48,570	2,532,440
Celanese Corp. Series A	111,101	8,101,485
CF Industries Holdings Inc.	179,906	4,319,543
Chemours Co. (The)	141,470	2,324,352
Chemtura Corp.[a]	48,235	1,582,108
Dow Chemical Co. (The)	860,259	46,290,537
Eastman Chemical Co.	113,417	8,155,816
Ecolab Inc.	200,583	22,900,561
EI du Pont de Nemours & Co.	667,494	45,916,912
FMC Corp.	103,150	4,836,703
GCP Applied Technologies Inc.[a]	54,167	1,400,217
HB Fuller Co.	38,362	1,613,889
Huntsman Corp.	153,944	2,609,351
Ingevity Corp.[a,b]	32,144	1,330,762
International Flavors & Fragrances Inc.	61,086	7,988,827
LyondellBasell Industries NV Class A	234,439	18,649,622
Minerals Technologies Inc.	26,582	1,786,310
Monsanto Co.	334,205	33,677,838
Mosaic Co. (The)	269,231	6,335,005
NewMarket Corp.	7,178	2,877,732
Olin Corp.	128,295	2,813,509
Platform Specialty Products Corp.[a,b]	164,579	1,199,781
PolyOne Corp.	65,881	1,925,702
PPG Industries Inc.	203,621	18,963,224
Praxair Inc.	217,961	25,514,515
RPM International Inc.	102,619	4,878,507
Scotts Miracle-Gro Co. (The) Class A	35,143	3,095,747
Sensient Technologies Corp.	34,855	2,597,046
Westlake Chemical Corp.	28,527	1,477,413
WR Grace & Co.	54,406	3,643,026

		330,527,169

Security	Shares	Value
METALS & MINING — 14.97%
Allegheny Technologies Inc.[b]	83,219	$1,135,107
Carpenter Technology Corp.	35,602	1,125,379
Commercial Metals Co.	87,545	1,375,332
Compass Minerals International Inc.[b]	26,488	1,903,163
Freeport-McMoRan Inc.	936,752	10,472,887
Newmont Mining Corp.	406,118	15,042,611
Nucor Corp.	243,888	11,913,929
Reliance Steel & Aluminum Co.	56,089	3,857,801
Royal Gold Inc.	50,556	3,479,264
Steel Dynamics Inc.	187,829	5,157,784
Stillwater Mining Co.[a,b]	96,333	1,283,156
U.S. Steel Corp.	131,140	2,536,248
Worthington Industries Inc.	33,632	1,580,704

		60,863,365

OIL, GAS & CONSUMABLE FUELS — 0.58%
CONSOL Energy Inc.	137,845	2,336,473

		2,336,473

PAPER & FOREST PRODUCTS — 0.73%
Domtar Corp.	47,735	1,716,073
KapStone Paper and Packaging Corp.	69,796	1,266,100

		2,982,173

TOTAL COMMON STOCKS
(Cost: $488,184,182)		406,365,102

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	3,334,284	3,334,617
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	250,951	250,951

		3,585,568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,585,235)		3,585,568

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.80% (Cost: $491,769,417)[f]	$409,950,670
Other Assets, Less Liabilities — (0.80)%	(3,234,687)

NET ASSETS — 100.00%	$406,715,983

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $501,336,163. Net unrealized depreciation was $91,385,493, of which $7,513,992 represented gross unrealized appreciation on securities and $98,899,485 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$406,365,102	$—	$—	$406,365,102
Money market funds	3,585,568	—	—	3,585,568

Total	$409,950,670	$—	$—	$409,950,670

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AUTO COMPONENTS — 3.19%
Adient PLC[a]	26,027	$1,184,475
Autoliv Inc.	24,323	2,353,980
BorgWarner Inc.	55,531	1,990,231
Cooper Tire & Rubber Co.	14,928	548,604
Dana Inc.	39,545	612,157
Delphi Automotive PLC	75,205	4,893,589
Gentex Corp.	79,071	1,337,091
Goodyear Tire & Rubber Co. (The)	72,359	2,100,582
Lear Corp.	19,721	2,421,344
Tenneco Inc.[a,b]	15,603	859,257
Visteon Corp.	9,378	662,180

		18,963,490

AUTOMOBILES — 5.91%
Ford Motor Co.	1,075,931	12,631,430
General Motors Co.	391,882	12,383,471
Harley-Davidson Inc.	49,296	2,810,858
Tesla Motors Inc.[a,b]	31,568	6,241,941
Thor Industries Inc.	13,168	1,044,354

		35,112,054

BEVERAGES — 19.26%
Brown-Forman Corp. Class A	15,848	768,628
Brown-Forman Corp. Class B	50,288	2,321,797
Coca-Cola Co. (The)	1,070,980	45,409,552
Constellation Brands Inc. Class A	48,843	8,162,642
Dr Pepper Snapple Group Inc.	51,118	4,487,649
Molson Coors Brewing Co. Class B	50,788	5,272,302
Monster Beverage Corp.[a]	37,264	5,378,686
PepsiCo Inc.	396,792	42,536,103

		114,337,359

BUILDING PRODUCTS — 0.00%
Johnson Controls International PLC	2	96

		96

COMMERCIAL SERVICES & SUPPLIES — 0.16%
Herman Miller Inc.	16,500	458,700
HNI Corp.	12,257	498,370

		957,070

DISTRIBUTORS — 1.27%
Genuine Parts Co.	41,057	3,719,354
LKQ Corp.[a]	84,673	2,733,244

Security	Shares	Value
Pool Corp.	11,593	$1,073,280

		7,525,878

DIVERSIFIED FINANCIAL SERVICES — 0.28%
Leucadia National Corp.	89,427	1,669,602

		1,669,602

FOOD PRODUCTS — 17.81%
Archer-Daniels-Midland Co.	160,399	6,988,584
B&G Foods Inc.	18,309	776,302
Bunge Ltd.	38,444	2,383,913
Campbell Soup Co.	53,611	2,913,222
ConAgra Foods Inc.	114,912	5,536,460
Darling Ingredients Inc.[a]	45,378	617,141
Dean Foods Co.[b]	24,930	455,222
Flowers Foods Inc.	50,191	778,964
General Mills Inc.	164,606	10,202,280
Hain Celestial Group Inc. (The)[a,b]	28,522	1,037,345
Hershey Co. (The)	38,700	3,965,202
Hormel Foods Corp.	74,505	2,868,443
Ingredion Inc.	19,902	2,610,545
JM Smucker Co. (The)	32,098	4,214,788
Kellogg Co.	69,531	5,223,864
Kraft Heinz Co. (The)	164,274	14,612,172
Lancaster Colony Corp.	5,369	701,460
McCormick & Co. Inc./MD	31,718	3,040,805
Mead Johnson Nutrition Co.	50,913	3,806,765
Mondelez International Inc. Class A	428,879	19,273,822
Pinnacle Foods Inc.	32,527	1,672,538
Post Holdings Inc.[a]	17,825	1,358,800
Snyder’s-Lance Inc.	23,574	838,527
TreeHouse Foods Inc.[a,b]	15,638	1,368,012
Tyson Foods Inc. Class A	82,009	5,810,338
WhiteWave Foods Co. (The)[a]	48,855	2,662,109

		105,717,623

HOUSEHOLD DURABLES — 4.72%
CalAtlantic Group Inc.	20,565	664,661
DR Horton Inc.	93,405	2,692,866
Harman International Industries Inc.	19,240	1,533,620
Helen of Troy Ltd.[a]	7,675	625,513
Leggett & Platt Inc.	36,855	1,690,907
Lennar Corp. Class A	51,793	2,159,250
Lennar Corp. Class B	2,554	85,610

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2016

Security	Shares	Value
Mohawk Industries Inc.[a]	17,378	$3,202,765
Newell Brands Inc.	132,948	6,384,163
NVR Inc.[a]	999	1,521,477
PulteGroup Inc.	85,265	1,585,929
Tempur Sealy International Inc.[a,b]	14,011	757,575
Toll Brothers Inc.[a]	41,609	1,141,751
Tupperware Brands Corp.	13,933	829,292
Whirlpool Corp.	20,801	3,116,406

		27,991,785

HOUSEHOLD PRODUCTS — 17.21%
Church & Dwight Co. Inc.	71,023	3,427,570
Clorox Co. (The)	35,696	4,284,234
Colgate-Palmolive Co.	245,795	17,539,931
Energizer Holdings Inc.	17,068	793,833
Kimberly-Clark Corp.	99,156	11,344,438
Procter & Gamble Co. (The)	735,805	63,867,874
Spectrum Brands Holdings Inc.	6,715	908,136

		102,166,016

LEISURE PRODUCTS — 1.44%
Brunswick Corp./DE	24,875	1,082,063
Hasbro Inc.	31,119	2,595,636
Mattel Inc.	93,912	2,961,045
Polaris Industries Inc.[b]	16,434	1,259,009
Vista Outdoor Inc.[a]	16,635	643,275

		8,541,028

MACHINERY — 1.75%
Middleby Corp. (The)[a,b]	15,865	1,778,625
Snap-on Inc.	16,016	2,468,066
Stanley Black & Decker Inc.	41,474	4,721,400
WABCO Holdings Inc.[a]	14,459	1,423,633

		10,391,724

PERSONAL PRODUCTS — 1.58%
Avon Products Inc.	120,488	789,196
Edgewell Personal Care Co.[a]	16,254	1,225,552
Estee Lauder Companies Inc. (The) Class A	60,917	5,307,698
Herbalife Ltd.[a]	19,212	1,165,784
Nu Skin Enterprises Inc. Class A	14,498	893,802

		9,382,032

SOFTWARE — 2.64%
Activision Blizzard Inc.	188,076	8,119,241
Electronic Arts Inc.[a]	82,925	6,511,271

Security	Shares	Value
Take-Two Interactive Software Inc.[a]	23,715	$1,052,709

		15,683,221

TEXTILES, APPAREL & LUXURY GOODS — 7.51%
Carter’s Inc.	13,802	1,191,665
Coach Inc.	76,908	2,760,228
Deckers Outdoor Corp.[a]	8,834	461,047
Fossil Group Inc.[a,b]	11,446	312,132
G-III Apparel Group Ltd.[a,b]	11,452	299,126
Hanesbrands Inc.	104,163	2,676,989
Kate Spade & Co.[a]	35,297	591,225
lululemon athletica Inc.[a,b]	29,453	1,686,184
Michael Kors Holdings Ltd.[a]	46,598	2,366,246
NIKE Inc. Class B	371,760	18,654,917
PVH Corp.	22,120	2,366,398
Ralph Lauren Corp.	15,544	1,524,866
Skechers U.S.A. Inc. Class Aa,b	36,757	773,000
Steven Madden Ltd.[a,b]	15,203	507,780
Under Armour Inc. Class Aa,b	50,562	1,572,478
Under Armour Inc. Class Ca,b	50,825	1,314,335
VF Corp.	91,478	4,959,022
Wolverine World Wide Inc.	27,417	585,353

		44,602,991

TOBACCO — 15.07%
Altria Group Inc.	538,700	35,618,844
Philip Morris International Inc.	427,719	41,249,220
Reynolds American Inc.	228,250	12,572,010

		89,440,074

TOTAL COMMON STOCKS
(Cost: $617,251,631)		592,482,043

SHORT-TERM INVESTMENTS — 2.78%

MONEY MARKET FUNDS — 2.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	16,046,746	16,048,351
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	429,743	429,743

		16,478,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,476,673)		16,478,094

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.58% (Cost: $633,728,304)[f]	$608,960,137
Other Assets, Less Liabilities — (2.58)%	(15,308,384)

NET ASSETS — 100.00%	$593,651,753

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $636,419,000. Net unrealized depreciation was $27,458,863, of which $21,236,610 represented gross unrealized appreciation on securities and $48,695,473 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$592,482,043	$—	$—	$592,482,043
Money market funds	16,478,094	—	—	16,478,094

Total	$608,960,137	$—	$—	$608,960,137

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AIRLINES — 4.05%
Alaska Air Group Inc.	35,998	$2,599,776
Allegiant Travel Co.	3,792	522,917
American Airlines Group Inc.	154,117	6,257,150
Delta Air Lines Inc.	217,994	9,105,609
JetBlue Airways Corp.[a]	94,124	1,645,287
Southwest Airlines Co.	180,448	7,226,942
Spirit Airlines Inc.[a,b]	20,720	993,110
United Continental Holdings Inc.[a]	85,495	4,807,384

		33,158,175

COMMERCIAL SERVICES & SUPPLIES — 0.50%
Copart Inc.[a]	28,323	1,486,108
KAR Auction Services Inc.	40,118	1,708,225
Rollins Inc.	28,420	875,904

		4,070,237

DIVERSIFIED CONSUMER SERVICES — 0.94%
Bright Horizons Family Solutions Inc.[a]	12,857	860,262
DeVry Education Group Inc.	16,511	374,800
Graham Holdings Co. Class B	1,353	642,675
Grand Canyon Education Inc.[a,b]	13,812	602,756
H&R Block Inc.	63,741	1,464,131
Houghton Mifflin Harcourt Co.[a,b]	30,421	384,825
Service Corp. International/U.S.	56,209	1,438,950
ServiceMaster Global Holdings Inc.[a,b]	39,353	1,408,444
Sotheby’s	14,309	513,407

		7,690,250

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
Dolby Laboratories Inc. Class A	16,085	765,485

		765,485

FOOD & STAPLES RETAILING — 14.58%
Casey’s General Stores Inc.	11,509	1,300,402
Costco Wholesale Corp.	127,346	18,830,653
CVS Health Corp.	309,855	26,058,806
Kroger Co. (The)	276,225	8,557,451
Rite Aid Corp.[a]	306,765	2,058,393
Sprouts Farmers Market Inc.[a]	40,589	899,046
Sysco Corp.	148,708	7,155,829
United Natural Foods Inc.[a,b]	14,815	618,378
Wal-Mart Stores Inc.	440,441	30,839,679

Security	Shares	Value
Walgreens Boots Alliance Inc.	248,518	$20,559,894
Whole Foods Market Inc.	92,701	2,622,511

		119,501,042

HEALTH CARE PROVIDERS & SERVICES — 2.51%
AmerisourceBergen Corp.	52,587	3,697,918
Cardinal Health Inc.	92,769	6,372,303
Chemed Corp.	4,714	666,654
McKesson Corp.	65,644	8,347,947
VCA Inc.[a]	23,438	1,440,499

		20,525,321

HOTELS, RESTAURANTS & LEISURE — 14.49%
Aramark	71,343	2,656,100
Bloomin’ Brands Inc.	33,832	585,294
Brinker International Inc.	15,980	786,855
Buffalo Wild Wings Inc.[a]	5,322	775,149
Carnival Corp.	125,910	6,182,181
Cheesecake Factory Inc. (The)[b]	13,091	696,310
Chipotle Mexican Grill Inc.[a,b]	8,470	3,055,637
Choice Hotels International Inc.	10,734	520,062
Cracker Barrel Old Country Store Inc.	7,058	974,004
Darden Restaurants Inc.	36,879	2,389,391
Domino’s Pizza Inc.	14,043	2,376,637
Dunkin’ Brands Group Inc.	26,637	1,288,165
Hilton Worldwide Holdings Inc.	152,571	3,448,105
Hyatt Hotels Corp. Class Aa,b	7,195	365,434
Jack in the Box Inc.	9,519	892,216
Las Vegas Sands Corp.	106,321	6,153,860
Marriott International Inc./MD Class A	93,452	6,420,152
Marriott Vacations Worldwide Corp.	7,159	455,169
McDonald’s Corp.	247,993	27,916,572
MGM Resorts International[a,b]	138,186	3,616,328
Norwegian Cruise Line Holdings Ltd.[a]	47,962	1,864,283
Panera Bread Co. Class Aa	6,473	1,234,790
Royal Caribbean Cruises Ltd.	48,837	3,754,100
Six Flags Entertainment Corp.	25,161	1,400,210
Starbucks Corp.	426,274	22,622,361
Texas Roadhouse Inc.	18,967	768,543
Vail Resorts Inc.	11,579	1,846,156
Wendy’s Co. (The)	59,323	643,061
Wyndham Worldwide Corp.	32,188	2,119,258
Wynn Resorts Ltd.	23,095	2,183,632

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2016

Security	Shares	Value
Yum! Brands Inc.	101,268	$8,737,403

		118,727,418

INTERNET & DIRECT MARKETING RETAIL — 17.03%
Amazon.com Inc.[a]	114,294	90,271,687
Expedia Inc.	35,053	4,529,899
Groupon Inc.[a,b]	119,779	477,918
HSN Inc.	9,451	356,303
Liberty Interactive Corp. QVC Group Series Aa	123,517	2,283,829
Liberty TripAdvisor Holdings Inc. Class Aa	21,569	478,832
Liberty Ventures Series Aa	41,853	1,669,935
Netflix Inc.[a]	124,692	15,570,290
Priceline Group Inc. (The)[a]	14,425	21,265,768
Shutterfly Inc.[a,b]	9,885	484,365
TripAdvisor Inc.[a]	33,450	2,156,856

		139,545,682

INTERNET SOFTWARE & SERVICES — 0.07%
Yelp Inc.[a,b]	17,236	562,928

		562,928

IT SERVICES — 0.06%
Acxiom Corp.[a]	22,512	530,383

		530,383

MEDIA — 22.74%
AMC Networks Inc. Class Aa	17,430	852,850
Cable One Inc.	1,365	787,250
CBS Corp. Class A	2,444	139,968
CBS Corp. Class B NVS	118,354	6,701,203
Charter Communications Inc. Class Aa	63,013	15,746,318
Cinemark Holdings Inc.	30,813	1,226,357
Comcast Corp. Class A	697,965	43,148,196
Discovery Communications Inc. Class Aa,b	44,451	1,160,616
Discovery Communications Inc. Class C NVS[a]	65,274	1,639,030
DISH Network Corp. Class Aa	66,113	3,871,577
Gannett Co. Inc.	34,271	266,286
Interpublic Group of Companies Inc. (The)	116,564	2,609,868
John Wiley & Sons Inc. Class A	13,003	670,955
Liberty Broadband Corp. Class Aa	7,820	507,909
Liberty Broadband Corp. Class Ca,b	19,578	1,304,874
Liberty Global PLC Class Ba	811	26,317

Security	Shares	Value
Liberty Global PLC Series Aa	76,980	$2,509,548
Liberty Global PLC Series C NVS[a]	187,830	5,972,994
Liberty Global PLC LiLAC Class Aa	15,530	429,249
Liberty Global PLC LiLAC Class Ca	35,709	986,997
Liberty Media Corp.-Liberty Media Class Aa	6,430	178,947
Liberty Media Corp.-Liberty Media Class Ca,b	12,825	351,533
Liberty Media Corp.-Liberty SiriusXM Class Aa	25,265	840,566
Liberty Media Corp.-Liberty SiriusXM Class Ca	51,140	1,697,337
Lions Gate Entertainment Corp.	32,054	652,619
Live Nation Entertainment Inc.[a]	38,463	1,064,271
Madison Square Garden Co. (The)[a]	4,337	717,730
Meredith Corp.	12,302	557,896
New York Times Co. (The) Class A	36,521	398,079
News Corp. Class A	110,604	1,340,520
News Corp. Class B	35,813	444,081
Omnicom Group Inc.	68,795	5,491,217
Regal Entertainment Group Class A	27,086	582,620
Scripps Networks Interactive Inc. Class A	27,906	1,796,030
Sinclair Broadcast Group Inc. Class A	19,838	497,934
Sirius XM Holdings Inc.[a,b]	513,333	2,140,599
Starz Series Aa	24,545	772,186
TEGNA Inc.	62,343	1,223,170
Time Inc.	29,127	378,651
Time Warner Inc.	226,210	20,130,428
Tribune Media Co.	22,481	732,881
Twenty-First Century Fox Inc. Class A	309,795	8,138,315
Twenty-First Century Fox Inc. Class B	141,971	3,746,615
Viacom Inc. Class A	3,292	139,252
Viacom Inc. Class B NVS	100,990	3,793,184
Walt Disney Co. (The)	409,654	37,970,829

		186,335,852

MULTILINE RETAIL — 3.79%
Big Lots Inc.[b]	13,030	565,502
Dillard’s Inc. Class A	7,646	468,700
Dollar General Corp.	75,519	5,217,608

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2016

Security	Shares	Value
Dollar Tree Inc.[a]	68,711	$5,191,116
JC Penney Co. Inc.[a,b]	90,138	774,285
Kohl’s Corp.	52,222	2,284,712
Macy’s Inc.	90,113	3,288,223
Nordstrom Inc.	33,853	1,760,356
Target Corp.	167,231	11,493,787

		31,044,289

PROFESSIONAL SERVICES — 1.13%
Dun & Bradstreet Corp. (The)	10,659	1,330,776
IHS Markit Ltd.[a]	96,099	3,535,482
Nielsen Holdings PLC	97,899	4,407,413

		9,273,671

ROAD & RAIL — 0.20%
Avis Budget Group Inc.[a]	27,659	895,045
Hertz Global Holdings Inc.[a]	23,207	769,312

		1,664,357

SPECIALTY RETAIL — 17.59%
Aaron’s Inc.	18,845	465,660
Abercrombie & Fitch Co. Class A	19,684	287,583
Advance Auto Parts Inc.	21,504	3,012,280
American Eagle Outfitters Inc.[b]	50,429	859,310
Asbury Automotive Group Inc.[a]	5,978	304,579
Ascena Retail Group Inc.[a]	48,495	237,141
AutoNation Inc.[a,b]	19,560	858,097
AutoZone Inc.[a]	8,502	6,309,844
Bed Bath & Beyond Inc.	45,212	1,827,469
Best Buy Co. Inc.	80,298	3,124,395
Burlington Stores Inc.[a]	20,794	1,558,302
Cabela’s Inc.[a]	15,229	938,259
CarMax Inc.[a]	55,689	2,781,109
Chico’s FAS Inc.	39,516	461,152
CST Brands Inc.	22,069	1,059,753
Dick’s Sporting Goods Inc.	25,600	1,424,640
DSW Inc. Class A	22,185	460,783
Five Below Inc.[a,b]	16,391	615,974
Foot Locker Inc.	39,372	2,628,868
GameStop Corp. Class A	30,469	732,780
Gap Inc. (The)	64,298	1,773,982
Genesco Inc.[a,b]	6,035	324,683
GNC Holdings Inc. Class A	20,216	271,501
Group 1 Automotive Inc.	6,082	366,562
Home Depot Inc. (The)	358,975	43,798,540
L Brands Inc.	70,023	5,054,960
Lithia Motors Inc. Class A	7,048	604,577

Security	Shares	Value
Lowe’s Companies Inc.	254,216	$16,943,496
Murphy USA Inc.[a]	10,708	736,496
O’Reilly Automotive Inc.[a]	27,612	7,301,717
Office Depot Inc.	158,278	498,576
Ross Stores Inc.	115,343	7,213,551
Sally Beauty Holdings Inc.[a,b]	42,509	1,102,684
Signet Jewelers Ltd.	21,979	1,786,014
Staples Inc.	189,176	1,399,902
Tiffany & Co.	31,457	2,309,573
TJX Companies Inc. (The)	190,950	14,082,563
Tractor Supply Co.	38,875	2,434,741
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,099	4,160,871
Urban Outfitters Inc.[a,b]	26,271	878,765
Williams-Sonoma Inc.	23,883	1,103,872

		144,095,604

TRADING COMPANIES & DISTRIBUTORS — 0.09%
Beacon Roofing Supply Inc.[a]	17,524	736,709

		736,709

TOTAL COMMON STOCKS
(Cost: $821,006,626)		818,227,403

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	24,576,986	24,579,443
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	1,198,605	1,198,605

		25,778,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,775,988)		25,778,048

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.00% (Cost: $846,782,614)[f]	$844,005,451
Other Assets, Less Liabilities — (3.00)%	(24,597,916)

NET ASSETS — 100.00%	$819,407,535

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $855,081,728. Net unrealized depreciation was $11,076,277, of which $76,494,798 represented gross unrealized appreciation on securities and $87,571,075 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$818,227,403	$—	$—	$818,227,403
Money market funds	25,778,048	—	—	25,778,048

Total	$844,005,451	$—	$—	$844,005,451

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

BANKS — 54.48%
Associated Banc-Corp.	56,534	$1,147,640
BancorpSouth Inc.	33,013	775,805
Bank of America Corp.	3,880,895	64,034,767
Bank of Hawaii Corp.	16,359	1,229,379
Bank of the Ozarks Inc.	34,588	1,278,372
BankUnited Inc.	39,617	1,154,439
BB&T Corp.	309,793	12,143,886
BOK Financial Corp.	8,114	576,256
Cathay General Bancorp.	28,425	851,329
CIT Group Inc.	76,702	2,786,584
Citigroup Inc.	1,104,924	54,307,015
Citizens Financial Group Inc.	197,436	5,200,464
Comerica Inc.	66,119	3,444,139
Commerce Bancshares Inc./MO	31,566	1,572,618
Cullen/Frost Bankers Inc.	21,111	1,604,225
East West Bancorp. Inc.	54,752	2,163,251
Fifth Third Bancorp.	291,750	6,348,480
First Financial Bankshares Inc.	25,240	913,688
First Horizon National Corp.	88,182	1,358,885
First Republic Bank/CA	56,962	4,239,682
FNB Corp./PA	80,400	1,050,828
Fulton Financial Corp.	66,085	984,666
Glacier Bancorp. Inc.	29,083	821,886
Hancock Holding Co.	29,488	989,322
Huntington Bancshares Inc./OH	414,092	4,389,375
IBERIABANK Corp.	15,699	1,030,639
International Bancshares Corp.	22,303	688,048
Investors Bancorp. Inc.	118,241	1,449,635
JPMorgan Chase & Co.	1,373,629	95,137,546
KeyCorp	411,334	5,808,036
M&T Bank Corp.	59,667	7,322,931
MB Financial Inc.	27,326	994,393
PacWest Bancorp.	45,742	1,984,745
People’s United Financial Inc.	118,135	1,918,512
PNC Financial Services Group Inc. (The)[a]	186,896	17,867,258
Popular Inc.	39,386	1,429,712
PrivateBancorp. Inc.	30,239	1,368,012
Prosperity Bancshares Inc.	26,379	1,463,243
Regions Financial Corp.	477,129	5,110,052
Signature Bank/New York NYb	20,401	2,459,545
SunTrust Banks Inc.	190,772	8,628,618
SVB Financial Group[b]	19,777	2,418,134

Security	Shares	Value
Synovus Financial Corp.	46,828	$1,548,602
TCF Financial Corp.	64,952	928,814
Texas Capital Bancshares Inc.[b]	17,548	1,040,596
Trustmark Corp.	25,880	716,358
U.S. Bancorp.	611,865	27,387,077
UMB Financial Corp.	16,679	1,034,932
Umpqua Holdings Corp.	83,548	1,276,613
United Bankshares Inc./WV	25,744	970,549
Valley National Bancorp.	97,448	960,837
Webster Financial Corp.	35,040	1,415,616
Wells Fargo & Co.	1,726,937	79,456,371
Western Alliance Bancorp.[b]	36,153	1,350,676
Wintrust Financial Corp.	19,728	1,064,326
Zions BanCorp.	77,956	2,510,963

		454,108,370
CAPITAL MARKETS — 24.94%
Affiliated Managers Group Inc.[b]	20,489	2,718,071
Ameriprise Financial Inc.	61,460	5,432,449
Bank of New York Mellon Corp. (The)	406,066	17,570,476
BlackRock Inc.[a]	46,405	15,835,242
CBOE Holdings Inc.	30,886	1,952,304
Charles Schwab Corp. (The)	457,898	14,515,367
CME Group Inc.	128,881	12,900,988
Donnelley Financial Solutions Inc.[b]	9,948	213,385
E*TRADE Financial Corp.[b]	104,245	2,935,539
Eaton Vance Corp. NVS	43,077	1,510,280
FactSet Research Systems Inc.	15,464	2,392,590
Federated Investors Inc. Class B	27,048	730,296
Financial Engines Inc.	20,311	561,599
Franklin Resources Inc.	133,574	4,496,101
Goldman Sachs Group Inc. (The)	143,409	25,561,220
Intercontinental Exchange Inc.	45,313	12,252,182
Invesco Ltd.	155,801	4,376,450
Janus Capital Group Inc.	54,279	695,857
Lazard Ltd. Class A	49,284	1,796,895
Legg Mason Inc.	35,135	1,009,077
LPL Financial Holdings Inc.	30,377	940,472
MarketAxess Holdings Inc.	14,298	2,155,567
Moody’s Corp.	63,685	6,401,616
Morgan Stanley	559,873	18,794,937
MSCI Inc.	35,990	2,886,038
Nasdaq Inc.	43,416	2,777,322
Northern Trust Corp.	80,962	5,863,268

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2016

Security	Shares	Value
NorthStar Asset Management Group Inc.	71,963	$985,893
Raymond James Financial Inc.	47,945	2,882,453
S&P Global Inc.	100,412	12,235,202
SEI Investments Co.	51,503	2,283,128
State Street Corp.	136,429	9,578,680
Stifel Financial Corp.[b]	25,281	989,498
T Rowe Price Group Inc.	94,623	6,056,818
TD Ameritrade Holding Corp.	92,210	3,154,504
Waddell & Reed Financial Inc. Class A	31,367	493,089

		207,934,853
CONSUMER FINANCE — 6.99%
Ally Financial Inc.	183,885	3,322,802
American Express Co.	295,121	19,601,937
Capital One Financial Corp.	192,478	14,251,071
Discover Financial Services	153,565	8,650,316
LendingClub Corp.[b,c]	121,550	599,242
Navient Corp.	120,774	1,543,492
PRA Group Inc.[b]	17,715	565,109
SLM Corp.[b]	162,450	1,145,272
Synchrony Financial	301,416	8,617,483

		58,296,724
INSURANCE — 0.45%
FNF Group	103,644	3,721,856

		3,721,856
IT SERVICES — 12.23%
MasterCard Inc. Class A	364,689	39,029,017
Visa Inc. Class A	717,415	59,193,912
Western Union Co. (The)	185,421	3,721,399

		101,944,328
THRIFTS & MORTGAGE FINANCE — 0.78%
Capitol Federal Financial Inc.	48,389	709,867
MGIC Investment Corp.[b]	130,066	1,061,339
New York Community Bancorp. Inc.	185,189	2,659,314
Radian Group Inc.	81,419	1,106,484
Washington Federal Inc.	34,526	940,833

		6,477,837

TOTAL COMMON STOCKS
(Cost: $864,102,126)		832,483,968

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	320,657	$320,689
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	583,872	583,872

		904,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $904,529)		904,561

TOTAL INVESTMENTS IN SECURITIES — 99.98% (Cost: $865,006,655)[g]		833,388,529
Other Assets, Less Liabilities — 0.02%		165,895

NET ASSETS — 100.00%		$833,554,424

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $872,360,188. Net unrealized depreciation was $38,971,659, of which $19,998,282 represented gross unrealized appreciation on securities and $58,969,941 represented gross unrealized depreciation on securities.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	33,852	19,967	(7,414)	46,405	$15,835,242	$157,792	$167,946
PNC Financial Services Group Inc. (The)	134,392	79,421	(26,917)	186,896	17,867,258	173,324	(94,967)

					$33,702,500	$331,116	$72,979

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$832,483,968	$—	$—	$832,483,968
Money market funds	904,561	—	—	904,561

Total	$833,388,529	$—	$—	$833,388,529

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

BANKS — 29.76%
Associated Banc-Corp.	57,399	$1,165,200
BancorpSouth Inc.	33,248	781,328
Bank of America Corp.	3,933,581	64,904,086
Bank of Hawaii Corp.	16,740	1,258,011
Bank of the Ozarks Inc.	35,445	1,310,047
BankUnited Inc.	40,352	1,175,857
BB&T Corp.	313,905	12,305,076
BOK Financial Corp.	8,248	585,773
Cathay General Bancorp.	28,764	861,482
CIT Group Inc.	77,947	2,831,815
Citigroup Inc.	1,120,003	55,048,147
Citizens Financial Group Inc.	201,182	5,299,134
Comerica Inc.	67,124	3,496,489
Commerce Bancshares Inc./MO	32,346	1,611,478
Cullen/Frost Bankers Inc.	21,460	1,630,745
East West Bancorp. Inc.	55,575	2,195,768
Fifth Third Bancorp.	296,558	6,453,102
First Financial Bankshares Inc.	25,872	936,566
First Horizon National Corp.	89,954	1,386,191
First Republic Bank/CA	57,877	4,307,785
FNB Corp./PA	82,199	1,074,341
Fulton Financial Corp.	67,658	1,008,104
Glacier Bancorp. Inc.	29,774	841,413
Hancock Holding Co.	29,872	1,002,206
Huntington Bancshares Inc./OH	418,345	4,434,457
IBERIABANK Corp.	15,922	1,045,279
International Bancshares Corp.	22,667	699,277
Investors Bancorp. Inc.	120,165	1,473,223
JPMorgan Chase & Co.	1,392,111	96,417,608
KeyCorp	417,577	5,896,187
M&T Bank Corp.	60,411	7,414,242
MB Financial Inc.	27,752	1,009,895
PacWest Bancorp.	46,657	2,024,447
People’s United Financial Inc.	119,848	1,946,332
PNC Financial Services Group Inc. (The)[a]	189,635	18,129,106
Popular Inc.	40,438	1,467,899
PrivateBancorp. Inc.	30,974	1,401,264
Prosperity Bancshares Inc.	26,959	1,495,416
Regions Financial Corp.	484,890	5,193,172
Signature Bank/New York NYb	20,803	2,508,010
SunTrust Banks Inc.	193,355	8,745,447
SVB Financial Group[b]	20,122	2,460,317

Security	Shares	Value
Synovus Financial Corp.	47,494	$1,570,627
TCF Financial Corp.	66,832	955,698
Texas Capital Bancshares Inc.[b]	17,980	1,066,214
Trustmark Corp.	26,606	736,454
U.S. Bancorp.	620,512	27,774,117
UMB Financial Corp.	16,956	1,052,120
Umpqua Holdings Corp.	86,037	1,314,645
United Bankshares Inc./WV	26,317	992,151
Valley National Bancorp.	98,918	975,331
Webster Financial Corp.	35,768	1,445,027
Wells Fargo & Co.	1,750,265	80,529,693
Western Alliance Bancorp.[b]	36,719	1,371,822
Wintrust Financial Corp.	19,985	1,078,191
Zions BanCorp.	79,314	2,554,704

		460,648,516
CAPITAL MARKETS — 13.63%
Affiliated Managers Group Inc.[b]	20,773	2,755,746
Ameriprise Financial Inc.	62,293	5,506,078
Bank of New York Mellon Corp. (The)	412,006	17,827,500
BlackRock Inc.[a]	47,089	16,068,650
CBOE Holdings Inc.	31,401	1,984,857
Charles Schwab Corp. (The)	464,725	14,731,782
CME Group Inc.	130,566	13,069,657
Donnelley Financial Solutions Inc.[b]	10,104	216,731
E*TRADE Financial Corp.[b]	105,742	2,977,695
Eaton Vance Corp. NVS	44,419	1,557,330
FactSet Research Systems Inc.	15,704	2,429,723
Federated Investors Inc. Class B	27,661	746,847
Financial Engines Inc.	20,845	576,364
Franklin Resources Inc.	136,190	4,584,155
Goldman Sachs Group Inc. (The)	145,445	25,924,117
Intercontinental Exchange Inc.	45,910	12,413,605
Invesco Ltd.	158,842	4,461,872
Janus Capital Group Inc.	55,322	709,228
Lazard Ltd. Class A	50,010	1,823,365
Legg Mason Inc.	35,703	1,025,390
LPL Financial Holdings Inc.	30,864	955,549
MarketAxess Holdings Inc.	14,500	2,186,020
Moody’s Corp.	64,540	6,487,561
Morgan Stanley	568,019	19,068,398
MSCI Inc.	36,596	2,934,633
Nasdaq Inc.	44,104	2,821,333
Northern Trust Corp.	82,450	5,971,029

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2016

Security	Shares	Value
NorthStar Asset Management Group Inc.	74,162	$1,016,019
Raymond James Financial Inc.	48,636	2,923,996
S&P Global Inc.	101,736	12,396,532
SEI Investments Co.	52,275	2,317,351
State Street Corp.	138,250	9,706,533
Stifel Financial Corp.[b,c]	25,722	1,006,759
T Rowe Price Group Inc.	95,772	6,130,366
TD Ameritrade Holding Corp.	93,650	3,203,767
Waddell & Reed Financial Inc. Class A	32,788	515,427

		211,031,965
CONSUMER FINANCE — 3.82%
Ally Financial Inc.	186,944	3,378,078
American Express Co.	299,392	19,885,617
Capital One Financial Corp.	195,001	14,437,874
Discover Financial Services	155,631	8,766,694
LendingClub Corp.[b,c]	123,088	606,824
Navient Corp.	122,527	1,565,895
PRA Group Inc.[b,c]	18,292	583,515
SLM Corp.[b]	167,165	1,178,513
Synchrony Financial	305,509	8,734,502

		59,137,512
DIVERSIFIED FINANCIAL SERVICES — 6.97%
Berkshire Hathaway Inc. Class Bb	731,750	105,591,525
Voya Financial Inc.	77,362	2,363,409

		107,954,934
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 21.28%
Acadia Realty Trust	31,454	1,059,685
Alexandria Real Estate Equities Inc.[c]	30,101	3,245,189
American Campus Communities Inc.	50,360	2,624,260
American Homes 4 Rent Class A	84,848	1,791,141
American Tower Corp.	164,176	19,239,785
Apartment Investment & Management Co. Class A	60,453	2,664,164
Apple Hospitality REIT Inc.[c]	61,191	1,103,274
AvalonBay Communities Inc.	52,938	9,061,927
Boston Properties Inc.	59,235	7,136,633
Brandywine Realty Trust	68,168	1,056,604
Brixmor Property Group Inc.	99,931	2,540,246
Camden Property Trust	33,813	2,753,731

Security	Shares	Value
Care Capital Properties Inc.	32,886	$873,781
CBL & Associates Properties Inc.	66,455	711,069
Columbia Property Trust Inc.	48,071	1,013,337
Communications Sales & Leasing Inc.[b]	52,938	1,505,027
CoreSite Realty Corp.[c]	13,415	989,222
Corporate Office Properties Trust	37,043	988,678
Corrections Corp. of America	46,193	667,489
Cousins Properties Inc.	132,133	1,026,673
Crown Castle International Corp.	130,090	11,836,889
CubeSmart	69,524	1,812,491
CyrusOne Inc.	29,186	1,301,987
DCT Industrial Trust Inc.	34,972	1,634,941
DDR Corp.	118,801	1,816,467
DiamondRock Hospitality Co.	77,921	712,977
Digital Realty Trust Inc.[c]	56,602	5,288,325
Douglas Emmett Inc.	55,612	2,029,838
Duke Realty Corp.	136,193	3,561,447
DuPont Fabros Technology Inc.	29,435	1,201,242
EastGroup Properties Inc.	12,332	837,466
Education Realty Trust Inc.	28,783	1,225,868
EPR Properties	24,872	1,808,692
Equinix Inc.[c]	27,401	9,789,829
Equity Commonwealth[b]	48,969	1,479,354
Equity Lifestyle Properties Inc.	30,969	2,348,689
Equity One Inc.	36,370	1,036,545
Equity Residential	140,949	8,703,601
Essex Property Trust Inc.	25,247	5,405,130
Extra Space Storage Inc.	48,593	3,554,578
Federal Realty Investment Trust	27,504	3,994,406
First Industrial Realty Trust Inc.	46,024	1,215,494
Forest City Realty Trust Inc. Class A	83,581	1,804,514
Four Corners Property Trust Inc.	19,229	386,118
General Growth Properties Inc.	226,030	5,639,449
GEO Group Inc. (The)	29,456	705,766
Gramercy Property Trust	165,388	1,524,877
HCP Inc.	180,267	6,174,145
Healthcare Realty Trust Inc.	44,962	1,433,838
Healthcare Trust of America Inc. Class A	53,507	1,637,314
Highwoods Properties Inc.	38,225	1,897,107
Hospitality Properties Trust	61,864	1,692,599
Host Hotels & Resorts Inc.	286,811	4,439,834
Hudson Pacific Properties Inc.	41,738	1,403,232

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2016

Security	Shares	Value
Iron Mountain Inc.	94,736	$3,195,445
Kilroy Realty Corp.	35,552	2,553,700
Kimco Realty Corp.	161,865	4,307,228
Kite Realty Group Trust	32,657	814,139
Lamar Advertising Co. Class A	32,094	2,036,364
LaSalle Hotel Properties	44,150	1,048,563
Lexington Realty Trust	82,978	841,397
Liberty Property Trust	56,823	2,297,354
Life Storage Inc.	18,075	1,457,749
Macerich Co. (The)	46,634	3,300,755
Mack-Cali Realty Corp.	34,942	897,311
Medical Properties Trust Inc.	125,111	1,744,047
Mid-America Apartment Communities Inc.[c]	29,178	2,706,260
National Health Investors Inc.	15,434	1,169,280
National Retail Properties Inc.[c]	56,920	2,596,690
NorthStar Realty Finance Corp.	69,877	1,014,614
Omega Healthcare Investors Inc.[c]	74,774	2,380,056
Outfront Media Inc.	53,874	1,158,830
Paramount Group Inc.	67,383	1,047,806
Parkway Inc.[b]	17,937	323,225
Pebblebrook Hotel Trust[c]	28,041	680,835
Physicians Realty Trust	53,168	1,051,131
Piedmont Office Realty Trust Inc. Class Ac	56,712	1,161,462
Pinnacle Entertainment Inc.[c]	74,686	2,451,941
Post Properties Inc.	20,888	1,374,222
Potlatch Corp.	16,073	617,203
Prologis Inc.	203,109	10,594,165
Public Storage	57,470	12,282,488
Rayonier Inc.	47,875	1,284,008
Realty Income Corp.	99,713	5,906,998
Regency Centers Corp.[c]	40,448	2,915,087
Retail Properties of America Inc. Class A	92,557	1,441,113
RLJ Lodging Trust[c]	48,027	947,092
Ryman Hospitality Properties Inc.[c]	19,851	1,000,887
Senior Housing Properties Trust	73,196	1,556,879
Simon Property Group Inc.	121,211	22,540,398
SL Green Realty Corp.	38,710	3,802,096
Spirit Realty Capital Inc.	185,667	2,211,294
STORE Capital Corp.	60,010	1,637,673
Sun Communities Inc.	24,131	1,856,398

Security	Shares	Value
Sunstone Hotel Investors Inc.[c]	84,020	$1,055,291
Tanger Factory Outlet Centers Inc.	37,348	1,299,710
Taubman Centers Inc.	23,231	1,683,318
UDR Inc.	103,154	3,607,295
Urban Edge Properties	35,339	912,100
Ventas Inc.	135,455	9,177,076
VEREIT Inc.	372,810	3,504,414
Vornado Realty Trust	66,225	6,144,356
Washington Prime Group Inc.	72,105	756,381
Washington REIT	28,586	841,000
Weingarten Realty Investors	45,605	1,651,357
Welltower Inc.	137,966	9,454,810
Weyerhaeuser Co.	288,681	8,640,222
WP Carey Inc.	40,906	2,484,630
Xenia Hotels & Resorts Inc.[c]	42,466	662,894

		329,466,001
INSURANCE — 15.69%
Aflac Inc.	157,856	10,871,543
Alleghany Corp.[b]	4,596	2,372,501
Allied World Assurance Co. Holdings AG	34,550	1,484,959
Allstate Corp. (The)	143,197	9,723,076
American Financial Group Inc./OH	28,283	2,107,083
American International Group Inc.	392,355	24,208,303
AmTrust Financial Services Inc.	41,660	1,099,407
Aon PLC	102,365	11,345,113
Arch Capital Group Ltd.[b]	47,376	3,693,907
Arthur J Gallagher & Co.	68,380	3,297,967
Aspen Insurance Holdings Ltd.	23,275	1,123,019
Assurant Inc.	23,237	1,871,043
Assured Guaranty Ltd.	50,952	1,522,955
Axis Capital Holdings Ltd.	35,971	2,049,268
Brown & Brown Inc.	44,288	1,632,456
Chubb Ltd.	179,419	22,786,213
Cincinnati Financial Corp.	58,081	4,110,973
CNO Financial Group Inc.	65,893	993,666
Endurance Specialty Holdings Ltd.	24,904	2,289,923
Erie Indemnity Co. Class A	7,142	731,269
Everest Re Group Ltd.	12,675	2,579,616
First American Financial Corp.	42,659	1,666,261
FNF Group	105,314	3,781,826

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2016

Security	Shares	Value
Genworth Financial Inc. Class Ab	172,075	$712,391
Hanover Insurance Group Inc. (The)	16,472	1,255,002
Hartford Financial Services Group Inc. (The)	149,348	6,587,740
Kemper Corp.	18,918	710,371
Lincoln National Corp.	89,950	4,415,645
Loews Corp.	107,171	4,611,568
Markel Corp.[b]	5,403	4,740,754
Marsh & McLennan Companies Inc.	199,692	12,658,476
Mercury General Corp.	11,399	620,904
MetLife Inc.	423,984	19,910,289
Old Republic International Corp.	94,958	1,600,992
Primerica Inc.	18,071	988,484
Principal Financial Group Inc.	103,565	5,654,649
ProAssurance Corp.	20,817	1,109,546
Progressive Corp. (The)	225,064	7,091,767
Prudential Financial Inc.	168,392	14,277,958
Reinsurance Group of America Inc.	24,727	2,667,054
RenaissanceRe Holdings Ltd.	13,279	1,650,447
RLI Corp.	14,948	833,202
Torchmark Corp.	43,024	2,728,152
Travelers Companies Inc. (The)	111,091	12,017,824
Unum Group	90,648	3,208,939
Validus Holdings Ltd.	32,272	1,649,099
White Mountains Insurance Group Ltd.	1,954	1,621,273
Willis Towers Watson PLC	50,073	6,304,191
WR Berkley Corp.	38,322	2,188,186
XL Group Ltd.	106,267	3,687,465

		242,844,715
IT SERVICES — 6.67%
MasterCard Inc. Class A	369,744	39,570,003
Visa Inc. Class A	727,180	59,999,622
Western Union Co. (The)	188,409	3,781,368

		103,350,993
MORTGAGE REAL ESTATE INVESTMENT — 1.03%
AGNC Investment Corp.	100,094	2,007,886
Annaly Capital Management Inc.	396,866	4,111,536
Blackstone Mortgage Trust Inc. Class Ac	36,742	1,109,608
Chimera Investment Corp.	68,944	1,080,352
Colony Capital Inc.	44,665	849,082

Security	Shares	Value
CYS Investments Inc.	58,653	$505,589
Invesco Mortgage Capital Inc.	43,334	646,977
MFA Financial Inc.	145,180	1,061,266
New Residential Investment Corp.	97,770	1,364,869
Starwood Property Trust Inc.	92,498	2,057,155
Two Harbors Investment Corp.	134,522	1,120,568

		15,914,888
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.56%
Alexander & Baldwin Inc.	18,123	757,360
CBRE Group Inc. Class Ab	115,599	2,977,830
Howard Hughes Corp. (The)[b]	13,972	1,534,545
Jones Lang LaSalle Inc.	17,553	1,700,008
Realogy Holdings Corp.	56,046	1,282,893
St. Joe Co. (The)[b,c]	23,163	409,985

		8,662,621
THRIFTS & MORTGAGE FINANCE — 0.43%
Capitol Federal Financial Inc.	49,701	729,114
MGIC Investment Corp.[b]	132,795	1,083,607
New York Community Bancorp. Inc.	188,547	2,707,535
Radian Group Inc.	83,015	1,128,174
Washington Federal Inc.	35,445	965,876

		6,614,306

TOTAL COMMON STOCKS
(Cost: $1,637,136,399)		1,545,626,451

SHORT-TERM INVESTMENTS — 1.95%

MONEY MARKET FUNDS — 1.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	28,183,846	28,186,665
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	1,924,831	1,924,831

		30,111,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,109,704)		30,111,496

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.79% (Cost: $1,667,246,103)[g]	$1,575,737,947
Other Assets, Less Liabilities — (1.79)%	(27,690,309)

NET ASSETS — 100.00%	$1,548,047,638

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $1,674,081,257. Net unrealized depreciation was $98,343,310, of which $25,246,067 represented gross unrealized appreciation on securities and $123,589,377 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	38,272	29,634	(20,817)	47,089	$16,068,650	$188,126	$(29,442)
PNC Financial Services Group Inc. (The)	151,948	117,704	(80,017)	189,635	18,129,106	188,807	(239,870)

					$34,197,756	$376,933	$(269,312)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,545,626,451	$—	$—	$1,545,626,451
Money market funds	30,111,496	—	—	30,111,496

Total	$1,575,737,947	$—	$—	$1,575,737,947

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 17.12%
B/E Aerospace Inc.	32,591	$1,939,816
Boeing Co. (The)	185,981	26,489,274
BWX Technologies Inc.	33,173	1,301,045
Curtiss-Wright Corp.	14,250	1,277,085
DigitalGlobe Inc.[a,b]	20,239	507,999
Esterline Technologies Corp.[a]	9,435	693,001
General Dynamics Corp.	91,994	13,867,176
HEICO Corp.	6,823	460,962
HEICO Corp. Class A	11,420	685,200
Hexcel Corp.	29,669	1,349,643
Huntington Ingalls Industries Inc.	15,004	2,421,045
KLX Inc.[a]	16,868	580,597
L-3 Communications Holdings Inc.	24,766	3,391,456
Lockheed Martin Corp.	80,926	19,938,548
Moog Inc. Class Aa	10,368	602,070
Northrop Grumman Corp.	57,248	13,109,792
Orbital ATK Inc.	18,782	1,396,630
Raytheon Co.	94,602	12,923,579
Rockwell Collins Inc.	41,661	3,512,855
Spirit AeroSystems Holdings Inc. Class Aa,b	41,385	2,084,149
Teledyne Technologies Inc.[a]	11,118	1,197,186
Textron Inc.	86,401	3,462,952
TransDigm Group Inc.	16,053	4,373,800
Triumph Group Inc.	15,879	376,332
United Technologies Corp.	249,514	25,500,331

		143,442,523
AIR FREIGHT & LOGISTICS — 5.36%
CH Robinson Worldwide Inc.	45,759	3,117,103
Expeditors International of Washington Inc.	58,055	2,988,091
FedEx Corp.	78,312	13,651,348
Hub Group Inc. Class Aa	10,828	394,681
United Parcel Service Inc. Class B	221,602	23,879,831
XPO Logistics Inc.[a]	25,802	849,660

		44,880,714
BUILDING PRODUCTS — 3.25%
Allegion PLC	30,755	1,963,399
AO Smith Corp.	47,548	2,147,743
Armstrong World Industries Inc.[a,b]	15,928	597,300
Fortune Brands Home & Security Inc.	49,351	2,696,045

Security	Shares	Value
Johnson Controls International PLC	302,612	$12,201,316
Lennox International Inc.	12,548	1,830,628
Masco Corp.	105,882	3,269,636
Owens Corning	36,802	1,795,202
USG Corp.[a]	28,965	729,339

		27,230,608
CHEMICALS — 1.03%
Sherwin-Williams Co. (The)	25,723	6,298,534
Valspar Corp. (The)	23,387	2,329,345

		8,627,879
COMMERCIAL SERVICES & SUPPLIES — 2.61%
Cintas Corp.	27,400	2,922,758
Clean Harbors Inc.[a,b]	16,782	794,124
Covanta Holding Corp.	41,835	627,525
Deluxe Corp.	15,647	957,596
LSC Communications Inc.[a]	8,479	205,531
MSA Safety Inc.	9,975	581,543
Republic Services Inc.	74,750	3,934,092
RR Donnelley & Sons Co.	22,614	401,399
Stericycle Inc.[a]	27,272	2,184,214
Tetra Tech Inc.	18,337	705,058
Waste Management Inc.	130,451	8,565,413

		21,879,253
CONSTRUCTION & ENGINEERING — 1.31%
AECOM[a]	49,299	1,372,977
Chicago Bridge & Iron Co. NV	33,774	1,081,443
EMCOR Group Inc.	19,504	1,179,212
Fluor Corp.	44,654	2,321,561
Jacobs Engineering Group Inc.[a,b]	38,942	2,008,628
KBR Inc.	45,729	677,247
Quanta Services Inc.[a]	48,457	1,393,139
Valmont Industries Inc.	7,263	929,301

		10,963,508
CONSTRUCTION MATERIALS — 1.18%
Eagle Materials Inc.	15,474	1,252,930
Martin Marietta Materials Inc.	20,340	3,770,629
Vulcan Materials Co.	42,665	4,829,678

		9,853,237
CONTAINERS & PACKAGING — 3.93%
AptarGroup Inc.	20,186	1,442,088
Avery Dennison Corp.	28,496	1,988,736
Ball Corp.	55,862	4,305,284
Bemis Co. Inc.	30,378	1,480,016
Berry Plastics Group Inc.[a,b]	39,000	1,706,250

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2016

Security	Shares	Value
Crown Holdings Inc.[a]	44,790	$2,429,858
Graphic Packaging Holding Co.	102,364	1,279,550
International Paper Co.	131,834	5,936,485
Owens-Illinois Inc.[a]	52,001	1,003,619
Packaging Corp. of America	30,217	2,492,902
Sealed Air Corp.	63,074	2,878,067
Silgan Holdings Inc.	13,167	670,859
Sonoco Products Co.	32,149	1,616,773
WestRock Co.	80,638	3,724,669

		32,955,156
ELECTRICAL EQUIPMENT — 4.46%
Acuity Brands Inc.	14,073	3,146,301
AMETEK Inc.	74,524	3,286,508
Eaton Corp. PLC	145,772	9,295,881
Emerson Electric Co.	206,309	10,455,740
EnerSys	13,934	907,521
Generac Holdings Inc.[a]	21,074	802,709
Hubbell Inc.	16,504	1,724,998
Regal Beloit Corp.	14,361	848,735
Rockwell Automation Inc.	41,488	4,966,943
Sensata Technologies Holding NVa	54,786	1,957,504

		37,392,840
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.00%
Amphenol Corp. Class A	98,978	6,525,620
Anixter International Inc.[a]	9,058	595,564
Arrow Electronics Inc.[a]	29,270	1,788,982
Avnet Inc.	40,849	1,713,616
Belden Inc.	13,516	875,972
Cognex Corp.	27,299	1,408,628
FLIR Systems Inc.	44,033	1,449,566
IPG Photonics Corp.[a]	11,936	1,157,911
Itron Inc.[a,b]	10,672	575,221
Jabil Circuit Inc.	61,294	1,308,014
Keysight Technologies Inc.[a,b]	54,501	1,787,633
Littelfuse Inc.	7,204	1,004,958
National Instruments Corp.	33,836	950,453
TE Connectivity Ltd.	113,989	7,166,488
Trimble Inc.[a]	79,907	2,208,629
Universal Display Corp.[a]	14,317	740,189
VeriFone Systems Inc.[a]	35,628	551,521
Vishay Intertechnology Inc.[b]	43,265	610,037
Zebra Technologies Corp. Class Aa	16,928	1,114,540

		33,533,542

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 17.93%
3M Co.	193,752	$32,027,206
Carlisle Companies Inc.	20,723	2,172,807
General Electric Co.	2,872,642	83,593,882
Honeywell International Inc.	243,914	26,752,487
Roper Technologies Inc.	32,491	5,631,015

		150,177,397
INTERNET SOFTWARE & SERVICES — 1.10%
CoStar Group Inc.[a,b]	10,456	1,956,527
LinkedIn Corp. Class Aa	38,206	7,243,857

		9,200,384
IT SERVICES — 12.68%
Accenture PLC Class A	199,569	23,197,901
Alliance Data Systems Corp.[a]	18,766	3,837,084
Automatic Data Processing Inc.	146,242	12,731,828
Booz Allen Hamilton Holding Corp.	40,981	1,248,691
Broadridge Financial Solutions Inc.	37,929	2,452,489
Convergys Corp.	30,774	898,601
CoreLogic Inc./U.S.[a]	28,325	1,205,512
Euronet Worldwide Inc.[a]	16,710	1,329,280
Fidelity National Information Services Inc.	105,099	7,768,918
First Data Corp. Class Aa	58,073	812,441
Fiserv Inc.[a]	70,473	6,940,181
FleetCor Technologies Inc.[a]	38,770	6,796,381
Genpact Ltd.[a]	45,223	1,039,677
Global Payments Inc.	49,259	3,572,263
Jack Henry & Associates Inc.	25,186	2,040,570
MAXIMUS Inc.	20,818	1,083,785
NeuStar Inc. Class Aa	11,647	261,475
Paychex Inc.	102,875	5,678,700
PayPal Holdings Inc.[a]	359,828	14,990,434
Sabre Corp.	65,995	1,704,651
Total System Services Inc.	53,054	2,646,334
WEX Inc.[a]	12,332	1,345,421
Xerox Corp.	272,940	2,666,624

		106,249,241
LIFE SCIENCES TOOLS & SERVICES — 1.17%
Agilent Technologies Inc.	104,369	4,547,357
Mettler-Toledo International Inc.[a]	8,494	3,432,256
PerkinElmer Inc.	35,087	1,785,577

		9,765,190
MACHINERY — 12.18%
Actuant Corp. Class A	18,929	422,117

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2016

Security	Shares	Value
AGCO Corp.	21,859	$1,116,558
Allison Transmission Holdings Inc.	53,735	1,573,898
Caterpillar Inc.	187,291	15,631,307
CLARCOR Inc.	15,645	973,275
Colfax Corp.[a]	31,483	1,000,845
Crane Co.	15,925	1,083,059
Cummins Inc.	49,742	6,358,022
Deere & Co.	92,738	8,188,765
Donaldson Co. Inc.	42,699	1,559,367
Dover Corp.	49,769	3,329,048
Flowserve Corp.	41,815	1,770,865
Fortive Corp.	96,394	4,920,914
Graco Inc.	17,860	1,337,714
Hillenbrand Inc.	20,181	612,493
IDEX Corp.	24,414	2,110,346
Illinois Tool Works Inc.	102,415	11,631,272
Ingersoll-Rand PLC	82,717	5,566,027
ITT Inc.	28,747	1,012,469
Joy Global Inc.	31,453	875,337
Kennametal Inc.	25,580	724,170
Lincoln Electric Holdings Inc.	20,282	1,335,164
Manitowoc Foodservice Inc.[a,b]	43,864	662,785
Mueller Industries Inc.	18,270	553,398
Nordson Corp.	17,059	1,708,118
Oshkosh Corp.	23,572	1,261,102
PACCAR Inc.	112,381	6,171,965
Parker-Hannifin Corp.	42,930	5,269,658
Pentair PLC	53,425	2,945,320
Terex Corp.	34,849	832,194
Timken Co. (The)	22,538	744,881
Toro Co. (The)	35,059	1,678,625
Trinity Industries Inc.	48,891	1,043,823
Wabtec Corp./DE	28,900	2,234,259
Woodward Inc.	17,752	1,047,013
Xylem Inc./NY	57,456	2,776,849

		102,063,022
MARINE — 0.12%
Kirby Corp.[a]	17,279	1,018,597

		1,018,597
MULTI-UTILITIES — 0.20%
MDU Resources Group Inc.	62,640	1,641,794

		1,641,794
PAPER & FOREST PRODUCTS — 0.10%
Louisiana-Pacific Corp.[a]	45,543	835,714

		835,714

Security	Shares	Value
PROFESSIONAL SERVICES — 1.63%
Advisory Board Co. (The)[a]	12,866	$512,067
CEB Inc.	10,288	500,511
Equifax Inc.	38,261	4,743,216
FTI Consulting Inc.[a]	13,498	525,882
ManpowerGroup Inc.	21,980	1,688,064
Robert Half International Inc.	41,741	1,561,949
Verisk Analytics Inc. Class Aa,b	50,384	4,108,815

		13,640,504
ROAD & RAIL — 6.20%
CSX Corp.	303,275	9,252,920
Genesee & Wyoming Inc. Class Aa	18,364	1,247,650
JB Hunt Transport Services Inc.	28,185	2,300,178
Kansas City Southern	34,625	3,038,690
Landstar System Inc.	13,510	961,237
Norfolk Southern Corp.	94,110	8,752,230
Old Dominion Freight Line Inc.[a]	22,321	1,666,932
Ryder System Inc.	17,155	1,190,385
Union Pacific Corp.	267,009	23,544,854

		51,955,076
TRADING COMPANIES & DISTRIBUTORS — 2.12%
Air Lease Corp.	30,687	928,589
Applied Industrial Technologies Inc.	12,520	636,016
Fastenal Co.	92,653	3,611,614
GATX Corp.	12,903	564,764
HD Supply Holdings Inc.[a,b]	64,369	2,124,177
MRC Global Inc.[a]	31,682	466,993
MSC Industrial Direct Co. Inc. Class A	14,269	1,038,783
NOW Inc.[a]	34,453	742,807
United Rentals Inc.[a,b]	27,631	2,090,562
Watsco Inc.	8,274	1,135,937
WESCO International Inc.[a]	13,387	725,575
WW Grainger Inc.	17,824	3,709,531

		17,775,348
TRANSPORTATION INFRASTRUCTURE — 0.23%
Macquarie Infrastructure Corp.	24,054	1,967,858

		1,967,858

TOTAL COMMON STOCKS
(Cost: $864,531,277)		837,049,385

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	5,520,364	$5,520,916
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	649,783	649,783

		6,170,699

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,170,315)		6,170,699

TOTAL INVESTMENTS IN SECURITIES — 100.65% (Cost: $870,701,592)[f]		843,220,084
Other Assets, Less Liabilities — (0.65)%		(5,472,313)

NET ASSETS — 100.00%		$837,747,771

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $876,221,052. Net unrealized depreciation was $33,000,968, of which $32,004,633 represented gross unrealized appreciation on securities and $65,005,601 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$837,049,385	$—	$—	$837,049,385
Money market funds	6,170,699	—	—	6,170,699

Total	$843,220,084	$—	$—	$843,220,084

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	4,553	$58,506

		58,506
AIR FREIGHT & LOGISTICS — 1.13%
CH Robinson Worldwide Inc.	11,165	760,560
Echo Global Logistics Inc.[a]	2,096	44,435
Expeditors International of Washington Inc.	14,246	733,242
United Parcel Service Inc. Class B	53,779	5,795,225

		7,333,462
AIRLINES — 0.08%
Southwest Airlines Co.	12,332	493,897

		493,897
AUTO COMPONENTS — 0.20%
Autoliv Inc.	6,909	668,653
BorgWarner Inc.	17,067	611,681

		1,280,334
AUTOMOBILES — 0.40%
Harley-Davidson Inc.	14,179	808,487
Tesla Motors Inc.[a,b]	9,065	1,792,422

		2,600,909
BANKS — 1.63%
Bank of Hawaii Corp.	3,325	249,874
Cathay General Bancorp.	5,777	173,021
CIT Group Inc.	15,827	574,995
Citizens Financial Group Inc.	41,219	1,085,708
Comerica Inc.	13,730	715,196
Heartland Financial USA Inc.	1,509	56,512
International Bancshares Corp.	4,322	133,334
KeyCorp	84,375	1,191,375
M&T Bank Corp.	11,123	1,365,126
Old National Bancorp./IN	9,894	145,442
People’s United Financial Inc.	23,972	389,305
PNC Financial Services Group Inc. (The)[c]	38,886	3,717,501
Signature Bank/New York NYa	4,222	509,004
Umpqua Holdings Corp.	17,014	259,974

		10,566,367
BEVERAGES — 2.29%
Coca-Cola Co. (The)	319,847	13,561,513
Dr Pepper Snapple Group Inc.	14,452	1,268,741

		14,830,254

Security	Shares	Value
BIOTECHNOLOGY — 4.57%
Amgen Inc.	58,464	$8,252,778
Biogen Inc.[a]	17,041	4,774,547
BioMarin Pharmaceutical Inc.[a]	12,639	1,017,692
Celgene Corp.[a]	60,316	6,163,089
Cepheid[a,b]	5,615	297,034
Gilead Sciences Inc.	103,650	7,631,750
Vertex Pharmaceuticals Inc.[a]	19,206	1,456,967

		29,593,857
BUILDING PRODUCTS — 0.84%
AO Smith Corp.	11,709	528,895
Builders FirstSource Inc.[a,b]	6,798	65,737
Fortune Brands Home & Security Inc.	12,027	657,035
Johnson Controls International PLC	72,829	2,936,465
Masco Corp.	25,970	801,954
Owens Corning	8,923	435,264

		5,425,350
CAPITAL MARKETS — 3.31%
Ameriprise Financial Inc.	12,895	1,139,789
Bank of New York Mellon Corp. (The)	83,887	3,629,791
BlackRock Inc.[c]	9,552	3,259,524
Charles Schwab Corp. (The)	92,695	2,938,432
CME Group Inc.	26,400	2,642,640
FactSet Research Systems Inc.	3,216	497,580
Franklin Resources Inc.	29,627	997,245
Invesco Ltd.	32,516	913,374
Legg Mason Inc.	7,311	209,972
Northern Trust Corp.	16,867	1,221,508
State Street Corp.	28,887	2,028,156
T Rowe Price Group Inc.	19,299	1,235,329
TD Ameritrade Holding Corp.	20,691	707,839

		21,421,179
CHEMICALS — 2.16%
Air Products & Chemicals Inc.	15,953	2,128,449
Albemarle Corp.	8,793	734,655
Axalta Coating Systems Ltd.[a]	16,603	417,067
Ecolab Inc.	20,531	2,344,024
HB Fuller Co.	3,850	161,970
International Flavors & Fragrances Inc.	6,234	815,283
Minerals Technologies Inc.	2,685	180,432
Mosaic Co. (The)	26,039	612,698

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Security	Shares	Value
PPG Industries Inc.	20,661	$1,924,159
Praxair Inc.	22,236	2,602,946
Sherwin-Williams Co. (The)	6,107	1,495,360
Valspar Corp. (The)	5,903	587,939

		14,004,982
COMMERCIAL SERVICES & SUPPLIES — 0.23%
ACCO Brands Corp.[a]	8,149	90,454
Copart Inc.[a]	7,592	398,352
Deluxe Corp.	3,785	231,642
Essendant Inc.	2,867	44,008
HNI Corp.	3,496	142,147
Interface Inc.	5,092	80,708
Knoll Inc.	3,792	82,059
RR Donnelley & Sons Co.	5,416	96,134
Steelcase Inc. Class A	6,787	90,607
Team Inc.[a]	2,160	66,420
Tetra Tech Inc.	4,466	171,718

		1,494,249
COMMUNICATIONS EQUIPMENT — 2.02%
Calix Inc.[a]	3,282	20,512
Cisco Systems Inc.	391,432	12,009,134
Motorola Solutions Inc.	12,251	889,178
Plantronics Inc.	2,570	132,895

		13,051,719
CONSTRUCTION & ENGINEERING — 0.12%
EMCOR Group Inc.	4,674	282,590
Granite Construction Inc.	3,032	149,053
Quanta Services Inc.[a]	11,611	333,816

		765,459
CONSUMER FINANCE — 0.74%
Ally Financial Inc.	33,919	612,916
American Express Co.	62,928	4,179,678

		4,792,594
CONTAINERS & PACKAGING — 0.54%
Avery Dennison Corp.	6,882	480,295
Ball Corp.	12,884	992,970
Sealed Air Corp.	15,434	704,253
Sonoco Products Co.	7,768	390,653
WestRock Co.	19,814	915,208

		3,483,379
DISTRIBUTORS — 0.17%
LKQ Corp.[a]	23,972	773,816
Pool Corp.	3,257	301,533
Weyco Group Inc.	501	12,681

		1,088,030

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Voya Financial Inc.	16,053	$490,419

		490,419
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.92%
CenturyLink Inc.	42,505	1,129,783
Cincinnati Bell Inc.[a]	2,920	57,378
Level 3 Communications Inc.[a]	23,687	1,330,025
SBA Communications Corp. Class Aa	9,774	1,107,199
Verizon Communications Inc.	317,231	15,258,811

		18,883,196
ELECTRIC UTILITIES — 0.31%
Alliant Energy Corp.	17,674	672,496
Eversource Energy	24,656	1,357,559

		2,030,055
ELECTRICAL EQUIPMENT — 0.73%
Acuity Brands Inc.	3,424	765,504
Eaton Corp. PLC	35,578	2,268,809
Rockwell Automation Inc.	10,134	1,213,242
Sensata Technologies Holding NVa,b	13,166	470,421

		4,717,976
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.76%
Corning Inc.	83,520	1,896,739
Flex Ltd.[a,b]	42,557	603,884
Itron Inc.[a]	2,785	150,112
TE Connectivity Ltd.	27,772	1,746,026
Trimble Inc.[a]	19,732	545,392

		4,942,153
ENERGY EQUIPMENT & SERVICES — 1.87%
Baker Hughes Inc.	32,315	1,790,251
Core Laboratories NV	3,406	330,280
FMC Technologies Inc.[a]	17,778	573,696
National Oilwell Varco Inc.	29,384	943,226
Schlumberger Ltd.	108,335	8,475,047

		12,112,500
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.40%
American Tower Corp.	33,066	3,875,005
AvalonBay Communities Inc.	10,660	1,824,779
Boston Properties Inc.	11,927	1,436,965
Corporate Office Properties Trust	7,295	194,704
Digital Realty Trust Inc.[b]	12,393	1,157,878
Duke Realty Corp.	27,086	708,299

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Security	Shares	Value
Equinix Inc.	5,397	$1,928,240
Equity Residential	28,383	1,752,650
Federal Realty Investment Trust	5,545	805,300
Forest City Realty Trust Inc. Class A	18,636	402,351
HCP Inc.	36,299	1,243,241
Host Hotels & Resorts Inc.	58,259	901,849
Iron Mountain Inc.	19,534	658,882
Liberty Property Trust	11,538	466,481
Macerich Co. (The)	9,877	699,094
Potlatch Corp.	3,119	119,770
Prologis Inc.	40,801	2,128,180
Simon Property Group Inc.	24,084	4,478,661
UDR Inc.	20,920	731,572
Vornado Realty Trust	13,209	1,225,531
Weyerhaeuser Co.	58,030	1,736,838

		28,476,270
FOOD & STAPLES RETAILING — 0.44%
Sysco Corp.	41,579	2,000,782
United Natural Foods Inc.[a]	3,900	162,786
Whole Foods Market Inc.	25,107	710,277

		2,873,845
FOOD PRODUCTS — 3.05%
Bunge Ltd.	10,967	680,064
Campbell Soup Co.	15,685	852,323
Darling Ingredients Inc.[a]	12,722	173,019
General Mills Inc.	46,332	2,871,657
Hain Celestial Group Inc. (The)[a]	7,957	289,396
Hormel Foods Corp.	22,755	876,068
JM Smucker Co. (The)	9,301	1,221,314
Kellogg Co.	20,398	1,532,502
Kraft Heinz Co. (The)	47,330	4,210,004
McCormick & Co. Inc./MD	9,005	863,309
Mondelez International Inc. Class A	120,745	5,426,280
WhiteWave Foods Co. (The)[a]	13,831	753,651

		19,749,587
GAS UTILITIES — 0.09%
New Jersey Resources Corp.	6,631	225,123
Northwest Natural Gas Co.	2,124	124,891
WGL Holdings Inc.	3,888	245,216

		595,230
HEALTH CARE EQUIPMENT & SUPPLIES — 1.37%
Becton Dickinson and Co.	16,544	2,777,903
Cooper Companies Inc. (The)	3,794	667,896
DENTSPLY SIRONA Inc.	18,250	1,050,652

Security	Shares	Value
Edwards Lifesciences Corp.[a]	16,452	$1,566,559
Hologic Inc.[a]	19,637	707,128
IDEXX Laboratories Inc.[a]	6,997	749,659
ResMed Inc.	10,993	657,052
Varian Medical Systems Inc.[a]	7,456	676,483

		8,853,332
HEALTH CARE PROVIDERS & SERVICES — 2.19%
AmerisourceBergen Corp.	14,287	1,004,662
Cardinal Health Inc.	25,301	1,737,926
Centene Corp.[a]	13,141	821,049
Cigna Corp.	19,929	2,368,163
Envision Healthcare Holdings Inc.[a]	14,464	286,098
HCA Holdings Inc.[a]	24,295	1,859,296
Henry Schein Inc.[a]	6,395	954,134
Humana Inc.	11,615	1,992,321
Laboratory Corp. of America Holdings[a]	7,972	999,210
MEDNAX Inc.[a]	7,332	449,085
Molina Healthcare Inc.[a]	3,061	166,549
Patterson Companies Inc.	6,490	277,188
Quest Diagnostics Inc.	11,045	899,505
Select Medical Holdings Corp.[a]	8,108	105,404
Team Health Holdings Inc.[a,b]	5,668	242,874

		14,163,464
HEALTH CARE TECHNOLOGY — 0.21%
Cerner Corp.[a]	23,631	1,384,304

		1,384,304
HOTELS, RESTAURANTS & LEISURE — 3.04%
Aramark	18,080	673,118
Choice Hotels International Inc.	2,827	136,968
Darden Restaurants Inc.	9,449	612,201
Hilton Worldwide Holdings Inc.	42,426	958,828
Jack in the Box Inc.	2,507	234,981
Marriott International Inc./MD Class A	25,784	1,771,361
McDonald’s Corp.	68,325	7,691,345
Royal Caribbean Cruises Ltd.	13,423	1,031,826
Starbucks Corp.	114,074	6,053,907
Vail Resorts Inc.	3,111	496,018

		19,660,553
HOUSEHOLD DURABLES — 0.54%
CSS Industries Inc.	665	16,691
Ethan Allen Interiors Inc.	1,926	59,128
Garmin Ltd.	8,747	423,005

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Security	Shares	Value
La-Z-Boy Inc.	3,844	$89,950
Meritage Homes Corp.[a]	2,929	90,652
Mohawk Industries Inc.[a]	4,912	905,282
Newell Brands Inc.	34,378	1,650,832
Tupperware Brands Corp.	3,902	232,247

		3,467,787
HOUSEHOLD PRODUCTS — 4.08%
Clorox Co. (The)	10,058	1,207,161
Colgate-Palmolive Co.	66,027	4,711,687
Kimberly-Clark Corp.	28,065	3,210,917
Procter & Gamble Co. (The)	198,985	17,271,898

		26,401,663
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	51,708	608,603
Ormat Technologies Inc.	2,838	136,877

		745,480
INDUSTRIAL CONGLOMERATES — 1.21%
3M Co.	47,205	7,802,986

		7,802,986
INSURANCE — 3.55%
Aflac Inc.	32,158	2,214,721
Allstate Corp. (The)	29,074	1,974,124
Chubb Ltd.	36,156	4,591,812
Hartford Financial Services Group Inc. (The)	30,598	1,349,678
Loews Corp.	22,335	961,075
Marsh & McLennan Companies Inc.	40,638	2,576,043
Principal Financial Group Inc.	22,572	1,232,431
Progressive Corp. (The)	45,304	1,427,529
Prudential Financial Inc.	34,444	2,920,507
Travelers Companies Inc. (The)	22,726	2,458,499
Willis Towers Watson PLC	10,221	1,286,824

		22,993,243
INTERNET & DIRECT MARKETING RETAIL — 0.69%
Blue Nile Inc.	879	30,703
HSN Inc.	2,628	99,076
Netflix Inc.[a]	33,342	4,163,416
NutriSystem Inc.	2,276	72,149
Shutterfly Inc.[a]	2,521	123,529

		4,488,873
INTERNET SOFTWARE & SERVICES — 6.26%
Alphabet Inc. Class Aa	22,855	18,510,265
Alphabet Inc. Class Ca	24,055	18,872,110

Security	Shares	Value
Rackspace Hosting Inc.[a]	7,759	$247,822
Yahoo! Inc.[a]	70,333	2,922,336

		40,552,533
IT SERVICES — 3.91%
Accenture PLC Class A	48,914	5,685,763
Automatic Data Processing Inc.	35,491	3,089,846
Cognizant Technology Solutions Corp. Class Aa	47,066	2,416,839
Convergys Corp.	7,455	217,686
FleetCor Technologies Inc.[a]	7,207	1,263,387
International Business Machines Corp.	70,973	10,907,840
Teradata Corp.[a]	10,028	270,355
Western Union Co. (The)	38,393	770,548
Xerox Corp.	67,524	659,710

		25,281,974
LEISURE PRODUCTS — 0.25%
Callaway Golf Co.	7,244	73,961
Hasbro Inc.	8,792	733,341
Mattel Inc.	26,603	838,793

		1,646,095
LIFE SCIENCES TOOLS & SERVICES — 1.34%
Agilent Technologies Inc.	25,514	1,111,645
Bio-Techne Corp.	2,870	298,451
Fluidigm Corp.[a,b]	2,001	9,265
Mettler-Toledo International Inc.[a]	2,095	846,548
PAREXEL International Corp.[a]	4,083	237,876
Quintiles IMS Holdings Inc.[a]	11,414	818,840
Thermo Fisher Scientific Inc.	30,627	4,503,088
Waters Corp.[a]	6,309	877,834

		8,703,547
MACHINERY — 3.03%
AGCO Corp.	5,099	260,457
Caterpillar Inc.	45,467	3,794,676
CLARCOR Inc.	3,756	233,661
Cummins Inc.	12,569	1,606,569
Deere & Co.	20,848	1,840,878
Dover Corp.	12,121	810,774
Flowserve Corp.	10,051	425,660
Graco Inc.	4,289	321,246
Illinois Tool Works Inc.	25,204	2,862,418
Ingersoll-Rand PLC	20,009	1,346,406
Lincoln Electric Holdings Inc.	4,777	314,470
Meritor Inc.[a]	6,716	69,040

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Security	Shares	Value
Middleby Corp. (The)[a]	4,526	$507,410
Parker-Hannifin Corp.	10,468	1,284,947
Snap-on Inc.	4,560	702,696
Stanley Black & Decker Inc.	11,670	1,328,513
Tennant Co.	1,298	81,709
Timken Co. (The)	5,494	181,577
WABCO Holdings Inc.[a]	4,121	405,754
Wabtec Corp./DE	7,079	547,277
Xylem Inc./NY	14,018	677,490

		19,603,628
MEDIA — 3.82%
Charter Communications Inc. Class Aa	16,595	4,146,925
Discovery Communications Inc. Class Aa,b	11,586	302,510
Discovery Communications Inc. Class C NVS[a]	18,217	457,429
John Wiley & Sons Inc. Class A	3,529	182,096
Liberty Global PLC Series Aa	22,303	727,078
Liberty Global PLC Series C NVS[a]	48,313	1,536,353
Liberty Global PLC LiLAC Class Ca	8,376	231,513
New York Times Co. (The) Class A	9,859	107,463
Scholastic Corp.	2,012	76,959
Scripps Networks Interactive Inc. Class A	6,236	401,349
Time Warner Inc.	61,203	5,446,455
Walt Disney Co. (The)	119,952	11,118,351

		24,734,481
METALS & MINING — 0.22%
Compass Minerals International Inc.	2,612	187,672
Nucor Corp.	24,742	1,208,647
Schnitzer Steel Industries Inc. Class A	2,031	49,049

		1,445,368
MULTI-UTILITIES — 1.01%
Avista Corp.	4,881	202,073
CenterPoint Energy Inc.	32,053	730,808
CMS Energy Corp.	21,856	921,231
Consolidated Edison Inc.	23,529	1,777,616
MDU Resources Group Inc.	14,335	375,720
NiSource Inc.	25,246	587,222
Sempra Energy	18,416	1,972,354

		6,567,024
MULTILINE RETAIL — 0.18%
Kohl’s Corp.	14,522	635,338
Nordstrom Inc.	10,222	531,544

		1,166,882

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.49%
Clean Energy Fuels Corp.[a]	6,903	$28,371
ConocoPhillips	96,394	4,188,319
Denbury Resources Inc.[a]	27,093	64,752
Devon Energy Corp.	36,630	1,387,911
Energen Corp.	7,485	375,223
EOG Resources Inc.	42,849	3,874,407
EQT Corp.	13,484	889,944
Hess Corp.	22,181	1,064,023
Marathon Oil Corp.	66,055	870,605
Marathon Petroleum Corp.	41,148	1,793,641
Noble Energy Inc.	33,455	1,153,194
Occidental Petroleum Corp.	59,443	4,333,989
ONEOK Inc.	16,440	796,189
Phillips 66	36,867	2,991,757
Pioneer Natural Resources Co.	12,759	2,284,116
QEP Resources Inc.	18,263	293,487
Southwestern Energy Co.[a]	36,906	383,453
Spectra Energy Corp.	54,515	2,279,272

		29,052,653
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	4,831	173,674

		173,674
PERSONAL PRODUCTS — 0.27%
Avon Products Inc.	33,644	220,368
Estee Lauder Companies Inc. (The) Class A	17,292	1,506,652

		1,727,020
PHARMACEUTICALS — 3.33%
Bristol-Myers Squibb Co.	129,944	6,615,449
Jazz Pharmaceuticals PLC[a]	4,746	519,545
Merck & Co. Inc.	215,419	12,649,404
Zoetis Inc.	36,614	1,750,149

		21,534,547
PROFESSIONAL SERVICES — 0.45%
CEB Inc.	2,483	120,798
Dun & Bradstreet Corp. (The)	2,796	349,081
Exponent Inc.	1,986	113,698
Heidrick & Struggles International Inc.	1,344	24,864
ICF International Inc.[a]	1,424	66,074
IHS Markit Ltd.[a]	27,958	1,028,575
Kelly Services Inc. Class A	2,415	45,233
ManpowerGroup Inc.	5,508	423,014

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Security	Shares	Value
Navigant Consulting Inc.[a]	3,669	$85,855
On Assignment Inc.[a]	3,914	134,681
Resources Connection Inc.	2,857	42,426
Robert Half International Inc.	10,120	378,690
RPX Corp.[a]	3,982	38,864
TrueBlue Inc.[a]	3,259	57,033

		2,908,886
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Group Inc. Class Aa	23,685	610,125
Jones Lang LaSalle Inc.	3,480	337,038
Realogy Holdings Corp.	11,257	257,673

		1,204,836
ROAD & RAIL — 0.95%
ArcBest Corp.	1,879	37,392
Avis Budget Group Inc.[a]	6,568	212,541
CSX Corp.	74,242	2,265,123
Genesee & Wyoming Inc. Class Aa	4,409	299,547
Hertz Global Holdings Inc.[a]	5,627	186,535
Kansas City Southern	8,434	740,168
Norfolk Southern Corp.	23,076	2,146,068
Ryder System Inc.	4,131	286,650

		6,174,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.50%
Advanced Micro Devices Inc.[a]	59,215	428,124
Analog Devices Inc.	23,881	1,530,772
Applied Materials Inc.	84,946	2,470,230
Intel Corp.	367,484	12,814,167
Lam Research Corp.	12,419	1,202,904
Microchip Technology Inc.[b]	16,733	1,013,183
NVIDIA Corp.	41,603	2,960,469
Skyworks Solutions Inc.	14,823	1,140,482
SunPower Corp.[a,b]	4,758	34,448
Texas Instruments Inc.	78,110	5,534,094

		29,128,873
SOFTWARE — 9.26%
Adobe Systems Inc.[a]	38,944	4,186,869
ANSYS Inc.[a]	6,905	630,772
Autodesk Inc.[a]	15,746	1,138,121
CA Inc.	24,426	750,855
Citrix Systems Inc.[a]	12,082	1,024,554
Intuit Inc.	18,967	2,062,472
Microsoft Corp.	581,133	34,821,489
NetSuite Inc.[a]	3,135	291,931

Security	Shares	Value
Oracle Corp.	242,222	$9,306,169
salesforce.com inc.[a]	50,130	3,767,771
Symantec Corp.	47,684	1,193,531
Workday Inc. Class Aa,b	9,227	799,796

		59,974,330
SPECIALTY RETAIL — 1.78%
AutoNation Inc.[a]	5,571	244,400
Best Buy Co. Inc.	22,776	886,214
Buckle Inc. (The)[b]	2,209	46,058
Caleres Inc.	3,362	84,084
CarMax Inc.[a,b]	15,145	756,341
Foot Locker Inc.	10,657	711,568
GameStop Corp. Class A	8,035	193,242
Gap Inc. (The)	18,422	508,263
Lowe’s Companies Inc.	68,950	4,595,517
Office Depot Inc.	40,284	126,895
Pier 1 Imports Inc.	6,458	27,834
Signet Jewelers Ltd.	5,747	467,001
Staples Inc.	49,711	367,861
Tiffany & Co.	9,868	724,509
Tractor Supply Co.	10,416	652,354
Ulta Salon Cosmetics & Fragrance Inc.[a]	4,631	1,126,907

		11,519,048
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.34%
HP Inc.	134,912	1,954,875
Lexmark International Inc. Class A	4,897	194,362
Super Micro Computer Inc.[a]	2,955	70,033

		2,219,270
TEXTILES, APPAREL & LUXURY GOODS — 1.48%
Columbia Sportswear Co.	2,142	121,323
Deckers Outdoor Corp.[a]	2,343	122,281
Hanesbrands Inc.	29,551	759,461
Michael Kors Holdings Ltd.[a]	13,836	702,592
NIKE Inc. Class B	103,563	5,196,791
PVH Corp.	6,341	678,360
Under Armour Inc. Class Aa,b	14,128	439,381
VF Corp.	25,914	1,404,798
Wolverine World Wide Inc.	7,686	164,096

		9,589,083
THRIFTS & MORTGAGE FINANCE — 0.09%
New York Community Bancorp. Inc.	38,270	549,557
PHH Corp.[a]	4,132	59,997

		609,554

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Air Lease Corp.	7,538	$228,100
Applied Industrial Technologies Inc.	2,868	145,694
Fastenal Co.	22,555	879,194
H&E Equipment Services Inc.	2,468	34,429
United Rentals Inc.[a]	6,954	526,140
WW Grainger Inc.[b]	4,545	945,905

		2,759,462
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	13,860	1,026,194

		1,026,194
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Sprint Corp.[a,b]	61,360	377,977

		377,977

TOTAL COMMON STOCKS (Cost: $569,627,356)		646,798,406

SHORT-TERM INVESTMENTS — 1.19%

MONEY MARKET FUNDS — 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	6,995,355	6,996,055
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	740,771	740,771

		7,736,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,736,219)		7,736,826

Value
TOTAL INVESTMENTS IN SECURITIES — 101.11% (Cost: $577,363,575)[g]	$654,535,232
Other Assets, Less Liabilities — (1.11)%	(7,211,627)

NET ASSETS — 100.00%	$647,323,605

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $584,131,712. Net unrealized appreciation was $70,403,520, of which $90,184,382 represented gross unrealized appreciation on securities and $19,780,862 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	7,496	2,431	(375)	9,552	$3,259,524	$37,709	$31,432
PNC Financial Services Group Inc. (The)	30,943	9,998	(2,055)	38,886	3,717,501	38,425	17,053

					$6,977,025	$76,134	$48,485

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$646,798,406	$—	$—	$646,798,406
Money market funds	7,736,826	—	—	7,736,826

Total	$654,535,232	$—	$—	$654,535,232

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.40%
Rockwell Collins Inc.	69,553	$5,864,709

		5,864,709
AIR FREIGHT & LOGISTICS — 1.13%
Expeditors International of Washington Inc.	70,787	3,643,407
United Parcel Service Inc. Class B	10,086	1,086,867

		4,730,274
AUTOMOBILES — 0.52%
Tesla Motors Inc.[a,b]	11,091	2,193,023

		2,193,023
BANKS — 0.91%
Comerica Inc.	9,567	498,345
PNC Financial Services Group Inc. (The)[c]	5,138	491,193
Signature Bank/New York NYa	23,577	2,842,443

		3,831,981
BEVERAGES — 2.94%
Coca-Cola Co. (The)	109,763	4,653,951
PepsiCo Inc.	71,630	7,678,736

		12,332,687
BIOTECHNOLOGY — 2.01%
AbbVie Inc.	7,960	444,009
Biogen Inc.[a]	7,071	1,981,153
Celgene Corp.[a]	22,103	2,258,484
Gilead Sciences Inc.	32,455	2,389,662
Vertex Pharmaceuticals Inc.[a]	18,029	1,367,680

		8,440,988
BUILDING PRODUCTS — 0.48%
Johnson Controls International PLC	25,935	1,045,699
Masco Corp.	31,045	958,670

		2,004,369
CAPITAL MARKETS — 5.89%
Bank of New York Mellon Corp. (The)	19,804	856,919
BlackRock Inc.[c]	25,574	8,726,872
Franklin Resources Inc.	62,077	2,089,512
Northern Trust Corp.	103,997	7,531,463
State Street Corp.	68,161	4,785,584
T Rowe Price Group Inc.	11,056	707,694

		24,698,044
CHEMICALS — 3.85%
Ecolab Inc.	114,778	13,104,204

Security	Shares	Value
International Flavors & Fragrances Inc.	23,206	$3,034,881

		16,139,085
COMMUNICATIONS EQUIPMENT — 2.24%
Cisco Systems Inc.	242,763	7,447,969
Motorola Solutions Inc.	26,800	1,945,144

		9,393,113
CONSUMER FINANCE — 1.03%
American Express Co.	65,108	4,324,473

		4,324,473
CONTAINERS & PACKAGING — 0.99%
Ball Corp.	53,856	4,150,682

		4,150,682
DISTRIBUTORS — 0.29%
LKQ Corp.[a]	37,782	1,219,603

		1,219,603
ELECTRIC UTILITIES — 0.94%
Edison International	13,141	965,601
Eversource Energy	53,999	2,973,185

		3,938,786
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Corning Inc.	42,855	973,237
TE Connectivity Ltd.	23,773	1,494,609

		2,467,846
ENERGY EQUIPMENT & SERVICES — 1.23%
Baker Hughes Inc.	33,901	1,878,115
Core Laboratories NV	5,508	534,111
FMC Technologies Inc.[a]	32,520	1,049,420
National Oilwell Varco Inc.	13,381	429,530
Schlumberger Ltd.	16,341	1,278,357

		5,169,533
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.02%
American Tower Corp.	25,469	2,984,712
HCP Inc.[b]	33,998	1,164,432
Liberty Property Trust	132,663	5,363,565
Prologis Inc.	140,380	7,322,221

		16,834,930
FOOD & STAPLES RETAILING — 0.15%
Whole Foods Market Inc.	21,616	611,517

		611,517

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2016

Security	Shares	Value
FOOD PRODUCTS — 5.76%
Bunge Ltd.	59,648	$3,698,773
Campbell Soup Co.	64,300	3,494,062
General Mills Inc.	85,897	5,323,896
Kellogg Co.	134,845	10,130,905
Mondelez International Inc. Class A	33,594	1,509,714

		24,157,350
HEALTH CARE PROVIDERS & SERVICES — 6.58%
AmerisourceBergen Corp.	33,388	2,347,844
Cardinal Health Inc.	103,662	7,120,543
Henry Schein Inc.[a]	73,842	11,017,226
Patterson Companies Inc.	154,608	6,603,308
Quest Diagnostics Inc.	5,957	485,138

		27,574,059
HOTELS, RESTAURANTS & LEISURE — 0.97%
Hilton Worldwide Holdings Inc.	31,887	720,646
Marriott International Inc./MD Class A	48,934	3,361,766

		4,082,412
HOUSEHOLD DURABLES — 0.50%
Newell Brands Inc.	43,969	2,111,391

		2,111,391
HOUSEHOLD PRODUCTS — 3.33%
Clorox Co. (The)	40,925	4,911,819
Kimberly-Clark Corp.	21,735	2,486,701
Procter & Gamble Co. (The)	75,643	6,565,812

		13,964,332
INDUSTRIAL CONGLOMERATES — 4.42%
3M Co.	112,203	18,547,156

		18,547,156
INSURANCE — 1.92%
Chubb Ltd.	15,068	1,913,636
Marsh & McLennan Companies Inc.	97,054	6,152,253

		8,065,889
INTERNET & DIRECT MARKETING RETAIL — 0.49%
Amazon.com Inc.[a]	1,321	1,043,352
Netflix Inc.[a]	7,991	997,836

		2,041,188
INTERNET SOFTWARE & SERVICES — 2.53%
Alphabet Inc. Class Aa	11,907	9,643,480
Facebook Inc. Class Aa	7,374	965,920

		10,609,400
IT SERVICES — 4.42%
Accenture PLC Class A	111,935	13,011,324

Security	Shares	Value
International Business Machines Corp.	35,966	$5,527,615

		18,538,939
LEISURE PRODUCTS — 0.21%
Mattel Inc.	27,917	880,223

		880,223
LIFE SCIENCES TOOLS & SERVICES — 3.72%
Agilent Technologies Inc.	147,437	6,423,830
Mettler-Toledo International Inc.[a]	5,952	2,405,084
Waters Corp.[a]	48,614	6,764,152

		15,593,066
MACHINERY — 3.93%
Caterpillar Inc.	53,796	4,489,814
Cummins Inc.	66,443	8,492,744
Ingersoll-Rand PLC	19,885	1,338,062
Parker-Hannifin Corp.	4,109	504,380
Xylem Inc./NY	33,897	1,638,242

		16,463,242
MEDIA — 2.40%
Charter Communications Inc. Class Aa	6,709	1,676,512
Liberty Global PLC Series Aa	15,960	520,296
Scripps Networks Interactive Inc. Class A	14,901	959,028
Time Warner Inc.	18,520	1,648,095
Walt Disney Co. (The)	56,809	5,265,626

		10,069,557
MULTI-UTILITIES — 1.34%
Sempra Energy	52,451	5,617,502

		5,617,502
MULTILINE RETAIL — 0.14%
Nordstrom Inc.	11,039	574,028

		574,028
OIL, GAS & CONSUMABLE FUELS — 2.94%
ConocoPhillips	58,177	2,527,791
Hess Corp.	52,813	2,533,439
Marathon Oil Corp.	47,793	629,912
Noble Energy Inc.	18,104	624,045
Phillips 66	11,913	966,740
Spectra Energy Corp.	121,061	5,061,560

		12,343,487
PHARMACEUTICALS — 2.32%
Merck & Co. Inc.	125,935	7,394,903
Zoetis Inc.	48,832	2,334,170

		9,729,073

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.76%
CBRE Group Inc. Class Aa	122,914	$3,166,265

		3,166,265
ROAD & RAIL — 1.13%
CSX Corp.	16,059	489,960
Norfolk Southern Corp.	45,569	4,237,917

		4,727,877
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.72%
Applied Materials Inc.	71,162	2,069,391
Intel Corp.	179,477	6,258,363
Texas Instruments Inc.	43,340	3,070,639

		11,398,393
SOFTWARE — 7.22%
Autodesk Inc.[a]	29,722	2,148,306
CA Inc.	59,823	1,838,959
Microsoft Corp.	298,237	17,870,361
Oracle Corp.	132,627	5,095,529
salesforce.com inc.[a]	20,351	1,529,581
Symantec Corp.	71,222	1,782,687

		30,265,423
SPECIALTY RETAIL — 2.11%
Best Buy Co. Inc.	55,081	2,143,202
Gap Inc. (The)	23,721	654,462
Signet Jewelers Ltd.	12,238	994,460
Tiffany & Co.	68,881	5,057,243

		8,849,367
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.00%
Apple Inc.	134,329	15,251,715
Hewlett Packard Enterprise Co.	154,955	3,481,839
HP Inc.	153,257	2,220,694

		20,954,248
TEXTILES, APPAREL & LUXURY GOODS — 2.28%
Hanesbrands Inc.	46,295	1,189,781
NIKE Inc. Class B	129,687	6,507,694
PVH Corp.	13,586	1,453,430
VF Corp.	7,747	419,965

		9,570,870
TRADING COMPANIES & DISTRIBUTORS — 0.15%
WW Grainger Inc.	2,928	609,375

		609,375

TOTAL COMMON STOCKS (Cost: $367,980,868)		418,849,755

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	1,342,587	$1,342,721
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	702,165	702,165

		2,044,886

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,044,871)		2,044,886

TOTAL INVESTMENTS IN SECURITIES — 100.39% (Cost: $370,025,739)[g]		420,894,641
Other Assets, Less Liabilities — (0.39)%		(1,655,324)

NET ASSETS — 100.00%		$419,239,317

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $373,511,555. Net unrealized appreciation was $47,383,086, of which $59,237,519 represented gross unrealized appreciation on securities and $11,854,433 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	13,444	12,774	(644)	25,574	$8,726,872	$75,984	$22,216
PNC Financial Services Group Inc. (The)	—	5,194	(56)	5,138	491,193	5,183	(164)

					$9,218,065	$81,167	$22,052

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$418,849,755	$—	$—	$418,849,755
Money market funds	2,044,886	—	—	2,044,886

Total	$420,894,641	$—	$—	$420,894,641

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2016

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

ASSETS
Investments, at cost:
Unaffiliated	$488,184,182	$617,251,631	$821,006,626
Affiliated (Note 2)	3,585,235	16,476,673	25,775,988

Total cost of investments	$491,769,417	$633,728,304	$846,782,614

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$406,365,102	$592,482,043	$818,227,403
Affiliated (Note 2)	3,585,568	16,478,094	25,778,048

Total fair value of investments	409,950,670	608,960,137	844,005,451
Receivables:
Investment securities sold	2,038,337	10,309,968	—
Dividends and interest	339,359	2,176,284	337,785

Total Assets	412,328,366	621,446,389	844,343,236

LIABILITIES
Payables:
Investment securities purchased	2,105,494	11,515,679	—
Collateral for securities on loan (Note 1)	3,334,132	16,046,682	24,575,840
Capital shares redeemed	3,851	—	35,866
Investment advisory fees (Note 2)	168,906	232,275	323,995

Total Liabilities	5,612,383	27,794,636	24,935,701

NET ASSETS	$406,715,983	$593,651,753	$819,407,535

Net assets consist of:
Paid-in capital	$602,125,156	$587,084,893	$828,022,615
Undistributed net investment income	1,016,137	1,329,181	306,967
Undistributed net realized gain (accumulated net realized loss)	(114,606,563)	30,005,846	(6,144,884)
Net unrealized depreciation	(81,818,747)	(24,768,167)	(2,777,163)

NET ASSETS	$406,715,983	$593,651,753	$819,407,535

Shares outstanding[b]	5,250,000	5,300,000	5,700,000

Net asset value per share	$77.47	$112.01	$143.76

[a]	Securities on loan with values of $3,259,301, $15,695,832 and $24,026,275, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2016

	iShares U.S. Financial Services ETF	iShares U.S. Financials ETF	iShares U.S. Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$830,163,021	$1,602,129,634	$864,531,277
Affiliated (Note 2)	34,843,634	65,116,469	6,170,315

Total cost of investments	$865,006,655	$1,667,246,103	$870,701,592

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$798,781,468	$1,511,428,695	$837,049,385
Affiliated (Note 2)	34,607,061	64,309,252	6,170,699

Total fair value of investments	833,388,529	1,575,737,947	843,220,084
Cash	—	102,685	—
Receivables:
Investment securities sold	—	—	11,446,312
Dividends and interest	536,893	1,053,520	1,140,243
Capital shares sold	245,922	85,652	—

Total Assets	834,171,344	1,576,979,804	855,806,639

LIABILITIES
Payables:
Investment securities purchased	—	—	12,202,073
Collateral for securities on loan (Note 1)	320,611	28,184,254	5,520,277
Capital shares redeemed	—	171,304	11,451
Investment advisory fees (Note 2)	296,309	576,608	325,067

Total Liabilities	616,920	28,932,166	18,058,868

NET ASSETS	$833,554,424	$1,548,047,638	$837,747,771

Net assets consist of:
Paid-in capital	$974,430,443	$1,739,513,381	$865,756,316
Undistributed net investment income	1,178,409	68,610	940,334
Accumulated net realized loss	(110,436,302)	(100,026,197)	(1,467,371)
Net unrealized depreciation	(31,618,126)	(91,508,156)	(27,481,508)

NET ASSETS	$833,554,424	$1,548,047,638	$837,747,771

Shares outstanding[b]	9,250,000	17,150,000	7,500,000

Net asset value per share	$90.11	$90.27	$111.70

[a]	Securities on loan with values of $313,932, $27,569,731 and $5,376,906, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2016

	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments, at cost:
Unaffiliated	$563,836,551	$358,434,621
Affiliated (Note 2)	13,527,024	11,591,118

Total cost of investments	$577,363,575	$370,025,739

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$639,821,381	$409,631,690
Affiliated (Note 2)	14,713,851	11,262,951

Total fair value of investments	654,535,232	420,894,641
Receivables:
Investment securities sold	330,240	117,406
Dividends and interest	1,084,741	519,439

Total Assets	655,950,213	421,531,486

LIABILITIES
Payables:
Investment securities purchased	1,362,654	769,973
Collateral for securities on loan (Note 1)	6,995,378	1,342,591
Investment advisory fees (Note 2)	268,576	179,605

Total Liabilities	8,626,608	2,292,169

NET ASSETS	$647,323,605	$419,239,317

Net assets consist of:
Paid-in capital	$577,898,756	$367,848,209
Undistributed net investment income	1,076,823	696,924
Accumulated net realized loss	(8,823,631)	(174,718)
Net unrealized appreciation	77,171,657	50,868,902

NET ASSETS	$647,323,605	$419,239,317

Shares outstanding[b]	8,250,000	4,750,000

Net asset value per share	$78.46	$88.26

[a]	Securities on loan with values of $6,837,291 and $1,313,669, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,985,496	$9,427,403	$6,363,683
Dividends — affiliated (Note 2)	684	1,092	1,321
Securities lending income — affiliated — net (Note 2)	15,763	326,793	58,542

Total investment income	6,001,943	9,755,288	6,423,546

EXPENSES
Investment advisory fees (Note 2)	1,217,952	1,753,362	2,006,145

Total expenses	1,217,952	1,753,362	2,006,145

Net investment income	4,783,991	8,001,926	4,417,401

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,323,312)	(4,174,510)	(7,782,416)
Investments — affiliated (Note 2)	152	248	1,543
In-kind redemptions — unaffiliated	20,707,652	50,152,843	31,881,261
Realized gain distributions from affiliated funds	1	—	—

Net realized gain	384,493	45,978,581	24,100,388

Net change in unrealized appreciation/depreciation	(346,522)	(39,789,964)	(27,615,753)

Net realized and unrealized gain (loss)	37,971	6,188,617	(3,515,365)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,821,962	$14,190,543	$902,036

[a]	Net of foreign withholding tax of $ —, $ — and $417, respectively.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares U.S. Financial Services ETF	iShares U.S. Financials ETF	iShares U.S. Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,933,129	$13,659,920	$8,372,121
Dividends — affiliated (Note 2)	332,407	379,259	1,603
Securities lending income — affiliated — net (Note 2)	5,145	34,809	104,102

Total investment income	6,270,681	14,073,988	8,477,826

EXPENSES
Investment advisory fees (Note 2)	1,396,784	2,894,798	1,828,119

Total expenses	1,396,784	2,894,798	1,828,119

Net investment income	4,873,897	11,179,190	6,649,707

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,125,263)	(8,823,471)	(3,507,879)
Investments — affiliated (Note 2)	(29,858)	(71,600)	255
In-kind redemptions — unaffiliated	(220,878)	16,840,480	24,109,133
In-kind redemptions — affiliated (Note 2)	102,883	(197,093)	—
Realized gain distributions from affiliated funds	1	2	1

Net realized gain (loss)	(3,273,115)	7,748,318	20,601,510

Net change in unrealized appreciation/depreciation	34,274,199	28,817,753	(2,167,927)

Net realized and unrealized gain	31,001,084	36,566,071	18,433,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,874,981	$47,745,261	$25,083,290

[a]	Net of foreign withholding tax of $862, $1,088 and $661, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,059,930	$4,150,482
Dividends — affiliated (Note 2)	77,023	81,946
Securities lending income — affiliated — net (Note 2)	71,537	78,198

Total investment income	6,208,490	4,310,626

EXPENSES
Investment advisory fees (Note 2)	1,441,175	1,006,861

Total expenses	1,441,175	1,006,861

Net investment income	4,767,315	3,303,765

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	381,087	(243,097)
Investments — affiliated (Note 2)	(6,629)	(2,849)
In-kind redemptions — unaffiliated	5,781,190	14,305,664
In-kind redemptions — affiliated (Note 2)	55,184	25,015
Realized gain distributions from affiliated funds	1	1

Net realized gain	6,210,833	14,084,734

Net change in unrealized appreciation/depreciation	4,882,414	(1,429,991)

Net realized and unrealized gain	11,093,247	12,654,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,860,562	$15,958,508

[a]	Net of foreign withholding tax of $710 and $877, respectively.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,783,991	$7,306,256	$8,001,926	$15,460,006
Net realized gain (loss)	384,493	(57,685,145)	45,978,581	73,771,917
Net change in unrealized appreciation/depreciation	(346,522)	17,530,716	(39,789,964)	(25,954,748)

Net increase (decrease) in net assets resulting from operations	4,821,962	(32,848,173)	14,190,543	63,277,175

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,542,673)	(7,139,124)	(8,416,256)	(15,201,572)

Total distributions to shareholders	(4,542,673)	(7,139,124)	(8,416,256)	(15,201,572)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	120,004,152	314,783,107	111,080,247	696,410,406
Cost of shares redeemed	(264,850,303)	(218,392,540)	(475,072,109)	(571,027,855)

Net increase (decrease) in net assets from capital share transactions	(144,846,151)	96,390,567	(363,991,862)	125,382,551

INCREASE (DECREASE) IN NET ASSETS	(144,566,862)	56,403,270	(358,217,575)	173,458,154

NET ASSETS
Beginning of period	551,282,845	494,879,575	951,869,328	778,411,174

End of period	$406,715,983	$551,282,845	$593,651,753	$951,869,328

Undistributed net investment income included in net assets at end of period	$1,016,137	$774,819	$1,329,181	$1,743,511

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	4,300,000	950,000	6,500,000
Shares redeemed	(3,400,000)	(3,050,000)	(4,150,000)	(5,400,000)

Net increase (decrease) in shares outstanding	(1,850,000)	1,250,000	(3,200,000)	1,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Consumer Services ETF		iShares U.S. Financial Services ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,417,401	$10,166,229	$4,873,897	$10,649,933
Net realized gain (loss)	24,100,388	68,368,903	(3,273,115)	38,570,180
Net change in unrealized appreciation/depreciation	(27,615,753)	(67,273,747)	34,274,199	(123,211,950)

Net increase (decrease) in net assets resulting from operations	902,036	11,261,385	35,874,981	(73,991,837)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,596,752)	(10,136,926)	(4,517,243)	(10,698,471)

Total distributions to shareholders	(4,596,752)	(10,136,926)	(4,517,243)	(10,698,471)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,860,279	246,435,482	338,887,303	653,302,434
Cost of shares redeemed	(194,635,055)	(342,955,499)	(104,350,559)	(565,323,910)

Net increase (decrease) in net assets from capital share transactions	(136,774,776)	(96,520,017)	234,536,744	87,978,524

INCREASE (DECREASE) IN NET ASSETS	(140,469,492)	(95,395,558)	265,894,482	3,288,216

NET ASSETS
Beginning of period	959,877,027	1,055,272,585	567,659,942	564,371,726

End of period	$819,407,535	$959,877,027	$833,554,424	$567,659,942

Undistributed net investment income included in net assets at end of period	$306,967	$486,318	$1,178,409	$821,755

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,700,000	3,850,000	7,050,000
Shares redeemed	(1,350,000)	(2,450,000)	(1,250,000)	(6,600,000)

Net increase (decrease) in shares outstanding	(950,000)	(750,000)	2,600,000	450,000

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Financials ETF		iShares U.S. Industrials ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,179,190	$23,201,864	$6,649,707	$9,705,778
Net realized gain (loss)	7,748,318	(35,967,515)	20,601,510	(8,897,904)
Net change in unrealized appreciation/depreciation	28,817,753	(62,316,897)	(2,167,927)	6,372,478

Net increase (decrease) in net assets resulting from operations	47,745,261	(75,082,548)	25,083,290	7,180,352

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,191,582)	(25,797,288)	(5,752,247)	(9,662,904)

Total distributions to shareholders	(11,191,582)	(25,797,288)	(5,752,247)	(9,662,904)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	922,639,563	1,547,422,376	262,464,123	259,067,218
Cost of shares redeemed	(584,440,559)	(1,436,661,278)	(177,464,557)	(441,021,410)

Net increase (decrease) in net assets from capital share transactions	338,199,004	110,761,098	84,999,566	(181,954,192)

INCREASE (DECREASE) IN NET ASSETS	374,752,683	9,881,262	104,330,609	(184,436,744)

NET ASSETS
Beginning of period	1,173,294,955	1,163,413,693	733,417,162	917,853,906

End of period	$1,548,047,638	$1,173,294,955	$837,747,771	$733,417,162

Undistributed net investment income included in net assets at end of period	$68,610	$81,002	$940,334	$42,874

SHARES ISSUED AND REDEEMED
Shares sold	10,350,000	17,350,000	2,350,000	2,450,000
Shares redeemed	(6,700,000)	(16,950,000)	(1,600,000)	(4,250,000)

Net increase (decrease) in shares outstanding	3,650,000	400,000	750,000	(1,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI KLD 400 Social ETF		iShares MSCI USA ESG Select ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,767,315	$7,178,063	$3,303,765	$5,376,610
Net realized gain	6,210,833	7,067,540	14,084,734	13,615,604
Net change in unrealized appreciation/depreciation	4,882,414	(11,769,764)	(1,429,991)	(17,384,644)

Net increase in net assets resulting from operations	15,860,562	2,475,839	15,958,508	1,607,570

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,863,897)	(7,482,505)	(2,808,955)	(5,328,373)

Total distributions to shareholders	(3,863,897)	(7,482,505)	(2,808,955)	(5,328,373)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	153,883,194	120,926,426	88,138,039	80,059,618
Cost of shares redeemed	(19,233,547)	(46,945,966)	(39,559,059)	(47,104,740)

Net increase in net assets from capital share transactions	134,649,647	73,980,460	48,578,980	32,954,878

INCREASE IN NET ASSETS	146,646,312	68,973,794	61,728,533	29,234,075

NET ASSETS
Beginning of period	500,677,293	431,703,499	357,510,784	328,276,709

End of period	$647,323,605	$500,677,293	$419,239,317	$357,510,784

Undistributed net investment income included in net assets at end of period	$1,076,823	$173,405	$696,924	$202,114

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	1,600,000	1,000,000	950,000
Shares redeemed	(250,000)	(650,000)	(450,000)	(550,000)

Net increase in shares outstanding	1,700,000	950,000	550,000	400,000

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$77.65	$84.59	$83.92	$69.93	$69.97	$84.01

Income from investment operations:
Net investment income[a]	0.69	1.39	1.34	1.49	1.51	1.18
Net realized and unrealized gain (loss)[b]	(0.23)	(6.93)	0.82	13.89	(0.12)	(13.75)

Total from investment operations	0.46	(5.54)	2.16	15.38	1.39	(12.57)

Less distributions from:
Net investment income	(0.64)	(1.40)	(1.49)	(1.39)	(1.43)	(1.47)

Total distributions	(0.64)	(1.40)	(1.49)	(1.39)	(1.43)	(1.47)

Net asset value, end of period	$77.47	$77.65	$84.59	$83.92	$69.93	$69.97

Total return	0.60%[c]	(6.42)%	2.58%	22.27%	2.06%	(14.85)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$406,716	$551,283	$494,880	$939,881	$506,979	$594,714
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	1.74%	1.88%	1.57%	1.94%	2.23%	1.66%
Portfolio turnover rate[e]	8%	13%	7%	16%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$111.98	$105.19	$96.90	$87.54	$73.95	$69.19

Income from investment operations:
Net investment income[a]	1.17	2.31	2.03	1.81	1.70	1.51
Net realized and unrealized gain[b]	0.21	6.90	8.23	9.37	13.60	4.67

Total from investment operations	1.38	9.21	10.26	11.18	15.30	6.18

Less distributions from:
Net investment income	(1.35)	(2.42)	(1.97)	(1.82)	(1.71)	(1.42)

Total distributions	(1.35)	(2.42)	(1.97)	(1.82)	(1.71)	(1.42)

Net asset value, end of period	$112.01	$111.98	$105.19	$96.90	$87.54	$73.95

Total return	1.21%[c]	8.88%	10.66%	12.92%	21.06%	9.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$593,652	$951,869	$778,411	$460,252	$494,612	$414,113
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	2.03%	2.15%	1.98%	1.97%	2.22%	2.20%
Portfolio turnover rate[e]	5%	4%	4%	9%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$144.34	$142.60	$118.79	$99.99	$81.99	$73.56

Income from investment operations:
Net investment income[a]	0.72	1.42	1.44	1.08	1.30	0.86
Net realized and unrealized gain (loss)[b]	(0.55)	1.74	23.64	18.72	18.02	8.40

Total from investment operations	0.17	3.16	25.08	19.80	19.32	9.26

Less distributions from:
Net investment income	(0.75)	(1.42)	(1.27)	(1.00)	(1.32)	(0.83)

Total distributions	(0.75)	(1.42)	(1.27)	(1.00)	(1.32)	(0.83)

Net asset value, end of period	$143.76	$144.34	$142.60	$118.79	$99.99	$81.99

Total return	0.12%[c]	2.23%	21.19%	19.85%	23.82%	12.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$819,408	$959,877	$1,055,273	$421,694	$379,975	$315,642
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	0.98%	0.99%	1.08%	0.96%	1.50%	1.19%
Portfolio turnover rate[e]	5%	9%	8%	5%	9%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST
(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$85.36	$91.03	$81.22	$66.98	$55.38	$58.07

Income from investment operations:
Net investment income[a]	0.67	1.28	1.15	0.94	0.84	0.64
Net realized and unrealized gain (loss)[b]	4.67	(5.66)	9.77	14.22	11.60	(2.71)

Total from investment operations	5.34	(4.38)	10.92	15.16	12.44	(2.07)

Less distributions from:
Net investment income	(0.59)	(1.29)	(1.11)	(0.92)	(0.84)	(0.62)

Total distributions	(0.59)	(1.29)	(1.11)	(0.92)	(0.84)	(0.62)

Net asset value, end of period	$90.11	$85.36	$91.03	$81.22	$66.98	$55.38

Total return	6.30%[c]	(4.85)%	13.50%	22.68%	22.74%	(3.40)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$833,554	$567,660	$564,372	$592,917	$428,658	$310,107
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	1.55%	1.44%	1.32%	1.20%	1.43%	1.27%
Portfolio turnover rate[e]	2%	5%	3%	4%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$86.91	$88.81	$80.39	$69.55	$57.76	$59.55

Income from investment operations:
Net investment income[a]	0.77	1.44	1.27	1.15	1.06	0.85
Net realized and unrealized gain (loss)[b]	3.30	(1.81)	8.46	10.84	11.76	(1.78)

Total from investment operations	4.07	(0.37)	9.73	11.99	12.82	(0.93)

Less distributions from:
Net investment income	(0.71)	(1.53)	(1.31)	(1.15)	(1.03)	(0.86)

Total distributions	(0.71)	(1.53)	(1.31)	(1.15)	(1.03)	(0.86)

Net asset value, end of period	$90.27	$86.91	$88.81	$80.39	$69.55	$57.76

Total return	4.71%[c]	(0.41)%	12.15%	17.32%	22.50%	(1.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,548,048	$1,173,295	$1,163,414	$1,559,644	$879,785	$522,687
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	1.72%	1.64%	1.48%	1.50%	1.73%	1.62%
Portfolio turnover rate[e]	4%	6%	6%	6%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$108.65	$107.35	$101.19	$81.15	$70.81	$72.95

Income from investment operations:
Net investment income[a]	0.91	1.59	1.43	1.28	1.24	1.03
Net realized and unrealized gain (loss)[b]	2.89	1.35	6.17	20.14	10.30	(2.15)

Total from investment operations	3.80	2.94	7.60	21.42	11.54	(1.12)

Less distributions from:
Net investment income	(0.75)	(1.64)	(1.44)	(1.38)	(1.20)	(1.02)

Total distributions	(0.75)	(1.64)	(1.44)	(1.38)	(1.20)	(1.02)

Net asset value, end of period	$111.70	$108.65	$107.35	$101.19	$81.15	$70.81

Total return	3.49%[c]	2.83%	7.54%	26.53%	16.53%	(1.38)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$837,748	$733,417	$917,854	$895,493	$917,039	$396,508
Ratio of expenses to average net assets[d]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[d]	1.62%	1.54%	1.37%	1.37%	1.69%	1.56%
Portfolio turnover rate[e]	7%	7%	6%	6%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$76.44	$77.09	$70.16	$59.39	$51.54	$50.11

Income from investment operations:
Net investment income[a]	0.66	1.17	1.04	0.95	0.90	0.73
Net realized and unrealized gain (loss)[b]	1.89	(0.62)	6.89	10.72	7.86	1.43

Total from investment operations	2.55	0.55	7.93	11.67	8.76	2.16

Less distributions from:
Net investment income	(0.53)	(1.20)	(1.00)	(0.90)	(0.91)	(0.73)

Total distributions	(0.53)	(1.20)	(1.00)	(0.90)	(0.91)	(0.73)

Net asset value, end of period	$78.46	$76.44	$77.09	$70.16	$59.39	$51.54

Total return	3.33%[c]	0.75%	11.34%	19.76%	17.25%	4.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$647,324	$500,677	$431,703	$350,800	$210,836	$172,663
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.65%	1.55%	1.39%	1.45%	1.71%	1.54%
Portfolio turnover rate[e]	5%	16%	14%	13%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$85.12	$86.39	$78.49	$67.40	$60.98	$59.19

Income from investment operations:
Net investment income[a]	0.73	1.32	1.08	1.01	1.04	0.86
Net realized and unrealized gain (loss)[b]	3.03	(1.29)	7.89	11.12	6.42	1.76

Total from investment operations	3.76	0.03	8.97	12.13	7.46	2.62

Less distributions from:
Net investment income	(0.62)	(1.30)	(1.07)	(1.04)	(1.04)	(0.83)

Total distributions	(0.62)	(1.30)	(1.07)	(1.04)	(1.04)	(0.83)

Net asset value, end of period	$88.26	$85.12	$86.39	$78.49	$67.40	$60.98

Total return	4.42%[c]	0.07%	11.46%	18.12%	12.45%	4.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$419,239	$357,511	$328,277	$255,081	$208,935	$189,049
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.64%	1.58%	1.29%	1.38%	1.71%	1.52%
Portfolio turnover rate[e]	13%	20%	19%	20%	34%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Basic Materials	Non-diversified
U.S. Consumer Goods	Non-diversified
U.S. Consumer Services	Diversified
U.S. Financial Services	Non-diversified

iShares ETF	Diversification Classification
U.S. Financials	Diversified
U.S. Industrials	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Basic Materials
Citigroup Global Markets Inc.	$1,195,073	$1,195,073	$—
Goldman Sachs & Co.	822,305	822,305	—
Merrill Lynch, Pierce, Fenner & Smith	1,127,629	1,127,629	—
National Financial Services LLC	87,640	87,640	—
State Street Bank & Trust Company	20,880	20,880	—
Wells Fargo Securities LLC	5,774	5,774	—

	$3,259,301	$3,259,301	$—

U.S. Consumer Goods
Citigroup Global Markets Inc.	$116,706	$116,706	$—
Credit Suisse Securities (USA) LLC	7,201,802	7,201,802	—
Deutsche Bank Securities Inc.	753,022	753,022	—
Goldman Sachs & Co.	3,528,060	3,528,060	—
HSBC Bank PLC	758,112	758,112	—
JPMorgan Securities LLC	743,878	743,878	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	29,212	29,212	—
State Street Bank & Trust Company	1,827,434	1,827,434	—
UBS Securities LLC	737,606	737,606	—

	$15,695,832	$15,695,832	$—

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Consumer Services
BNP Paribas Prime Brokerage Inc.	$1,041,749	$1,041,749	$—
BNP Paribas Prime Brokerage International Ltd.	435,480	435,480	—
Citigroup Global Markets Inc.	3,634,106	3,634,106	—
Credit Suisse Securities (USA) LLC	4,219,654	4,219,654	—
Deutsche Bank Securities Inc.	336,489	336,489	—
Goldman Sachs & Co.	1,659,092	1,659,092	—
Jefferies LLC	401,520	401,520	—
JPMorgan Securities LLC	2,033,936	2,033,936	—
Merrill Lynch, Pierce, Fenner & Smith	1,784,178	1,784,178	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,196,022	5,196,022	—
Scotia Capital (USA) Inc.	247,286	247,286	—
State Street Bank & Trust Company	833,236	833,236	—
UBS AG	410,083	410,083	—
UBS Securities LLC	1,793,444	1,793,444	—

	$24,026,275	$24,026,275	$—

U.S. Financial Services
UBS Securities LLC	$313,932	$313,932	$—

	$313,932	$313,932	$—

U.S. Financials
Barclays Capital Inc.	$588,724	$588,724	$—
Citigroup Global Markets Inc.	12,987,125	12,987,125	—
Deutsche Bank Securities Inc.	16,833	16,833	—
Goldman Sachs & Co.	2,032,594	2,032,594	—
JPMorgan Securities LLC	6,325,737	6,325,737	—
Mizuho Securities USA Inc.	2,331,366	2,331,366	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,066,515	1,066,515	—
State Street Bank & Trust Company	1,918,091	1,918,091	—
UBS Securities LLC	302,746	302,746	—

	$27,569,731	$27,569,731	$—

U.S. Industrials
Citigroup Global Markets Inc.	$1,798,205	$1,798,205	$—
Credit Suisse Securities (USA) LLC	51,678	51,678	—
Goldman Sachs & Co.	4,125	4,125	—
HSBC Bank PLC	263,865	263,865	—
JPMorgan Securities LLC	1,954,605	1,954,605	—
Nomura Securities International Inc.	1,296,823	1,296,823	—
UBS Securities LLC	7,605	7,605	—

	$5,376,906	$5,376,906	$—

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI KLD 400 Social
Barclays Capital Inc.	$781,533	$781,533	$—
BNP Paribas Prime Brokerage Inc.	506,826	506,826	—
BNP Paribas Prime Brokerage International Ltd.	619,339	619,339	—
Citigroup Global Markets Inc.	1,062,662	1,062,662	—
Credit Suisse Securities (USA) LLC	44,988	44,988	—
Deutsche Bank Securities Inc.	231	231	—
Goldman Sachs & Co.	2,292,704	2,292,704	—
HSBC Bank PLC	25,008	25,008	—
JPMorgan Securities LLC	484,918	484,918	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	912,018	912,018	—
National Financial Services LLC	7,231	7,231	—
State Street Bank & Trust Company	89,777	89,777	—
Wells Fargo Securities LLC	10,056	10,056	—

	$6,837,291	$6,837,291	$—

MSCI USA ESG Select
Credit Suisse Securities (USA) LLC	$112,583	$112,583	$—
Goldman Sachs & Co.	1,160,692	1,160,692	—
JPMorgan Securities LLC	40,394	40,394	—

	$1,313,669	$1,313,669	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financial Services, iShares U.S. Financials and iShares U.S. Industrials ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select	0.50

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Basic Materials	$6,964
U.S. Consumer Goods	128,968
U.S. Consumer Services	28,092
U.S. Financial Services	2,376

iShares ETF	Fees Paid to BTC
U.S. Financials	$17,541
U.S. Industrials	43,433
MSCI KLD 400 Social	28,867
MSCI USA ESG Select	30,211

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$765,179	$1,838,973
U.S. Consumer Goods	8,925,358	13,129,160
U.S. Consumer Services	7,979,295	2,804,551
U.S. Financial Services	1,763,764	313,002
U.S. Financials	3,666,589	1,823,625
U.S. Industrials	16,249,125	22,704,502
MSCI KLD 400 Social	4,589,469	8,324,691
MSCI USA ESG Select	11,079,103	12,548,130

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2016 were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$44,960,146	$53,241,710
U.S. Consumer Goods	36,257,414	37,744,124
U.S. Consumer Services	46,922,654	46,038,868
U.S. Financial Services	12,787,504	12,759,988
U.S. Financials	47,262,298	49,411,503
U.S. Industrials	58,968,005	57,626,413
MSCI KLD 400 Social	34,622,656	30,862,630
MSCI USA ESG Select	58,667,133	52,068,176

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$119,698,363	$256,184,248
U.S. Consumer Goods	110,875,480	470,873,801
U.S. Consumer Services	57,553,098	194,339,871
U.S. Financial Services	336,334,159	101,081,504
U.S. Financials	906,397,197	564,663,397
U.S. Industrials	261,392,370	176,641,966
MSCI KLD 400 Social	153,008,619	19,097,798
MSCI USA ESG Select	87,191,330	39,003,596

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by virtue of its investment in equity, fixed income and/or financial derivative instruments or indirectly by virtue of its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Basic Materials	$83,881,918	$8,036,664	$10,812,780	$64,751	$102,796,113
U.S. Consumer Goods	—	810,905	11,893,780	—	12,704,685
U.S. Consumer Services	9,254,930	3,693,668	6,983,187	1,146,492	21,078,277
U.S. Financial Services	10,634,769	40,231,342	41,743,037	6,373,191	98,982,339
U.S. Financials	—	50,678,077	52,510,524	—	103,188,601
U.S. Industrials	5,741,116	276,129	9,045,831	—	15,063,076
MSCI KLD 400 Social	1,866,017	—	2,143,183	374,960	4,384,160
MSCI USA ESG Select	622,033	—	8,638,841	74,125	9,334,999

[a]	Must be utilized prior to losses subjected to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares U.S. Basic Materials ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF and iShares U.S. Industrials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds, except for iShares U.S. Consumer Goods ETF and iShares U.S. Consumer Services ETF, which were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI KLD 400 Social ETF and iShares MSCI USA ESG Select ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Financial Services	$0.588928	$—	$0.000589	$0.589517	100%	—%	0%[a]	100%
U.S. Financials	0.604811	—	0.108603	0.713414	85	—	15	100
U.S. Industrials	0.747045	—	—	0.747045	100	—	—	100
MSCI KLD 400 Social	0.510080	—	0.015604	0.525684	97	—	3	100
MSCI USA ESG Select	0.616467	—	0.005426	0.621893	99	—	1	100

[a]	Rounds to less than 0.01%.

SUPPLEMENTAL INFORMATION	83

Notes:

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-402-1016

OCTOBER 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Dividend Growth ETF | DGRO | NYSE Arca
➢	iShares Core High Dividend ETF | HDV | NYSE Arca
➢	iShares International Select Dividend ETF | IDV | NYSE Arca
➢	iShares Select Dividend ETF | DVY | NYSE Arca

Fund Performance Overview

iSHARES® CORE DIVIDEND GROWTH ETF

Performance as of October 31, 2016

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 3.10%, net of fees, while the total return for the Index was 3.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.67%	6.63%	6.76%	6.67%	6.63%	6.76%
Since Inception	6.01%	6.03%	6.05%	15.01%	15.05%	15.06%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.00	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Consumer Staples	16.13%
Financials	14.77
Industrials	14.59
Information Technology	13.96
Health Care	13.30
Consumer Discretionary	11.10
Energy	6.63
Utilities	5.17
Materials	4.31
Telecommunication Services	0.03
Real Estate	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Microsoft Corp.	3.20%
JPMorgan Chase & Co.	2.97
Johnson & Johnson	2.95
Procter & Gamble Co. (The)	2.93
Exxon Mobil Corp.	2.93
General Electric Co.	2.85
Pfizer Inc.	2.75
Wells Fargo & Co.	2.65
Coca-Cola Co. (The)	2.19
Cisco Systems Inc.	2.10

TOTAL	27.52%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE HIGH DIVIDEND ETF

Performance as of October 31, 2016

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 2.28%, net of fees, while the total return for the Index was 2.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.22%	9.17%	9.34%	9.22%	9.17%	9.34%
5 Years	12.36%	12.35%	12.66%	79.05%	79.01%	81.51%
Since Inception	12.06%	12.06%	12.41%	89.11%	89.10%	92.26%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.80	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Consumer Staples	19.45%
Energy	19.39
Information Technology	14.92
Health Care	14.61
Telecommunication Services	13.81
Utilities	9.12
Consumer Discretionary	3.76
Industrials	3.68
Financials	1.19
Materials	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	8.64%
AT&T Inc.	7.74
Johnson & Johnson	6.24
Verizon Communications Inc.	6.07
Chevron Corp.	6.05
Procter & Gamble Co. (The)	5.19
Pfizer Inc.	4.87
Philip Morris International Inc.	4.40
Coca-Cola Co. (The)	3.89
Cisco Systems Inc.	3.71

TOTAL	56.80%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

Performance as of October 31, 2016

The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select DividendTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 0.45%, net of fees, while the total return for the Index was 0.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.32%	2.70%	2.42%	2.32%	2.70%	2.42%
5 Years	3.23%	3.41%	3.38%	17.22%	18.27%	18.06%
Since Inception	(0.38)%	(0.39)%	(0.27)%	(3.51)%	(3.58)%	(2.46)%

The inception date of the Fund was 6/11/07. The first day of secondary market trading was 6/15/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.50	$2.53	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Financials	30.79%
Utilities	11.32
Energy	9.85
Telecommunication Services	8.50
Consumer Discretionary	8.19
Materials	8.01
Industrials	7.95
Consumer Staples	6.76
Health Care	5.05
Information Technology	2.94
Real Estate	0.61
0.03

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments*

Australia	21.07%
United Kingdom	18.78
Canada	9.12
France	7.97
Finland	7.24
Hong Kong	5.32
New Zealand	5.19
Sweden	4.63
Switzerland	4.37
Spain	4.29

TOTAL	87.98%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® SELECT DIVIDEND ETF

Performance as of October 31, 2016

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select DividendTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 4.09%, net of fees, while the total return for the Index was 4.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.02%	13.02%	13.49%	13.02%	13.02%	13.49%
5 Years	13.81%	13.80%	14.22%	90.92%	90.86%	94.37%
10 Years	5.83%	5.84%	6.52%	76.30%	76.43%	87.98%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.90	$2.01	$1,000.00	$1,023.20	$1.99	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Utilities	30.20%
Financials	13.82
Industrials	12.02
Consumer Discretionary	11.13
Energy	9.55
Consumer Staples	9.21
Materials	7.03
Health Care	2.97
Information Technology	2.04
Telecommunication Services	2.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Lockheed Martin Corp.	4.14%
CME Group Inc.	3.11
Chevron Corp.	2.66
ONEOK Inc.	2.48
Philip Morris International Inc.	2.26
NextEra Energy Inc.	2.11
Caterpillar Inc.	1.97
McDonald’s Corp.	1.85
Entergy Corp.	1.83
Packaging Corp. of America	1.82

TOTAL	24.23%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2016 and held through October 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.61%
General Dynamics Corp.	16,467	$2,482,236
HEICO Corp.	146	9,864
HEICO Corp. Class A	310	18,600
L-3 Communications Holdings Inc.	4,163	570,081
Lockheed Martin Corp.	19,930	4,910,353
Northrop Grumman Corp.	8,716	1,995,964
Raytheon Co.	17,828	2,435,483
United Technologies Corp.	56,051	5,728,412

		18,150,993
AIR FREIGHT & LOGISTICS — 1.21%
CH Robinson Worldwide Inc.	10,132	690,192
Expeditors International of Washington Inc.	8,131	418,502
FedEx Corp.	6,841	1,192,523
United Parcel Service Inc. Class B	56,843	6,125,402

		8,426,619
AUTO COMPONENTS — 0.19%
Adient PLC[a]	4,545	206,857
Autoliv Inc.	5,494	531,709
Gentex Corp.	16,780	283,750
Lear Corp.	2,125	260,907

		1,283,223
AUTOMOBILES — 0.14%
Harley-Davidson Inc.	13,757	784,424
Thor Industries Inc.	2,005	159,017

		943,441
BANKS — 8.57%
Bank of the Ozarks Inc.	4,473	165,322
BB&T Corp.	74,601	2,924,359
BOK Financial Corp.	1,524	108,234
Chemical Financial Corp.	4,947	212,474
Columbia Banking System Inc.	4,085	134,887
Comerica Inc.	9,430	491,209
Commerce Bancshares Inc./MO	4,279	213,180
Community Bank System Inc.	3,385	159,467
Cullen/Frost Bankers Inc.	4,781	363,308
East West Bancorp. Inc.	9,131	360,766
Fifth Third Bancorp.	57,496	1,251,113
First Financial Bankshares Inc.	3,776	136,691
First Horizon National Corp.	12,459	191,993
Home BancShares Inc./AR	5,539	119,144
Huntington Bancshares Inc./OH	88,621	939,383

Security	Shares	Value
Independent Bank Corp./Rockland MA	1,749	$96,457
JPMorgan Chase & Co.	297,980	20,638,095
KeyCorp	85,902	1,212,936
LegacyTexas Financial Group Inc.	2,394	81,899
People’s United Financial Inc.	37,608	610,754
PNC Financial Services Group Inc. (The)[b]	34,526	3,300,685
Prosperity Bancshares Inc.	4,438	246,176
SunTrust Banks Inc.	34,590	1,564,506
U.S. Bancorp.	108,508	4,856,818
UMB Financial Corp.	2,075	128,754
Umpqua Holdings Corp.	25,264	386,034
Webster Financial Corp.	6,853	276,861
Wells Fargo & Co.	400,212	18,413,754
WesBanco Inc.	3,415	112,388

		59,697,647
BEVERAGES — 4.31%
Brown-Forman Corp. Class A	2,395	116,158
Brown-Forman Corp. Class B	7,678	354,493
Coca-Cola Co. (The)	359,608	15,247,379
Coca-Cola European Partners PLC	19,285	741,316
Dr Pepper Snapple Group Inc.	12,170	1,068,404
PepsiCo Inc.	116,611	12,500,699

		30,028,449
BIOTECHNOLOGY — 2.35%
AbbVie Inc.	164,936	9,200,130
Amgen Inc.	50,640	7,148,343

		16,348,473
BUILDING PRODUCTS — 0.32%
AO Smith Corp.	4,304	194,412
Johnson Controls International PLC	45,453	1,832,661
Lennox International Inc.	1,224	178,569

		2,205,642
CAPITAL MARKETS — 2.48%
Ameriprise Financial Inc.	13,873	1,226,235
Bank of New York Mellon Corp. (The)	56,797	2,457,606
BlackRock Inc.[b]	8,648	2,951,044
CBOE Holdings Inc.	3,456	218,454
CME Group Inc.	21,972	2,199,397
Cohen & Steers Inc.	1,463	54,394
Eaton Vance Corp. NVS	8,714	305,513
Evercore Partners Inc. Class A	2,760	148,350

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Security	Shares	Value
FactSet Research Systems Inc.	1,323	$204,695
Franklin Resources Inc.	20,034	674,344
Invesco Ltd.	42,128	1,183,376
Janus Capital Group Inc.	12,416	159,173
Legg Mason Inc.	6,777	194,635
MarketAxess Holdings Inc.	691	104,175
Moody’s Corp.	6,520	655,390
Morningstar Inc.	568	40,118
S&P Global Inc.	8,749	1,066,066
SEI Investments Co.	4,498	199,396
State Street Corp.	18,276	1,283,158
T Rowe Price Group Inc.	22,397	1,433,632
TD Ameritrade Holding Corp.	14,819	506,958

		17,266,109
CHEMICALS — 3.45%
AdvanSix Inc.[a]	2,127	33,947
Air Products & Chemicals Inc.	13,689	1,826,386
Albemarle Corp.	4,764	398,032
Ashland Global Holdings Inc.	2,371	264,912
Balchem Corp.	452	34,307
Celanese Corp. Series A	9,347	681,583
CF Industries Holdings Inc.	31,177	748,560
Dow Chemical Co. (The)	111,015	5,973,717
Eastman Chemical Co.	11,765	846,021
Ecolab Inc.	8,664	989,169
FMC Corp.	5,463	256,160
HB Fuller Co.	1,766	74,296
International Flavors & Fragrances Inc.	3,691	482,709
LyondellBasell Industries NV Class A	42,108	3,349,691
Monsanto Co.	25,635	2,583,239
NewMarket Corp.	406	162,770
PolyOne Corp.	3,380	98,797
PPG Industries Inc.	11,565	1,077,048
Praxair Inc.	20,243	2,369,646
RPM International Inc.	7,617	362,112
Scotts Miracle-Gro Co. (The) Class A	3,169	279,157
Sensient Technologies Corp.	1,893	141,047
Sherwin-Williams Co. (The)	2,725	667,244
Valspar Corp. (The)	2,633	262,247
Westlake Chemical Corp.	1,578	81,725

		24,044,522

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.58%
ABM Industries Inc.	2,781	$108,681
Brady Corp. Class A	3,244	107,376
Cintas Corp.	2,193	233,927
G&K Services Inc. Class A	888	84,094
Healthcare Services Group Inc.	4,007	148,139
HNI Corp.	2,522	102,545
Interface Inc.	2,853	45,220
Matthews International Corp. Class A	915	54,809
MSA Safety Inc.	2,064	120,331
Republic Services Inc.	15,931	838,449
Rollins Inc.	3,795	116,962
Steelcase Inc. Class A	8,301	110,818
Waste Management Inc.	30,058	1,973,608

		4,044,959
COMMUNICATIONS EQUIPMENT — 2.30%
Cisco Systems Inc.	474,841	14,568,122
Harris Corp.	7,705	687,363
Motorola Solutions Inc.	10,144	736,251

		15,991,736
CONSTRUCTION & ENGINEERING — 0.01%
Valmont Industries Inc.	734	93,915

		93,915
CONSUMER FINANCE — 0.19%
Discover Financial Services	23,499	1,323,699

		1,323,699
CONTAINERS & PACKAGING — 0.43%
AptarGroup Inc.	2,767	197,674
Avery Dennison Corp.	5,409	377,494
Bemis Co. Inc.	6,075	295,974
Packaging Corp. of America	7,357	606,953
Silgan Holdings Inc.	1,637	83,405
Sonoco Products Co.	8,127	408,707
WestRock Co.	22,233	1,026,942

		2,997,149
DISTRIBUTORS — 0.17%
Core-Mark Holding Co. Inc.	1,183	41,819
Genuine Parts Co.	11,290	1,022,761
Pool Corp.	1,542	142,759

		1,207,339
DIVERSIFIED CONSUMER SERVICES — 0.05%
DeVry Education Group Inc.	2,597	58,952
Service Corp. International/U.S.	10,952	280,371

		339,323

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.01%
ATN International Inc.	610	$41,260

		41,260
ELECTRIC UTILITIES — 2.31%
ALLETE Inc.	4,929	302,098
Alliant Energy Corp.	19,833	754,646
American Electric Power Co. Inc.	48,177	3,123,797
Edison International	24,531	1,802,538
El Paso Electric Co.	3,114	143,867
Eversource Energy	29,743	1,637,649
Great Plains Energy Inc.	16,988	483,139
MGE Energy Inc.	2,207	128,999
NextEra Energy Inc.	37,505	4,800,640
Portland General Electric Co.	7,560	329,918
Westar Energy Inc.	11,318	648,748
Xcel Energy Inc.	47,047	1,954,803

		16,110,842
ELECTRICAL EQUIPMENT — 1.16%
AMETEK Inc.	5,006	220,765
Eaton Corp. PLC	44,834	2,859,064
Emerson Electric Co.	66,922	3,391,607
Hubbell Inc.	3,504	366,238
Regal Beloit Corp.	2,050	121,155
Rockwell Automation Inc.	9,304	1,113,875

		8,072,704
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
AVX Corp.	4,008	56,192
Corning Inc.	71,030	1,613,091
FLIR Systems Inc.	6,182	203,512
Littelfuse Inc.	700	97,650
TE Connectivity Ltd.	24,055	1,512,338

		3,482,783
ENERGY EQUIPMENT & SERVICES — 1.22%
Core Laboratories NV	2,582	250,377
Oceaneering International Inc.	12,064	287,123
Schlumberger Ltd.	102,110	7,988,065

		8,525,565
FOOD & STAPLES RETAILING — 3.25%
Casey’s General Stores Inc.	912	103,047
Costco Wholesale Corp.	14,641	2,164,965
CVS Health Corp.	55,882	4,699,676
Kroger Co. (The)	42,003	1,301,253
Sysco Corp.	34,499	1,660,092

Security	Shares	Value
Wal-Mart Stores Inc.	121,412	$8,501,268
Walgreens Boots Alliance Inc.	44,681	3,696,459
Whole Foods Market Inc.	17,127	484,523

		22,611,283
FOOD PRODUCTS — 1.73%
Archer-Daniels-Midland Co.	45,754	1,993,502
B&G Foods Inc.	6,819	289,126
Bunge Ltd.	10,588	656,562
Flowers Foods Inc.	22,416	347,896
General Mills Inc.	48,798	3,024,500
Hershey Co. (The)	10,131	1,038,022
Hormel Foods Corp.	11,942	459,767
Ingredion Inc.	2,687	352,454
J&J Snack Foods Corp.	549	67,060
JM Smucker Co. (The)	7,200	945,432
Kellogg Co.	18,766	1,409,890
Lancaster Colony Corp.	848	110,791
McCormick & Co. Inc./MD	5,683	544,829
Mead Johnson Nutrition Co.	11,045	825,835

		12,065,666
GAS UTILITIES — 0.36%
Atmos Energy Corp.	6,693	497,892
National Fuel Gas Co.	6,742	353,146
New Jersey Resources Corp.	7,062	239,755
Northwest Natural Gas Co.	2,444	143,707
Southwest Gas Corp.	3,453	250,204
Spire Inc.	3,928	246,679
UGI Corp.	10,163	470,445
WGL Holdings Inc.	4,584	289,113

		2,490,941
HEALTH CARE EQUIPMENT & SUPPLIES — 2.30%
Abbott Laboratories	105,354	4,134,091
Baxter International Inc.	16,027	762,725
Becton Dickinson and Co.	9,154	1,537,048
Cantel Medical Corp.	161	11,468
CR Bard Inc.	1,008	218,413
Hill-Rom Holdings Inc.	1,964	108,825
Medtronic PLC	79,655	6,533,303
St. Jude Medical Inc.	12,888	1,003,202
STERIS PLC	3,945	263,605
Stryker Corp.	11,834	1,365,052
West Pharmaceutical Services Inc.	1,320	100,360

		16,038,092

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.93%
Aetna Inc.	8,707	$934,696
AmerisourceBergen Corp.	8,120	570,998
Anthem Inc.	15,732	1,917,102
Cardinal Health Inc.	20,381	1,399,971
Chemed Corp.	377	53,315
Humana Inc.	2,862	490,919
McKesson Corp.	3,969	504,738
Owens & Minor Inc.	5,327	172,861
Patterson Companies Inc.	4,925	210,347
UnitedHealth Group Inc.	50,904	7,194,262

		13,449,209
HOTELS, RESTAURANTS & LEISURE — 2.51%
Brinker International Inc.	3,682	181,302
Cracker Barrel Old Country Store Inc.	2,089	288,282
Darden Restaurants Inc.	12,958	839,549
Marriott International Inc./MD Class A	9,165	629,636
McDonald’s Corp.	74,983	8,440,836
Royal Caribbean Cruises Ltd.	10,491	806,443
Starbucks Corp.	60,186	3,194,071
Texas Roadhouse Inc.	3,142	127,314
Vail Resorts Inc.	2,084	332,273
Wendy’s Co. (The)	13,617	147,608
Wyndham Worldwide Corp.	9,079	597,761
Yum! Brands Inc.	21,706	1,872,794

		17,457,869
HOUSEHOLD DURABLES — 0.34%
Harman International Industries Inc.	3,257	259,616
Leggett & Platt Inc.	10,006	459,075
Newell Brands Inc.	19,788	950,220
Whirlpool Corp.	4,800	719,136

		2,388,047
HOUSEHOLD PRODUCTS — 4.22%
Church & Dwight Co. Inc.	10,764	519,471
Clorox Co. (The)	9,241	1,109,105
Colgate-Palmolive Co.	54,431	3,884,196
Kimberly-Clark Corp.	30,090	3,442,597
Procter & Gamble Co. (The)	234,494	20,354,079
WD-40 Co.	612	65,254

		29,374,702
INDUSTRIAL CONGLOMERATES — 4.67%
3M Co.	43,091	7,122,942

Security	Shares	Value
Carlisle Companies Inc.	2,518	$264,012
General Electric Co.	679,363	19,769,463
Honeywell International Inc.	45,752	5,018,080
Roper Technologies Inc.	1,974	342,114

		32,516,611
INSURANCE — 3.43%
Aflac Inc.	26,424	1,819,821
Allied World Assurance Co. Holdings AG	6,617	284,399
Allstate Corp. (The)	20,402	1,385,296
American Equity Investment Life Holding Co.	2,197	39,392
American Financial Group Inc./OH	3,131	233,259
AmTrust Financial Services Inc.	7,003	184,809
Arthur J Gallagher & Co.	15,425	743,948
Assurant Inc.	3,890	313,223
Axis Capital Holdings Ltd.	6,594	375,660
Brown & Brown Inc.	4,280	157,761
Chubb Ltd.	29,082	3,693,414
Cincinnati Financial Corp.	10,717	758,549
Endurance Specialty Holdings Ltd.	4,275	393,086
Erie Indemnity Co. Class A	1,532	156,861
First American Financial Corp.	7,765	303,301
Horace Mann Educators Corp.	3,402	122,302
Lincoln National Corp.	14,358	704,834
Marsh & McLennan Companies Inc.	29,902	1,895,488
Old Republic International Corp.	27,718	467,325
Primerica Inc.	1,662	90,911
Principal Financial Group Inc.	25,820	1,409,772
ProAssurance Corp.	3,502	186,657
Prudential Financial Inc.	45,021	3,817,331
Reinsurance Group of America Inc.	2,758	297,478
RenaissanceRe Holdings Ltd.	789	98,065
RLI Corp.	1,252	69,786
Torchmark Corp.	2,783	176,470
Travelers Companies Inc. (The)	18,834	2,037,462
Unum Group	15,484	548,134
Validus Holdings Ltd.	6,588	336,647
WR Berkley Corp.	2,540	145,034
XL Group Ltd.	17,978	623,837

		23,870,312
INTERNET & DIRECT MARKETING RETAIL — 0.02%
HSN Inc.	3,089	116,455

		116,455

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.07%
IAC/InterActiveCorp	4,929	$317,625
j2 Global Inc.	2,744	195,235

		512,860
IT SERVICES — 3.62%
Accenture PLC Class A	34,353	3,993,193
Automatic Data Processing Inc.	31,032	2,701,646
Broadridge Financial Solutions Inc.	5,757	372,247
International Business Machines Corp.	86,968	13,366,112
Jack Henry & Associates Inc.	2,895	234,553
Paychex Inc.	27,737	1,531,082
Visa Inc. Class A	36,631	3,022,424

		25,221,257
LEISURE PRODUCTS — 0.15%
Hasbro Inc.	8,071	673,202
Polaris Industries Inc.	4,534	347,350

		1,020,552
LIFE SCIENCES TOOLS & SERVICES — 0.02%
Bio-Techne Corp.	1,249	129,884

		129,884
MACHINERY — 2.12%
Barnes Group Inc.	1,859	74,063
CLARCOR Inc.	1,919	119,381
Crane Co.	2,981	202,738
Cummins Inc.	15,360	1,963,315
Deere & Co.	23,914	2,111,606
Donaldson Co. Inc.	7,349	268,385
Dover Corp.	11,039	738,399
Flowserve Corp.	5,989	253,634
Franklin Electric Co. Inc.	1,133	41,298
Graco Inc.	2,881	215,787
Hillenbrand Inc.	4,669	141,704
IDEX Corp.	3,205	277,040
Illinois Tool Works Inc.	16,986	1,929,100
Ingersoll-Rand PLC	14,242	958,344
ITT Inc.	3,591	126,475
Kennametal Inc.	6,640	187,978
Lincoln Electric Holdings Inc.	3,666	241,333
Nordson Corp.	1,700	170,221
PACCAR Inc.	16,935	930,070
Parker-Hannifin Corp.	7,841	962,483
Pentair PLC	10,335	569,769
Snap-on Inc.	2,700	416,070

Security	Shares	Value
Stanley Black & Decker Inc.	8,223	$936,106
Toro Co. (The)	7,726	369,921
Trinity Industries Inc.	8,076	172,423
Wabtec Corp./DE	1,354	104,678
Xylem Inc./NY	6,295	304,237

		14,786,558
MEDIA — 3.09%
CBS Corp. Class B NVS	13,430	760,407
Comcast Corp. Class A	114,968	7,107,322
John Wiley & Sons Inc. Class A	2,988	154,181
Meredith Corp.	2,833	128,477
Omnicom Group Inc.	17,275	1,378,890
Scripps Networks Interactive Inc. Class A	4,391	282,605
Sinclair Broadcast Group Inc. Class A	4,692	117,769
Time Warner Inc.	45,965	4,090,425
Viacom Inc. Class A	966	40,862
Viacom Inc. Class B NVS	39,599	1,487,338
Walt Disney Co. (The)	64,692	5,996,301

		21,544,577
METALS & MINING — 0.38%
Compass Minerals International Inc.	3,613	259,594
Nucor Corp.	27,636	1,350,019
Reliance Steel & Aluminum Co.	4,812	330,969
Royal Gold Inc.	2,109	145,141
Steel Dynamics Inc.	15,814	434,253
Worthington Industries Inc.	2,234	104,998

		2,624,974
MULTI-UTILITIES — 2.30%
Avista Corp.	6,048	250,387
Black Hills Corp.	4,224	261,255
CMS Energy Corp.	23,373	985,172
Dominion Resources Inc./VA	67,080	5,044,416
DTE Energy Co.	15,989	1,535,104
NorthWestern Corp.	4,782	275,204
Public Service Enterprise Group Inc.	56,603	2,381,854
SCANA Corp.	13,109	961,676
Sempra Energy	20,553	2,201,226
Vectren Corp.	7,666	385,677
WEC Energy Group Inc.	29,533	1,763,711

		16,045,682
MULTILINE RETAIL — 0.97%
Dillard’s Inc. Class A	392	24,029

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Security	Shares	Value
Kohl’s Corp.	23,509	$1,028,519
Macy’s Inc.	36,194	1,320,719
Nordstrom Inc.	9,416	489,632
Target Corp.	56,693	3,896,510

		6,759,409
OIL, GAS & CONSUMABLE FUELS — 5.39%
Cimarex Energy Co.	677	87,421
Devon Energy Corp.	8,265	313,161
EOG Resources Inc.	11,303	1,022,017
Exxon Mobil Corp.	243,878	20,319,915
HollyFrontier Corp.	26,769	667,887
Marathon Petroleum Corp.	50,994	2,222,828
Occidental Petroleum Corp.	85,803	6,255,897
Phillips 66	40,635	3,297,530
Valero Energy Corp.	57,017	3,377,687

		37,564,343
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	7,986	287,097

		287,097
PERSONAL PRODUCTS — 0.14%
Estee Lauder Companies Inc. (The) Class A	8,697	757,769
Nu Skin Enterprises Inc. Class A	3,595	221,632

		979,401
PHARMACEUTICALS — 6.67%
Bristol-Myers Squibb Co.	129,617	6,598,801
Johnson & Johnson	176,833	20,510,860
Perrigo Co. PLC	2,580	214,630
Pfizer Inc.	602,890	19,117,642

		46,441,933
PROFESSIONAL SERVICES — 0.20%
CEB Inc.	2,642	128,533
Dun & Bradstreet Corp. (The)	1,487	185,652
Equifax Inc.	3,394	420,754
ManpowerGroup Inc.	4,709	361,651
Robert Half International Inc.	8,620	322,561

		1,419,151
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Jones Lang LaSalle Inc.	668	64,696

		64,696
ROAD & RAIL — 1.35%
CSX Corp.	68,213	2,081,179
JB Hunt Transport Services Inc.	2,878	234,873
Norfolk Southern Corp.	21,306	1,981,458

Security	Shares	Value
Ryder System Inc.	4,092	$283,944
Union Pacific Corp.	54,917	4,842,581

		9,424,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.35%
Analog Devices Inc.	24,182	1,550,066
Broadcom Ltd.	13,526	2,303,207
KLA-Tencor Corp.	13,257	995,733
Linear Technology Corp.	15,216	913,873
Maxim Integrated Products Inc.	27,362	1,084,356
Microchip Technology Inc.	14,761	893,779
MKS Instruments Inc.	2,188	110,385
QUALCOMM Inc.	144,424	9,924,817
Texas Instruments Inc.	63,368	4,489,623
Versum Materials Inc.[a]	6,936	157,447
Xilinx Inc.	17,984	914,846

		23,338,132
SOFTWARE — 4.08%
Activision Blizzard Inc.	11,836	510,960
Intuit Inc.	7,608	827,294
Microsoft Corp.	371,118	22,237,390
Oracle Corp.	126,368	4,855,059

		28,430,703
SPECIALTY RETAIL — 2.90%
Aaron’s Inc.	968	23,919
Best Buy Co. Inc.	23,158	901,078
Chico’s FAS Inc.	9,760	113,899
DSW Inc. Class A	7,303	151,683
Foot Locker Inc.	6,506	434,406
Gap Inc. (The)	23,630	651,952
Group 1 Automotive Inc.	865	52,134
Home Depot Inc. (The)	74,123	9,043,747
L Brands Inc.	21,702	1,566,667
Lithia Motors Inc. Class A	818	70,168
Lowe’s Companies Inc.	46,889	3,125,152
Monro Muffler Brake Inc.	1,077	59,235
Penske Automotive Group Inc.	2,566	114,828
Ross Stores Inc.	9,854	616,269
Signet Jewelers Ltd.	2,799	227,447
Tiffany & Co.	8,029	589,489
TJX Companies Inc. (The)	25,432	1,875,610
Tractor Supply Co.	4,471	280,019
Williams-Sonoma Inc.	6,803	314,435

		20,212,137

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.55%
Columbia Sportswear Co.	955	$54,091
NIKE Inc. Class B	43,215	2,168,529
Oxford Industries Inc.	656	41,144
Ralph Lauren Corp.	3,118	305,876
VF Corp.	23,434	1,270,357

		3,839,997
THRIFTS & MORTGAGE FINANCE — 0.07%
Northwest Bancshares Inc.	11,464	180,443
Provident Financial Services Inc.	5,774	131,012
Washington Federal Inc.	5,527	150,611

		462,066
TOBACCO — 2.44%
Altria Group Inc.	190,998	12,628,788
Reynolds American Inc.	78,962	4,349,227

		16,978,015
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Applied Industrial Technologies Inc.	2,613	132,740
Fastenal Co.	23,714	924,372
GATX Corp.	4,401	192,632
MSC Industrial Direct Co. Inc. Class A	3,041	221,385
WW Grainger Inc.	3,462	720,511

		2,191,640
WATER UTILITIES — 0.18%
American States Water Co.	2,377	95,032
American Water Works Co. Inc.	10,166	752,691
Aqua America Inc.	12,668	388,908

		1,236,631

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Telephone & Data Systems Inc.	5,613	$145,040

		145,040

TOTAL COMMON STOCKS
(Cost: $676,798,572)		694,666,349

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	1,118,693	1,118,693

		1,118,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,118,693)		1,118,693

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $677,917,265)[e]		695,785,042
Other Assets, Less Liabilities — 0.09%		651,391

NET ASSETS — 100.00%		$696,436,433

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $686,746,045. Net unrealized appreciation was $9,038,997, of which $32,262,133 represented gross unrealized appreciation on securities and $23,223,136 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	6,395	4,200	(1,947)	8,648	$2,951,044	$32,445	$67,478
PNC Financial Services Group Inc. (The)	22,942	17,141	(5,557)	34,526	3,300,685	33,465	11,417

					$6,251,729	$65,910	$78,895

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	16	Dec. 2016	Chicago Mercantile	$1,719,799	$1,696,080	$(23,719)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$694,666,349	$—	$—	$694,666,349
Money market funds	1,118,693	—	—	1,118,693

Total	$695,785,042	$—	$—	$695,785,042

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(23,719)	$—	$—	$(23,719)

Total	$(23,719)	$—	$—	$(23,719)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.25%
Lockheed Martin Corp.	319,229	$78,651,641

		78,651,641
AIR FREIGHT & LOGISTICS — 1.56%
United Parcel Service Inc. Class B	910,998	98,169,144

		98,169,144
BANKS — 0.09%
Cullen/Frost Bankers Inc.	76,979	5,849,634

		5,849,634
BEVERAGES — 3.88%
Coca-Cola Co. (The)	5,761,472	244,286,413

		244,286,413
CAPITAL MARKETS — 0.66%
Eaton Vance Corp. NVS	139,689	4,897,496
Federated Investors Inc. Class B	131,722	3,556,494
Janus Capital Group Inc.	200,752	2,573,641
T Rowe Price Group Inc.	358,523	22,949,057
Waddell & Reed Financial Inc. Class A	379,515	5,965,976
WisdomTree Investments Inc.	166,548	1,428,982

		41,371,646
COMMUNICATIONS EQUIPMENT — 3.71%
Cisco Systems Inc.	7,607,680	233,403,622

		233,403,622
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.78%
AT&T Inc.	13,231,771	486,796,855
Verizon Communications Inc.	7,929,808	381,423,765

		868,220,620
ELECTRIC UTILITIES — 5.70%
ALLETE Inc.	77,344	4,740,414
Alliant Energy Corp.	317,377	12,076,195
American Electric Power Co. Inc.	771,397	50,017,381
Duke Energy Corp.	1,352,791	108,250,336
NextEra Energy Inc.	601,088	76,939,264
Pinnacle West Capital Corp.	167,560	12,756,343
Portland General Electric Co.	121,023	5,281,444
PPL Corp.	1,373,694	47,172,652
Westar Energy Inc.	181,557	10,406,847
Xcel Energy Inc.	754,342	31,342,910

		358,983,786

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.86%
Emerson Electric Co.	1,071,378	$54,297,437

		54,297,437
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.08%
AVX Corp.	64,019	897,547
National Instruments Corp.	140,737	3,953,302

		4,850,849
FOOD PRODUCTS — 0.77%
General Mills Inc.	781,526	48,438,981

		48,438,981
GAS UTILITIES — 0.15%
National Fuel Gas Co.	108,367	5,676,263
Spire Inc.	63,185	3,968,018

		9,644,281
HOTELS, RESTAURANTS & LEISURE — 2.70%
Carnival Corp.	619,165	30,401,002
Cracker Barrel Old Country Store Inc.	33,525	4,626,450
McDonald’s Corp.	1,201,448	135,247,001

		170,274,453
HOUSEHOLD PRODUCTS — 6.05%
Kimberly-Clark Corp.	481,724	55,114,043
Procter & Gamble Co. (The)	3,756,916	326,100,309

		381,214,352
INSURANCE — 0.36%
American National Insurance Co.	10,519	1,232,406
Arthur J Gallagher & Co.	247,446	11,934,320
Mercury General Corp.	31,910	1,738,138
Old Republic International Corp.	443,694	7,480,681

		22,385,545
IT SERVICES — 4.00%
International Business Machines Corp.	1,393,284	214,133,818
Paychex Inc.	444,098	24,514,210
Western Union Co. (The)	663,885	13,324,172

		251,972,200
LEISURE PRODUCTS — 0.36%
Mattel Inc.	729,887	23,013,337

		23,013,337
METALS & MINING — 0.07%
Compass Minerals International Inc.	58,010	4,168,019

		4,168,019

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2016

Security	Shares	Value
MULTI-UTILITIES — 3.25%
CMS Energy Corp.	373,542	$15,744,796
Dominion Resources Inc./VA	1,074,826	80,826,915
DTE Energy Co.	256,606	24,636,742
NorthWestern Corp.	75,544	4,347,557
SCANA Corp.	209,475	15,367,086
Sempra Energy	329,189	35,256,142
WEC Energy Group Inc.	473,293	28,265,058

		204,444,296
OIL, GAS & CONSUMABLE FUELS — 19.35%
Chevron Corp.	3,628,427	380,077,728
Exxon Mobil Corp.	6,517,537	543,041,183
Occidental Petroleum Corp.	1,374,019	100,179,725
ONEOK Inc.	480,199	23,256,038
Phillips 66	650,893	52,819,967
Spectra Energy Corp.	1,253,276	52,399,470
Tesoro Corp.	152,160	12,929,035
Valero Energy Corp.	913,089	54,091,392

		1,218,794,538
PHARMACEUTICALS — 14.58%
Johnson & Johnson	3,383,927	392,501,693
Merck & Co. Inc.	3,741,706	219,712,976
Pfizer Inc.	9,658,980	306,286,256

		918,500,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.90%
Analog Devices Inc.	387,931	24,866,377
Intel Corp.	6,239,359	217,566,448
KLA-Tencor Corp.	212,112	15,931,732
Maxim Integrated Products Inc.	438,019	17,358,693
QUALCOMM Inc.	2,313,830	159,006,398

		434,729,648
SOFTWARE — 0.21%
CA Inc.	431,324	13,258,900

		13,258,900
SPECIALTY RETAIL — 0.43%
Buckle Inc. (The)	54,041	1,126,755
L Brands Inc.	361,040	26,063,477

		27,190,232
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Coach Inc.	452,136	16,227,161

		16,227,161

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.08%
Northwest Bancshares Inc.	185,183	$2,914,780
Provident Financial Services Inc.	95,121	2,158,296

		5,073,076
TOBACCO — 8.71%
Altria Group Inc.	3,060,002	202,327,332
Philip Morris International Inc.	2,866,402	276,435,809
Reynolds American Inc.	1,264,738	69,661,769

		548,424,910

TOTAL COMMON STOCKS
(Cost: $6,059,307,851)		6,285,839,646

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[a,b]	15,103,742	15,103,742

		15,103,742

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,103,742)		15,103,742

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $6,074,411,593)[c]		6,300,943,388
Other Assets, Less Liabilities — (0.04)%		(2,240,913)

NET ASSETS — 100.00%		$6,298,702,475

NVS  —  Non-Voting Shares

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $6,127,674,443. Net unrealized appreciation was $173,268,945, of which $360,848,001 represented gross unrealized appreciation on securities and $187,579,056 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2016

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	114	Dec. 2016	Chicago Mercantile	$12,172,485	$12,084,570	$(87,915)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,285,839,646	$—	$—	$6,285,839,646
Money market funds	15,103,742	—	—	15,103,742

Total	$6,300,943,388	$—	$—	$6,300,943,388

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(87,915)	$—	$—	$(87,915)

Total	$(87,915)	$—	$—	$(87,915)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.28%

AUSTRALIA — 20.94%
Amcor Ltd./Australia	1,281,253	$14,332,050
APA Group	1,616,430	9,790,977
AusNet Services	2,025,700	2,312,184
Australia & New Zealand Banking Group Ltd.	2,349,080	49,782,770
Bendigo & Adelaide Bank Ltd.	2,431,407	20,592,491
Commonwealth Bank of Australia	1,812,964	101,246,990
Flight Centre Travel Group Ltd.	1,196,025	30,825,598
Macquarie Group Ltd.	1,582,898	96,119,582
National Australia Bank Ltd.	2,363,027	50,348,063
Orica Ltd.	1,999,840	24,789,764
Primary Health Care Ltd.	1,505,022	4,397,746
Rio Tinto Ltd.	2,178,876	89,831,276
Suncorp Group Ltd.	1,900,711	17,312,759
Sydney Airport	1,353,452	6,447,231
Tatts Group Ltd.	1,633,121	5,045,456
Telstra Corp. Ltd.	2,306,298	8,739,786
Wesfarmers Ltd.	1,581,920	49,366,273
Westpac Banking Corp.	1,899,099	44,032,781
Woodside Petroleum Ltd.	1,456,989	31,453,694

		656,767,471
AUSTRIA — 0.89%
Oesterreichische Post AG	810,337	27,941,215

		27,941,215
BELGIUM — 0.76%
Proximus SADP	834,080	23,845,434

		23,845,434
CANADA — 9.07%
Bank of Montreal	774,102	49,302,254
Bank of Nova Scotia (The)	831,471	44,717,351
Canadian Imperial Bank of Commerce/Canada	875,549	65,653,926
Emera Inc.	721,925	25,198,024
IGM Financial Inc.	1,090,430	29,289,670
National Bank of Canada	911,660	32,568,760
Potash Corp. of Saskatchewan Inc.	940,730	15,308,578
Russel Metals Inc.	1,393,216	22,193,741

		284,232,304
DENMARK — 0.85%
Tryg A/S	1,368,086	26,691,804

		26,691,804

Security	Shares	Value
FINLAND — 7.20%
Elisa OYJ	1,075,440	$36,192,160
Fortum OYJ	2,105,129	35,053,099
Konecranes OYJ	1,254,305	42,692,805
Metso OYJ	1,179,675	30,906,528
Nokian Renkaat OYJ	1,262,944	42,322,320
Stora Enso OYJ Class R	1,052,987	9,944,163
UPM-Kymmene OYJ	1,228,046	28,539,110

		225,650,185
FRANCE — 7.92%
Bouygues SA	808,220	26,317,770
Casino Guichard Perrachon SA	1,211,205	60,185,699
CNP Assurances	1,023,317	17,706,989
Engie SA	1,331,942	19,178,089
Lagardere SCA	950,295	24,167,758
Orange SA	678,825	10,678,239
Total SA	1,053,838	50,506,113
Vivendi SA	1,963,376	39,644,509

		248,385,166
GERMANY — 1.39%
Freenet AG	709,071	20,290,995
ProSiebenSat.1 Media SE Registered	543,117	23,374,032

		43,665,027
HONG KONG — 5.29%
CLP Holdings Ltd.	4,118,000	41,897,677
New World Development Co. Ltd.	8,219,000	10,248,777
SJM Holdings Ltd.	8,219,000	5,691,410
Television Broadcasts Ltd.	4,495,000	16,287,807
VTech Holdings Ltd.	7,471,300	91,719,087

		165,844,758
ITALY — 3.10%
Enel SpA	2,271,826	9,762,276
Eni SpA	3,883,432	56,235,228
Snam SpA	3,310,423	17,425,914
Terna Rete Elettrica Nazionale SpA	2,788,570	13,639,582

		97,063,000
NETHERLANDS — 0.75%
Aegon NV	5,469,884	23,552,637

		23,552,637
NEW ZEALAND — 5.16%
Fletcher Building Ltd.	9,038,333	67,052,682
Sky Network Television Ltd.	12,724,090	42,055,013

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2016

Security	Shares	Value
SKYCITY Entertainment Group Ltd.	7,805,411	$21,777,571
Spark New Zealand Ltd.	11,850,054	31,027,764

		161,913,030
NORWAY — 1.02%
Statoil ASA	1,955,296	32,084,916

		32,084,916
PORTUGAL — 1.14%
EDP – Energias de Portugal SA	10,790,883	35,617,028

		35,617,028
SINGAPORE — 1.95%
Keppel Corp. Ltd.	9,482,000	35,968,791
StarHub Ltd.	10,362,700	25,164,111

		61,132,902
SPAIN — 4.24%
Ferrovial SA	1,836,212	35,677,877
Gas Natural SDG SA	2,577,497	50,787,520
Mapfre SA	3,168,193	9,401,341
Telefonica SA	3,641,070	36,959,829

		132,826,567
SWEDEN — 4.60%
Nordea Bank AB	3,260,800	34,319,455
Skandinaviska Enskilda Banken AB Class A	2,885,868	29,157,775
Swedbank AB Class A	2,853,337	66,925,246
Telia Co. AB	3,482,068	13,933,676

		144,336,152
SWITZERLAND — 4.34%
Swiss Prime Site AG Registered	104,742	8,690,546
Swiss Re AG	237,213	22,044,569
Swisscom AG Registered	114,215	52,285,500
Zurich Insurance Group AG	202,965	53,137,464

		136,158,079
UNITED KINGDOM — 18.67%
Aberdeen Asset Management PLC	2,930,635	11,456,794
Amec Foster Wheeler PLC	2,510,842	13,708,856
Ashmore Group PLC	2,597,498	11,134,381
AstraZeneca PLC	1,896,533	106,234,078
BAE Systems PLC	1,704,111	11,286,978
BP PLC	3,060,433	18,073,364
British American Tobacco PLC	1,566,766	89,742,032
Carillion PLC	2,718,141	8,332,949

Security	Shares	Value
Dairy Crest Group PLC	1,532,915	$11,416,368
GlaxoSmithKline PLC	2,366,190	46,756,539
HSBC Holdings PLC	3,168,097	23,834,180
Legal & General Group PLC	1,937,627	4,953,668
National Grid PLC	1,872,803	24,351,277
Old Mutual PLC	1,869,116	4,598,237
Phoenix Group Holdings	1,902,005	16,963,362
Royal Dutch Shell PLC Class A	4,221,285	105,087,666
SSE PLC	2,458,681	47,758,690
Taylor Wimpey PLC	2,368,670	4,097,835
United Utilities Group PLC	1,743,547	20,009,745
Vodafone Group PLC	2,100,595	5,765,257

		585,562,256

TOTAL COMMON STOCKS
(Cost: $3,372,278,249)		3,113,269,931

RIGHTS — 0.12%

SPAIN — 0.02%
Ferrovial SAa	1,836,212	785,014

		785,014
UNITED KINGDOM — 0.10%
Phoenix Group Holdings[a]	1,102,300	2,987,671

		2,987,671

TOTAL RIGHTS
(Cost: $4,256,237)		3,772,685

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	762,873	762,873

		762,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $762,873)		762,873

TOTAL INVESTMENTS IN SECURITIES — 99.43%
(Cost: $3,377,297,359)[d]		3,117,805,489
Other Assets, Less Liabilities — 0.57%		18,029,578

NET ASSETS — 100.00%		$3,135,835,067

[a]	Non-income earning security.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Affiliated money market fund.
[d]	The cost of investments for federal income tax purposes was $3,412,973,115. Net unrealized depreciation was $295,167,626, of which $93,889,055 represented gross unrealized appreciation on securities and $389,056,681 represented gross unrealized depreciation on securities.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,113,269,931	$—	$—	$3,113,269,931
Rights	3,772,685	—	—	3,772,685
Money market funds	762,873	—	—	762,873

Total	$3,117,805,489	$—	$—	$3,117,805,489

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 4.13%
Lockheed Martin Corp.	2,694,864	$663,960,591

		663,960,591
BANKS — 5.45%
Bank of Hawaii Corp.[a]	2,389,732	179,588,360
BB&T Corp.	2,854,055	111,878,956
FNB Corp./PA	3,261,633	42,629,543
PacWest Bancorp.	5,037,788	218,589,621
People’s United Financial Inc.	3,888,885	63,155,492
Trustmark Corp.[a]	3,572,256	98,880,046
United Bankshares Inc./WV	3,224,724	121,572,095
Valley National Bancorp.	4,145,845	40,878,032

		877,172,145
BEVERAGES — 0.73%
Coca-Cola Co. (The)	2,761,814	117,100,914

		117,100,914
CAPITAL MARKETS — 4.26%
CME Group Inc.	4,989,428	499,441,743
Federated Investors Inc. Class B	3,114,468	84,090,636
Waddell & Reed Financial Inc. Class Aa	6,472,263	101,743,974

		685,276,353
CHEMICALS — 1.02%
Huntsman Corp.	3,698,944	62,697,101
Olin Corp.	4,655,972	102,105,466

		164,802,567
COMMERCIAL SERVICES & SUPPLIES — 1.62%
Pitney Bowes Inc.	3,387,123	60,426,274
RR Donnelley & Sons Co.	1,979,878	35,142,835
Waste Management Inc.	2,511,970	164,935,950

		260,505,059
CONTAINERS & PACKAGING — 4.85%
International Paper Co.	4,030,462	181,491,704
Packaging Corp. of America	3,539,845	292,037,213
Sonoco Products Co.	2,691,096	135,335,218
WestRock Co.	3,720,244	171,838,070

		780,702,205
DISTRIBUTORS — 1.40%
Genuine Parts Co.	2,480,014	224,664,468

		224,664,468

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
AT&T Inc.	4,463,448	$164,210,252
CenturyLink Inc.	6,049,812	160,804,003

		325,014,255
ELECTRIC UTILITIES — 16.62%
Alliant Energy Corp.	5,856,345	222,833,927
American Electric Power Co. Inc.	3,075,314	199,403,360
Edison International	2,430,588	178,599,606
Entergy Corp.	3,999,136	294,656,340
Eversource Energy	2,764,743	152,226,750
Exelon Corp.	3,208,851	109,325,554
FirstEnergy Corp.	3,555,573	121,920,598
Great Plains Energy Inc.	3,062,217	87,089,451
IDACORP Inc.	2,439,340	191,219,863
NextEra Energy Inc.	2,648,325	338,985,600
OGE Energy Corp.	3,686,045	114,414,837
PG&E Corp.	2,805,729	174,291,885
Pinnacle West Capital Corp.	3,130,104	238,294,818
PPL Corp.	3,684,246	126,517,008
Xcel Energy Inc.	2,951,984	122,654,935

		2,672,434,532
ELECTRICAL EQUIPMENT — 2.42%
Eaton Corp. PLC	3,436,187	219,125,645
Emerson Electric Co.	3,351,071	169,832,278

		388,957,923
ENERGY EQUIPMENT & SERVICES — 1.54%
Helmerich & Payne Inc.	3,913,560	246,984,772

		246,984,772
FOOD & STAPLES RETAILING — 0.73%
Sysco Corp.	2,433,521	117,101,031

		117,101,031
FOOD PRODUCTS — 0.99%
General Mills Inc.	2,571,645	159,390,557

		159,390,557
GAS UTILITIES — 0.51%
New Jersey Resources Corp.	2,427,458	82,412,199

		82,412,199
HOTELS, RESTAURANTS & LEISURE — 2.91%
Darden Restaurants Inc.	2,639,062	170,984,827
McDonald’s Corp.	2,633,545	296,458,161

		467,442,988

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 3.74%
Garmin Ltd.	4,584,891	$221,725,329
Leggett & Platt Inc.	2,446,830	112,260,560
Tupperware Brands Corp.[a]	4,490,850	267,295,392

		601,281,281
HOUSEHOLD PRODUCTS — 1.76%
Kimberly-Clark Corp.	2,468,339	282,402,665

		282,402,665
INDUSTRIAL CONGLOMERATES — 0.49%
General Electric Co.	2,731,057	79,473,759

		79,473,759
INSURANCE — 3.74%
Arthur J Gallagher & Co.	3,266,783	157,556,944
Cincinnati Financial Corp.	2,648,673	187,473,075
Mercury General Corp.[a]	3,548,723	193,298,942
Old Republic International Corp.	3,716,682	62,663,258

		600,992,219
LEISURE PRODUCTS — 0.79%
Mattel Inc.	4,036,803	127,280,399

		127,280,399
MACHINERY — 3.34%
Caterpillar Inc.	3,792,082	316,487,164
PACCAR Inc.	4,003,665	219,881,282

		536,368,446
MEDIA — 1.77%
Cinemark Holdings Inc.	2,860,738	113,857,372
Meredith Corp.[a]	3,777,306	171,300,827

		285,158,199
METALS & MINING — 0.26%
Commercial Metals Co.	2,664,127	41,853,435

		41,853,435
MULTI-UTILITIES — 13.01%
Avista Corp.	3,068,155	127,021,617
Black Hills Corp.	2,534,755	156,774,597
CenterPoint Energy Inc.	4,565,430	104,091,804
CMS Energy Corp.	2,680,345	112,976,542
Dominion Resources Inc./VA	3,438,684	258,589,037
DTE Energy Co.	2,939,675	282,238,196
NiSource Inc.	2,456,273	57,132,910
NorthWestern Corp.[a]	2,871,896	165,277,615
Public Service Enterprise Group Inc.	3,223,720	135,654,137
SCANA Corp.	3,047,519	223,565,994

Security	Shares	Value
Sempra Energy	2,703,678	$289,563,914
WEC Energy Group Inc.	3,010,046	179,759,947

		2,092,646,310
OIL, GAS & CONSUMABLE FUELS — 8.00%
Chevron Corp.	4,077,711	427,140,227
ConocoPhillips	2,265,118	98,419,377
HollyFrontier Corp.	3,215,417	80,224,654
Occidental Petroleum Corp.	3,880,344	282,915,881
ONEOK Inc.	8,219,102	398,051,110

		1,286,751,249
PAPER & FOREST PRODUCTS — 0.88%
Domtar Corp.[a]	3,939,262	141,616,469

		141,616,469
PERSONAL PRODUCTS — 1.43%
Nu Skin Enterprises Inc. Class Aa	3,727,928	229,826,761

		229,826,761
PHARMACEUTICALS — 2.96%
Eli Lilly & Co.	2,448,845	180,822,715
Merck & Co. Inc.	3,102,324	182,168,465
Pfizer Inc.	3,566,427	113,091,400

		476,082,580
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.65%
Intel Corp.	2,978,935	103,875,463

		103,875,463
SPECIALTY RETAIL — 0.50%
Guess? Inc.	3,589,298	48,455,523
Staples Inc.	4,429,927	32,781,460

		81,236,983
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.39%
Seagate Technology PLC	6,525,077	223,875,392

		223,875,392
THRIFTS & MORTGAGE FINANCE — 0.35%
New York Community Bancorp. Inc.	3,865,401	55,507,158

		55,507,158
TOBACCO — 3.56%
Altria Group Inc.	3,176,249	210,013,584
Philip Morris International Inc.	3,759,107	362,528,279

		572,541,863

TOTAL COMMON STOCKS
(Cost: $13,382,709,217)		16,052,693,190

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	42,242,928	$42,242,928

		42,242,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,242,928)		42,242,928

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $13,424,952,145)[d]		16,094,936,118
Other Assets, Less Liabilities — (0.08)%		(12,939,707)

NET ASSETS — 100.00%		$16,081,996,411

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Affiliated money market fund.
[d]	The cost of investments for federal income tax purposes was $13,567,654,343. Net unrealized appreciation was $2,527,281,775, of which $3,006,151,310 represented gross unrealized appreciation on securities and $478,869,535 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
Bank of Hawaii Corp.	2,132,779	343,237	(86,284)	2,389,732	$179,588,360	$2,164,398	$1,286,567
Domtar Corp.	3,514,204	567,663	(142,605)	3,939,262	141,616,469	3,135,134	(20,481)
Mercury General Corp.	3,548,723	—	—	3,548,723	193,298,942	4,400,417	—
Meredith Corp.	3,452,406	324,900	—	3,777,306	171,300,827	3,578,707	—
NorthWestern Corp.	2,562,768	405,078	(95,950)	2,871,896	165,277,615	2,725,177	478,300
Nu Skin Enterprises Inc. Class A	3,316,745	546,031	(134,848)	3,727,928	229,826,761	2,493,196	1,657,546
Trustmark Corp.	3,183,310	508,991	(120,045)	3,572,256	98,880,046	1,557,166	225,877
Tupperware Brands Corp.	3,997,321	658,637	(165,108)	4,490,850	267,295,392	5,799,073	(1,345,621)
Waddell & Reed Financial Inc. Class A	5,768,975	825,398	(122,110)	6,472,263	101,743,974	5,639,435	(198,659)

					$1,548,828,386	$31,492,703	$2,083,529

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	241	Dec. 2016	Chicago Mercantile	$25,736,561	$25,547,205	$(189,356)

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2016

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,052,693,190	$—	$—	$16,052,693,190
Money market funds	42,242,928	—	—	42,242,928

Total	$16,094,936,118	$—	$—	$16,094,936,118

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(189,356)	$—	$—	$(189,356)

Total	$(189,356)	$—	$—	$(189,356)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2016

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$670,756,432	$6,059,307,851	$3,376,534,486
Affiliated (Note 2)	7,160,833	15,103,742	762,873

Total cost of investments	$677,917,265	$6,074,411,593	$3,377,297,359

Investments in securities, at fair value (Note 1):
Unaffiliated	$688,414,620	$6,285,839,646	$3,117,042,616
Affiliated (Note 2)	7,370,422	15,103,742	762,873

Total fair value of investments	695,785,042	6,300,943,388	3,117,805,489
Foreign currency, at value[a]	—	—	11,785,621
Cash pledged to broker	72,400	513,600	—
Receivables:
Investment securities sold	32	—	—
Dividends and interest	843,987	14,768,572	2,575,940
Capital shares sold	—	34,235	—
Tax reclaims	—	—	2,628,708
Foreign withholding tax claims (Note 8)	—	—	4,275,083

Total Assets	696,701,461	6,316,259,795	3,139,070,841

LIABILITIES
Payables:
Investment securities purchased	213,629	17,009,292	1,863,829
Capital shares redeemed	—	68,330	—
Futures variation margin	2,960	21,090	—
Professional fees (Note 8)	—	—	42,751
Investment advisory fees (Note 2)	48,439	458,608	1,329,194

Total Liabilities	265,028	17,557,320	3,235,774

NET ASSETS	$696,436,433	$6,298,702,475	$3,135,835,067

Net assets consist of:
Paid-in capital	$674,516,724	$6,266,591,801	$3,952,081,389
Undistributed (distributions in excess of) net investment income	757,928	11,272,516	(13,216,288)
Undistributed net realized gain (accumulated net realized loss)	3,317,723	(205,605,722)	(543,269,530)
Net unrealized appreciation (depreciation)	17,844,058	226,443,880	(259,760,504)

NET ASSETS	$696,436,433	$6,298,702,475	$3,135,835,067

Shares outstanding[b]	25,600,000	79,450,000	107,750,000

Net asset value per share	$27.20	$79.28	$29.10

[a]	Cost of foreign currency: $ —, $ — and $11,816,418, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2016

iShares Select Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$12,103,432,231
Affiliated (Note 2)	1,321,519,914

Total cost of investments	$13,424,952,145

Investments in securities, at fair value (Note 1):
Unaffiliated	$14,503,864,804
Affiliated (Note 2)	1,591,071,314

Total fair value of investments	16,094,936,118
Cash pledged to broker	1,085,200
Receivables:
Dividends and interest	21,090,338

Total Assets	16,117,111,656

LIABILITIES
Payables:
Investment securities purchased	29,742,826
Futures variation margin	44,585
Investment advisory fees (Note 2)	5,327,834

Total Liabilities	35,115,245

NET ASSETS	$16,081,996,411

Net assets consist of:
Paid-in capital	$14,821,965,536
Undistributed net investment income	3,591,560
Accumulated net realized loss	(1,413,355,302)
Net unrealized appreciation	2,669,794,617

NET ASSETS	$16,081,996,411

Shares outstanding[a]	191,350,000

Net asset value per share	$84.04

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,649,710	$109,875,604	$68,406,724
Dividends — affiliated (Note 2)	67,370	16,666	3,658
Interest — unaffiliated	45	1,147	—
Securities lending income — affiliated — net (Note 2)	109	445,499	89,063
Foreign withholding tax claims (Note 8)	—	—	4,275,083

Total investment income	7,717,234	110,338,916	72,774,528

EXPENSES
Investment advisory fees (Note 2)	327,458	3,485,041	7,361,377
Professional fees (Note 8)	—	—	42,751

Total expenses	327,458	3,485,041	7,404,128

Net investment income	7,389,776	106,853,875	65,370,400

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,878,850)	(74,864,499)	(30,143,453)
Investments — affiliated (Note 2)	(14,266)	—	—
In-kind redemptions — unaffiliated	16,217,484	83,081,507	—
In-kind redemptions — affiliated (Note 2)	93,161	—	—
Futures contracts	31,592	1,471,244	—
Foreign currency transactions	—	—	(657,625)
Realized gain distributions from affiliated funds	2	9	2

Net realized gain (loss)	14,449,123	9,688,261	(30,801,076)

Net change in unrealized appreciation/depreciation on:
Investments	(8,251,704)	(14,654,403)	(15,981,910)
Futures contracts	(27,588)	(388,935)	—
Translation of assets and liabilities in foreign currencies	—	—	(394,082)

Net change in unrealized appreciation/depreciation	(8,279,292)	(15,043,338)	(16,375,992)

Net realized and unrealized gain (loss)	6,169,831	(5,355,077)	(47,177,068)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,559,607	$101,498,798	$18,193,332

[a]	Net of foreign withholding tax of $488, $2,770 and $5,786,003, respectively.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2016

iShares Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$252,280,895
Dividends — affiliated (Note 2)	31,532,413
Interest — unaffiliated	2,598
Securities lending income — affiliated — net (Note 2)	2,770,043

Total investment income	286,585,949

EXPENSES
Investment advisory fees (Note 2)	31,093,122

Total expenses	31,093,122

Net investment income	255,492,827

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	19,760,920
Investments — affiliated (Note 2)	(2,779,277)
In-kind redemptions — unaffiliated	109,907,106
In-kind redemptions — affiliated (Note 2)	4,862,806
Futures contracts	1,292,502
Realized gain distributions from affiliated funds	125

Net realized gain	133,044,182

Net change in unrealized appreciation/depreciation on:
Investments	216,310,206
Futures contracts	(771,905)

Net change in unrealized appreciation/depreciation	215,538,301

Net realized and unrealized gain	348,582,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$604,075,310

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Dividend Growth ETF		iShares Core High Dividend ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,389,776	$7,219,351	$106,853,875	$159,956,308
Net realized gain (loss)	14,449,123	(9,021,104)	9,688,261	(61,720,674)
Net change in unrealized appreciation/depreciation	(8,279,292)	23,408,511	(15,043,338)	165,199,596

Net increase in net assets resulting from operations	13,559,607	21,606,758	101,498,798	263,435,230

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,155,758)	(6,924,753)	(101,954,550)	(167,183,051)

Total distributions to shareholders	(7,155,758)	(6,924,753)	(101,954,550)	(167,183,051)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	319,377,699	313,360,709	1,709,974,037	1,368,869,927
Cost of shares redeemed	(106,300,230)	(19,714,275)	(487,768,644)	(1,246,387,730)

Net increase in net assets from capital share transactions	213,077,469	293,646,434	1,222,205,393	122,482,197

INCREASE IN NET ASSETS	219,481,318	308,328,439	1,221,749,641	218,734,376

NET ASSETS
Beginning of period	476,955,115	168,626,676	5,076,952,834	4,858,218,458

End of period	$696,436,433	$476,955,115	$6,298,702,475	$5,076,952,834

Undistributed net investment income included in net assets at end of period	$757,928	$523,910	$11,272,516	$6,373,191

SHARES ISSUED AND REDEEMED
Shares sold	11,650,000	12,250,000	21,050,000	18,050,000
Shares redeemed	(3,900,000)	(800,000)	(6,000,000)	(16,600,000)

Net increase in shares outstanding	7,750,000	11,450,000	15,050,000	1,450,000

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Select Dividend ETF		iShares Select Dividend ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$65,370,400	$159,903,437	$255,492,827	$459,222,146
Net realized gain (loss)	(30,801,076)	(320,461,063)	133,044,182	921,184,326
Net change in unrealized appreciation/depreciation	(16,375,992)	(346,934,811)	215,538,301	(299,624,176)

Net increase (decrease) in net assets resulting from operations	18,193,332	(507,492,437)	604,075,310	1,080,782,296

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(86,685,973)	(168,115,003)	(252,793,878)	(471,155,295)

Total distributions to shareholders	(86,685,973)	(168,115,003)	(252,793,878)	(471,155,295)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	466,936,771	163,062,320	1,463,302,147	1,822,518,831
Cost of shares redeemed	—	(1,362,620,494)	(377,947,352)	(2,639,890,148)

Net increase (decrease) in net assets from capital share transactions	466,936,771	(1,199,558,174)	1,085,354,795	(817,371,317)

INCREASE (DECREASE) IN NET ASSETS	398,444,130	(1,875,165,614)	1,436,636,227	(207,744,316)

NET ASSETS
Beginning of period	2,737,390,937	4,612,556,551	14,645,360,184	14,853,104,500

End of period	$3,135,835,067	$2,737,390,937	$16,081,996,411	$14,645,360,184

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,216,288)	$8,099,285	$3,591,560	$892,611

SHARES ISSUED AND REDEEMED
Shares sold	16,050,000	5,400,000	17,300,000	23,000,000
Shares redeemed	—	(45,150,000)	(4,450,000)	(34,150,000)

Net increase (decrease) in shares outstanding	16,050,000	(39,750,000)	12,850,000	(11,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core Dividend Growth ETF

	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Period from Jun. 10, 2014[a] to Apr. 30, 2015
Net asset value, beginning of period	$26.72	$26.35	$24.96

Income from investment operations:
Net investment income[b]	0.35	0.67	0.53
Net realized and unrealized gain[c]	0.48	0.34	1.29

Total from investment operations	0.83	1.01	1.82

Less distributions from:
Net investment income	(0.35)	(0.64)	(0.43)

Total distributions	(0.35)	(0.64)	(0.43)

Net asset value, end of period	$27.20	$26.72	$26.35

Total return	3.10%[d]	3.95%	7.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$696,436	$476,955	$168,627
Ratio of expenses to average net assets[e]	0.11%	0.10%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.12%	0.12%
Ratio of net investment income to average net assets[e]	2.55%	2.62%	2.31%
Portfolio turnover rate[f]	8%	45%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$78.83	$77.18	$73.80	$68.58	$57.95	$52.88

Income from investment operations:
Net investment income[a]	1.43	2.70	2.71	2.27	2.11	2.10
Net realized and unrealized gain[b]	0.39	1.79	3.27	5.21	10.63	4.41

Total from investment operations	1.82	4.49	5.98	7.48	12.74	6.51

Less distributions from:
Net investment income	(1.37)	(2.84)	(2.60)	(2.26)	(2.11)	(1.44)

Total distributions	(1.37)	(2.84)	(2.60)	(2.26)	(2.11)	(1.44)

Net asset value, end of period	$79.28	$78.83	$77.18	$73.80	$68.58	$57.95

Total return	2.28%[c]	6.12%	8.21%	11.20%	22.49%	12.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,298,702	$5,076,953	$4,858,218	$3,542,299	$3,518,312	$1,445,926
Ratio of expenses to average net assets[d]	0.11%	0.12%	0.14%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.49%	3.63%	3.57%	3.29%	3.45%	3.82%
Portfolio turnover rate[e]	25%	74%	63%	47%	43%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$29.85	$35.09	$39.73	$36.07	$31.73	$37.94

Income from investment operations:
Net investment income[a]	0.66 [b]	1.51	1.61	1.93	1.70	1.61
Net realized and unrealized gain (loss)[c]	(0.53)	(5.18)	(4.40)	3.56	4.29	(6.19)

Total from investment operations	0.13	(3.67)	(2.79)	5.49	5.99	(4.58)

Less distributions from:
Net investment income	(0.88)	(1.57)	(1.74)	(1.83)	(1.65)	(1.63)
Net realized gain	—	—	(0.11)	—	—	—

Total distributions	(0.88)	(1.57)	(1.85)	(1.83)	(1.65)	(1.63)

Net asset value, end of period	$29.10	$29.85	$35.09	$39.73	$36.07	$31.73

Total return	0.45%[b,d]	(10.37)%	(7.20)%	16.20%	19.76%	(11.95)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,135,835	$2,737,391	$4,612,557	$3,744,611	$2,059,371	$945,494
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 8)	0.50%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	4.44%[b]	4.97%	4.42%	5.27%	5.21%	5.07%
Portfolio turnover rate[f]	2%	27%	53%	55%	24%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the negative effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following decreases for the six months ended October 31, 2016:
•	Net investment income per share by $0.04.
•	Total return by 0.14%.
•	Ratio of net investment income to average net assets by 0.29%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Select Dividend ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$82.05	$78.32	$74.82	$65.47	$56.70	$53.65

Income from investment operations:
Net investment income[a]	1.38	2.57	2.43	2.18	2.17	1.94
Net realized and unrealized gain[b]	1.98	3.78	3.47	9.40	8.78	3.00

Total from investment operations	3.36	6.35	5.90	11.58	10.95	4.94

Less distributions from:
Net investment income	(1.37)	(2.62)	(2.40)	(2.23)	(2.18)	(1.89)

Total distributions	(1.37)	(2.62)	(2.40)	(2.23)	(2.18)	(1.89)

Net asset value, end of period	$84.04	$82.05	$78.32	$74.82	$65.47	$56.70

Total return	4.09%[c]	8.42%	7.97%	18.06%	19.83%	9.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,081,996	$14,645,360	$14,853,105	$13,567,826	$12,430,015	$10,296,527
Ratio of expenses to average net assets[d]	0.39%	0.39%	0.39%	0.39%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.22%	3.36%	3.16%	3.18%	3.72%	3.67%
Portfolio turnover rate[e]	6%	21%	20%	22%	13%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend Growth	Diversified
Core High Dividend	Non-diversified
International Select Dividend	Diversified
Select Dividend	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2016 and the total value of the related cash collateral are disclosed in the statements assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Core Dividend Growth ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. Prior to October 5, 2016, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Core High Dividend ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. Prior to October 5, 2016, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares International Select Dividend ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $12 billion
0.4750	[a]	Over $12 billion, up to and including $18 billion[b]
0.4513	[a]	Over $18 billion, up to and including $24 billion[b]
0.4287	[a]	Over $24 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added or amended effective July 1, 2016.

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $46 billion
0.3800	[a]	Over $46 billion, up to and including $81 billion
0.3610	[a]	Over $81 billion, up to and including $111 billion
0.3430	[a]	Over $111 billion, up to and including $141 billion
0.3259	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Core Dividend Growth ETF, iShares Core High Dividend ETF and iShares Select Dividend ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Select Dividend ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013,

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core Dividend Growth	$45
Core High Dividend	176,356
International Select Dividend	18,504
Select Dividend	1,113,065

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core High Dividend	$56,937,185	$555,519,989
International Select Dividend	2,766,886	200,458
Select Dividend	3,163,886	33,919,932

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Core Dividend Growth	$50,118,547	$47,743,967
Core High Dividend	1,515,830,495	1,500,285,144
International Select Dividend	99,194,977	62,185,843
Select Dividend	939,600,916	881,271,639

In-kind transactions (see Note 4) for the six months ended October 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend Growth	$315,841,229	$105,594,110
Core High Dividend	1,698,627,765	484,414,771
International Select Dividend	406,866,533	—
Select Dividend	1,403,442,867	360,059,369

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of October 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Variation margin / Net assets consist of — net unrealized appreciation (depreciation)[a]	$23,719	$87,915	$189,356

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended October 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$31,592	$1,471,244	$1,292,502

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$(27,588)	$(388,935)	$(771,905)

The following table shows the average quarter-end balances of open futures contracts for the six months ended October 31, 2016:

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Average value of contracts purchased	$1,345,820	$17,043,283	$32,511,128

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by virtue of its investment in equity, fixed income and/or financial derivative instruments or indirectly by virtue of its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
Core Dividend Growth	$1,201,844	$—	$1,201,844
Core High Dividend	100,327,722	—	100,327,722
International Select Dividend	210,195,910	—	210,195,910
Select Dividend	—	1,402,636,463	1,402,636,463

[a]	Must be utilized prior to losses subject to expiration

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Select Dividend ETF intends to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core Dividend Growth ETF and iShares Core High Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares International Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal, in a manner more favorable to the Fund, regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Dividend Growth	$0.330332	$—	$0.016540	$0.346872	95%	—%	5%	100%
Core High Dividend	1.305499	—	0.061545	1.367044	95	—	5	100
International Select Dividend	0.742704	—	0.139024	0.881728	84	—	16	100
Select Dividend	1.289651	—	0.078256	1.367907	94	—	6	100

SUPPLEMENTAL INFORMATION	59

Notes:

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS	61

Notes:

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-406-1016

OCTOBER 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Morningstar Large-Cap ETF | JKD | NYSE Arca
➢	iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca
➢	iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca
➢	iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca
➢	iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca
➢	iShares Morningstar Mid-Cap Value ETF | JKI | NASDAQ
➢	iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca
➢	iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca
➢	iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP ETF

Performance as of October 31, 2016

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 6.12%, net of fees, while the total return for the Index was 6.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.07%	7.08%	7.23%	7.07%	7.08%	7.23%
5 Years	14.86%	14.87%	15.11%	99.90%	100.00%	102.08%
10 Years	7.75%	7.74%	7.95%	110.85%	110.79%	114.96%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.20	$1.04	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Information Technology	27.62%
Health Care	18.94
Industrials	16.18
Financials	12.22
Consumer Staples	10.04
Consumer Discretionary	4.58
Energy	3.64
Materials	2.69
Utilities	2.50
Real Estate	1.31
Telecommunication Services	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Apple Inc.	11.11%
Microsoft Corp.	8.49
Johnson & Johnson	4.65
General Electric Co.	4.62
Berkshire Hathaway Inc. Class B	4.57
Intel Corp.	3.01
PepsiCo Inc.	2.82
Citigroup Inc.	2.61
Altria Group Inc.	2.37
Oracle Corp.	2.12

TOTAL	46.37%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

Performance as of October 31, 2016

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 2.52%, net of fees, while the total return for the Index was 2.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.56)%	(2.53)%	(2.36)%	(2.56)%	(2.53)%	(2.36)%
5 Years	13.27%	13.29%	13.55%	86.47%	86.58%	88.78%
10 Years	7.57%	7.57%	7.83%	107.36%	107.42%	112.51%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.20	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Information Technology	31.82%
Consumer Discretionary	29.87
Health Care	16.40
Consumer Staples	6.17
Real Estate	5.80
Financials	4.72
Industrials	2.29
Materials	2.02
Energy	0.59
Telecommunication Services	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Amazon.com Inc.	6.08%
Facebook Inc. Class A	5.96
Alphabet Inc. Class A	4.67
Alphabet Inc. Class C	4.54
Visa Inc. Class A	3.05
Home Depot Inc. (The)	2.95
Comcast Corp. Class A	2.91
Walt Disney Co. (The)	2.68
UnitedHealth Group Inc.	2.63
MasterCard Inc. Class A	2.01

TOTAL	37.48%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

Performance as of October 31, 2016

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 3.72%, net of fees, while the total return for the Index was 3.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.89%	7.89%	8.18%	7.89%	7.89%	8.18%
5 Years	11.53%	11.52%	11.81%	72.54%	72.52%	74.77%
10 Years	3.80%	3.79%	4.05%	45.18%	45.11%	48.78%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.20	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Financials	23.85%
Energy	17.44
Consumer Staples	16.13
Health Care	8.89
Telecommunication Services	8.31
Information Technology	7.94
Industrials	7.33
Utilities	6.15
Consumer Discretionary	1.79
Materials	1.73
Real Estate	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	6.80%
JPMorgan Chase & Co.	4.92
Procter & Gamble Co. (The)	4.56
AT&T Inc.	4.45
Wells Fargo & Co.	4.11
Chevron Corp.	3.89
Verizon Communications Inc.	3.86
Pfizer Inc.	3.79
Bank of America Corp.	3.31
Coca-Cola Co. (The)	3.24

TOTAL	42.93%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP ETF

Performance as of October 31, 2016

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 2.99%, net of fees, while the total return for the Index was 3.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.95%	2.95%	3.17%	2.95%	2.95%	3.17%
5 Years	13.51%	13.52%	13.77%	88.48%	88.52%	90.57%
10 Years	7.99%	7.99%	8.22%	115.66%	115.76%	120.36%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.90	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Consumer Discretionary	17.38%
Industrials	17.10
Real Estate	13.09
Information Technology	12.51
Financials	10.14
Consumer Staples	9.20
Health Care	8.13
Materials	7.57
Energy	2.54
Utilities	2.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Johnson Controls International PLC	2.38%
Tyson Foods Inc. Class A	1.32
Analog Devices Inc.	1.23
Newmont Mining Corp.	1.23
WEC Energy Group Inc.	1.18
Ingersoll-Rand PLC	1.09
Stanley Black & Decker Inc.	1.07
Willis Towers Watson PLC	1.02
Dr Pepper Snapple Group Inc.	1.02
Nucor Corp.	0.97

TOTAL	12.51%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

Performance as of October 31, 2016

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 1.86%, net of fees, while the total return for the Index was 2.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.52)%	(0.50)%	(0.29)%	(0.52)%	(0.50)%	(0.29)%
5 Years	10.44%	10.43%	10.68%	64.28%	64.22%	66.08%
10 Years	7.09%	6.99%	7.34%	98.40%	96.45%	103.01%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.60	$1.53	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Information Technology	28.97%
Industrials	16.95
Consumer Discretionary	16.24
Health Care	14.77
Financials	6.84
Real Estate	6.65
Materials	2.89
Consumer Staples	2.89
Energy	2.58
Telecommunication Services	1.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

NVIDIA Corp.	2.71%
LinkedIn Corp. Class A	1.61
FleetCor Technologies Inc.	1.51
Amphenol Corp. Class A	1.45
Dollar Tree Inc.	1.27
Paychex Inc.	1.26
CR Bard Inc.	1.13
Expedia Inc.	1.11
Incyte Corp.	1.08
Vulcan Materials Co.	1.07

TOTAL	14.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

Performance as of October 31, 2016

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 6.22%, net of fees, while the total return for the Index was 6.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.65%	11.73%	12.00%	11.65%	11.73%	12.00%
5 Years	15.55%	15.57%	15.88%	106.03%	106.18%	108.99%
10 Years	7.39%	7.39%	7.69%	104.06%	103.91%	109.79%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,062.20	$1.56	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Financials	21.90%
Utilities	13.68
Information Technology	12.74
Energy	12.33
Industrials	10.54
Consumer Discretionary	10.28
Materials	9.01
Consumer Staples	4.33
Real Estate	2.46
Telecommunication Services	1.59
Health Care	1.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

ConAgra Foods Inc.	1.38%
Williams Companies Inc. (The)	1.37
Devon Energy Corp.	1.37
M&T Bank Corp.	1.33
International Paper Co.	1.27
Concho Resources Inc.	1.24
Micron Technology Inc.	1.23
Eversource Energy	1.20
DTE Energy Co.	1.19
Hartford Financial Services Group Inc. (The)	1.17

TOTAL	12.75%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP ETF

Performance as of October 31, 2016

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 4.79%, net of fees, while the total return for the Index was 4.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.44%	6.49%	6.53%	6.44%	6.49%	6.53%
5 Years	12.21%	12.22%	12.32%	77.90%	77.94%	78.77%
10 Years	6.46%	6.46%	6.59%	87.04%	87.02%	89.25%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.90	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Financials	18.43%
Industrials	17.37
Real Estate	15.85
Information Technology	14.81
Consumer Discretionary	12.30
Health Care	7.82
Materials	5.27
Consumer Staples	3.92
Energy	2.16
Utilities	1.94
Telecommunication Services	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Coty Inc. Class A	1.98%
Microsemi Corp.	0.87
Medical Properties Trust Inc.	0.82
Healthcare Trust of America Inc. Class A	0.77
STORE Capital Corp.	0.77
BWX Technologies Inc.	0.74
Curtiss-Wright Corp.	0.73
TESARO Inc.	0.73
Gramercy Property Trust	0.71
Alere Inc.	0.71

TOTAL	8.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

Performance as of October 31, 2016

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 3.84%, net of fees, while the total return for the Index was 3.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.26%	0.29%	0.34%	0.26%	0.29%	0.34%
5 Years	10.76%	10.77%	10.77%	66.70%	66.73%	66.75%
10 Years	6.89%	6.89%	7.00%	94.63%	94.66%	96.64%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.40	$1.54	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Information Technology	29.18%
Health Care	20.05
Consumer Discretionary	12.31
Real Estate	11.67
Industrials	10.80
Financials	5.64
Energy	4.94
Consumer Staples	2.97
Materials	1.53
Telecommunication Services	0.61
Utilities	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Parsley Energy Inc. Class A	0.98%
American Homes 4 Rent Class A	0.93
Cognex Corp.	0.89
DCT Industrial Trust Inc.	0.86
WEX Inc.	0.85
Aspen Technology Inc.	0.82
Eagle Materials Inc.	0.79
Pool Corp.	0.79
Bio-Techne Corp.	0.79
Cepheid	0.79

TOTAL	8.49%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

Performance as of October 31, 2016

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 4.05%, net of fees, while the total return for the Index was 4.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.96%	8.02%	8.03%	7.96%	8.02%	8.03%
5 Years	12.68%	12.69%	12.88%	81.65%	81.72%	83.26%
10 Years	7.16%	7.16%	7.39%	99.68%	99.62%	103.97%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.50	$1.54	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Financials	23.85%
Industrials	13.86
Consumer Discretionary	12.29
Information Technology	11.07
Utilities	9.57
Energy	7.73
Materials	7.18
Real Estate	6.70
Consumer Staples	4.34
Health Care	2.81
Telecommunication Services	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Leidos Holdings Inc.	1.17%
Advanced Micro Devices Inc.	1.05
Validus Holdings Ltd.	0.84
Jabil Circuit Inc.	0.81
IDACORP Inc.	0.78
Oshkosh Corp.	0.78
Portland General Electric Co.	0.77
Communications Sales & Leasing Inc.	0.76
Allied World Assurance Co. Holdings AG (Switzerland)	0.76
QEP Resources Inc.	0.76

TOTAL	8.48%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2016 and held through October 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 4.24%
Boeing Co. (The)	69,015	$9,829,806
General Dynamics Corp.	34,605	5,216,358
Lockheed Martin Corp.	30,168	7,432,792
Northrop Grumman Corp.	21,609	4,948,461

		27,427,417
AIR FREIGHT & LOGISTICS — 0.80%
FedEx Corp.	29,495	5,141,568

		5,141,568
AIRLINES — 0.59%
Delta Air Lines Inc.	91,435	3,819,240

		3,819,240
AUTO COMPONENTS — 0.34%
Delphi Automotive PLC	33,979	2,211,014

		2,211,014
BANKS — 3.93%
Citigroup Inc.	342,495	16,833,629
U.S. Bancorp.	191,834	8,586,490

		25,420,119
BEVERAGES — 3.19%
Molson Coors Brewing Co. Class B	23,004	2,388,045
PepsiCo Inc.	169,865	18,209,528

		20,597,573
BIOTECHNOLOGY — 3.60%
AbbVie Inc.	193,110	10,771,676
Amgen Inc.	88,562	12,501,412

		23,273,088
CAPITAL MARKETS — 1.22%
Morgan Stanley	174,819	5,868,674
T Rowe Price Group Inc.	31,456	2,013,498

		7,882,172
CHEMICALS — 2.56%
EI du Pont de Nemours & Co.	104,560	7,192,682
Monsanto Co.	52,748	5,315,416
Praxair Inc.	34,698	4,061,748

		16,569,846
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Waste Management Inc.	50,111	3,290,288

		3,290,288

Security	Shares	Value
CONSUMER FINANCE — 0.96%
American Express Co.	93,148	$6,186,890

		6,186,890
DIVERSIFIED FINANCIAL SERVICES — 4.57%
Berkshire Hathaway Inc. Class Ba	204,551	29,516,709

		29,516,709
ELECTRIC UTILITIES — 1.11%
NextEra Energy Inc.	55,903	7,155,584

		7,155,584
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.43%
TE Connectivity Ltd.	44,136	2,774,830

		2,774,830
ENERGY EQUIPMENT & SERVICES — 2.72%
Halliburton Co.	102,077	4,695,542
Schlumberger Ltd.	164,291	12,852,485

		17,548,027
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.31%
Equity Residential	42,835	2,645,061
Ventas Inc.	41,049	2,781,070
Welltower Inc.	44,088	3,021,351

		8,447,482
FOOD & STAPLES RETAILING — 0.47%
Sysco Corp.	63,064	3,034,640

		3,034,640
FOOD PRODUCTS — 1.99%
General Mills Inc.	72,424	4,488,839
Mondelez International Inc. Class A	185,685	8,344,684

		12,833,523
HEALTH CARE EQUIPMENT & SUPPLIES — 5.65%
Abbott Laboratories	175,911	6,902,748
Baxter International Inc.	59,884	2,849,880
Boston Scientific Corp.[a]	166,210	3,656,620
Medtronic PLC	163,608	13,419,128
St. Jude Medical Inc.	35,323	2,749,542
Stryker Corp.	37,737	4,352,963
Zimmer Biomet Holdings Inc.	24,652	2,598,321

		36,529,202
HEALTH CARE PROVIDERS & SERVICES — 3.38%
Aetna Inc.	41,106	4,412,729
Anthem Inc.	31,085	3,788,018
Cardinal Health Inc.	39,371	2,704,394

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2016

Security	Shares	Value
Express Scripts Holding Co.[a]	75,981	$5,121,120
HCA Holdings Inc.[a]	36,495	2,792,962
Humana Inc.	17,451	2,993,370

		21,812,593
HOTELS, RESTAURANTS & LEISURE — 0.41%
Las Vegas Sands Corp.	45,478	2,632,267

		2,632,267
HOUSEHOLD DURABLES — 0.44%
Newell Brands Inc.	59,459	2,855,221

		2,855,221
HOUSEHOLD PRODUCTS — 1.18%
Colgate-Palmolive Co.	106,515	7,600,910

		7,600,910
INDUSTRIAL CONGLOMERATES — 7.99%
3M Co.	71,667	11,846,555
General Electric Co.	1,025,476	29,841,351
Honeywell International Inc.	90,470	9,922,750

		51,610,656
INSURANCE — 1.53%
Aon PLC	32,532	3,605,521
Marsh & McLennan Companies Inc.	63,140	4,002,445
Progressive Corp. (The)	73,008	2,300,482

		9,908,448
MACHINERY — 0.68%
Illinois Tool Works Inc.	38,782	4,404,472

		4,404,472
MEDIA — 2.65%
Charter Communications Inc. Class Aa	25,972	6,490,143
Omnicom Group Inc.	29,635	2,365,466
Time Warner Inc.	92,817	8,259,785

		17,115,394
METALS & MINING — 0.12%
Southern Copper Corp.	28,180	800,030

		800,030
MULTI-UTILITIES — 1.39%
Dominion Resources Inc./VA	75,358	5,666,922
Sempra Energy	30,702	3,288,184

		8,955,106
MULTILINE RETAIL — 0.74%
Target Corp.	69,573	4,781,752

		4,781,752

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.92%
EOG Resources Inc.	65,842	$5,953,434

		5,953,434
PHARMACEUTICALS — 6.29%
Eli Lilly & Co.	115,682	8,541,959
Johnson & Johnson	258,547	29,988,867
Mylan NVa	57,483	2,098,129

		40,628,955
ROAD & RAIL — 1.35%
Union Pacific Corp.	99,205	8,747,897

		8,747,897
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.46%
Applied Materials Inc.	131,909	3,835,914
Intel Corp.	558,066	19,459,761
QUALCOMM Inc.	174,754	12,009,095

		35,304,770
SOFTWARE — 10.60%
Microsoft Corp.	914,420	54,792,047
Oracle Corp.	356,255	13,687,317

		68,479,364
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.10%
Apple Inc.	631,860	71,741,384

		71,741,384
TOBACCO — 3.21%
Altria Group Inc.	231,053	15,277,224
Reynolds American Inc.	99,830	5,498,637

		20,775,861
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
T-Mobile U.S. Inc.[a]	36,777	1,828,920

		1,828,920

TOTAL COMMON STOCKS
(Cost: $558,560,761)		645,596,646

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	325,130	$325,130

		325,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $325,130)		325,130

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $558,885,891)[d]		645,921,776
Other Assets, Less Liabilities — 0.04%		246,953

NET ASSETS — 100.00%		$646,168,729

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $561,280,347. Net unrealized appreciation was $84,641,429, of which $99,449,294 represented gross unrealized appreciation on securities and $14,807,865 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$645,596,646	$—	$—	$645,596,646
Money market funds	325,130	—	—	325,130

Total	$645,921,776	$—	$—	$645,921,776

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 1.46%
United Parcel Service Inc. Class B	101,105	$10,895,075

		10,895,075
AIRLINES — 0.49%
Southwest Airlines Co.	90,646	3,630,372

		3,630,372
AUTOMOBILES — 0.44%
Tesla Motors Inc.[a,b]	16,736	3,309,209

		3,309,209
BEVERAGES — 1.18%
Brown-Forman Corp. Class A	8,426	408,661
Brown-Forman Corp. Class B	26,740	1,234,586
Constellation Brands Inc. Class A	25,912	4,330,413
Monster Beverage Corp.[a]	19,752	2,851,004

		8,824,664
BIOTECHNOLOGY — 4.20%
Alexion Pharmaceuticals Inc.[a]	32,799	4,280,270
Biogen Inc.[a]	32,052	8,980,329
Celgene Corp.[a]	113,363	11,583,431
Regeneron Pharmaceuticals Inc.[a]	11,030	3,805,571
Vertex Pharmaceuticals Inc.[a]	36,213	2,747,118

		31,396,719
CAPITAL MARKETS — 4.71%
Bank of New York Mellon Corp. (The)	156,246	6,760,764
BlackRock Inc.[c]	17,855	6,092,840
Charles Schwab Corp. (The)	175,955	5,577,774
CME Group Inc.	49,523	4,957,252
Intercontinental Exchange Inc.	17,411	4,707,760
Moody’s Corp.	24,451	2,457,815
S&P Global Inc.	38,613	4,704,994

		35,259,199
CHEMICALS — 2.02%
Air Products & Chemicals Inc.	31,687	4,227,680
Ecolab Inc.	38,377	4,381,502
PPG Industries Inc.	38,912	3,623,875
Sherwin-Williams Co. (The)	11,726	2,871,228

		15,104,285
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
Level 3 Communications Inc.[a]	42,649	2,394,741

		2,394,741

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.79%
American Tower Corp.	62,258	$7,296,015
AvalonBay Communities Inc.	20,082	3,437,637
Boston Properties Inc.	22,488	2,709,354
Crown Castle International Corp.	49,335	4,488,992
Equinix Inc.[b]	10,391	3,712,496
General Growth Properties Inc.	85,339	2,129,208
Prologis Inc.	77,070	4,019,971
Public Storage	21,818	4,662,943
Simon Property Group Inc.	45,965	8,547,651
Vornado Realty Trust	25,111	2,329,799

		43,334,066
FOOD & STAPLES RETAILING — 4.40%
Costco Wholesale Corp.	64,078	9,475,214
CVS Health Corp.	155,930	13,113,713
Walgreens Boots Alliance Inc.	125,066	10,346,710

		32,935,637
FOOD PRODUCTS — 0.20%
Hormel Foods Corp.	39,483	1,520,096

		1,520,096
HEALTH CARE EQUIPMENT & SUPPLIES — 2.53%
Becton Dickinson and Co.	31,119	5,225,191
Danaher Corp.	88,917	6,984,430
Edwards Lifesciences Corp.[a]	31,125	2,963,723
Intuitive Surgical Inc.[a]	5,629	3,783,138

		18,956,482
HEALTH CARE PROVIDERS & SERVICES — 4.03%
AmerisourceBergen Corp.	26,407	1,856,940
Cigna Corp.	37,498	4,455,887
McKesson Corp.	32,986	4,194,830
UnitedHealth Group Inc.	139,284	19,685,008

		30,192,665
HEALTH CARE TECHNOLOGY — 0.34%
Cerner Corp.[a]	44,014	2,578,340

		2,578,340
HOTELS, RESTAURANTS & LEISURE — 5.06%
Carnival Corp.	63,268	3,106,459
Hilton Worldwide Holdings Inc.	76,692	1,733,239
Marriott International Inc./MD Class A	46,830	3,217,221
McDonald’s Corp.	124,801	14,048,849

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
Starbucks Corp.	214,497	$11,383,356
Yum! Brands Inc.	51,008	4,400,970

		37,890,094
INDUSTRIAL CONGLOMERATES — 0.34%
Roper Technologies Inc.	14,809	2,566,548

		2,566,548
INTERNET & DIRECT MARKETING RETAIL — 8.55%
Amazon.com Inc.[a]	57,545	45,450,192
Netflix Inc.[a]	62,743	7,834,718
Priceline Group Inc. (The)[a]	7,261	10,704,384

		63,989,294
INTERNET SOFTWARE & SERVICES — 15.85%
Alphabet Inc. Class Aa	43,120	34,922,888
Alphabet Inc. Class Ca	43,216	33,904,681
Facebook Inc. Class Aa	339,723	44,500,316
Yahoo! Inc.[a]	127,975	5,317,361

		118,645,246
IT SERVICES — 9.66%
Accenture PLC Class A	91,053	10,584,001
Automatic Data Processing Inc.	66,763	5,812,387
Cognizant Technology Solutions Corp. Class Aa	88,699	4,554,694
Fidelity National Information Services Inc.	47,930	3,542,985
Fiserv Inc.[a]	32,126	3,163,768
MasterCard Inc. Class A	140,240	15,008,485
PayPal Holdings Inc.[a]	164,245	6,842,447
Visa Inc. Class A	275,884	22,763,189

		72,271,956
LIFE SCIENCES TOOLS & SERVICES — 1.52%
Illumina Inc.[a]	21,425	2,916,800
Thermo Fisher Scientific Inc.	57,674	8,479,808

		11,396,608
MEDIA — 6.97%
CBS Corp. Class B NVS	59,464	3,366,851
Comcast Corp. Class A	351,339	21,719,777
Sirius XM Holdings Inc.[a]	257,446	1,073,550
Twenty-First Century Fox Inc. Class A	155,504	4,085,090
Twenty-First Century Fox Inc. Class B	71,103	1,876,408
Walt Disney Co. (The)	216,230	20,042,359

		52,164,035

Security	Shares	Value
MULTILINE RETAIL — 0.35%
Dollar General Corp.	37,882	$2,617,267

		2,617,267
OIL, GAS & CONSUMABLE FUELS — 0.59%
Pioneer Natural Resources Co.	24,811	4,441,665

		4,441,665
PERSONAL PRODUCTS — 0.38%
Estee Lauder Companies Inc. (The) Class A	32,290	2,813,428

		2,813,428
PHARMACEUTICALS — 3.74%
Allergan PLC[a]	57,907	12,099,089
Bristol-Myers Squibb Co.	244,357	12,440,215
Zoetis Inc.	72,379	3,459,716

		27,999,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.71%
Broadcom Ltd.	57,853	9,851,209
Texas Instruments Inc.	146,737	10,396,316

		20,247,525
SOFTWARE — 3.55%
Activision Blizzard Inc.	99,791	4,307,977
Adobe Systems Inc.[a]	72,902	7,837,694
Electronic Arts Inc.[a]	43,957	3,451,504
Intuit Inc.	35,813	3,894,306
salesforce.com inc.[a]	94,221	7,081,650

		26,573,131
SPECIALTY RETAIL — 6.77%
AutoZone Inc.[a]	4,272	3,170,508
Home Depot Inc. (The)	180,698	22,046,963
L Brands Inc.	35,106	2,534,302
Lowe’s Companies Inc.	127,946	8,527,601
O’Reilly Automotive Inc.[a]	13,874	3,668,841
Ross Stores Inc.	57,960	3,624,818
TJX Companies Inc. (The)	96,079	7,085,826

		50,658,859
TEXTILES, APPAREL & LUXURY GOODS — 1.67%
NIKE Inc. Class B	197,221	9,896,550
VF Corp.	48,491	2,628,697

		12,525,247

TOTAL COMMON STOCKS
(Cost: $596,623,982)		747,131,473

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	4,369,583	$4,370,020
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	1,057,299	1,057,299

		5,427,319

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,427,215)		5,427,319

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $602,051,197)[g]		752,558,792
Other Assets, Less Liabilities — (0.55)%		(4,087,118)

NET ASSETS — 100.00%		$748,471,674

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $607,303,097. Net unrealized appreciation was $145,255,695, of which $168,722,751 represented gross unrealized appreciation on securities and $23,467,056 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	17,859	2,139	(2,143)	17,855	$6,092,840	$82,284	$153,412

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$747,131,473	$—	$—	$747,131,473
Money market funds	5,427,319	—	—	5,427,319

Total	$752,558,792	$—	$—	$752,558,792

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.36%
Raytheon Co.	18,151	$2,479,608
United Technologies Corp.	47,874	4,892,723

		7,372,331
AIRLINES — 0.42%
American Airlines Group Inc.	32,564	1,322,098

		1,322,098
AUTOMOBILES — 1.78%
Ford Motor Co.	240,023	2,817,870
General Motors Co.	87,422	2,762,535

		5,580,405
BANKS — 14.33%
Bank of America Corp.	627,681	10,356,736
BB&T Corp.	50,099	1,963,881
JPMorgan Chase & Co.	222,168	15,387,356
PNC Financial Services Group Inc. (The)[a]	30,225	2,889,510
SunTrust Banks Inc.	30,807	1,393,401
Wells Fargo & Co.	279,310	12,851,053

		44,841,937
BEVERAGES — 3.24%
Coca-Cola Co. (The)	238,925	10,130,420

		10,130,420
BIOTECHNOLOGY — 1.91%
Gilead Sciences Inc.	81,170	5,976,547

		5,976,547
CAPITAL MARKETS — 2.06%
Franklin Resources Inc.	21,634	728,200
Goldman Sachs Group Inc. (The)	23,194	4,134,099
State Street Corp.	22,641	1,589,625

		6,451,924
CHEMICALS — 1.73%
Dow Chemical Co. (The)	69,308	3,729,463
LyondellBasell Industries NV Class A	20,978	1,668,800

		5,398,263
COMMUNICATIONS EQUIPMENT — 3.03%
Cisco Systems Inc.	309,369	9,491,441

		9,491,441
CONSUMER FINANCE — 1.63%
Capital One Financial Corp.	31,127	2,304,643
Discover Financial Services	24,802	1,397,097

Security	Shares	Value
Synchrony Financial	48,685	$1,391,904

		5,093,644
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.30%
AT&T Inc.	378,401	13,921,373
Verizon Communications Inc.	250,727	12,059,969

		25,981,342
ELECTRIC UTILITIES — 5.27%
American Electric Power Co. Inc.	30,247	1,961,216
Duke Energy Corp.	42,375	3,390,848
Edison International	20,019	1,470,996
Exelon Corp.	56,773	1,934,256
PG&E Corp.	30,667	1,905,034
PPL Corp.	41,666	1,430,810
Southern Co. (The)	60,197	3,104,359
Xcel Energy Inc.	31,219	1,297,149

		16,494,668
ELECTRICAL EQUIPMENT — 1.21%
Eaton Corp. PLC	27,977	1,784,093
Emerson Electric Co.	39,581	2,005,965

		3,790,058
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Corning Inc.	63,840	1,449,806

		1,449,806
ENERGY EQUIPMENT & SERVICES — 0.47%
Baker Hughes Inc.	26,294	1,456,688

		1,456,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.44%
Weyerhaeuser Co.	46,003	1,376,870

		1,376,870
FOOD & STAPLES RETAILING — 2.66%
Kroger Co. (The)	58,386	1,808,798
Wal-Mart Stores Inc.	93,228	6,527,825

		8,336,623
FOOD PRODUCTS — 1.91%
Archer-Daniels-Midland Co.	35,815	1,560,460
Kellogg Co.	15,511	1,165,341
Kraft Heinz Co. (The)	36,647	3,259,751

		5,985,552
HOUSEHOLD PRODUCTS — 5.36%
Kimberly-Clark Corp.	22,120	2,530,749
Procter & Gamble Co. (The)	164,151	14,248,307

		16,779,056

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
INSURANCE — 5.80%
Aflac Inc.	25,201	$1,735,593
Allstate Corp. (The)	22,867	1,552,669
American International Group Inc.	62,561	3,860,014
Chubb Ltd.	28,606	3,632,962
MetLife Inc.	67,588	3,173,932
Prudential Financial Inc.	26,879	2,279,070
Travelers Companies Inc. (The)	17,703	1,915,111

		18,149,351
INTERNET SOFTWARE & SERVICES — 0.59%
eBay Inc.[b]	64,594	1,841,575

		1,841,575
IT SERVICES — 2.63%
International Business Machines Corp.	53,501	8,222,569

		8,222,569
MACHINERY — 2.23%
Caterpillar Inc.	35,935	2,999,135
Cummins Inc.	9,543	1,219,786
Deere & Co.	17,808	1,572,447
PACCAR Inc.	21,559	1,184,020

		6,975,388
MULTI-UTILITIES — 0.87%
Consolidated Edison Inc.	18,706	1,413,238
Public Service Enterprise Group Inc.	31,093	1,308,394

		2,721,632
OIL, GAS & CONSUMABLE FUELS — 16.95%
Anadarko Petroleum Corp.	33,564	1,995,044
Apache Corp.	23,311	1,386,538
Chevron Corp.	116,037	12,154,876
ConocoPhillips	76,177	3,309,891
Exxon Mobil Corp.	255,056	21,251,266
Kinder Morgan Inc./DE	118,080	2,412,374
Marathon Petroleum Corp.	32,490	1,416,239
Occidental Petroleum Corp.	46,987	3,425,822
Phillips 66	27,335	2,218,235
Spectra Energy Corp.	43,133	1,803,391
Valero Energy Corp.	28,395	1,682,120

		53,055,796
PHARMACEUTICALS — 6.97%
Merck & Co. Inc.	170,084	9,987,333
Pfizer Inc.	373,089	11,830,652

		21,817,985

Security	Shares	Value
ROAD & RAIL — 1.11%
CSX Corp.	58,206	$1,775,865
Norfolk Southern Corp.	18,067	1,680,231

		3,456,096
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.22%
Hewlett Packard Enterprise Co.	102,205	2,296,546
HP Inc.	105,343	1,526,420

		3,822,966
TOBACCO — 2.94%
Philip Morris International Inc.	95,420	9,202,305

		9,202,305

TOTAL COMMON STOCKS
(Cost: $294,504,886)		312,575,336

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	334,104	334,104

		334,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $334,104)		334,104

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $294,838,990)[e]		312,909,440
Other Assets, Less Liabilities — 0.01%		28,490

NET ASSETS — 100.00%		$312,937,930

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $296,641,241. Net unrealized appreciation was $16,268,199, of which $28,213,842 represented gross unrealized appreciation on securities and $11,945,643 represented gross unrealized depreciation on securities.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	27,233	4,579	(1,587)	30,225	$2,889,510	$32,786	$10,103

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$312,575,336	$—	$—	$312,575,336
Money market funds	334,104	—	—	334,104

Total	$312,909,440	$—	$—	$312,909,440

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.94%
B/E Aerospace Inc.	37,925	$2,257,296
Huntington Ingalls Industries Inc.	17,461	2,817,507
Rockwell Collins Inc.	48,487	4,088,424
Spirit AeroSystems Holdings Inc. Class Aa	48,159	2,425,287

		11,588,514
AIR FREIGHT & LOGISTICS — 0.61%
CH Robinson Worldwide Inc.	53,255	3,627,731

		3,627,731
AIRLINES — 0.56%
Alaska Air Group Inc.	45,934	3,317,354

		3,317,354
AUTO COMPONENTS — 1.84%
Autoliv Inc.	32,922	3,186,191
BorgWarner Inc.	75,162	2,693,806
Gentex Corp.	107,084	1,810,790
Lear Corp.	26,692	3,277,244

		10,968,031
BANKS — 2.59%
Commerce Bancshares Inc./MO	31,029	1,545,865
Cullen/Frost Bankers Inc.	20,652	1,569,345
East West Bancorp. Inc.	53,778	2,124,769
PacWest Bancorp.	44,949	1,950,337
People’s United Financial Inc.	116,092	1,885,334
SVB Financial Group[a]	19,420	2,374,483
Synovus Financial Corp.	45,936	1,519,104
Zions BanCorp.	76,543	2,465,450

		15,434,687
BEVERAGES — 1.02%
Dr Pepper Snapple Group Inc.	69,188	6,074,015

		6,074,015
BIOTECHNOLOGY — 0.21%
OPKO Health Inc.[a,b]	134,045	1,262,704

		1,262,704
BUILDING PRODUCTS — 2.87%
Johnson Controls International PLC	352,249	14,202,664
Owens Corning	42,825	2,089,004
USG Corp.[a,b]	33,794	850,933

		17,142,601

Security	Shares	Value
CAPITAL MARKETS — 2.58%
Ameriprise Financial Inc.	60,238	$5,324,437
Eaton Vance Corp. NVS	42,384	1,485,983
Northern Trust Corp.	79,484	5,756,231
Raymond James Financial Inc.	47,057	2,829,067

		15,395,718
CHEMICALS — 3.80%
Albemarle Corp.	41,946	3,504,588
Ashland Global Holdings Inc.	23,175	2,589,343
FMC Corp.	49,935	2,341,452
Ingevity Corp.[a]	15,645	647,703
International Flavors & Fragrances Inc.	29,702	3,884,427
NewMarket Corp.	3,456	1,385,545
RPM International Inc.	49,683	2,361,930
Scotts Miracle-Gro Co. (The) Class A	16,932	1,491,540
Valspar Corp. (The)	27,216	2,710,714
WR Grace & Co.	26,265	1,758,704

		22,675,946
COMMERCIAL SERVICES & SUPPLIES — 0.37%
KAR Auction Services Inc.	51,476	2,191,848

		2,191,848
COMMUNICATIONS EQUIPMENT — 1.72%
ARRIS International PLC[a]	71,178	1,977,325
Juniper Networks Inc.	142,911	3,764,276
Motorola Solutions Inc.	62,218	4,515,782

		10,257,383
CONSUMER FINANCE — 0.24%
Credit Acceptance Corp.[a,b]	4,691	863,613
OneMain Holdings Inc.[a]	19,574	554,727

		1,418,340
CONTAINERS & PACKAGING — 1.56%
AptarGroup Inc.	23,505	1,679,197
Avery Dennison Corp.	33,160	2,314,236
Berry Plastics Group Inc.[a]	45,390	1,985,813
Sealed Air Corp.	73,405	3,349,470

		9,328,716
DIVERSIFIED CONSUMER SERVICES — 0.31%
H&R Block Inc.	81,797	1,878,877

		1,878,877

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.81%
FNFV Group[a,b]	25,733	$310,083
Leucadia National Corp.	121,042	2,259,854
Voya Financial Inc.	74,722	2,282,757

		4,852,694
ELECTRICAL EQUIPMENT — 1.30%
Hubbell Inc.	19,209	2,007,725
Rockwell Automation Inc.	48,288	5,781,039

		7,788,764
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.66%
CDW Corp./DE	60,945	2,737,040
Flex Ltd.[a]	203,875	2,892,986
FLIR Systems Inc.	51,276	1,688,006
Trimble Inc.[a]	92,987	2,570,161

		9,888,193
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.33%
Alexandria Real Estate Equities Inc.[b]	29,098	3,137,055
American Campus Communities Inc.	48,688	2,537,132
Apartment Investment & Management Co. Class A	58,445	2,575,671
Brixmor Property Group Inc.	96,633	2,456,411
Camden Property Trust[b]	32,621	2,656,654
DDR Corp.	114,759	1,754,665
Digital Realty Trust Inc.[b]	54,805	5,120,431
Duke Realty Corp.	130,894	3,422,878
EPR Properties	23,763	1,728,045
Equity Lifestyle Properties Inc.	29,922	2,269,285
Equity One Inc.	34,307	977,750
Highwoods Properties Inc.	36,821	1,827,426
Host Hotels & Resorts Inc.[b]	277,073	4,289,090
Iron Mountain Inc.	91,362	3,081,640
Kimco Realty Corp.	156,752	4,171,171
Lamar Advertising Co. Class Ab	30,927	1,962,318
Liberty Property Trust[b]	54,760	2,213,947
National Retail Properties Inc.	54,859	2,502,668
Pinnacle Entertainment Inc.	71,955	2,362,283
Realty Income Corp.	96,490	5,716,068
Senior Housing Properties Trust	90,082	1,916,044
SL Green Realty Corp.	37,437	3,677,062
Spirit Realty Capital Inc.	178,999	2,131,878

Security	Shares	Value
Taubman Centers Inc.	22,466	$1,627,886
UDR Inc.	99,659	3,485,075
Weingarten Realty Investors	43,937	1,590,959
WP Carey Inc.	39,458	2,396,679

		73,588,171
FOOD & STAPLES RETAILING — 0.84%
Casey’s General Stores Inc.	14,634	1,653,496
Whole Foods Market Inc.	118,969	3,365,633

		5,019,129
FOOD PRODUCTS — 6.36%
AdvancePierre Foods Holdings Inc.	7,000	195,720
Campbell Soup Co.	72,563	3,943,073
Flowers Foods Inc.	67,838	1,052,846
Hershey Co. (The)	52,380	5,366,855
JM Smucker Co. (The)	43,444	5,704,632
McCormick & Co. Inc./MD	42,930	4,115,699
Mead Johnson Nutrition Co.	68,909	5,152,326
Pilgrim’s Pride Corp.	21,789	475,872
Pinnacle Foods Inc.	44,026	2,263,817
Post Holdings Inc.[a]	24,137	1,839,963
Tyson Foods Inc. Class A	110,997	7,864,137

		37,974,940
HEALTH CARE EQUIPMENT & SUPPLIES — 2.39%
DENTSPLY SIRONA Inc.	86,953	5,005,884
Hologic Inc.[a]	103,527	3,728,007
Teleflex Inc.	16,434	2,352,199
Varian Medical Systems Inc.[a,b]	34,848	3,161,759

		14,247,849
HEALTH CARE PROVIDERS & SERVICES — 2.31%
DaVita Inc.[a,b]	61,768	3,620,840
Laboratory Corp. of America Holdings[a]	38,176	4,784,980
Patterson Companies Inc.[b]	31,153	1,330,545
Universal Health Services Inc. Class B	33,622	4,058,511

		13,794,876
HOTELS, RESTAURANTS & LEISURE — 3.12%
Aramark	91,021	3,388,712
Darden Restaurants Inc.	47,101	3,051,674
MGM Resorts International[a]	177,299	4,639,915
Royal Caribbean Cruises Ltd.	62,658	4,816,520
Wyndham Worldwide Corp.	41,003	2,699,637

		18,596,458

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 3.90%
DR Horton Inc.	126,424	$3,644,804
Harman International Industries Inc.	26,044	2,075,967
Leggett & Platt Inc.	49,884	2,288,678
Lennar Corp. Class A	70,103	2,922,594
Lennar Corp. Class B	3,561	119,365
Mohawk Industries Inc.[a]	23,521	4,334,920
PulteGroup Inc.	115,409	2,146,608
Toll Brothers Inc.[a]	56,386	1,547,232
Whirlpool Corp.	28,154	4,218,032

		23,298,200
HOUSEHOLD PRODUCTS — 0.97%
Clorox Co. (The)	48,314	5,798,646

		5,798,646
INSURANCE — 3.91%
Alleghany Corp.[a]	5,552	2,865,998
AmTrust Financial Services Inc.	40,138	1,059,242
Arthur J Gallagher & Co.	66,064	3,186,267
Erie Indemnity Co. Class A	6,870	703,419
First American Financial Corp.	40,990	1,601,069
FNF Group	101,740	3,653,483
Torchmark Corp.	41,566	2,635,700
White Mountains Insurance Group Ltd.	1,892	1,569,830
Willis Towers Watson PLC	48,426	6,096,834

		23,371,842
INTERNET SOFTWARE & SERVICES — 0.30%
IAC/InterActiveCorp	27,554	1,775,580

		1,775,580
IT SERVICES — 1.15%
Alliance Data Systems Corp.[a]	21,842	4,466,034
DST Systems Inc.	12,139	1,167,286
Genpact Ltd.[a]	52,728	1,212,217

		6,845,537
LEISURE PRODUCTS — 0.83%
Brunswick Corp./DE	33,716	1,466,646
Hasbro Inc.	42,119	3,513,146

		4,979,792
LIFE SCIENCES TOOLS & SERVICES — 1.84%
Agilent Technologies Inc.	121,475	5,292,666
PerkinElmer Inc.	40,830	2,077,839
Quintiles IMS Holdings Inc.[a]	50,265	3,606,011

		10,976,516

Security	Shares	Value
MACHINERY — 5.10%
Allison Transmission Holdings Inc.	62,555	$1,832,236
Fortive Corp.	112,194	5,727,504
Ingersoll-Rand PLC	96,277	6,478,479
Pentair PLC	62,176	3,427,763
Snap-on Inc.	21,677	3,340,426
Stanley Black & Decker Inc.	56,135	6,390,408
Xylem Inc./NY	66,866	3,231,634

		30,428,450
MEDIA — 3.95%
Cinemark Holdings Inc.	39,516	1,572,737
Discovery Communications Inc. Class Aa,b	56,391	1,472,369
Discovery Communications Inc. Class C NVS[a,b]	83,679	2,101,180
DISH Network Corp. Class Aa	84,493	4,947,910
Interpublic Group of Companies Inc. (The)	149,534	3,348,066
Liberty Media Corp.-Liberty Braves Class Aa	3,240	54,918
Liberty Media Corp.-Liberty Braves Class Ca	12,470	207,875
Liberty Media Corp.-Liberty Media Class Aa	8,280	230,432
Liberty Media Corp.-Liberty Media Class Ca	16,443	450,703
Liberty Media Corp.-Liberty SiriusXM Class Aa	32,397	1,077,848
Liberty Media Corp.-Liberty SiriusXM Class Ca	65,678	2,179,853
Live Nation Entertainment Inc.[a,b]	49,352	1,365,570
News Corp. Class A	142,107	1,722,337
News Corp. Class B	44,578	552,767
Scripps Networks Interactive Inc. Class A	35,526	2,286,453

		23,571,018
METALS & MINING — 2.20%
Newmont Mining Corp.	197,999	7,333,883
Nucor Corp.	118,801	5,803,429

		13,137,312
MULTI-UTILITIES — 1.18%
WEC Energy Group Inc.	117,779	7,033,762

		7,033,762

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.54%
Cheniere Energy Inc.[a]	87,953	$3,315,828
Cimarex Energy Co.	35,447	4,577,271
Newfield Exploration Co.[a]	74,114	3,008,287
Range Resources Corp.	70,154	2,370,504
Southwestern Energy Co.[a]	184,198	1,913,817

		15,185,707
PHARMACEUTICALS — 1.38%
Endo International PLC[a]	74,097	1,389,319
Mallinckrodt PLC[a]	40,197	2,382,074
Perrigo Co. PLC	53,469	4,448,086

		8,219,479
PROFESSIONAL SERVICES — 1.25%
Nielsen Holdings PLC	125,350	5,643,257
Robert Half International Inc.	48,595	1,818,425

		7,461,682
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.75%
CBRE Group Inc. Class Aa	111,468	2,871,416
Jones Lang LaSalle Inc.	16,877	1,634,537

		4,505,953
ROAD & RAIL — 1.16%
Genesee & Wyoming Inc. Class Aa	21,398	1,453,780
Kansas City Southern	40,297	3,536,465
Old Dominion Freight Line Inc.[a,b]	25,980	1,940,186

		6,930,431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.17%
Analog Devices Inc.	114,739	7,354,770
Lam Research Corp.	59,804	5,792,616
Linear Technology Corp.	89,457	5,372,787
Maxim Integrated Products Inc.	106,097	4,204,624
Microchip Technology Inc.[b]	80,339	4,864,527
Qorvo Inc.[a,b]	47,728	2,656,063
Teradyne Inc.	75,560	1,759,792
Xilinx Inc.	94,592	4,811,895

		36,817,074
SOFTWARE — 1.51%
Nuance Communications Inc.[a]	93,074	1,304,897
PTC Inc.[a]	42,908	2,035,556
Synopsys Inc.[a]	56,476	3,349,592
VMware Inc. Class Aa,b	29,714	2,335,520

		9,025,565

Security	Shares	Value
SPECIALTY RETAIL — 2.53%
AutoNation Inc.[a,b]	24,697	$1,083,457
CarMax Inc.[a]	71,454	3,568,413
Dick’s Sporting Goods Inc.	32,862	1,828,770
Foot Locker Inc.	50,494	3,371,484
Michaels Companies Inc. (The)[a,b]	38,614	897,776
Tiffany & Co.	40,082	2,942,820
Williams-Sonoma Inc.	30,657	1,416,967

		15,109,687
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
PVH Corp.	29,940	3,202,981
Ralph Lauren Corp.	21,042	2,064,220

		5,267,201
TRADING COMPANIES & DISTRIBUTORS — 1.54%
HD Supply Holdings Inc.[a]	74,905	2,471,865
United Rentals Inc.[a,b]	32,154	2,432,772
WW Grainger Inc.	20,745	4,317,449

		9,222,086
TRANSPORTATION INFRASTRUCTURE — 0.38%
Macquarie Infrastructure Corp.	27,990	2,289,862

		2,289,862
WATER UTILITIES — 1.16%
American Water Works Co. Inc.	66,388	4,915,368
Aqua America Inc.	66,192	2,032,094

		6,947,462

TOTAL COMMON STOCKS
(Cost: $563,049,128)		596,512,383

SHORT-TERM INVESTMENTS — 3.91%

MONEY MARKET FUNDS — 3.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	22,884,592	22,886,880
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,e]	458,446	458,446

		23,345,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,343,296)		23,345,326

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.83%
(Cost: $586,392,424)[f]	$619,857,709
Other Assets, Less Liabilities — (3.83)%	(22,883,819)

NET ASSETS — 100.00%	$596,973,890

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	Affiliated money market fund.
[f]	The cost of investments for federal income tax purposes was $593,495,430. Net unrealized appreciation was $26,362,279, of which $57,427,953 represented gross unrealized appreciation on securities and $31,065,674 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$596,512,383	$—	$—	$596,512,383
Money market funds	23,345,326	—	—	23,345,326

Total	$619,857,709	$—	$—	$619,857,709

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.03%
Hexcel Corp.	12,791	$581,863
Textron Inc.	37,348	1,496,908
TransDigm Group Inc.	6,933	1,888,965

		3,967,736
AIR FREIGHT & LOGISTICS — 0.66%
Expeditors International of Washington Inc.	25,090	1,291,382

		1,291,382
BANKS — 1.76%
Bank of the Ozarks Inc.	12,609	466,029
First Republic Bank/CA	20,771	1,545,985
Investors Bancorp. Inc.	43,087	528,247
Signature Bank/New York NYa	7,433	896,122

		3,436,383
BIOTECHNOLOGY — 3.79%
Alkermes PLC[a]	20,989	1,058,056
Alnylam Pharmaceuticals Inc.[a,b]	9,877	351,621
BioMarin Pharmaceutical Inc.[a]	23,656	1,904,781
Dyax Corp.	23,054	25,590
Incyte Corp.[a]	24,222	2,106,587
Intercept Pharmaceuticals Inc.[a,b]	2,437	301,555
Ionis Pharmaceuticals Inc.[a,b]	16,785	436,074
Neurocrine Biosciences Inc.[a]	11,996	525,065
Seattle Genetics Inc.[a,b]	13,223	683,629

		7,392,958
BUILDING PRODUCTS — 2.64%
Allegion PLC	13,280	847,795
AO Smith Corp.	20,538	927,702
Fortune Brands Home & Security Inc.	21,322	1,164,821
Lennox International Inc.	5,416	790,140
Masco Corp.	45,774	1,413,501

		5,143,959
CAPITAL MARKETS — 3.82%
Affiliated Managers Group Inc.[a]	7,463	990,042
CBOE Holdings Inc.	11,250	711,112
E*TRADE Financial Corp.[a]	37,915	1,067,686
FactSet Research Systems Inc.	5,629	870,919
MarketAxess Holdings Inc.	5,209	785,309
MSCI Inc.	13,110	1,051,291
SEI Investments Co.	18,764	831,808

Security	Shares	Value
TD Ameritrade Holding Corp.	33,544	$1,147,540

		7,455,707
CHEMICALS — 0.38%
Axalta Coating Systems Ltd.[a]	29,795	748,450

		748,450
COMMERCIAL SERVICES & SUPPLIES — 1.70%
Cintas Corp.	11,841	1,263,079
Copart Inc.[a]	13,474	706,981
Rollins Inc.	13,333	410,923
Stericycle Inc.[a,b]	11,776	943,140

		3,324,123
COMMUNICATIONS EQUIPMENT — 1.87%
Arista Networks Inc.[a]	5,671	480,617
F5 Networks Inc.[a,b]	9,172	1,267,662
Palo Alto Networks Inc.[a]	12,409	1,908,877

		3,657,156
CONSTRUCTION MATERIALS — 1.90%
Martin Marietta Materials Inc.	8,793	1,630,046
Vulcan Materials Co.	18,432	2,086,503

		3,716,549
CONTAINERS & PACKAGING — 0.28%
Graphic Packaging Holding Co.	44,139	551,738

		551,738
DISTRIBUTORS — 0.70%
LKQ Corp.[a]	42,566	1,374,031

		1,374,031
DIVERSIFIED CONSUMER SERVICES — 0.90%
Bright Horizons Family Solutions Inc.[a]	6,048	404,672
Service Corp. International/U.S.	26,797	686,003
ServiceMaster Global Holdings Inc.[a]	18,749	671,027

		1,761,702
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.22%
SBA Communications Corp. Class Aa	17,260	1,955,213
Zayo Group Holdings Inc.[a]	13,450	432,821

		2,388,034
ELECTRICAL EQUIPMENT — 1.86%
Acuity Brands Inc.	6,083	1,359,976
AMETEK Inc.	32,216	1,420,726
Sensata Technologies Holding NVa	23,656	845,229

		3,625,931

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.91%
Amphenol Corp. Class A	42,769	$2,819,760
IPG Photonics Corp.[a]	5,165	501,057
National Instruments Corp.	14,639	411,209

		3,732,026
ENERGY EQUIPMENT & SERVICES — 0.30%
Core Laboratories NV	6,102	591,711

		591,711
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.13%
CubeSmart[b]	24,806	646,692
Douglas Emmett Inc.	19,859	724,854
Essex Property Trust Inc.	9,069	1,941,582
Extra Space Storage Inc.[b]	17,433	1,275,224
Federal Realty Investment Trust	9,827	1,427,175
Forest City Realty Trust Inc. Class A	29,932	646,232
Kilroy Realty Corp.	12,765	916,910
Life Storage Inc.	6,440	519,386
Macerich Co. (The)	16,719	1,183,371
Mid-America Apartment Communities Inc.	10,462	970,350
Regency Centers Corp.	14,475	1,043,213
Sun Communities Inc.[b]	8,646	665,137

		11,960,126
FOOD & STAPLES RETAILING — 0.29%
Sprouts Farmers Market Inc.[a]	19,367	428,979
U.S. Foods Holding Corp.[a]	6,379	144,165

		573,144
FOOD PRODUCTS — 1.47%
Blue Buffalo Pet Products Inc.[a]	13,076	328,469
Hain Celestial Group Inc. (The)[a,b]	14,360	522,273
TreeHouse Foods Inc.[a]	7,848	686,543
WhiteWave Foods Co. (The)[a]	24,558	1,338,166

		2,875,451
HEALTH CARE EQUIPMENT & SUPPLIES — 5.04%
ABIOMED Inc.[a]	5,538	581,435
Align Technology Inc.[a]	10,422	895,458
Cooper Companies Inc. (The)	6,753	1,188,798
CR Bard Inc.	10,176	2,204,936
DexCom Inc.[a,b]	11,618	908,992
IDEXX Laboratories Inc.[a]	12,410	1,329,607
ResMed Inc.	19,498	1,165,396

Security	Shares	Value
STERIS PLC	11,927	$796,962
West Pharmaceutical Services Inc.	10,135	770,564

		9,842,148
HEALTH CARE PROVIDERS & SERVICES — 3.42%
Acadia Healthcare Co. Inc.[a,b]	10,557	379,630
Amsurg Corp.[a,b]	7,608	454,578
Centene Corp.[a]	23,665	1,478,589
Envision Healthcare Holdings Inc.[a]	25,887	512,045
Henry Schein Inc.[a]	11,326	1,689,839
MEDNAX Inc.[a]	12,741	780,386
VCA Inc.[a]	11,194	687,983
WellCare Health Plans Inc.[a]	6,127	695,476

		6,678,526
HEALTH CARE TECHNOLOGY — 0.32%
athenahealth Inc.[a,b]	5,443	562,371
Cotiviti Holdings Inc.[a]	1,729	53,374

		615,745
HOTELS, RESTAURANTS & LEISURE — 3.19%
Chipotle Mexican Grill Inc.[a,b]	4,036	1,456,027
Domino’s Pizza Inc.	6,686	1,131,539
Dunkin’ Brands Group Inc.	12,692	613,785
Norwegian Cruise Line Holdings Ltd.[a]	22,644	880,172
Panera Bread Co. Class Aa,b	3,080	587,541
Six Flags Entertainment Corp.	11,952	665,129
Vail Resorts Inc.	5,530	881,703

		6,215,896
HOUSEHOLD DURABLES — 0.59%
NVR Inc.[a]	501	763,023
Tempur Sealy International Inc.[a,b]	7,054	381,410

		1,144,433
HOUSEHOLD PRODUCTS — 1.12%
Church & Dwight Co. Inc.	35,668	1,721,338
Spectrum Brands Holdings Inc.	3,381	457,246

		2,178,584
INDUSTRIAL CONGLOMERATES — 0.48%
Carlisle Companies Inc.	8,949	938,303

		938,303
INSURANCE — 1.17%
Brown & Brown Inc.	15,857	584,489
Markel Corp.[a]	1,939	1,701,337

		2,285,826

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 2.57%
Expedia Inc.	16,690	$2,156,849
Liberty Interactive Corp. QVC Group Series Aa	58,785	1,086,935
Liberty Ventures Series Aa	18,718	746,848
TripAdvisor Inc.[a,b]	15,826	1,020,460

		5,011,092
INTERNET SOFTWARE & SERVICES — 5.09%
Akamai Technologies Inc.[a]	24,215	1,682,216
CoStar Group Inc.[a]	4,515	844,847
LinkedIn Corp. Class Aa	16,509	3,130,106
MercadoLibre Inc.	6,116	1,027,549
Twitter Inc.[a,b]	82,402	1,479,116
VeriSign Inc.[a,b]	12,866	1,081,001
Zillow Group Inc. Class Aa	6,308	208,353
Zillow Group Inc. Class Ca,b	14,585	486,556

		9,939,744
IT SERVICES — 7.00%
Broadridge Financial Solutions Inc.	16,385	1,059,454
Euronet Worldwide Inc.[a]	7,205	573,158
FleetCor Technologies Inc.[a]	16,753	2,936,801
Gartner Inc.[a]	11,444	984,642
Global Payments Inc.	21,296	1,544,386
Jack Henry & Associates Inc.	10,876	881,174
Paychex Inc.	44,452	2,453,750
Sabre Corp.	28,481	735,664
Syntel Inc.	3,830	76,983
Total System Services Inc.	22,922	1,143,349
Vantiv Inc. Class Aa,b	21,679	1,265,186

		13,654,547
LEISURE PRODUCTS — 0.32%
Polaris Industries Inc.	8,247	631,803

		631,803
LIFE SCIENCES TOOLS & SERVICES — 1.71%
Bruker Corp.	14,799	303,231
Mettler-Toledo International Inc.[a]	3,671	1,483,378
Waters Corp.[a]	11,156	1,552,246

		3,338,855
MACHINERY — 2.83%
Graco Inc.	7,701	576,805
IDEX Corp.	10,543	911,337
Middleby Corp. (The)[a,b]	7,968	893,292
Nordson Corp.	7,362	737,157
Toro Co. (The)	15,128	724,329

Security	Shares	Value
WABCO Holdings Inc.[a]	7,257	$714,524
Wabtec Corp./DEb	12,484	965,138

		5,522,582
MEDIA — 0.44%
Liberty Broadband Corp. Class Aa	3,644	236,678
Liberty Broadband Corp. Class Ca,b	9,313	620,711

		857,389
METALS & MINING — 0.32%
Royal Gold Inc.	9,029	621,376

		621,376
MULTILINE RETAIL — 1.26%
Dollar Tree Inc.[a]	32,663	2,467,690

		2,467,690
OIL, GAS & CONSUMABLE FUELS — 2.27%
Antero Resources Corp.[a]	19,615	519,209
Cabot Oil & Gas Corp.	64,474	1,346,217
Diamondback Energy Inc.[a,b]	10,811	986,936
EQT Corp.	23,916	1,578,456

		4,430,818
PHARMACEUTICALS — 0.47%
Jazz Pharmaceuticals PLC[a]	8,385	917,906

		917,906
PROFESSIONAL SERVICES — 3.02%
Equifax Inc.	16,531	2,049,348
IHS Markit Ltd.[a]	45,749	1,683,106
TransUnion[a]	12,175	380,347
Verisk Analytics Inc. Class Aa	21,759	1,774,446

		5,887,247
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
Howard Hughes Corp. (The)[a]	4,957	544,427
Realogy Holdings Corp.	20,140	461,005

		1,005,432
ROAD & RAIL — 0.63%
AMERCO	758	244,372
JB Hunt Transport Services Inc.	12,172	993,357

		1,237,729
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.79%
Acacia Communications Inc.[a]	1,788	124,606
NVIDIA Corp.	74,114	5,273,952
Skyworks Solutions Inc.	25,971	1,998,209

		7,396,767

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
SOFTWARE — 9.26%
ANSYS Inc.[a]	12,083	$1,103,782
Autodesk Inc.[a]	27,044	1,954,740
Cadence Design Systems Inc.[a]	40,498	1,035,939
CDK Global Inc.	20,801	1,135,943
Citrix Systems Inc.[a]	21,565	1,828,712
Fortinet Inc.[a]	20,307	651,042
Guidewire Software Inc.[a,b]	10,030	576,223
Manhattan Associates Inc.[a]	9,940	503,361
NetSuite Inc.[a]	5,248	488,694
Red Hat Inc.[a]	25,082	1,942,601
ServiceNow Inc.[a]	22,779	2,002,502
Splunk Inc.[a,b]	18,409	1,108,038
SS&C Technologies Holdings Inc.	23,046	735,859
Tyler Technologies Inc.[a]	4,577	734,151
Ultimate Software Group Inc. (The)[a]	4,006	845,226
Workday Inc. Class Aa,b	16,493	1,429,613

		18,076,426
SPECIALTY RETAIL — 3.16%
Advance Auto Parts Inc.	10,207	1,429,797
Burlington Stores Inc.[a]	9,899	741,831
Signet Jewelers Ltd.	10,467	850,548
Tractor Supply Co.	18,522	1,160,033
Ulta Salon Cosmetics & Fragrance Inc.[a]	8,121	1,976,164

		6,158,373
TEXTILES, APPAREL & LUXURY GOODS — 3.09%
Carter’s Inc.	6,924	597,818
Columbia Sportswear Co.	3,758	212,853
Hanesbrands Inc.	52,356	1,345,549
lululemon athletica Inc.[a]	14,792	846,842
Michael Kors Holdings Ltd.[a]	23,415	1,189,014
Skechers U.S.A. Inc. Class Aa	18,507	389,202
Under Armour Inc. Class Aa,b	25,401	789,971
Under Armour Inc. Class Ca,b	25,526	660,103

		6,031,352
THRIFTS & MORTGAGE FINANCE — 0.08%
TFS Financial Corp.	8,278	147,514

		147,514
TRADING COMPANIES & DISTRIBUTORS — 1.07%
Fastenal Co.	40,056	1,561,383
SiteOne Landscape Supply Inc.[a]	1,353	42,187

Security	Shares	Value
Watsco Inc.	3,580	$491,498

		2,095,068

TOTAL COMMON STOCKS
(Cost: $164,718,247)		194,897,468

SHORT-TERM INVESTMENTS — 9.73%

MONEY MARKET FUNDS — 9.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	18,871,326	18,873,213
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	131,087	131,087

		19,004,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,002,457)		19,004,300

TOTAL INVESTMENTS IN SECURITIES — 109.57%
(Cost: $183,720,704)[f]		213,901,768
Other Assets, Less Liabilities — (9.57)%		(18,685,348)

NET ASSETS — 100.00%		$195,216,420

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $184,615,944. Net unrealized appreciation was $29,285,824, of which $40,172,045 represented gross unrealized appreciation on securities and $10,886,221 represented gross unrealized depreciation on securities.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$194,871,878	$—	$25,590	$194,897,468
Money market funds	19,004,300	—	—	19,004,300

Total	$213,876,178	$—	$25,590	$213,901,768

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.89%
Alcoa Inc.	69,747	$2,003,134
L-3 Communications Holdings Inc.	12,289	1,682,856
Orbital ATK Inc.	9,335	694,150

		4,380,140
AIRLINES — 1.53%
JetBlue Airways Corp.[a]	51,557	901,216
United Continental Holdings Inc.[a]	46,663	2,623,861

		3,525,077
AUTO COMPONENTS — 0.52%
Goodyear Tire & Rubber Co. (The)	41,773	1,212,670

		1,212,670
AUTOMOBILES — 0.70%
Harley-Davidson Inc.	28,454	1,622,447

		1,622,447
BANKS — 7.41%
BOK Financial Corp.	3,365	238,982
CIT Group Inc.	32,114	1,166,702
Citizens Financial Group Inc.	82,636	2,176,632
Comerica Inc.	27,682	1,441,955
Fifth Third Bancorp.	121,883	2,652,174
Huntington Bancshares Inc./OH	172,716	1,830,790
KeyCorp	172,139	2,430,603
M&T Bank Corp.	24,930	3,059,659
Regions Financial Corp.	199,680	2,138,573

		17,136,070
BEVERAGES — 0.61%
Coca-Cola European Partners PLC	36,792	1,414,285

		1,414,285
BIOTECHNOLOGY — 0.36%
United Therapeutics Corp.[a]	6,926	831,605

		831,605
CAPITAL MARKETS — 1.30%
Invesco Ltd.	65,207	1,831,664
Nasdaq Inc.	18,173	1,162,527

		2,994,191
CHEMICALS — 2.54%
Celanese Corp. Series A	23,034	1,679,639
CF Industries Holdings Inc.	37,049	889,547
Eastman Chemical Co.	23,506	1,690,316
Mosaic Co. (The)	55,734	1,311,421
Westlake Chemical Corp.	6,001	310,792

		5,881,715

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.07%
Pitney Bowes Inc.	29,680	$529,491
Republic Services Inc.	37,089	1,951,994

		2,481,485
COMMUNICATIONS EQUIPMENT — 1.41%
Brocade Communications Systems Inc.	63,831	676,609
CommScope Holding Co. Inc.[a]	26,931	822,742
Harris Corp.	19,764	1,763,146

		3,262,497
CONSTRUCTION & ENGINEERING — 1.76%
AECOM[a]	24,493	682,130
Chicago Bridge & Iron Co. NV	16,797	537,840
Fluor Corp.	22,172	1,152,722
Jacobs Engineering Group Inc.[a]	19,339	997,506
Quanta Services Inc.[a]	24,060	691,725

		4,061,923
CONSUMER FINANCE — 0.97%
Ally Financial Inc.	76,970	1,390,848
Navient Corp.	50,502	645,415
Santander Consumer USA Holdings Inc.[a]	17,729	216,294

		2,252,557
CONTAINERS & PACKAGING — 4.72%
Ball Corp.	27,713	2,135,841
Bemis Co. Inc.	15,093	735,331
Crown Holdings Inc.[a]	22,236	1,206,303
International Paper Co.	65,386	2,944,332
Packaging Corp. of America	15,001	1,237,582
Sonoco Products Co.	15,970	803,131
WestRock Co.	40,009	1,848,016

		10,910,536
DISTRIBUTORS — 0.93%
Genuine Parts Co.	23,685	2,145,624

		2,145,624
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.32%
CenturyLink Inc.	86,835	2,308,074
Frontier Communications Corp.	186,919	751,415

		3,059,489
ELECTRIC UTILITIES — 5.83%
Alliant Energy Corp.	36,180	1,376,649
Avangrid Inc.	8,878	349,882
Entergy Corp.	28,467	2,097,448
Eversource Energy	50,444	2,777,447

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
FirstEnergy Corp.	67,628	$2,318,964
Great Plains Energy Inc.	32,924	936,359
OGE Energy Corp.	31,802	987,134
Pinnacle West Capital Corp.	17,694	1,347,044
Westar Energy Inc.	22,562	1,293,254

		13,484,181
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.52%
Arrow Electronics Inc.[a]	14,537	888,502
Avnet Inc.	20,293	851,291
Ingram Micro Inc. Class A	23,846	887,071
Keysight Technologies Inc.[a]	27,075	888,060

		3,514,924
ENERGY EQUIPMENT & SERVICES — 2.27%
FMC Technologies Inc.[a]	35,933	1,159,558
Helmerich & Payne Inc.	17,210	1,086,123
National Oilwell Varco Inc.	60,070	1,928,247
Oceaneering International Inc.	15,712	373,945
Weatherford International PLC[a]	142,790	688,248

		5,236,121
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.46%
HCP Inc.[b]	74,355	2,546,659
Hospitality Properties Trust	26,212	717,160
Omega Healthcare Investors Inc.[b]	30,801	980,396
VEREIT Inc.	153,586	1,443,708

		5,687,923
FOOD & STAPLES RETAILING — 0.48%
Rite Aid Corp.[a]	166,958	1,120,288

		1,120,288
FOOD PRODUCTS — 2.63%
Bunge Ltd.	22,193	1,376,188
ConAgra Foods Inc.	66,277	3,193,226
Ingredion Inc.	11,487	1,506,750

		6,076,164
GAS UTILITIES — 1.39%
Atmos Energy Corp.	16,531	1,229,741
National Fuel Gas Co.	13,544	709,435
UGI Corp.	27,576	1,276,493

		3,215,669
HEALTH CARE PROVIDERS & SERVICES — 0.78%
Quest Diagnostics Inc.	22,116	1,801,127

		1,801,127

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.52%
Wynn Resorts Ltd.	12,639	$1,195,017

		1,195,017
HOUSEHOLD DURABLES — 0.55%
CalAtlantic Group Inc.	11,887	384,188
Garmin Ltd.	18,354	887,599

		1,271,787
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.06%
AES Corp./VA	104,901	1,234,685
Calpine Corp.[a,b]	57,229	681,025
NRG Energy Inc.	50,293	534,615

		2,450,325
INSURANCE — 10.19%
American Financial Group Inc./OH	11,628	866,286
Arch Capital Group Ltd.[a]	19,504	1,520,727
Assurant Inc.	9,592	772,348
Assured Guaranty Ltd.	21,039	628,856
Axis Capital Holdings Ltd.	14,806	843,498
Cincinnati Financial Corp.	23,827	1,686,475
Endurance Specialty Holdings Ltd.	10,233	940,924
Everest Re Group Ltd.	6,329	1,288,078
Hartford Financial Services Group Inc. (The)	61,381	2,707,516
Lincoln National Corp.	37,039	1,818,245
Loews Corp.	43,979	1,892,416
Old Republic International Corp.	38,899	655,837
Principal Financial Group Inc.	42,544	2,322,902
Reinsurance Group of America Inc.	10,201	1,100,280
RenaissanceRe Holdings Ltd.	6,342	788,247
Unum Group	37,348	1,322,119
WR Berkley Corp.	15,644	893,272
XL Group Ltd.	43,758	1,518,403

		23,566,429
IT SERVICES — 2.29%
Booz Allen Hamilton Holding Corp.	20,348	620,003
Computer Sciences Corp.	22,358	1,217,393
CSRA Inc.	23,221	582,615
Western Union Co. (The)	77,612	1,557,673
Xerox Corp.	135,478	1,323,620

		5,301,304
LEISURE PRODUCTS — 0.74%
Mattel Inc.	54,194	1,708,737

		1,708,737

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
MACHINERY — 3.30%
AGCO Corp.	10,849	$554,167
Colfax Corp.[a]	15,629	496,846
Donaldson Co. Inc.	21,213	774,699
Dover Corp.	24,695	1,651,848
Flowserve Corp.	20,765	879,398
Lincoln Electric Holdings Inc.	10,081	663,632
Parker-Hannifin Corp.	21,295	2,613,961

		7,634,551
MEDIA — 1.59%
AMC Networks Inc. Class Aa	9,588	469,141
TEGNA Inc.	34,144	669,905
Tribune Media Co.	12,370	403,262
Viacom Inc. Class A	1,493	63,154
Viacom Inc. Class B NVS	55,236	2,074,664

		3,680,126
METALS & MINING — 1.75%
Freeport-McMoRan Inc.	194,379	2,173,157
Reliance Steel & Aluminum Co.	11,557	794,891
Steel Dynamics Inc.	38,826	1,066,162

		4,034,210
MORTGAGE REAL ESTATE INVESTMENT — 1.52%
AGNC Investment Corp.	49,501	992,990
Annaly Capital Management Inc.	162,562	1,684,142
Starwood Property Trust Inc.[b]	37,924	843,430

		3,520,562
MULTI-UTILITIES — 5.38%
Ameren Corp.	38,598	1,927,970
CenterPoint Energy Inc.	68,529	1,562,461
CMS Energy Corp.	44,388	1,870,954
DTE Energy Co.	28,536	2,739,741
MDU Resources Group Inc.	31,123	815,734
NiSource Inc.	51,285	1,192,889
SCANA Corp.	22,740	1,668,207
Vectren Corp.	13,208	664,495

		12,442,451
MULTILINE RETAIL — 1.73%
Kohl’s Corp.	28,589	1,250,769
Macy’s Inc.	49,077	1,790,820
Nordstrom Inc.	18,510	962,520

		4,004,109
OIL, GAS & CONSUMABLE FUELS — 10.05%
Chesapeake Energy Corp.[a]	118,394	652,351
Concho Resources Inc.[a]	22,603	2,869,225

Security	Shares	Value
Continental Resources Inc./OKa,b	13,734	$671,730
Devon Energy Corp.	83,252	3,154,418
Energen Corp.	15,466	775,311
Hess Corp.	42,818	2,053,979
HollyFrontier Corp.	28,126	701,744
Marathon Oil Corp.	134,780	1,776,400
Murphy Oil Corp.	25,804	667,549
Noble Energy Inc.	68,340	2,355,680
ONEOK Inc.	33,482	1,621,533
Targa Resources Corp.	26,524	1,164,404
Tesoro Corp.	18,903	1,606,188
Williams Companies Inc. (The)	108,603	3,171,208

		23,241,720
PERSONAL PRODUCTS — 0.60%
Edgewell Personal Care Co.[a]	9,406	709,213
Herbalife Ltd.[a]	11,102	673,669

		1,382,882
PROFESSIONAL SERVICES — 0.68%
Dun & Bradstreet Corp. (The)	5,785	722,257
ManpowerGroup Inc.	10,919	838,579

		1,560,836
ROAD & RAIL — 0.26%
Ryder System Inc.	8,533	592,105

		592,105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.98%
First Solar Inc.[a,b]	12,247	495,881
KLA-Tencor Corp.	24,820	1,864,230
Marvell Technology Group Ltd.	70,846	923,124
Micron Technology Inc.[a]	165,039	2,832,069
ON Semiconductor Corp.[a]	66,221	772,799

		6,888,103
SOFTWARE — 1.72%
CA Inc.	49,997	1,536,908
Symantec Corp.	97,905	2,450,562

		3,987,470
SPECIALTY RETAIL — 2.30%
Bed Bath & Beyond Inc.	24,582	993,604
Best Buy Co. Inc.	43,919	1,708,888
Gap Inc. (The)	34,918	963,388
Penske Automotive Group Inc.	6,024	269,574
Sally Beauty Holdings Inc.[a]	23,347	605,621
Staples Inc.	103,619	766,781

		5,307,856

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.80%
NCR Corp.[a]	19,715	$691,011
NetApp Inc.	44,343	1,505,002
Seagate Technology PLC	47,511	1,630,102
Western Digital Corp.	45,209	2,642,014

		6,468,129
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Coach Inc.	44,385	1,592,978

		1,592,978
THRIFTS & MORTGAGE FINANCE — 0.48%
New York Community Bancorp. Inc.	77,553	1,113,661

		1,113,661
TRADING COMPANIES & DISTRIBUTORS — 0.05%
Herc Holdings Inc.[a]	3,813	114,733

		114,733
WIRELESS TELECOMMUNICATION SERVICES — 0.27%
Sprint Corp.[a]	101,387	624,544

		624,544

TOTAL COMMON STOCKS
(Cost: $205,015,290)		230,993,333

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	3,549,090	3,549,445

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	90,905	$90,905

		3,640,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,640,165)		3,640,350

TOTAL INVESTMENTS IN SECURITIES — 101.48%
(Cost: $208,655,455)[f]		234,633,683
Other Assets, Less Liabilities — (1.48)%		(3,415,652)

NET ASSETS — 100.00%		$231,218,031

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $211,330,093. Net unrealized appreciation was $23,303,590, of which $34,198,833 represented gross unrealized appreciation on securities and $10,895,243 represented gross unrealized depreciation on securities.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$230,993,333	$—	$—	$230,993,333
Money market funds	3,640,350	—	—	3,640,350

Total	$234,633,683	$—	$—	$234,633,683

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.66%
BWX Technologies Inc.	38,311	$1,502,558
Cubic Corp.	9,207	393,139
Curtiss-Wright Corp.	16,457	1,474,876

		3,370,573
AIR FREIGHT & LOGISTICS — 0.22%
Hub Group Inc. Class Aa,b	12,442	453,511

		453,511
AIRLINES — 1.38%
Allegiant Travel Co.	4,826	665,505
Hawaiian Holdings Inc.[a]	19,792	891,135
Spirit Airlines Inc.[a]	25,943	1,243,448

		2,800,088
AUTO COMPONENTS — 1.05%
Metaldyne Performance Group Inc.	4,802	74,191
Tenneco Inc.[a,b]	20,966	1,154,597
Visteon Corp.	12,603	889,898

		2,118,686
AUTOMOBILES — 0.69%
Thor Industries Inc.	17,693	1,403,232

		1,403,232
BANKS — 12.29%
Bank of Hawaii Corp.	15,882	1,193,532
BankUnited Inc.	38,586	1,124,396
Banner Corp.	9,888	446,344
Cathay General Bancorp.	27,469	822,697
Columbia Banking System Inc.	21,513	710,359
Community Bank System Inc.	16,402	772,698
CVB Financial Corp.[b]	37,210	624,384
First Citizens BancShares Inc./NC Class A	3,262	949,242
First Horizon National Corp.	85,956	1,324,582
First Midwest Bancorp. Inc./IL	30,140	582,003
Glacier Bancorp. Inc.	28,227	797,695
Great Western Bancorp. Inc.	21,751	701,252
Home BancShares Inc./AR	45,775	984,620
Hope Bancorp Inc.	47,051	759,403
Independent Bank Corp./Rockland MA	9,760	538,264
LegacyTexas Financial Group Inc.	15,377	526,047
MB Financial Inc.	26,443	962,261
Prosperity Bancshares Inc.	25,740	1,427,798
Renasant Corp.	15,601	526,378

Security	Shares	Value
Simmons First National Corp. Class A	10,711	$528,588
South State Corp.	8,972	658,096
Sterling Bancorp./DE	48,415	871,470
Texas Capital Bancshares Inc.[a,b]	17,028	1,009,761
Umpqua Holdings Corp.	81,578	1,246,512
United Community Banks Inc./GA	26,251	566,234
Webster Financial Corp.	33,963	1,372,105
Western Alliance Bancorp.[a,b]	35,033	1,308,833
Wintrust Financial Corp.	19,144	1,032,819
Yadkin Financial Corp.	19,104	529,945

		24,898,318
BIOTECHNOLOGY — 1.17%
Five Prime Therapeutics Inc.[a,b]	10,506	509,856
Ophthotech Corp.[a]	10,820	387,572
TESARO Inc.[a,b]	12,179	1,472,198

		2,369,626
BUILDING PRODUCTS — 0.88%
Apogee Enterprises Inc.	10,675	435,006
Armstrong World Industries Inc.[a]	18,509	694,088
Universal Forest Products Inc.	7,525	647,075

		1,776,169
CAPITAL MARKETS — 2.11%
Evercore Partners Inc. Class A	14,374	772,603
Federated Investors Inc. Class B	35,458	957,366
Janus Capital Group Inc.	53,054	680,152
LPL Financial Holdings Inc.	29,374	909,419
Stifel Financial Corp.[a]	24,532	960,182

		4,279,722
CHEMICALS — 3.38%
Chemtura Corp.[a]	23,423	768,274
GCP Applied Technologies Inc.[a]	26,288	679,545
HB Fuller Co.	18,633	783,890
Innospec Inc.	8,887	535,442
Minerals Technologies Inc.	12,908	867,418
Platform Specialty Products Corp.[a,b]	76,629	558,625
PolyOne Corp.	31,149	910,485
Sensient Technologies Corp.	16,591	1,236,196
Stepan Co.	7,212	512,268

		6,852,143
COMMERCIAL SERVICES & SUPPLIES — 3.67%
Brink’s Co. (The)	16,524	653,524
Clean Harbors Inc.[a,b]	19,386	917,345

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Covanta Holding Corp.	48,338	$725,070
Deluxe Corp.	18,068	1,105,762
G&K Services Inc. Class A	7,295	690,836
Matthews International Corp. Class A	11,901	712,870
MSA Safety Inc.	11,542	672,899
Steelcase Inc. Class A	32,496	433,822
Tetra Tech Inc.	21,282	818,293
UniFirst Corp./MA	5,710	699,475

		7,429,896
COMMUNICATIONS EQUIPMENT — 2.06%
Ciena Corp.[a]	51,171	991,694
Finisar Corp.[a]	40,809	1,117,350
NetScout Systems Inc.[a]	34,085	935,633
Plantronics Inc.	12,299	635,981
Ubiquiti Networks Inc.[a,b]	9,529	499,606

		4,180,264
CONSTRUCTION & ENGINEERING — 1.56%
EMCOR Group Inc.	22,525	1,361,861
Granite Construction Inc.	14,675	721,423
Valmont Industries Inc.	8,387	1,073,117

		3,156,401
CONSTRUCTION MATERIALS — 0.26%
Summit Materials Inc. Class Aa	27,961	523,989

		523,989
CONSUMER FINANCE — 0.42%
FirstCash Inc.	17,937	846,626

		846,626
DIVERSIFIED CONSUMER SERVICES — 0.72%
Graham Holdings Co. Class B	1,723	818,425
Sotheby’s	17,777	637,839

		1,456,264
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
ATN International Inc.	3,956	267,584

		267,584
ELECTRICAL EQUIPMENT — 0.98%
EnerSys	16,090	1,047,942
Generac Holdings Inc.[a]	24,405	929,586

		1,977,528
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.32%
Belden Inc.	15,606	1,011,425
Dolby Laboratories Inc. Class A	20,479	974,596

Security	Shares	Value
II-VI Inc.[a]	20,201	$561,588
Itron Inc.[a]	12,330	664,587
Knowles Corp.[a,b]	32,881	491,242
SYNNEX Corp.	10,755	1,102,818
VeriFone Systems Inc.[a]	41,128	636,661
Zebra Technologies Corp. Class Aa	19,549	1,287,106

		6,730,023
ENERGY EQUIPMENT & SERVICES — 0.75%
Forum Energy Technologies Inc.[a]	23,704	426,672
U.S. Silica Holdings Inc.	23,478	1,084,449

		1,511,121
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.83%
American Assets Trust Inc.	15,056	597,874
Care Capital Properties Inc.[b]	31,106	826,486
Chesapeake Lodging Trust	22,280	483,699
Colony Starwood Homes	18,434	534,770
Columbia Property Trust Inc.	45,747	964,347
Corporate Office Properties Trust	35,111	937,113
Corrections Corp. of America	43,560	629,442
Cousins Properties Inc.	126,409	982,198
DiamondRock Hospitality Co.	74,452	681,236
EastGroup Properties Inc.	12,252	832,033
Empire State Realty Trust Inc. Class A	45,568	891,766
First Industrial Realty Trust Inc.	43,297	1,143,474
Gramercy Property Trust	156,283	1,440,929
Healthcare Realty Trust Inc.	42,923	1,368,814
Healthcare Trust of America Inc. Class A	51,101	1,563,691
LTC Properties Inc.	14,536	728,399
Medical Properties Trust Inc.	118,496	1,651,834
Monogram Residential Trust Inc.[b]	61,819	651,572
National Health Investors Inc.	14,510	1,099,278
Paramount Group Inc.[b]	64,246	999,025
Pennsylvania REIT[b]	25,767	502,714
Piedmont Office Realty Trust Inc. Class Ab	53,807	1,101,967
Post Properties Inc.	19,821	1,304,024
PS Business Parks Inc.	7,227	793,452
Ramco-Gershenson Properties Trust	29,377	509,397
Rayonier Inc.	45,521	1,220,873
Retail Opportunity Investments Corp.	40,342	811,278

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Retail Properties of America Inc. Class A	87,942	$1,369,257
RLJ Lodging Trust[b]	46,065	908,402
Sabra Health Care REIT Inc.	24,200	563,860
STAG Industrial Inc.[b]	26,465	610,548
STORE Capital Corp.[b]	56,774	1,549,362
Sunstone Hotel Investors Inc.[b]	80,246	1,007,890
Washington REIT[b]	27,286	802,754

		32,063,758
FOOD & STAPLES RETAILING — 0.45%
Smart & Final Stores Inc.[a,b]	10,439	125,268
United Natural Foods Inc.[a]	18,670	779,286

		904,554
FOOD PRODUCTS — 1.19%
B&G Foods Inc.	24,603	1,043,167
Snyder’s-Lance Inc.	31,680	1,126,858
Tootsie Roll Industries Inc.[b]	6,527	231,382

		2,401,407
GAS UTILITIES — 0.58%
ONE Gas Inc.	19,355	1,186,074

		1,186,074
HEALTH CARE EQUIPMENT & SUPPLIES — 2.17%
Alere Inc.[a]	32,132	1,435,658
Haemonetics Corp.[a]	19,011	635,157
Hill-Rom Holdings Inc.	22,070	1,222,899
Integer Holdings Corp.[a]	10,176	224,381
Integra LifeSciences Holdings Corp.[a]	11,075	880,573

		4,398,668
HEALTH CARE PROVIDERS & SERVICES — 1.88%
Air Methods Corp.[a,b]	12,851	339,909
Brookdale Senior Living Inc.[a]	68,881	993,953
HealthSouth Corp.	33,257	1,335,268
Premier Inc.[a]	17,377	553,284
Tenet Healthcare Corp.[a]	29,508	581,603

		3,804,017
HOTELS, RESTAURANTS & LEISURE — 2.84%
Bloomin’ Brands Inc.	42,675	738,277
Boyd Gaming Corp.[a]	30,379	542,569
Cheesecake Factory Inc. (The)	16,569	881,305
Choice Hotels International Inc.	13,309	644,821
Cracker Barrel Old Country Store Inc.	8,871	1,224,198
DineEquity Inc.	6,347	502,048

Security	Shares	Value
La Quinta Holdings Inc.[a]	30,255	$302,853
Marriott Vacations Worldwide Corp.	9,001	572,284
SeaWorld Entertainment Inc.[b]	24,716	346,271

		5,754,626
HOUSEHOLD DURABLES — 0.29%
TRI Pointe Group Inc.[a]	54,175	586,715

		586,715
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.81%
Dynegy Inc.[a,b]	43,475	463,009
NRG Yield Inc. Class A	12,840	189,133
NRG Yield Inc. Class C	23,283	358,558
Ormat Technologies Inc.	12,997	626,845

		1,637,545
INSURANCE — 1.84%
Enstar Group Ltd.[a]	3,969	669,174
FBL Financial Group Inc. Class A	3,691	233,640
National General Holdings Corp.	22,777	468,067
Navigators Group Inc. (The)	4,102	382,307
Primerica Inc.	17,219	941,879
RLI Corp.	14,118	786,937
Third Point Reinsurance Ltd.[a]	21,297	250,240

		3,732,244
INTERNET & DIRECT MARKETING RETAIL — 0.22%
HSN Inc.	11,819	445,576

		445,576
INTERNET SOFTWARE & SERVICES — 0.62%
j2 Global Inc.	17,788	1,265,616

		1,265,616
IT SERVICES — 3.99%
Blackhawk Network Holdings Inc.[a]	20,873	719,075
Cardtronics PLC Class Aa	16,761	838,050
Convergys Corp.	35,535	1,037,622
CoreLogic Inc./U.S.[a]	32,712	1,392,223
CSG Systems International Inc.	11,994	456,132
First Data Corp. Class Aa	67,058	938,141
NeuStar Inc. Class Aa,b	15,201	341,263
Science Applications International Corp.	16,607	1,144,388
Sykes Enterprises Inc.[a]	14,683	392,623
TeleTech Holdings Inc.	5,966	167,645
Travelport Worldwide Ltd.	45,926	648,475

		8,075,637

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
LEISURE PRODUCTS — 0.43%
Vista Outdoor Inc.[a]	22,357	$864,545

		864,545
LIFE SCIENCES TOOLS & SERVICES — 0.60%
Bio-Rad Laboratories Inc. Class Aa	7,653	1,209,786

		1,209,786
MACHINERY — 3.54%
Barnes Group Inc.	18,558	739,351
CLARCOR Inc.	18,066	1,123,886
EnPro Industries Inc.	7,975	431,607
Franklin Electric Co. Inc.	14,217	518,209
Hillenbrand Inc.	23,388	709,826
ITT Inc.	33,196	1,169,163
Mueller Industries Inc.	21,189	641,815
Watts Water Technologies Inc. Class A	10,325	619,500
Woodward Inc.	20,500	1,209,090

		7,162,447
MARINE — 0.31%
Matson Inc.	15,922	635,925

		635,925
MEDIA — 1.38%
Cable One Inc.	1,738	1,002,374
New York Times Co. (The) Class A	45,132	491,939
Nexstar Broadcasting Group Inc. Class Ab	11,373	555,002
Regal Entertainment Group Class A	34,523	742,590

		2,791,905
METALS & MINING — 1.62%
Carpenter Technology Corp.	17,275	546,063
Hecla Mining Co.	146,159	875,492
Kaiser Aluminum Corp.	6,773	490,975
Stillwater Mining Co.[a,b]	44,881	597,815
Worthington Industries Inc.	16,334	767,698

		3,278,043
MULTILINE RETAIL — 0.35%
Big Lots Inc.	16,444	713,670

		713,670
OIL, GAS & CONSUMABLE FUELS — 1.42%
CONSOL Energy Inc.	65,450	1,109,377
SemGroup Corp. Class A	21,060	679,185
SM Energy Co.	32,182	1,082,281

		2,870,843

Security	Shares	Value
PERSONAL PRODUCTS — 2.05%
Coty Inc. Class A	174,701	$4,016,376
Revlon Inc. Class Aa	4,291	145,894

		4,162,270
PHARMACEUTICALS — 2.00%
Catalent Inc.[a]	46,216	1,054,187
Horizon Pharma PLC[a]	59,615	996,763
Innoviva Inc.	29,286	301,646
Intra-Cellular Therapies Inc.[a,b]	12,688	157,331
Medicines Co. (The)[a,b]	25,778	849,385
Nektar Therapeutics[a,b]	55,445	687,518

		4,046,830
PROFESSIONAL SERVICES — 1.46%
CEB Inc.	11,936	580,686
FTI Consulting Inc.[a,b]	15,632	609,023
Huron Consulting Group Inc.[a]	8,062	451,875
Korn/Ferry International	21,243	433,145
On Assignment Inc.[a]	18,190	625,918
TriNet Group Inc.[a]	13,291	249,472

		2,950,119
ROAD & RAIL — 0.34%
Swift Transportation Co.[a,b]	31,170	697,585

		697,585
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Advanced Energy Industries Inc.[a]	14,704	701,381
Cypress Semiconductor Corp.	118,986	1,186,290
Entegris Inc.[a]	52,323	831,936
Microsemi Corp.[a]	41,929	1,766,469
MKS Instruments Inc.	19,849	1,001,382
SunPower Corp.[a,b]	21,546	155,993
Tessera Technologies Inc.	18,001	667,837

		6,311,288
SOFTWARE — 1.22%
Progress Software Corp.[a]	17,971	483,600
Synchronoss Technologies Inc.[a]	15,557	571,097
Take-Two Interactive Software Inc.[a]	31,865	1,414,487

		2,469,184
SPECIALTY RETAIL — 3.29%
Aaron’s Inc.	24,006	593,188
Abercrombie & Fitch Co. Class A	25,089	366,550
Asbury Automotive Group Inc.[a]	7,314	372,648
Cabela’s Inc.[a]	19,024	1,172,069

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Caleres Inc.	16,091	$402,436
Children’s Place Inc. (The)	6,804	516,764
DSW Inc. Class A	28,272	587,209
Express Inc.[a]	29,077	349,506
Genesco Inc.[a,b]	7,689	413,668
Office Depot Inc.	201,579	634,974
Party City Holdco Inc.[a]	8,867	144,089
Urban Outfitters Inc.[a,b]	32,983	1,103,281

		6,656,382
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.46%
Diebold Inc.	27,839	606,890
Super Micro Computer Inc.[a]	14,077	333,625

		940,515
TEXTILES, APPAREL & LUXURY GOODS — 1.03%
Deckers Outdoor Corp.[a]	11,874	619,704
Steven Madden Ltd.[a,b]	20,435	682,529
Wolverine World Wide Inc.	36,850	786,748

		2,088,981
THRIFTS & MORTGAGE FINANCE — 1.74%
Astoria Financial Corp.	33,812	494,670
BofI Holding Inc.[a,b]	21,345	397,657
Capitol Federal Financial Inc.	46,830	686,996
MGIC Investment Corp.[a,b]	126,212	1,029,890
Washington Federal Inc.	33,530	913,692

		3,522,905
TOBACCO — 0.23%
Universal Corp./VA	8,440	457,448

		457,448
TRADING COMPANIES & DISTRIBUTORS — 1.35%
Beacon Roofing Supply Inc.[a]	22,144	930,934
MSC Industrial Direct Co. Inc. Class A	16,477	1,199,526
Univar Inc.[a]	27,109	603,175

		2,733,635
WATER UTILITIES — 0.54%
American States Water Co.	13,552	541,809
California Water Service Group	17,782	551,242

		1,093,051

TOTAL COMMON STOCKS
(Cost: $184,526,932)		202,315,558

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.61%

MONEY MARKET FUNDS — 8.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	17,197,513	$17,199,233
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	235,040	235,040

		17,434,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,432,715)		17,434,273

TOTAL INVESTMENTS IN SECURITIES — 108.50%
(Cost: $201,959,647)[f]		219,749,831
Other Assets, Less Liabilities — (8.50)%		(17,211,255)

NET ASSETS — 100.00%		$202,538,576

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $203,993,383. Net unrealized appreciation was $15,756,448, of which $28,273,604 represented gross unrealized appreciation on securities and $12,517,156 represented gross unrealized depreciation on securities.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$202,315,558	$—	$—	$202,315,558
Money market funds	17,434,273	—	—	17,434,273

Total	$219,749,831	$—	$—	$219,749,831

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.80%
DigitalGlobe Inc.[a]	13,766	$345,527
HEICO Corp.	4,672	315,640
HEICO Corp. Class A	7,797	467,820
Teledyne Technologies Inc.[a]	7,601	818,476

		1,947,463
AIR FREIGHT & LOGISTICS — 0.79%
Forward Air Corp.	6,634	274,117
XPO Logistics Inc.[a,b]	17,629	580,523

		854,640
AUTO COMPONENTS — 1.05%
Dorman Products Inc.[a,b]	6,668	428,352
Drew Industries Inc.	5,391	482,764
Gentherm Inc.[a]	8,003	225,285

		1,136,401
BANKS — 2.49%
Eagle Bancorp. Inc.[a]	6,411	315,101
FCB Financial Holdings Inc. Class Aa	8,294	309,366
First Financial Bankshares Inc.	14,479	524,140
Pinnacle Financial Partners Inc.	9,513	490,871
PrivateBancorp. Inc.	17,436	788,804
ServisFirst Bancshares Inc.	4,836	261,821

		2,690,103
BEVERAGES — 0.53%
Boston Beer Co. Inc. (The)[a,b]	1,986	308,326
Coca-Cola Bottling Co. Consolidated	1,016	143,561
National Beverage Corp.[a]	2,553	120,604

		572,491
BIOTECHNOLOGY — 5.53%
ACADIA Pharmaceuticals Inc.[a,b]	20,468	477,109
Acorda Therapeutics Inc.[a,b]	10,107	178,894
Agios Pharmaceuticals Inc.[a,b]	7,077	338,564
ARIAD Pharmaceuticals Inc.[a,b]	42,336	369,170
Bluebird Bio Inc.[a,b]	8,166	389,927
Cepheid[a,b]	16,014	847,141
Emergent BioSolutions Inc.[a]	7,549	201,709
FibroGen Inc.[a,b]	11,436	189,266
Halozyme Therapeutics Inc.[a,b]	24,698	213,144
Intrexon Corp.[a,b]	13,258	346,034
Ironwood Pharmaceuticals Inc.[a,b]	28,472	363,587
Kite Pharma Inc.[a,b]	9,697	429,480
Lexicon Pharmaceuticals Inc.[a,b]	10,027	148,700
Ligand Pharmaceuticals Inc.[a,b]	4,158	398,045

Security	Shares	Value
Myriad Genetics Inc.[a]	15,172	$299,040
Novavax Inc.[a,b]	59,310	90,151
Portola Pharmaceuticals Inc.[a,b]	12,390	225,250
Ultragenyx Pharmaceutical Inc.[a]	7,951	469,030

		5,974,241
BUILDING PRODUCTS — 1.79%
AAON Inc.	8,716	261,044
Advanced Drainage Systems Inc.	7,769	148,388
American Woodmark Corp.[a]	3,078	229,927
Builders FirstSource Inc.[a]	18,727	181,090
Masonite International Corp.[a]	6,719	382,311
Simpson Manufacturing Co. Inc.	9,036	386,741
Trex Co. Inc.[a]	6,447	346,913

		1,936,414
CAPITAL MARKETS — 2.43%
Cohen & Steers Inc.	4,425	164,521
Financial Engines Inc.	11,674	322,786
Interactive Brokers Group Inc. Class A	14,741	489,254
Legg Mason Inc.	20,222	580,776
Morningstar Inc.	4,061	286,828
NorthStar Asset Management Group Inc.	41,431	567,605
WisdomTree Investments Inc.	25,196	216,182

		2,627,952
CHEMICALS — 0.49%
Balchem Corp.	6,932	526,139

		526,139
COMMERCIAL SERVICES & SUPPLIES — 1.69%
Healthcare Services Group Inc.	15,885	587,268
Herman Miller Inc.	13,148	365,514
HNI Corp.	9,766	397,086
Interface Inc.	14,216	225,324
Mobile Mini Inc.	9,748	247,112

		1,822,304
COMMUNICATIONS EQUIPMENT — 1.74%
Infinera Corp.[a,b]	31,420	245,076
InterDigital Inc./PA	7,508	530,440
Lumentum Holdings Inc.[a]	11,992	402,931
ViaSat Inc.[a,b]	9,944	702,643

		1,881,090
CONSTRUCTION & ENGINEERING — 0.49%
Dycom Industries Inc.[a]	6,889	529,971

		529,971

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.04%
Eagle Materials Inc.	10,581	$856,744
Headwaters Inc.[a]	16,250	266,500

		1,123,244
CONSUMER FINANCE — 0.32%
LendingClub Corp.[a,b]	69,606	343,158

		343,158
DISTRIBUTORS — 1.12%
Core-Mark Holding Co. Inc.	10,164	359,297
Pool Corp.	9,222	853,773

		1,213,070
DIVERSIFIED CONSUMER SERVICES — 0.68%
Grand Canyon Education Inc.[a,b]	10,355	451,892
LifeLock Inc.[a,b]	17,874	287,772

		739,664
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
Cogent Communications Holdings Inc.	8,999	332,063
Globalstar Inc.[a,b]	71,188	65,892

		397,955
ELECTRICAL EQUIPMENT — 0.56%
AZZ Inc.	5,691	303,046
Solarcity Corp.[a,b]	15,398	301,801

		604,847
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.59%
Cognex Corp.	18,673	963,527
Fitbit Inc.[a,b]	29,523	391,475
Littelfuse Inc.	4,922	686,619
Methode Electronics Inc.	8,103	252,813
Universal Display Corp.[a,b]	9,784	505,833

		2,800,267
ENERGY EQUIPMENT & SERVICES — 0.36%
Dril-Quip Inc.[a]	8,254	392,065

		392,065
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.69%
Acadia Realty Trust[b]	17,458	588,160
Alexander’s Inc.	771	296,272
American Homes 4 Rent Class A	47,591	1,004,646
Apple Hospitality REIT Inc.	34,281	618,087
CoreSite Realty Corp.	7,437	548,404
CyrusOne Inc.[b]	16,299	727,098
DCT Industrial Trust Inc.	19,777	924,575
DuPont Fabros Technology Inc.	16,568	676,140

Security	Shares	Value
Education Realty Trust Inc.	16,018	$682,207
Global Net Lease Inc.[b]	37,056	274,585
Hudson Pacific Properties Inc.[b]	23,295	783,178
Kite Realty Group Trust	18,287	455,895
New York REIT Inc.	36,398	342,869
Pebblebrook Hotel Trust[b]	15,830	384,352
Physicians Realty Trust	29,504	583,294
QTS Realty Trust Inc. Class A	10,456	480,558
Ryman Hospitality Properties Inc.[b]	11,186	563,998
Tanger Factory Outlet Centers Inc.	21,067	733,132
Urban Edge Properties[b]	20,064	517,852
Xenia Hotels & Resorts Inc.	23,641	369,036

		11,554,338
FOOD & STAPLES RETAILING — 0.59%
Performance Food Group Co.[a]	7,648	183,552
PriceSmart Inc.	5,008	455,478

		639,030
FOOD PRODUCTS — 0.97%
Amplify Snack Brands Inc.[a,b]	6,459	93,591
J&J Snack Foods Corp.	3,279	400,530
Lancaster Colony Corp.	4,270	557,875

		1,051,996
HEALTH CARE EQUIPMENT & SUPPLIES — 4.64%
Cantel Medical Corp.	7,954	566,563
Globus Medical Inc. Class Aa	15,768	348,946
ICU Medical Inc.[a]	3,181	443,113
Insulet Corp.[a,b]	12,561	466,264
Masimo Corp.[a]	9,628	529,540
Neogen Corp.[a]	8,234	433,849
Nevro Corp.[a]	4,874	448,018
NuVasive Inc.[a]	11,013	657,807
Penumbra Inc.[a]	5,526	364,440
Wright Medical Group NVa	22,572	494,553
Zeltiq Aesthetics Inc.[a,b]	7,825	259,008

		5,012,101
HEALTH CARE PROVIDERS & SERVICES — 2.88%
Amedisys Inc.[a,b]	6,106	264,145
AMN Healthcare Services Inc.[a,b]	10,545	345,876
Chemed Corp.	3,550	502,041
Diplomat Pharmacy Inc.[a,b]	9,459	219,165
HealthEquity Inc.[a,b]	9,443	313,791
Molina Healthcare Inc.[a,b]	9,344	508,407
Surgical Care Affiliates Inc.[a,b]	6,090	260,591
Team Health Holdings Inc.[a]	16,261	696,784

		3,110,800

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 2.11%
Allscripts Healthcare Solutions Inc.[a,b]	40,889	$491,077
HMS Holdings Corp.[a]	18,551	390,870
Medidata Solutions Inc.[a,b]	11,973	574,584
Veeva Systems Inc.[a]	21,226	824,630

		2,281,161
HOTELS, RESTAURANTS & LEISURE — 3.89%
Buffalo Wild Wings Inc.[a]	4,010	584,057
Churchill Downs Inc.	2,733	371,688
Dave & Buster’s Entertainment Inc.[a]	8,155	337,209
Hyatt Hotels Corp. Class Aa,b	5,081	258,064
Jack in the Box Inc.	7,166	671,669
Papa John’s International Inc.	5,834	440,175
Popeyes Louisiana Kitchen Inc.[a,b]	4,666	249,071
Sonic Corp.	10,424	238,814
Texas Roadhouse Inc.	14,060	569,711
Wendy’s Co. (The)	44,655	484,060

		4,204,518
HOUSEHOLD DURABLES — 0.69%
Helen of Troy Ltd.[a]	6,100	497,150
La-Z-Boy Inc.	10,779	252,229

		749,379
HOUSEHOLD PRODUCTS — 0.31%
WD-40 Co.	3,128	333,523

		333,523
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.30%
Pattern Energy Group Inc.	14,371	321,192

		321,192
INTERNET & DIRECT MARKETING RETAIL — 0.86%
Groupon Inc.[a,b]	88,133	351,651
Shutterfly Inc.[a,b]	7,465	365,785
Wayfair Inc. Class Aa,b	6,450	214,978

		932,414
INTERNET SOFTWARE & SERVICES — 6.58%
2U Inc.[a,b]	9,054	315,622
Cimpress NVa	6,499	541,042
comScore Inc.[a,b]	9,819	282,689
Cornerstone OnDemand Inc.[a]	11,040	455,952
Cvent Inc.[a]	5,175	161,563
Endurance International Group Holdings Inc.[a]	14,194	104,326
Envestnet Inc.[a]	9,405	332,467
GoDaddy Inc. Class Aa,b	10,325	369,532

Security	Shares	Value
GrubHub Inc.[a]	18,689	$712,238
LogMeIn Inc.[b]	5,546	526,870
New Relic Inc.[a]	6,695	244,033
NIC Inc.	13,609	312,326
Pandora Media Inc.[a,b]	50,163	568,347
Rackspace Hosting Inc.[a]	23,452	749,057
Shutterstock Inc.[a]	4,224	249,174
Stamps.com Inc.[a]	3,524	343,766
WebMD Health Corp.[a]	8,565	420,798
Yelp Inc.[a]	13,083	427,291

		7,117,093
IT SERVICES — 2.98%
Acxiom Corp.[a,b]	16,961	399,601
Black Knight Financial Services Inc. Class Aa,b	5,151	202,692
EPAM Systems Inc.[a]	9,819	632,049
ExlService Holdings Inc.[a]	7,360	324,061
MAXIMUS Inc.	14,232	740,918
WEX Inc.[a,b]	8,434	920,149

		3,219,470
LIFE SCIENCES TOOLS & SERVICES — 3.24%
Bio-Techne Corp.	8,181	850,742
Cambrex Corp.[a]	7,053	284,236
Charles River Laboratories International Inc.[a]	10,374	787,179
INC Research Holdings Inc.[a]	11,996	548,217
PAREXEL International Corp.[a]	11,600	675,816
PRA Health Sciences Inc.[a,b]	6,693	356,202

		3,502,392
MACHINERY — 1.44%
John Bean Technologies Corp.	6,388	510,082
Mueller Water Products Inc. Class A	35,428	436,473
Proto Labs Inc.[a,b]	5,333	238,385
RBC Bearings Inc.[a]	5,218	372,304

		1,557,244
MEDIA — 1.30%
IMAX Corp.[a,b]	12,680	383,570
Lions Gate Entertainment Corp.	23,638	481,270
Madison Square Garden Co. (The)[a]	3,284	543,469

		1,408,309
MULTILINE RETAIL — 0.26%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	10,417	284,905

		284,905

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.58%
Carrizo Oil & Gas Inc.[a,b]	12,107	$409,580
Gulfport Energy Corp.[a]	27,494	662,880
Kosmos Energy Ltd.[a]	34,775	181,178
Matador Resources Co.[a,b]	19,063	415,764
Parsley Energy Inc. Class Aa	32,307	1,062,900
PDC Energy Inc.[a]	12,335	756,505
Rice Energy Inc.[a]	34,022	751,546
RSP Permian Inc.[a,b]	19,537	705,286

		4,945,639
PERSONAL PRODUCTS — 0.13%
USANA Health Sciences Inc.[a,b]	1,133	145,590

		145,590
PHARMACEUTICALS — 1.64%
Akorn Inc.[a]	19,335	463,073
Impax Laboratories Inc.[a]	16,226	326,143
Pacira Pharmaceuticals Inc./DEa,b	8,176	259,997
Prestige Brands Holdings Inc.[a,b]	11,598	525,157
TherapeuticsMD Inc.[a]	35,365	202,995

		1,777,365
PROFESSIONAL SERVICES — 1.07%
Advisory Board Co. (The)[a,b]	8,846	352,071
Exponent Inc.	5,698	326,210
WageWorks Inc.[a]	8,019	472,720

		1,151,001
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.97%
Alexander & Baldwin Inc.	10,119	422,873
HFF Inc. Class A	7,688	204,731
Kennedy-Wilson Holdings Inc.	20,213	416,388

		1,043,992
ROAD & RAIL — 1.16%
Heartland Express Inc.	9,490	174,616
Knight Transportation Inc.	14,591	426,786
Landstar System Inc.	9,232	656,857

		1,258,259
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.45%
Ambarella Inc.[a]	7,204	442,110
Cavium Inc.[a]	14,364	810,848
Cirrus Logic Inc.[a]	13,702	739,634
Cree Inc.[a,b]	22,101	492,852
Inphi Corp.[a,b]	8,134	301,771
Integrated Device Technology Inc.[a,b]	29,449	609,889

Security	Shares	Value
MACOM Technology Solutions Holdings Inc.[a,b]	5,536	$203,503
Monolithic Power Systems Inc.	8,167	643,641
Power Integrations Inc.	6,346	409,000
Rambus Inc.[a]	24,109	293,889
Silicon Laboratories Inc.[a]	9,124	546,984
Synaptics Inc.[a]	7,629	397,623

		5,891,744
SOFTWARE — 8.94%
ACI Worldwide Inc.[a,b]	25,693	465,557
Aspen Technology Inc.[a,b]	17,958	884,252
Blackbaud Inc.	10,420	639,788
CommVault Systems Inc.[a]	9,059	484,657
Ebix Inc.[b]	4,916	275,296
Ellie Mae Inc.[a,b]	7,316	774,691
Fair Isaac Corp.	6,768	816,762
FireEye Inc.[a,b]	33,114	384,785
FleetMatics Group PLC[a]	8,589	514,481
HubSpot Inc.[a]	6,678	350,261
Imperva Inc.[a]	6,310	232,839
MicroStrategy Inc. Class Aa	2,062	401,698
Paycom Software Inc.[a,b]	8,784	454,396
Paylocity Holding Corp.[a,b]	5,262	228,844
Pegasystems Inc.	7,870	243,183
Proofpoint Inc.[a,b]	9,216	722,350
RealPage Inc.[a]	11,619	316,037
Tableau Software Inc. Class Aa,b	12,073	580,108
Zendesk Inc.[a]	16,043	421,771
Zynga Inc. Class Aa	167,609	470,981

		9,662,737
SPECIALTY RETAIL — 1.59%
Five Below Inc.[a]	12,031	452,125
Lithia Motors Inc. Class A	5,141	440,995
Monro Muffler Brake Inc.	7,093	390,115
Restoration Hardware Holdings Inc.[a,b]	8,380	242,769
Select Comfort Corp.[a]	10,065	193,147

		1,719,151
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.88%
3D Systems Corp.[a,b]	23,421	324,849
Cray Inc.[a,b]	8,932	185,786
Electronics For Imaging Inc.[a]	10,244	435,677

		946,312

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
G-III Apparel Group Ltd.[a,b]	9,039	$236,099
Kate Spade & Co.[a]	28,078	470,306
Oxford Industries Inc.	3,273	205,283

		911,688
THRIFTS & MORTGAGE FINANCE — 0.40%
Essent Group Ltd.[a]	16,158	427,217

		427,217
TOBACCO — 0.43%
Vector Group Ltd.	21,981	460,282

		460,282
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
Shenandoah Telecommunications Co.	10,083	266,191

		266,191

TOTAL COMMON STOCKS
(Cost: $100,569,474)		108,000,512

SHORT-TERM INVESTMENTS — 24.69%

MONEY MARKET FUNDS — 24.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	26,614,428	26,617,089

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	74,456	$74,456

		26,691,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,688,884)		26,691,545

TOTAL INVESTMENTS IN SECURITIES — 124.61%
(Cost: $127,258,358)[f]		134,692,057
Other Assets, Less Liabilities — (24.61)%		(26,605,406)

NET ASSETS — 100.00%		$108,086,651

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $128,735,845. Net unrealized appreciation was $5,956,212, of which $16,403,012 represented gross unrealized appreciation on securities and $10,446,800 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$108,000,512	$—	$—	$108,000,512
Money market funds	26,691,545	—	—	26,691,545

Total	$134,692,057	$—	$—	$134,692,057

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.54%
Esterline Technologies Corp.[a]	21,943	$1,611,713
KLX Inc.[a,b]	39,308	1,352,981
Moog Inc. Class Aa	24,264	1,409,011
Triumph Group Inc.	36,956	875,857
Wesco Aircraft Holdings Inc.[a]	43,473	558,628

		5,808,190
AIRLINES — 0.21%
Virgin America Inc.[a]	14,344	779,596

		779,596
AUTO COMPONENTS — 1.47%
American Axle & Manufacturing Holdings Inc.[a]	57,045	1,022,246
Cooper Tire & Rubber Co.	40,374	1,483,745
Cooper-Standard Holding Inc.[a]	12,923	1,179,482
Dana Inc.	106,945	1,655,509
Federal-Mogul Holdings Corp.[a]	22,869	211,767

		5,552,749
BANKS — 9.27%
Associated Banc-Corp.	110,756	2,248,347
BancorpSouth Inc.	64,171	1,508,019
Chemical Financial Corp.	52,150	2,239,842
First Financial Bancorp.	46,272	994,848
FNB Corp./PA	156,641	2,047,298
Fulton Financial Corp.	129,164	1,924,544
Hancock Holding Co.	58,677	1,968,613
Hilltop Holdings Inc.[a]	58,037	1,433,514
IBERIABANK Corp.	30,585	2,007,905
International Bancshares Corp.	43,285	1,335,342
NBT Bancorp. Inc.	32,159	1,084,080
Old National Bancorp./IN	100,680	1,479,996
Park National Corp.	9,732	943,323
Popular Inc.	77,303	2,806,099
TCF Financial Corp.	127,513	1,823,436
Trustmark Corp.	50,433	1,395,985
UMB Financial Corp.	32,530	2,018,487
United Bankshares Inc./WVb	50,167	1,891,296
Valley National Bancorp.	189,718	1,870,619
WesBanco Inc.	29,946	985,523
Westamerica Bancorp.	19,127	947,934

		34,955,050

Security	Shares	Value
BIOTECHNOLOGY — 0.32%
Radius Health Inc.[a,b]	27,661	$1,187,210

		1,187,210
CAPITAL MARKETS — 0.96%
Artisan Partners Asset Management Inc.	29,804	774,904
BGC Partners Inc. Class A	162,358	1,394,655
KCG Holdings Inc. Class Aa	36,809	469,683
Waddell & Reed Financial Inc. Class A	61,857	972,392

		3,611,634
CHEMICALS — 3.09%
Cabot Corp.	46,491	2,424,041
Chemours Co. (The)	135,269	2,222,470
Huntsman Corp.	147,334	2,497,311
Olin Corp.	123,100	2,699,583
Trinseo SA	34,636	1,816,658

		11,660,063
COMMERCIAL SERVICES & SUPPLIES — 1.28%
ABM Industries Inc.	41,744	1,631,356
Brady Corp. Class A	34,882	1,154,594
Essendant Inc.	27,875	427,881
RR Donnelley & Sons Co.	52,174	926,089
West Corp.	34,596	682,233

		4,822,153
COMMUNICATIONS EQUIPMENT — 1.08%
EchoStar Corp. Class Aa	34,446	1,610,006
NETGEAR Inc.[a]	24,433	1,233,866
Viavi Solutions Inc.[a]	173,265	1,233,647

		4,077,519
CONSTRUCTION & ENGINEERING — 0.79%
KBR Inc.	106,241	1,573,429
MasTec Inc.[a,b]	49,186	1,404,261

		2,977,690
CONSUMER FINANCE — 1.04%
Nelnet Inc. Class A	14,606	572,263
PRA Group Inc.[a]	34,569	1,102,751
SLM Corp.[a]	318,944	2,248,555

		3,923,569
CONTAINERS & PACKAGING — 1.03%
Owens-Illinois Inc.[a]	120,841	2,332,231
Silgan Holdings Inc.	30,698	1,564,063

		3,896,294

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.51%
DeVry Education Group Inc.	42,343	$961,186
Houghton Mifflin Harcourt Co.[a,b]	75,736	958,060

		1,919,246
ELECTRIC UTILITIES — 4.37%
ALLETE Inc.	36,806	2,255,840
El Paso Electric Co.	30,220	1,396,164
Empire District Electric Co. (The)	32,853	1,124,558
Hawaiian Electric Industries Inc.	80,642	2,378,939
IDACORP Inc.	37,561	2,944,407
MGE Energy Inc.	25,879	1,512,627
PNM Resources Inc.	59,451	1,952,965
Portland General Electric Co.	66,259	2,891,543

		16,457,043
ELECTRICAL EQUIPMENT — 0.52%
Regal Beloit Corp.	33,361	1,971,635

		1,971,635
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.42%
Anixter International Inc.[a]	21,199	1,393,834
AVX Corp.	33,816	474,100
Coherent Inc.[a]	18,154	1,890,195
Jabil Circuit Inc.	142,401	3,038,837
Plexus Corp.[a]	24,940	1,142,501
Sanmina Corp.[a]	55,166	1,525,340
Tech Data Corp.[a]	26,281	2,024,163
Vishay Intertechnology Inc.[b]	100,508	1,417,163

		12,906,133
ENERGY EQUIPMENT & SERVICES — 3.21%
Diamond Offshore Drilling Inc.	48,130	793,664
Ensco PLC Class A	224,699	1,757,146
Frank’s International NV	16,439	184,939
Nabors Industries Ltd.	211,133	2,512,483
Noble Corp. PLC	181,457	896,398
Oil States International Inc.[a]	38,297	1,120,187
Patterson-UTI Energy Inc.	110,106	2,475,183
RPC Inc.[a]	43,861	757,479
Superior Energy Services Inc.	113,070	1,601,071

		12,098,550
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.57%
Brandywine Realty Trust	130,524	2,023,122
CBL & Associates Properties Inc.[b]	127,356	1,362,709

Security	Shares	Value
Communications Sales & Leasing Inc.[a]	101,297	$2,879,874
Equity Commonwealth[a]	93,539	2,825,813
GEO Group Inc. (The)	55,929	1,340,059
Government Properties Income Trust	54,597	1,044,987
LaSalle Hotel Properties	84,273	2,001,484
Lexington Realty Trust	159,027	1,612,534
Mack-Cali Realty Corp.	66,834	1,716,297
NorthStar Realty Finance Corp.	134,724	1,956,192
Outfront Media Inc.	102,760	2,210,368
Potlatch Corp.[b]	30,227	1,160,717
Select Income REIT	47,338	1,171,142
Washington Prime Group Inc.	138,193	1,449,644

		24,754,942
FOOD & STAPLES RETAILING — 0.23%
SUPERVALU Inc.[a]	198,323	850,806

		850,806
FOOD PRODUCTS — 1.92%
Cal-Maine Foods Inc.[b]	22,199	857,991
Darling Ingredients Inc.[a]	122,719	1,668,978
Dean Foods Co.	67,460	1,231,820
Fresh Del Monte Produce Inc.	24,465	1,476,463
Sanderson Farms Inc.	14,834	1,334,763
Seaboard Corp.[a,b]	201	680,385

		7,250,400
GAS UTILITIES — 3.25%
New Jersey Resources Corp.	64,174	2,178,707
Northwest Natural Gas Co.	20,551	1,208,399
South Jersey Industries Inc.	59,323	1,758,927
Southwest Gas Corp.	35,377	2,563,417
Spire Inc.	33,996	2,134,949
WGL Holdings Inc.	38,056	2,400,192

		12,244,591
HEALTH CARE EQUIPMENT & SUPPLIES — 0.30%
Halyard Health Inc.[a]	34,813	1,126,201

		1,126,201
HEALTH CARE PROVIDERS & SERVICES — 1.72%
Community Health Systems Inc.[a,b]	84,803	447,760
Kindred Healthcare Inc.	63,676	627,209
LifePoint Health Inc.[a,b]	31,807	1,903,649
Magellan Health Inc.[a]	18,919	973,382
Owens & Minor Inc.	46,584	1,511,651
Select Medical Holdings Corp.[a]	79,448	1,032,824

		6,496,475

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.09%
Brinker International Inc.	40,992	$2,018,446
Extended Stay America Inc.	62,958	900,299
Penn National Gaming Inc.[a]	56,651	732,497
Red Rock Resorts Inc. Class A	21,694	475,099

		4,126,341
HOUSEHOLD DURABLES — 1.49%
GoPro Inc. Class Aa,b	72,174	922,384
KB Home	61,732	897,583
MDC Holdings Inc.	29,292	694,513
Meritage Homes Corp.[a]	28,071	868,798
Tupperware Brands Corp.	37,647	2,240,749

		5,624,027
HOUSEHOLD PRODUCTS — 0.98%
Energizer Holdings Inc.	46,114	2,144,762
HRG Group Inc.[a]	103,412	1,555,317

		3,700,079
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.24%
Talen Energy Corp.[a]	64,272	895,309

		895,309
INSURANCE — 6.87%
Allied World Assurance Co. Holdings AG	66,812	2,871,580
American Equity Investment Life Holding Co.	65,016	1,165,737
American National Insurance Co.	6,032	706,709
Argo Group International Holdings Ltd.	22,410	1,245,996
Aspen Insurance Holdings Ltd.	44,958	2,169,223
CNO Financial Group Inc.	130,463	1,967,382
Fidelity & Guaranty Life	8,429	186,281
Genworth Financial Inc. Class Aa	378,654	1,567,628
Hanover Insurance Group Inc. (The)	31,846	2,426,347
Horace Mann Educators Corp.	29,964	1,077,206
Kemper Corp.	36,227	1,360,324
MBIA Inc.[a,b]	96,220	740,894
Mercury General Corp.	27,864	1,517,752
ProAssurance Corp.	39,656	2,113,665
Selective Insurance Group Inc.	44,034	1,627,056
Validus Holdings Ltd.	61,983	3,167,331

		25,911,111

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.32%
Liberty TripAdvisor Holdings Inc. Class Aa	53,713	$1,192,429

		1,192,429
IT SERVICES — 2.33%
CACI International Inc. Class Aa	18,154	1,776,369
Leidos Holdings Inc.	105,963	4,404,882
Teradata Corp.[a,b]	97,161	2,619,460

		8,800,711
LIFE SCIENCES TOOLS & SERVICES — 0.47%
VWR Corp.[a]	63,787	1,754,780

		1,754,780
MACHINERY — 5.33%
Actuant Corp. Class A	44,007	981,356
Crane Co.	36,986	2,515,418
Joy Global Inc.	73,172	2,036,377
Kennametal Inc.	59,422	1,682,237
Manitowoc Foodservice Inc.[a]	102,225	1,544,620
Oshkosh Corp.	54,759	2,929,606
Rexnord Corp.[a]	76,583	1,523,236
SPX FLOW Inc.[a]	31,197	782,733
Terex Corp.	80,954	1,933,181
Timken Co. (The)	52,520	1,735,786
Trinity Industries Inc.	113,563	2,424,570

		20,089,120
MARINE — 0.63%
Kirby Corp.[a,b]	40,141	2,366,312

		2,366,312
MEDIA — 2.76%
EW Scripps Co. (The) Class Aa	42,782	567,289
Gannett Co. Inc.	86,955	675,640
John Wiley & Sons Inc. Class A	33,395	1,723,182
Media General Inc.[a]	76,190	1,283,802
Meredith Corp.	27,944	1,267,260
Scholastic Corp.	20,004	765,153
Sinclair Broadcast Group Inc. Class A	48,583	1,219,433
Starz Series Aa	61,840	1,945,487
Time Inc.	74,682	970,866

		10,418,112
METALS & MINING — 1.77%
Allegheny Technologies Inc.	81,282	1,108,687
Commercial Metals Co.	85,492	1,343,079

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
Compass Minerals International Inc.	25,191	$1,809,973
U.S. Steel Corp.	125,569	2,428,505

		6,690,244
MORTGAGE REAL ESTATE INVESTMENT — 3.93%
Blackstone Mortgage Trust Inc. Class Ab	70,004	2,114,121
Chimera Investment Corp.	132,938	2,083,138
Colony Capital Inc.	84,849	1,612,979
CYS Investments Inc.	112,988	973,957
Invesco Mortgage Capital Inc.	83,232	1,242,654
MFA Financial Inc.	276,631	2,022,173
New Residential Investment Corp.	186,682	2,606,081
Two Harbors Investment Corp.	258,955	2,157,095

		14,812,198
MULTI-UTILITIES — 1.71%
Avista Corp.	47,491	1,966,127
Black Hills Corp.	38,982	2,411,037
NorthWestern Corp.	36,056	2,075,023

		6,452,187
MULTILINE RETAIL — 0.95%
Dillard’s Inc. Class A	19,604	1,201,725
JC Penney Co. Inc.[a,b]	229,380	1,970,374
Sears Holdings Corp.[a,b]	36,761	408,415

		3,580,514
OIL, GAS & CONSUMABLE FUELS — 4.51%
Cobalt International Energy Inc.[a]	251,544	237,483
CVR Energy Inc.	11,619	154,068
Denbury Resources Inc.[a]	297,260	710,451
EP Energy Corp. Class Aa,b	32,443	115,497
Laredo Petroleum Inc.[a]	103,868	1,238,107
Oasis Petroleum Inc.[a]	170,770	1,791,377
PBF Energy Inc.	72,923	1,589,721
QEP Resources Inc.	178,566	2,869,556
Western Refining Inc.	59,001	1,702,179
Whiting Petroleum Corp.[a,b]	205,348	1,692,067
World Fuel Services Corp.	52,503	2,113,246
WPX Energy Inc.[a]	256,601	2,786,687

		17,000,439
PAPER & FOREST PRODUCTS — 1.28%
Domtar Corp.	46,658	1,677,355
KapStone Paper and Packaging Corp.	65,608	1,190,129

Security	Shares	Value
Louisiana-Pacific Corp.[a]	105,966	$1,944,476

		4,811,960
PERSONAL PRODUCTS — 1.21%
Avon Products Inc.	325,787	2,133,905
Nu Skin Enterprises Inc. Class A	39,189	2,416,002

		4,549,907
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
St. Joe Co. (The)[a,b]	28,149	498,237

		498,237
ROAD & RAIL — 0.82%
Avis Budget Group Inc.[a]	70,461	2,280,118
Werner Enterprises Inc.	33,355	802,188

		3,082,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.19%
Advanced Micro Devices Inc.[a]	547,364	3,957,442
Amkor Technology Inc.[a]	93,906	870,509
Intersil Corp. Class A	100,992	2,229,903
Semtech Corp.[a]	48,951	1,184,614

		8,242,468
SOFTWARE — 1.54%
Mentor Graphics Corp.	80,616	2,329,802
TiVo Corp.[a]	90,968	1,805,715
Verint Systems Inc.[a,b]	46,372	1,669,392

		5,804,909
SPECIALTY RETAIL — 3.46%
American Eagle Outfitters Inc.[b]	127,275	2,168,766
Ascena Retail Group Inc.[a]	124,585	609,221
Buckle Inc. (The)	20,863	434,994
Chico’s FAS Inc.	98,491	1,149,390
CST Brands Inc.	56,404	2,708,520
GameStop Corp. Class A	77,585	1,865,919
GNC Holdings Inc. Class A	51,020	685,199
Group 1 Automotive Inc.	14,820	893,201
Guess? Inc.	46,007	621,094
Murphy USA Inc.[a]	27,441	1,887,392

		13,023,696
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.49%
Lexmark International Inc. Class A	46,697	1,853,404

		1,853,404
TEXTILES, APPAREL & LUXURY GOODS — 0.23%
Fossil Group Inc.[a,b]	31,254	852,297

		852,297

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2016

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 1.75%
EverBank Financial Corp.	74,765	$1,443,712
Flagstar Bancorp. Inc.[a,b]	15,239	418,006
Nationstar Mortgage Holdings Inc.[a,b]	24,071	363,713
Northwest Bancshares Inc.	76,473	1,203,685
Provident Financial Services Inc.	44,701	1,014,265
Radian Group Inc.	159,773	2,171,315

		6,614,696
TRADING COMPANIES & DISTRIBUTORS — 2.74%
Air Lease Corp.	71,298	2,157,478
Aircastle Ltd.	41,698	856,894
Applied Industrial Technologies Inc.	29,128	1,479,702
GATX Corp.	30,130	1,318,790
MRC Global Inc.[a,b]	73,657	1,085,704
NOW Inc.[a,b]	80,128	1,727,560
WESCO International Inc.[a]	31,130	1,687,246

		10,313,374
WIRELESS TELECOMMUNICATION SERVICES — 0.60%
Leap Wireless International Inc.[c]	41,720	132,461
Telephone & Data Systems Inc.	69,352	1,792,056
U.S. Cellular Corp.[a]	10,085	353,479

		2,277,996

TOTAL COMMON STOCKS
(Cost: $352,067,660)		376,666,902

Security	Shares	Value
SHORT-TERM INVESTMENTS — 5.92%

MONEY MARKET FUNDS — 5.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	21,796,987	$21,799,167
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	497,368	497,368

		22,296,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,294,452)		22,296,535

TOTAL INVESTMENTS IN SECURITIES — 105.84% (Cost: $374,362,112)[g]		398,963,437
Other Assets, Less Liabilities — (5.84)%		(22,005,352)

NET ASSETS — 100.00%		$376,958,085

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $379,665,059. Net unrealized appreciation was $19,298,378, of which $55,245,024 represented gross unrealized appreciation on securities and $35,946,646 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
Pennymac Mortgage Investment Trust	53,341	2,067	(55,408)	—	$—	$—	$(408,967)

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$376,534,441	$—	$132,461	$376,666,902
Money market funds	22,296,535	—	—	22,296,535

Total	$398,830,976	$—	$132,461	$398,963,437

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2016

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$558,560,761	$591,295,785	$292,232,384
Affiliated (Note 2)	325,130	10,755,412	2,606,606

Total cost of investments	$558,885,891	$602,051,197	$294,838,990

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$645,596,646	$741,038,633	$309,685,826
Affiliated (Note 2)	325,130	11,520,159	3,223,614

Total fair value of investments	645,921,776	752,558,792	312,909,440
Receivables:
Investment securities sold	192	—	—
Dividends and interest	350,839	443,653	603,152
Capital shares sold	5,347	—	—

Total Assets	646,278,154	753,002,445	313,512,592

LIABILITIES
Payables:
Investment securities purchased	—	—	507,631
Collateral for securities on loan (Note 1)	—	4,369,726	—
Investment advisory fees (Note 2)	109,425	161,045	67,031

Total Liabilities	109,425	4,530,771	574,662

NET ASSETS	$646,168,729	$748,471,674	$312,937,930

Net assets consist of:
Paid-in capital	$580,257,766	$667,984,730	$340,088,625
Undistributed net investment income	585,581	333,098	901,858
Accumulated net realized loss	(21,710,503)	(70,353,749)	(46,123,003)
Net unrealized appreciation	87,035,885	150,507,595	18,070,450

NET ASSETS	$646,168,729	$748,471,674	$312,937,930

Shares outstanding[b]	5,100,000	6,300,000	3,600,000

Net asset value per share	$126.70	$118.81	$86.93

[a]	Securities on loan with values of $ —, $4,283,464 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2016

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$563,049,128	$164,718,247	$205,015,290
Affiliated (Note 2)	23,343,296	19,002,457	3,640,165

Total cost of investments	$586,392,424	$183,720,704	$208,655,455

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$596,512,383	$194,897,468	$230,993,333
Affiliated (Note 2)	23,345,326	19,004,300	3,640,350

Total fair value of investments	619,857,709	213,901,768	234,633,683
Receivables:
Investment securities sold	1,598,020	—	—
Dividends and interest	1,990,046	236,476	192,701

Total Assets	623,445,775	214,138,244	234,826,384

LIABILITIES
Payables:
Investment securities purchased	3,456,842	—	—
Collateral for securities on loan (Note 1)	22,884,511	18,871,370	3,549,232
Investment advisory fees (Note 2)	130,532	50,454	59,121

Total Liabilities	26,471,885	18,921,824	3,608,353

NET ASSETS	$596,973,890	$195,216,420	$231,218,031

Net assets consist of:
Paid-in capital	$587,171,484	$244,099,814	$210,784,320
Undistributed (distributions in excess of) net investment income	(229,372)	293,493	308,872
Accumulated net realized loss	(23,433,507)	(79,357,951)	(5,853,389)
Net unrealized appreciation	33,465,285	30,181,064	25,978,228

NET ASSETS	$596,973,890	$195,216,420	$231,218,031

Shares outstanding[b]	4,000,000	1,250,000	1,750,000

Net asset value per share	$149.24	$156.17	$132.12

[a]	Securities on loan with values of $22,350,125, $18,470,512 and $3,472,664, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2016

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$184,526,932	$100,569,474	$352,067,660
Affiliated (Note 2)	17,432,715	26,688,884	22,294,452

Total cost of investments	$201,959,647	$127,258,358	$374,362,112

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$202,315,558	$108,000,512	$376,666,902
Affiliated (Note 2)	17,434,273	26,691,545	22,296,535

Total fair value of investments	219,749,831	134,692,057	398,963,437
Cash	—	—	1,553
Receivables:
Investment securities sold	—	—	363,928
Dividends and interest	87,290	37,087	243,301

Total Assets	219,837,121	134,729,144	399,572,219

LIABILITIES
Payables:
Investment securities purchased	57,410	—	719,516
Collateral for securities on loan (Note 1)	17,197,407	26,613,963	21,796,624
Investment advisory fees (Note 2)	43,728	28,530	97,994

Total Liabilities	17,298,545	26,642,493	22,614,134

NET ASSETS	$202,538,576	$108,086,651	$376,958,085

Net assets consist of:
Paid-in capital	$200,012,770	$111,405,901	$371,806,040
Undistributed (distributions in excess of) net investment income	(196,233)	24,120	745,224
Accumulated net realized loss	(15,068,145)	(10,777,069)	(20,194,504)
Net unrealized appreciation	17,790,184	7,433,699	24,601,325

NET ASSETS	$202,538,576	$108,086,651	$376,958,085

Shares outstanding[b]	1,450,000	800,000	3,000,000

Net asset value per share	$139.68	$135.11	$125.65

[a]	Securities on loan with values of $16,763,790, $25,971,295 and $21,291,694, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$6,777,255	$4,314,338	$5,016,809
Dividends — affiliated (Note 2)	1,280	83,539	33,295
Securities lending income — affiliated — net (Note 2)	34,190	121,270	5,996

Total investment income	6,812,725	4,519,147	5,056,100

EXPENSES
Investment advisory fees (Note 2)	633,763	978,064	386,896

Total expenses	633,763	978,064	386,896

Net investment income	6,178,962	3,541,083	4,669,204

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,420,577)	12,664,016	6,578,164
Investments — affiliated (Note 2)	192	2,231	(3,532)
In-kind redemptions — unaffiliated	6,101,998	24,342,324	1,523,033
In-kind redemptions — affiliated (Note 2)	—	151,371	13,635
Realized gain distributions from affiliated funds	1	2	—

Net realized gain (loss)	(1,318,386)	37,159,944	8,111,300

Net change in unrealized appreciation/depreciation	31,560,458	(20,507,921)	(1,751,049)

Net realized and unrealized gain	30,242,072	16,652,023	6,360,251

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,421,034	$20,193,106	$11,029,455

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,724,554	$930,509	$2,822,676
Dividends — affiliated (Note 2)	935	213	461
Securities lending income — affiliated — net (Note 2)	76,708	39,860	9,367

Total investment income	4,802,197	970,582	2,832,504

EXPENSES
Investment advisory fees (Note 2)	742,861	304,582	326,660

Total expenses	742,861	304,582	326,660

Net investment income	4,059,336	666,000	2,505,844

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,451,868)	2,279,858	(2,923,098)
Investments — affiliated (Note 2)	339	—	27
In-kind redemptions — unaffiliated	20,363,810	3,977,054	8,375,153
Realized gain distributions from affiliated funds	2	—	—

Net realized gain	6,912,283	6,256,912	5,452,082

Net change in unrealized appreciation/depreciation	3,641,712	(3,323,481)	5,063,374

Net realized and unrealized gain	10,553,995	2,933,431	10,515,456

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,613,331	$3,599,431	$13,021,300

[a]	Net of foreign withholding tax of $ —, $1,544 and $327, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,523,854	$419,810	$5,617,867
Dividends — affiliated (Note 2)	360	190	785
Securities lending income — affiliated — net (Note 2)	84,881	125,745	225,341

Total investment income	1,609,095	545,745	5,843,993

EXPENSES
Investment advisory fees (Note 2)	256,149	169,862	583,744

Total expenses	256,149	169,862	583,744

Net investment income	1,352,946	375,883	5,260,249

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,470,271	(1,617,479)	1,245,949
Investments — affiliated (Note 2)	268	464	(480,506)
In-kind redemptions — unaffiliated	—	1,184,241	3,004,290

Net realized gain (loss)	3,470,539	(432,774)	3,769,733

Net change in unrealized appreciation/depreciation	4,504,151	4,248,784	6,304,869

Net realized and unrealized gain	7,974,690	3,816,010	10,074,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,327,636	$4,191,893	$15,334,851

[a]	Net of foreign withholding tax of $ —, $283 and $3,372, respectively.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,178,962	$11,596,095	$3,541,083	$7,577,495
Net realized gain (loss)	(1,318,386)	29,648,110	37,159,944	30,571,927
Net change in unrealized appreciation/depreciation	31,560,458	(36,391,810)	(20,507,921)	(45,520,780)

Net increase (decrease) in net assets resulting from operations	36,421,034	4,852,395	20,193,106	(7,371,358)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,188,344)	(14,935,231)	(3,207,985)	(8,221,970)

Total distributions to shareholders	(6,188,344)	(14,935,231)	(3,207,985)	(8,221,970)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,286,694	72,321,439	—	174,311,345
Cost of shares redeemed	(18,277,512)	(121,143,939)	(59,759,385)	(93,719,941)

Net increase (decrease) in net assets from capital share transactions	7,009,182	(48,822,500)	(59,759,385)	80,591,404

INCREASE (DECREASE) IN NET ASSETS	37,241,872	(58,905,336)	(42,774,264)	64,998,076

NET ASSETS
Beginning of period	608,926,857	667,832,193	791,245,938	726,247,862

End of period	$646,168,729	$608,926,857	$748,471,674	$791,245,938

Undistributed net investment income included in net assets at end of period	$585,581	$594,963	$333,098	$—

SHARES ISSUED AND REDEEMED
Shares sold	200,000	600,000	—	1,450,000
Shares redeemed	(150,000)	(1,000,000)	(500,000)	(800,000)

Net increase (decrease) in shares outstanding	50,000	(400,000)	(500,000)	650,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,669,204	$8,593,293	$4,059,336	$8,267,459
Net realized gain	8,111,300	8,016,217	6,912,283	10,957,052
Net change in unrealized appreciation/depreciation	(1,751,049)	(11,326,185)	3,641,712	(31,233,717)

Net increase (decrease) in net assets resulting from operations	11,029,455	5,283,325	14,613,331	(12,009,206)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,465,486)	(8,461,262)	(4,288,708)	(8,762,394)

Total distributions to shareholders	(4,465,486)	(8,461,262)	(4,288,708)	(8,762,394)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,076,514	35,993,228	121,188,182	142,404,188
Cost of shares redeemed	(8,803,920)	(49,147,480)	(74,601,122)	(96,645,293)

Net increase (decrease) in net assets from capital share transactions	17,272,594	(13,154,252)	46,587,060	45,758,895

INCREASE (DECREASE) IN NET ASSETS	23,836,563	(16,332,189)	56,911,683	24,987,295

NET ASSETS
Beginning of period	289,101,367	305,433,556	540,062,207	515,074,912

End of period	$312,937,930	$289,101,367	$596,973,890	$540,062,207

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$901,858	$698,140	$(229,372)	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	450,000	800,000	950,000
Shares redeemed	(100,000)	(600,000)	(500,000)	(650,000)

Net increase (decrease) in shares outstanding	200,000	(150,000)	300,000	300,000

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$666,000	$844,919	$2,505,844	$4,623,413
Net realized gain	6,256,912	9,676,174	5,452,082	11,165,791
Net change in unrealized appreciation/depreciation	(3,323,481)	(25,840,699)	5,063,374	(12,930,144)

Net increase (decrease) in net assets resulting from operations	3,599,431	(15,319,606)	13,021,300	2,859,060

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(372,507)	(908,775)	(2,196,972)	(4,725,652)

Total distributions to shareholders	(372,507)	(908,775)	(2,196,972)	(4,725,652)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,772,692	50,982,712	25,160,189
Cost of shares redeemed	(15,365,887)	(15,348,668)	(25,291,409)	(55,098,649)

Net increase (decrease) in net assets from capital share transactions	(15,365,887)	(7,575,976)	25,691,303	(29,938,460)

INCREASE (DECREASE) IN NET ASSETS	(12,138,963)	(23,804,357)	36,515,631	(31,805,052)

NET ASSETS
Beginning of period	207,355,383	231,159,740	194,702,400	226,507,452

End of period	$195,216,420	$207,355,383	$231,218,031	$194,702,400

Undistributed net investment income included in net assets at end of period	$293,493	$—	$308,872	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	400,000	200,000
Shares redeemed	(100,000)	(100,000)	(200,000)	(450,000)

Net increase (decrease) in shares outstanding	(100,000)	(50,000)	200,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,352,946	$3,136,631	$375,883	$707,884
Net realized gain (loss)	3,470,539	4,719,083	(432,774)	5,562,482
Net change in unrealized appreciation/depreciation	4,504,151	(14,880,313)	4,248,784	(12,820,625)

Net increase (decrease) in net assets resulting from operations	9,327,636	(7,024,599)	4,191,893	(6,550,259)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,736,062)	(2,949,748)	(386,383)	(673,264)

Total distributions to shareholders	(1,736,062)	(2,949,748)	(386,383)	(673,264)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	43,828,228	—	14,689,481
Cost of shares redeemed	—	(63,440,027)	(6,702,384)	(14,905,373)

Net increase (decrease) in net assets from capital share transactions	—	(19,611,799)	(6,702,384)	(215,892)

INCREASE (DECREASE) IN NET ASSETS	7,591,574	(29,586,146)	(2,896,874)	(7,439,415)

NET ASSETS
Beginning of period	194,947,002	224,533,148	110,983,525	118,422,940

End of period	$202,538,576	$194,947,002	$108,086,651	$110,983,525

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(196,233)	$186,883	$24,120	$34,620

SHARES ISSUED AND REDEEMED
Shares sold	—	300,000	—	100,000
Shares redeemed	—	(450,000)	(50,000)	(100,000)

Net decrease in shares outstanding	—	(150,000)	(50,000)	—

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap Value ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,260,249	$9,839,725
Net realized gain	3,769,733	8,462,836
Net change in unrealized appreciation/depreciation	6,304,869	(31,687,780)

Net increase (decrease) in net assets resulting from operations	15,334,851	(13,385,219)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,807,011)	(9,547,820)

Total distributions to shareholders	(4,807,011)	(9,547,820)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,034,056	51,124,667
Cost of shares redeemed	(18,603,403)	(79,571,291)

Net decrease in net assets from capital share transactions	(12,569,347)	(28,446,624)

DECREASE IN NET ASSETS	(2,041,507)	(51,379,663)

NET ASSETS
Beginning of period	378,999,592	430,379,255

End of period	$376,958,085	$378,999,592

Undistributed net investment income included in net assets at end of period	$745,224	$291,986

SHARES ISSUED AND REDEEMED
Shares sold	50,000	400,000
Shares redeemed	(150,000)	(650,000)

Net decrease in shares outstanding	(100,000)	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$120.58	$122.54	$110.41	$94.86	$79.37	$76.26

Income from investment operations:
Net investment income[a]	1.23	2.27	2.33	2.17	1.88	1.59
Net realized and unrealized gain (loss)[b]	6.12	(1.27)	12.05	15.49	15.49	3.07

Total from investment operations	7.35	1.00	14.38	17.66	17.37	4.66

Less distributions from:
Net investment income	(1.23)	(2.96)	(2.25)	(2.11)	(1.88)	(1.55)

Total distributions	(1.23)	(2.96)	(2.25)	(2.11)	(1.88)	(1.55)

Net asset value, end of period	$126.70	$120.58	$122.54	$110.41	$94.86	$79.37

Total return	6.12%[c]	0.87%	13.09%	18.80%	22.23%	6.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$646,169	$608,927	$667,832	$469,247	$336,736	$273,843
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.95%	1.91%	1.96%	2.13%	2.27%	2.20%
Portfolio turnover rate[e]	32%	39%	27%	35%	63%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$116.36	$118.09	$100.37	$83.14	$77.06	$69.79

Income from investment operations:
Net investment income[a]	0.55	1.13	1.11	0.93	1.06	0.60
Net realized and unrealized gain (loss)[b]	2.40	(1.64)	17.67	17.26	6.08	7.27

Total from investment operations	2.95	(0.51)	18.78	18.19	7.14	7.87

Less distributions from:
Net investment income	(0.50)	(1.22)	(1.06)	(0.96)	(1.06)	(0.60)

Total distributions	(0.50)	(1.22)	(1.06)	(0.96)	(1.06)	(0.60)

Net asset value, end of period	$118.81	$116.36	$118.09	$100.37	$83.14	$77.06

Total return	2.52%[c]	(0.44)%	18.77%	21.98%	9.36%	11.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$748,472	$791,246	$726,248	$521,926	$448,978	$462,367
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.91%	0.96%	0.99%	1.00%	1.37%	0.88%
Portfolio turnover rate[e]	18%	22%	21%	23%	42%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$85.03	$86.04	$82.96	$72.21	$62.95	$65.67

Income from investment operations:
Net investment income[a]	1.33	2.56	2.21	2.05	1.84	1.82
Net realized and unrealized gain (loss)[b]	1.83	(1.03)	3.07	10.75	9.28	(2.74)

Total from investment operations	3.16	1.53	5.28	12.80	11.12	(0.92)

Less distributions from:
Net investment income	(1.26)	(2.54)	(2.20)	(2.05)	(1.86)	(1.80)

Total distributions	(1.26)	(2.54)	(2.20)	(2.05)	(1.86)	(1.80)

Net asset value, end of period	$86.93	$85.03	$86.04	$82.96	$72.21	$62.95

Total return	3.72%[c]	1.92%	6.42%	17.98%	18.02%	(1.18)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$312,938	$289,101	$305,434	$298,657	$259,965	$251,789
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	3.02%	3.10%	2.60%	2.67%	2.83%	3.03%
Portfolio turnover rate[e]	16%	27%	14%	26%	45%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$145.96	$151.49	$133.53	$111.77	$96.32	$94.80

Income from investment operations:
Net investment income[a]	1.04	2.30	2.01	1.55	1.46	1.16
Net realized and unrealized gain (loss)[b]	3.33	(5.42)	18.03	21.81	15.35	1.56

Total from investment operations	4.37	(3.12)	20.04	23.36	16.81	2.72

Less distributions from:
Net investment income	(1.09)	(2.41)	(2.08)	(1.60)	(1.36)	(1.20)

Total distributions	(1.09)	(2.41)	(2.08)	(1.60)	(1.36)	(1.20)

Net asset value, end of period	$149.24	$145.96	$151.49	$133.53	$111.77	$96.32

Total return	2.99%[c]	(2.03)%	15.09%	21.04%	17.65%	3.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$596,974	$540,062	$515,075	$280,415	$195,605	$154,119
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.37%	1.59%	1.39%	1.26%	1.48%	1.32%
Portfolio turnover rate[e]	29%	51%	55%	50%	90%	53%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$153.60	$165.11	$142.18	$119.51	$106.71	$108.23

Income from investment operations:
Net investment income[a]	0.52	0.60	0.60	0.55	0.72	0.14
Net realized and unrealized gain (loss)[b]	2.34	(11.46)	23.19	22.75	12.93	(1.47)

Total from investment operations	2.86	(10.86)	23.79	23.30	13.65	(1.33)

Less distributions from:
Net investment income	(0.29)	(0.65)	(0.86)	(0.63)	(0.85)	(0.19)

Total distributions	(0.29)	(0.65)	(0.86)	(0.63)	(0.85)	(0.19)

Net asset value, end of period	$156.17	$153.60	$165.11	$142.18	$119.51	$106.71

Total return	1.86%[c]	(6.58)%	16.78%	19.52%	12.89%	(1.22)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$195,216	$207,355	$231,160	$199,052	$167,313	$170,744
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.66%	0.39%	0.39%	0.41%	0.67%	0.14%
Portfolio turnover rate[e]	24%	44%	50%	41%	73%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$125.61	$125.84	$118.75	$96.24	$79.43	$82.79

Income from investment operations:
Net investment income[a]	1.50	2.86	2.38	2.28	2.02	1.58
Net realized and unrealized gain (loss)[b]	6.30	(0.12)	7.22	22.46	16.75	(3.30)

Total from investment operations	7.80	2.74	9.60	24.74	18.77	(1.72)

Less distributions from:
Net investment income	(1.29)	(2.97)	(2.51)	(2.23)	(1.96)	(1.64)

Total distributions	(1.29)	(2.97)	(2.51)	(2.23)	(1.96)	(1.64)

Net asset value, end of period	$132.12	$125.61	$125.84	$118.75	$96.24	$79.43

Total return	6.22%[c]	2.29%	8.13%	25.94%	24.06%	(1.90)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$231,218	$194,702	$226,507	$189,994	$120,302	$99,283
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.30%	2.37%	1.93%	2.11%	2.46%	2.11%
Portfolio turnover rate[e]	22%	38%	33%	39%	66%	50%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$134.45	$140.33	$130.00	$107.69	$93.85	$99.99

Income from investment operations:
Net investment income[a]	0.93	2.05	1.61	1.21	1.55	1.00
Net realized and unrealized gain (loss)[b]	5.50	(5.99)	10.40	22.28	14.04	(6.22)

Total from investment operations	6.43	(3.94)	12.01	23.49	15.59	(5.22)

Less distributions from:
Net investment income	(1.20)	(1.94)	(1.68)	(1.18)	(1.75)	(0.92)

Total distributions	(1.20)	(1.94)	(1.68)	(1.18)	(1.75)	(0.92)

Net asset value, end of period	$139.68	$134.45	$140.33	$130.00	$107.69	$93.85

Total return	4.79%[c]	(2.78)%	9.27%	21.89%	16.88%	(5.13)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$202,539	$194,947	$224,533	$214,500	$161,536	$150,155
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.32%	1.53%	1.19%	0.99%	1.63%	1.13%
Portfolio turnover rate[e]	32%	65%	61%	68%	98%	62%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$130.57	$139.32	$125.88	$103.68	$92.49	$95.37

Income from investment operations:
Net investment income[a]	0.46	0.83	0.77	0.67	0.87	0.37
Net realized and unrealized gain (loss)[b]	4.56	(8.79)	13.49	22.29	11.56	(2.91)

Total from investment operations	5.02	(7.96)	14.26	22.96	12.43	(2.54)

Less distributions from:
Net investment income	(0.48)	(0.79)	(0.82)	(0.76)	(1.24)	(0.34)

Total distributions	(0.48)	(0.79)	(0.82)	(0.76)	(1.24)	(0.34)

Net asset value, end of period	$135.11	$130.57	$139.32	$125.88	$103.68	$92.49

Total return	3.84%[c]	(5.73)%	11.35%	22.16%	13.59%	(2.65)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$108,087	$110,984	$118,423	$132,177	$93,315	$92,487
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.66%	0.62%	0.58%	0.55%	0.93%	0.43%
Portfolio turnover rate[e]	29%	59%	61%	62%	81%	68%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$122.26	$128.47	$122.17	$103.19	$86.62	$89.46

Income from investment operations:
Net investment income[a]	1.71	3.04	3.11	2.10	2.44	1.96
Net realized and unrealized gain (loss)[b]	3.23	(6.28)	6.40	19.15	16.53	(2.70)

Total from investment operations	4.94	(3.24)	9.51	21.25	18.97	(0.74)

Less distributions from:
Net investment income	(1.55)	(2.97)	(3.21)	(2.27)	(2.40)	(2.10)

Total distributions	(1.55)	(2.97)	(3.21)	(2.27)	(2.40)	(2.10)

Net asset value, end of period	$125.65	$122.26	$128.47	$122.17	$103.19	$86.62

Total return	4.05%[c]	(2.42)%	7.83%	20.78%	22.32%	(0.57)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$376,958	$379,000	$430,379	$366,517	$278,624	$164,577
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.70%	2.56%	2.47%	1.85%	2.67%	2.42%
Portfolio turnover rate[e]	23%	51%	40%	52%	69%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Non-diversified
Morningstar Large-Cap Value	Non-diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified

iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morningstar Large-Cap Growth
Barclays Capital Inc.	$706,094	$706,094	$—
JPMorgan Securities LLC	296,156	296,156	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,344,448	2,344,448	—
UBS AG	936,766	936,766	—

	$4,283,464	$4,283,464	$—

Morningstar Mid-Cap
BNP Paribas Prime Brokerage International Ltd.	$371,478	$371,478	$—
Citigroup Global Markets Inc.	157,468	157,468	—
Credit Suisse Securities (USA) LLC	1,258,057	1,258,057	—
Deutsche Bank Securities Inc.	629,063	629,063	—
Goldman Sachs & Co.	6,332,319	6,332,319	—
JPMorgan Securities LLC	10,907,572	10,907,572	—
Merrill Lynch, Pierce, Fenner & Smith	2,506,974	2,506,974	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	41,434	41,434	—
State Street Bank & Trust Company	44,680	44,680	—
UBS Securities LLC	101,080	101,080	—

	$22,350,125	$22,350,125	$—

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morningstar Mid-Cap Growth
Barclays Capital Inc.	$30,136	$30,136	$—
BNP Paribas Prime Brokerage Inc.	1,240,073	1,240,073	—
BNP Paribas Prime Brokerage International Ltd.	228,726	228,726	—
Citigroup Global Markets Inc.	518,322	518,322	—
Credit Suisse Securities (USA) LLC	3,023,415	3,023,415	—
Deutsche Bank Securities Inc.	7,599	7,599	—
Goldman Sachs & Co.	2,436,125	2,436,125	—
HSBC Bank PLC	50,549	50,549	—
JPMorgan Securities LLC	1,585,835	1,585,835	—
Merrill Lynch, Pierce, Fenner & Smith	1,844,355	1,844,355	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,158,286	3,158,286	—
National Financial Services LLC	321,594	321,594	—
Nomura Securities International Inc.	113,655	113,655	—
State Street Bank & Trust Company	2,563,437	2,563,437	—
UBS AG	506,754	506,754	—
UBS Securities LLC	841,651	841,651	—

	$18,470,512	$18,470,512	$—

Morningstar Mid-Cap Value
Deutsche Bank Securities Inc.	$496,377	$496,377	$—
Goldman Sachs & Co.	1,373,441	1,373,441	—
HSBC Bank PLC	1,463	1,463	—
JPMorgan Securities LLC	459,957	459,957	—
Mizuho Securities USA Inc.	963,147	963,147	—
State Street Bank & Trust Company	178,279	178,279	—

	$3,472,664	$3,472,664	$—

Morningstar Small-Cap
Barclays Capital Inc.	$154,286	$154,286	$—
BNP Paribas Prime Brokerage International Ltd.	358,308	358,308	—
Citigroup Global Markets Inc.	1,387,862	1,387,862	—
Credit Suisse Securities (USA) LLC	150,449	150,449	—
Deutsche Bank Securities Inc.	624,283	624,283	—
Goldman Sachs & Co.	5,057,381	5,057,381	—
JPMorgan Securities LLC	4,108,861	4,108,861	—
Merrill Lynch, Pierce, Fenner & Smith	570,753	570,753	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,129,950	2,129,950	—
RBC Capital Markets LLC	154,802	154,802	—
Scotia Capital (USA) Inc.	38,127	38,127	—
State Street Bank & Trust Company	228,240	228,240	—
UBS Securities LLC	1,798,508	1,798,508	—
Wells Fargo Securities LLC	1,980	1,980	—

	$16,763,790	$16,763,790	$—

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morningstar Small-Cap Growth
Barclays Capital Inc.	$523,888	$523,888	$—
BNP Paribas Prime Brokerage Inc.	243,879	243,879	—
BNP Paribas Prime Brokerage International Ltd.	251,295	251,295	—
Citigroup Global Markets Inc.	1,526,940	1,526,940	—
Credit Suisse Securities (USA) LLC	1,064,564	1,064,564	—
Deutsche Bank Securities Inc.	1,300,447	1,300,447	—
Goldman Sachs & Co.	5,485,847	5,485,847	—
HSBC Bank PLC	916,655	916,655	—
Jefferies LLC	582,008	582,008	—
JPMorgan Securities LLC	4,125,933	4,125,933	—
Merrill Lynch, Pierce, Fenner & Smith	1,926,421	1,926,421	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,938,895	3,938,895	—
National Financial Services LLC	260,946	260,946	—
Scotia Capital (USA) Inc.	182,313	182,313	—
SG Americas Securities LLC	206,642	206,642	—
State Street Bank & Trust Company	1,125,634	1,125,634	—
Timber Hill LLC	541,927	541,927	—
UBS Securities LLC	316,801	316,801	—
Wells Fargo Securities LLC	1,450,260	1,450,260	—

	$25,971,295	$25,971,295	$—

Morningstar Small-Cap Value
Barclays Capital Inc.	$1,612,790	$1,612,790	$—
Citigroup Global Markets Inc.	2,449,575	2,449,575	—
Credit Suisse Securities (USA) LLC	874,198	874,198	—
Deutsche Bank Securities Inc.	1,753,313	1,753,313	—
Goldman Sachs & Co.	11,005,413	11,005,413	—
JPMorgan Securities LLC	814,706	814,706	—
Merrill Lynch, Pierce, Fenner & Smith	33,460	33,460	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,731,739	2,731,739	—
National Financial Services LLC	16,409	16,409	—
UBS Securities LLC	91	91	—

	$21,291,694	$21,291,694	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30

iShares ETF	Investment Advisory Fee
Morningstar Mid-Cap Value	0.30%
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Morningstar Large-Cap	$14,158
Morningstar Large-Cap Growth	47,892
Morningstar Large-Cap Value	2,122
Morningstar Mid-Cap	33,897
Morningstar Mid-Cap Growth	18,543

iShares ETF	Fees Paid to BTC
Morningstar Mid-Cap Value	$4,409
Morningstar Small-Cap	36,619
Morningstar Small-Cap Growth	53,981
Morningstar Small-Cap Value	89,915

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$142,627,405	$91,655,323
Morningstar Large-Cap Growth	63,533,356	70,226,726
Morningstar Large-Cap Value	33,287,426	30,036,121
Morningstar Mid-Cap	54,274,440	62,261,691
Morningstar Mid-Cap Growth	29,413,215	24,837,344
Morningstar Mid-Cap Value	26,235,414	21,509,954
Morningstar Small-Cap	35,876,282	37,811,598
Morningstar Small-Cap Growth	18,221,993	14,875,973
Morningstar Small-Cap Value	29,430,403	29,073,510

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$207,328,237	$200,504,802
Morningstar Large-Cap Growth	140,657,234	140,931,882
Morningstar Large-Cap Value	49,686,507	49,507,831
Morningstar Mid-Cap	172,917,803	169,253,432
Morningstar Mid-Cap Growth	49,125,465	49,020,268
Morningstar Mid-Cap Value	51,102,514	47,073,021
Morningstar Small-Cap	64,610,560	64,456,759
Morningstar Small-Cap Growth	34,428,859	33,876,920
Morningstar Small-Cap Value	92,077,663	91,426,304

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$25,090,422	$18,131,514
Morningstar Large-Cap Growth	—	59,451,849
Morningstar Large-Cap Value	25,977,702	8,698,641
Morningstar Mid-Cap	119,340,581	74,151,897
Morningstar Mid-Cap Growth	—	15,352,702
Morningstar Mid-Cap Value	49,472,911	25,091,756
Morningstar Small-Cap Growth	—	6,659,312
Morningstar Small-Cap Value	5,822,985	17,914,964

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by virtue of its investment in equity, fixed income and/or financial derivative instruments or indirectly by virtue of its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Morningstar Large-Cap	$—	$—	$10,657,565	$—	$10,657,565
Morningstar Large-Cap Growth	1,290,050	22,043,878	66,358,290	982,680	90,674,898
Morningstar Large-Cap Value	—	8,647,349	36,252,824	5,511,604	50,411,777
Morningstar Mid-Cap	2,838,362	—	13,624,906	—	16,463,268
Morningstar Mid-Cap Growth	—	—	77,504,649	3,999,375	81,504,024
Morningstar Mid-Cap Value	—	—	7,062,145	—	7,062,145
Morningstar Small-Cap	5,073,215	—	6,154,821	—	11,228,036
Morningstar Small-Cap Growth	612,037	—	7,478,218	—	8,090,255
Morningstar Small-Cap Value	5,484,372	—	9,082,688	—	14,567,060

[a]	Must be utilized prior to loses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	85

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds, except for iShares Morningstar Large-Cap Growth ETF and iShares Morningstar Mid-Cap ETF, which were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iShares Morningstar Large-Cap	$1.221542	$—	$0.009422	$1.230964	99%	—%	1%	100%
iShares Morningstar Large-Cap Growth	0.462094	—	0.034547	0.496641	93	—	7	100
iShares Morningstar Mid-Cap	0.977816	—	0.114273	1.092089	90	—	10	100
iShares Morningstar Mid-Cap Growth	0.271825	—	0.020235	0.292060	93	—	7	100
iShares Morningstar Mid-Cap Value	1.241918	—	0.049668	1.291586	96	—	4	100
iShares Morningstar Small-Cap	0.938454	—	0.258830	1.197284	78	—	22	100
iShares Morningstar Small-Cap Growth	0.370499	—	0.112480	0.482979	77	—	23	100
iShares Morningstar Small-Cap Value	1.427243	—	0.126409	1.553652	92	—	8	100

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-404-1016

OCTOBER 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Cohen & Steers REIT ETF | ICF | NYSE Arca
➢	iShares Europe Developed Real Estate ETF | IFEU | NASDAQ
➢	iShares Global REIT ETF | REET | NYSE Arca
➢	iShares International Developed Real Estate ETF | IFGL | NASDAQ
➢	iShares Real Estate 50 ETF* | FTY* | NYSE Arca

*	Effective November 3, 2016, the fund will change its name to iShares Core U.S. REIT ETF and its ticker to USRT.

Fund Performance Overview

iSHARES® COHEN & STEERS REIT ETF

Performance as of October 31, 2016

The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 0.24%, net of fees, while the total return for the Index was 0.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.01%	5.07%	5.37%	5.01%	5.07%	5.37%
5 Years	10.52%	10.53%	10.92%	64.88%	65.00%	67.88%
10 Years	3.88%	3.90%	4.15%	46.26%	46.60%	50.19%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.40	$1.72	$1,000.00	$1,023.50	$1.73	0.34%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Retail REITs	23.89%
Residential REITs	18.77
Specialized REITs	18.06
Office REITs	15.93
Health Care REITs	14.46
Industrial REITs	6.25
Hotel & Resort REITs	2.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Simon Property Group Inc.	7.51%
Public Storage	7.18
Prologis Inc.	6.25
Equinix Inc.	5.66
Welltower Inc.	5.58
AvalonBay Communities Inc.	5.36
Ventas Inc.	5.23
Equity Residential	5.15
Boston Properties Inc.	4.22
Vornado Realty Trust	3.76

TOTAL	55.90%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2016

The iShares Europe Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed European markets, as represented by the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was -10.51%, net of fees, while the total return for the Index was -10.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.98)%	(14.16)%	(13.96)%	(13.98)%	(14.16)%	(13.96)%
5 Years	7.04%	7.24%	7.13%	40.50%	41.85%	41.08%
Since Inception	(0.25)%	(0.26)%	(0.29)%	(2.22)%	(2.35)%	(2.60)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.90	$2.29	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Real Estate Operating Companies	38.54%
Retail REITs	27.25
Diversified REITs	16.54
Office REITs	6.02
Industrial REITs	4.11
Diversified Real Estate Activities	2.15
Real Estate Development	1.82
Health Care REITs	1.60
Specialized REITs	1.02
Other**	0.95

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments*

United Kingdom	28.77%
France	21.36
Germany	21.12
Sweden	7.93
Switzerland	5.72
Spain	3.73
Belgium	3.27
Netherlands	2.38
Austria	2.25
Finland	1.23

TOTAL	97.76%

*	Excludes money market funds.
**	Other includes sector and/or investment types which individually represent less than 1% of total investments.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL REIT ETF

Performance as of October 31, 2016

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets, as represented by the FTSE EPRA/NAREIT Global REIT Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was -1.52%, net of fees, while the total return for the Index was -1.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.18%	4.09%	3.52%	4.18%	4.09%	3.52%
Since Inception	4.66%	4.74%	4.00%	11.14%	11.32%	9.50%

The inception date of the Fund was 7/8/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$984.80	$0.70	$1,000.00	$1,024.50	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Retail REITs	29.57%
Diversified REITs	15.05
Office REITs	14.33
Residential REITs	12.71
Health Care REITs	9.11
Industrial REITs	7.96
Specialized REITs	7.33
Hotel & Resort REITs	3.94

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments*

United States	65.10%
Japan	7.65
Australia	7.10
United Kingdom	4.50
France	4.00
Canada	2.98
Singapore	2.37
South Africa	1.52
Hong Kong	1.49
Mexico	0.64

TOTAL	97.35%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2016

The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA/NAREIT Developed ex-U.S. Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was -3.84%, net of fees, while the total return for the Index was -3.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.79)%	0.03%	(0.58)%	(0.79)%	0.03%	(0.58)%
5 Years	6.06%	6.35%	6.45%	34.22%	36.05%	36.71%
Since Inception	(0.48)%	(0.48)%	(0.28)%	(4.24)%	(4.24)%	(2.47)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$961.60	$2.37	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Retail REITs	22.85%
Diversified Real Estate Activities	20.28
Real Estate Operating Companies	16.67
Diversified REITs	15.17
Office REITs	9.69
Industrial REITs	6.06
Real Estate Development	4.86
Residential REITs	2.58
Other**	1.84

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/16

Country	Percentage of Total Investments*

Japan	24.77%
Hong Kong	17.26
Australia	12.71
United Kingdom	9.66
France	7.20
Germany	7.08
Canada	5.99
Singapore	5.24
Sweden	2.66
Switzerland	1.87

TOTAL	94.44%

*	Excludes money market funds.
**	Other includes sector and/or investment types which individually represent less than 1% of total investments.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® REAL ESTATE 50 ETF

Performance as of October 31, 2016

The iShares Real Estate 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest U.S. real estate equities, as represented by the FTSE NAREIT Real Estate 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2016, the total return for the Fund was 1.61%, net of fees, while the total return for the Index was 1.85%.

Special note: Effective November 3, 2016, the Fund will change its name to the iShares Core U.S. REIT ETF and the investment objective of the Fund will change to track a new underlying index, the FTSE NAREIT Equity REITs Index, which is a free float-adjusted market capitalization-weighted index designed to measure the performance of U.S. listed equity REITs, excluding infrastructure REITs, mortgage REITs and timber REITs. Additionally, the Fund will change its trading ticket to USRT.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.57%	6.59%	6.89%	6.57%	6.59%	6.89%
5 Years	10.25%	10.25%	10.75%	62.89%	62.88%	66.62%
Since Inception	3.95%	3.91%	4.38%	44.56%	44.03%	50.25%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Beginning Account Value (5/1/16)	Ending Account Value (10/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.10	$2.44	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/16

Sector	Percentage of Total Investments*

Specialized REITs	28.69%
Retail REITs	22.51
Residential REITs	15.10
Health Care REITs	10.21
Office REITs	8.68
Industrial REITs	5.37
Diversified REITs	3.81
Mortgage REITs	3.27
Hotel & Resort REITs	2.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/16

Security	Percentage of Total Investments*

Simon Property Group Inc.	8.59%
American Tower Corp.	7.28
Public Storage	4.55
Crown Castle International Corp.	4.51
Prologis Inc.	4.02
Equinix Inc.	3.73
Welltower Inc.	3.58
Ventas Inc.	3.49
AvalonBay Communities Inc.	3.44
Weyerhaeuser Co.	3.29

TOTAL	46.48%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2016 and held through October 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

HEALTH CARE REITS — 14.45%
HCP Inc.[a]	4,036,345	$138,244,816
Ventas Inc.[a]	2,921,971	197,963,535
Welltower Inc.[a]	3,084,973	211,413,200

		547,621,551
HOTEL & RESORT REITS — 2.64%
Host Hotels & Resorts Inc.[a]	6,457,927	99,968,710

		99,968,710
INDUSTRIAL REITS — 6.25%
Prologis Inc.[a]	4,539,960	236,804,314

		236,804,314
OFFICE REITS — 15.92%
Alexandria Real Estate Equities Inc.[a]	673,815	72,643,995
Boston Properties Inc.	1,327,431	159,928,887
Douglas Emmett Inc.[a]	1,213,386	44,288,589
Highwoods Properties Inc.	841,758	41,776,450
Kilroy Realty Corp.[a]	796,567	57,217,408
SL Green Realty Corp.[a]	866,197	85,077,869
Vornado Realty Trust[a]	1,533,389	142,267,831

		603,201,029
RESIDENTIAL REITS — 18.77%
American Campus Communities Inc.[a]	1,127,199	58,738,340
AvalonBay Communities Inc.[a]	1,185,293	202,898,456
Equity Lifestyle Properties Inc.[a]	694,467	52,668,377
Equity Residential[a]	3,158,487	195,036,572
Essex Property Trust Inc.[a]	565,413	121,049,269
UDR Inc.[a]	2,308,467	80,727,091

		711,118,105
RETAIL REITS — 23.87%
Federal Realty Investment Trust[a]	612,718	88,985,035
General Growth Properties Inc.[a]	5,037,218	125,678,589
Kimco Realty Corp.[a]	3,626,399	96,498,478
Macerich Co. (The)	1,090,722	77,201,303
Realty Income Corp.[a]	2,226,321	131,887,256
Regency Centers Corp.[a]	886,739	63,907,280
Simon Property Group Inc.[a]	1,529,344	284,396,810
Weingarten Realty Investors[a]	997,606	36,123,313

		904,678,064

Security	Shares	Value
SPECIALIZED REITS — 18.06%
Digital Realty Trust Inc.[a]	1,268,745	$118,538,845
Equinix Inc.[a]	599,970	214,357,282
Extra Space Storage Inc.[a]	1,082,004	79,148,593
Public Storage[a]	1,273,523	272,177,335

		684,222,055

TOTAL COMMON STOCKS
(Cost: $3,411,165,976)		3,787,613,828

SHORT-TERM INVESTMENTS — 7.70%

MONEY MARKET FUNDS — 7.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[b,c,d]	290,363,801	290,392,837
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	1,141,276	1,141,276

		291,534,113

TOTAL SHORT-TERM INVESTMENTS
(Cost: $291,514,636)		291,534,113

TOTAL INVESTMENTS IN SECURITIES — 107.66% (Cost: $3,702,680,612)[e]		4,079,147,941
Other Assets, Less Liabilities — (7.66)%		(290,109,948)

NET ASSETS — 100.00%		$3,789,037,993

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $3,837,259,343. Net unrealized appreciation was $241,888,598, of which $436,143,026 represented gross unrealized appreciation on securities and $194,254,428 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REIT ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,787,613,828	$—	$—	$3,787,613,828
Money market funds	291,534,113	—	—	291,534,113

Total	$4,079,147,941	$—	$—	$4,079,147,941

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AUSTRIA — 2.24%
BUWOG AG	24,503	$591,327
CA Immobilien Anlagen AG	19,413	351,980
Conwert Immobilien Invest SE	18,731	331,812

		1,275,119
BELGIUM — 3.25%
Aedifica SAa	3,423	283,674
Befimmo SA	5,327	309,900
Cofinimmo SA	5,524	646,415
Intervest Offices & Warehouses NV	4,116	108,986
Leasinvest Real Estate SCA	545	62,730
Warehouses De Pauw CVA	3,991	366,970
Wereldhave Belgium NV	595	74,355

		1,853,030
FINLAND — 1.23%
Citycon OYJ	107,032	250,614
Sponda OYJ	66,152	312,688
Technopolis OYJ	39,052	134,848

		698,150
FRANCE — 21.29%
Affine SA	1,933	31,827
ANF Immobilier	1,972	44,229
Fonciere des Regions	10,013	874,039
Gecina SA	10,898	1,586,481
ICADE	9,684	695,110
Klepierre	55,835	2,280,854
Mercialys SA	11,335	234,468
Unibail-Rodamco SE	26,794	6,373,635

		12,120,643
GERMANY — 21.05%
ADLER Real Estate AGa,b	6,654	97,340
ADO Properties SAc	7,922	288,269
Alstria office REIT AGb	36,242	467,008
Deutsche Euroshop AG	12,529	540,445
Deutsche Wohnen AG Bearer	91,621	2,984,927
DIC Asset AG	11,824	113,270
Grand City Properties SA	27,597	484,181
Hamborner REIT AG	21,001	207,330
LEG Immobilien AG	17,081	1,438,767
TAG Immobilien AG	38,716	516,076
TLG Immobilien AG	15,132	316,493
Vonovia SE	126,773	4,458,808

Security	Shares	Value
WCM Beteiligungs & Grundbesitz-AGa	23,874	$70,452

		11,983,366
IRELAND — 1.17%
Green REIT PLC	184,916	275,679
Hibernia REIT PLC	186,919	262,887
Irish Residential Properties REIT PLC	97,379	125,428

		663,994
ITALY — 0.43%
Beni Stabili SpA SIIQ	290,192	169,075
Immobiliare Grande Distribuzione SIIQ SpA	98,564	75,740

		244,815
NETHERLANDS — 2.37%
Eurocommercial Properties NV	12,058	512,594
NSI NV	37,657	147,368
VastNed Retail NV	5,231	200,755
Wereldhave NV	10,955	489,902

		1,350,619
NORWAY — 0.64%
Entra ASA[c]	25,572	274,270
Norwegian Property ASA	68,000	89,002

		363,272
SPAIN — 3.72%
Axiare Patrimonio SOCIMI SA	16,014	227,507
Hispania Activos Inmobiliarios SOCIMI SA	24,158	297,128
Inmobiliaria Colonial SA	63,870	450,402
Lar Espana Real Estate SOCIMI SA	20,811	149,425
Merlin Properties SOCIMI SA	88,359	991,838

		2,116,300
SWEDEN — 7.90%
Castellum AB	71,858	974,940
D. Carnegie & Co. ABa	12,305	138,442
Dios Fastigheter AB	12,964	86,580
Fabege AB	36,020	609,284
Fastighets AB Balder Class Ba	24,884	566,003
Hemfosa Fastigheter AB	25,570	240,919
Hufvudstaden AB Class A	30,138	467,028
Klovern AB Class B	150,418	158,813
Kungsleden AB	43,175	272,790
Pandox AB	14,206	225,495
Wallenstam AB Class B	53,141	409,683

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2016

Security	Shares	Value
Wihlborgs Fastigheter AB	18,021	$349,573

		4,499,550
SWITZERLAND — 5.69%
Allreal Holding AG Registered	2,627	386,785
Mobimo Holding AG Registered	1,692	407,387
PSP Swiss Property AG Registered	10,889	974,493
Swiss Prime Site AG Registered	17,756	1,473,233

		3,241,898
UNITED KINGDOM — 28.67%
Assura PLC	445,934	320,131
Big Yellow Group PLC	38,708	327,030
British Land Co. PLC (The)	277,993	1,987,197
Capital & Counties Properties PLC[b]	199,357	701,708
Capital & Regional PLC	145,242	100,189
Daejan Holdings PLC	1,352	90,043
Derwent London PLC	26,910	794,748
Empiric Student Property PLC	137,583	186,032
F&C Commercial Property Trust Ltd.	143,296	219,387
F&C UK REIT	65,315	75,557
Grainger PLC	111,832	301,744
Great Portland Estates PLC	93,013	674,544
Hammerson PLC	212,648	1,430,517
Hansteen Holdings PLC	203,798	267,478
Helical PLC	26,982	87,132
Intu Properties PLC[b]	253,758	853,535
Kennedy Wilson Europe Real Estate PLC	31,910	395,433
Land Securities Group PLC	213,557	2,604,710
LondonMetric Property PLC	159,260	289,911
Medicx Fund Ltd.	104,521	111,020
Picton Property Income Ltd.	148,592	128,352
Primary Health Properties PLC	157,930	214,991
Redefine International PLC/Isle of Man	325,891	164,126
Regional REIT Ltd.[c]	60,615	78,260
Safestore Holdings PLC	57,488	251,480
Schroder REIT Ltd.	141,860	97,856
Segro PLC	225,115	1,201,613
Shaftesbury PLC	75,800	848,630
Standard Life Investment Property Income Trust Ltd.	104,960	108,603
Target Healthcare REIT Ltd.	66,750	90,256
Tritax Big Box REIT PLC	300,046	497,471
UK Commercial Property Trust Ltd.	181,505	173,069
UNITE Group PLC (The)	60,391	408,103

Security	Shares	Value
Workspace Group PLC	31,676	$243,448

		16,324,304

TOTAL COMMON STOCKS
(Cost: $65,415,361)		56,735,060

SHORT-TERM INVESTMENTS — 3.89%

MONEY MARKET FUNDS — 3.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	2,213,308	2,213,529
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	2,144	2,144

		2,215,673

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,215,613)		2,215,673

TOTAL INVESTMENTS IN SECURITIES — 103.54% (Cost: $67,630,974)[g]		58,950,733
Other Assets, Less Liabilities — (3.54)%		(2,015,678)

NET ASSETS — 100.00%		$56,935,055

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $68,896,928. Net unrealized depreciation was $9,946,195, of which $1,591,694 represented gross unrealized appreciation on securities and $11,537,889 represented gross unrealized depreciation on securities.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$56,735,060	$—	$—	$56,735,060
Money market funds	2,215,673	—	—	2,215,673

Total	$58,950,733	$—	$—	$58,950,733

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® GLOBAL REIT ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AUSTRALIA — 7.07%
BWP Trust	93,712	$211,791
Charter Hall Retail REIT	67,635	213,588
Cromwell Property Group	276,393	191,392
Dexus Property Group	185,142	1,259,501
Goodman Group	334,342	1,727,495
GPT Group (The)	339,115	1,202,511
Investa Office Fund	107,763	347,690
Mirvac Group	702,968	1,117,990
Scentre Group	966,524	3,096,355
Shopping Centres Australasia Property Group	139,667	232,752
Stockland	452,883	1,523,226
Vicinity Centres	621,776	1,357,913
Westfield Corp.	363,428	2,461,299

		14,943,503
BELGIUM — 0.63%
Aedifica SAa	2,420	200,552
Befimmo SA	3,662	213,038
Cofinimmo SA	3,940	461,057
Intervest Offices & Warehouses NV	2,912	77,106
Leasinvest Real Estate SCA	475	54,673
Warehouses De Pauw CVA	2,950	271,250
Wereldhave Belgium NV	475	59,359

		1,337,035
CANADA — 2.97%
Allied Properties REIT	14,665	394,568
Artis REIT	25,976	227,151
Boardwalk REIT[b]	7,736	284,101
Canadian Apartment Properties REIT	25,840	565,289
Canadian REIT	13,675	471,189
Cominar REIT	31,805	352,637
Crombie REIT	14,830	149,711
Dream Global REIT	19,456	132,392
Dream Office REIT	21,548	268,657
Granite REIT	8,980	282,750
H&R REIT	53,070	903,210
Killam Apartment REIT	8,816	78,014
Milestone Apartments REIT	13,510	181,847
Northview Apartment Real Estate Investment Trust	8,816	131,097
Pure Industrial Real Estate Trust	40,224	161,466

Security	Shares	Value
RioCan REIT	59,670	$1,161,122
Smart REIT	21,392	533,902

		6,279,103
CHINA — 0.15%
Spring REIT	310,000	130,718
Yuexiu REIT[b]	310,000	177,889

		308,607
FRANCE — 3.98%
Affine SA	1,436	23,644
ANF Immobilier	1,764	39,563
Fonciere des Regions	7,012	612,080
Gecina SA	7,570	1,102,006
ICADE	6,745	484,151
Klepierre	39,076	1,596,251
Mercialys SA	7,996	165,400
Unibail-Rodamco SE	18,460	4,391,181

		8,414,276
GERMANY — 0.22%
Alstria office REIT AGb	24,919	321,102
Hamborner REIT AG	15,328	151,324

		472,426
GREECE — 0.00%
Grivalia Properties REIC AE	1,008	7,757

		7,757
HONG KONG — 1.49%
Champion REIT[b]	475,000	270,121
Link REIT	402,500	2,870,236

		3,140,357
IRELAND — 0.23%
Green REIT PLC	133,588	199,157
Hibernia REIT PLC	134,572	189,266
Irish Residential Properties REIT PLC	71,612	92,239

		480,662
ITALY — 0.10%
Beni Stabili SpA SIIQ	236,575	137,836
Immobiliare Grande Distribuzione SIIQ SpA	88,030	67,645

		205,481
JAPAN — 7.62%
Activia Properties Inc.	124	601,799
Advance Residence Investment Corp.	145	404,844

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2016

Security	Shares	Value
AEON REIT Investment Corp.	145	$175,653
Daiwa House REIT Investment Corp.	310	836,323
Frontier Real Estate Investment Corp.	124	582,919
Fukuoka REIT Corp.	145	250,854
GLP J-REIT	475	594,400
Hulic Reit Inc.	145	253,614
Invincible Investment Corp.	641	311,091
Japan Excellent Inc.	333	464,238
Japan Hotel REIT Investment Corp.	806	543,802
Japan Logistics Fund Inc.	145	314,740
Japan Prime Realty Investment Corp.	145	624,375
Japan Real Estate Investment Corp.	288	1,663,568
Japan Rental Housing Investments Inc.	476	367,356
Japan Retail Fund Investment Corp.	475	1,075,344
Kenedix Office Investment Corp.	10	56,145
Mori Hills REIT Investment Corp.	310	436,009
MORI TRUST Sogo REIT Inc.	145	233,054
Nippon Accommodations Fund Inc.	124	561,089
Nippon Building Fund Inc.	178	1,055,279
Nippon Prologis REIT Inc.	310	700,033
Nomura Real Estate Master Fund Inc.	740	1,197,126
Orix JREIT Inc.	475	812,271
Premier Investment Corp.	310	398,544
Sekisui House Reit Inc.	145	195,523
Sekisui House SI Residential Investment Corp.	311	359,284
TOKYU REIT Inc.	145	190,969
United Urban Investment Corp.	501	843,383

		16,103,629
MEXICO — 0.64%
Fibra Uno Administracion SA de CV	526,000	1,008,790
Macquarie Mexico Real Estate Management SA de CV	179,600	227,371
Prologis Property Mexico SA de CV	64,100	108,313

		1,344,474
NETHERLANDS — 0.44%
Eurocommercial Properties NV	8,230	349,863
NSI NV	26,468	103,581
VastNed Retail NV	3,610	138,544

Security	Shares	Value
Wereldhave NV	7,311	$326,944

		918,932
NEW ZEALAND — 0.12%
Kiwi Property Group Ltd.	248,568	260,514

		260,514
SINGAPORE — 2.37%
Ascendas REIT	443,650	755,407
Ascott Residence Trust	163,000	132,915
CapitaLand Commercial Trust	410,700	464,726
CapitaLand Mall Trust	509,500	757,716
CapitaLand Retail China Trust	113,500	121,907
CDL Hospitality Trusts	130,100	125,249
First REIT	113,500	108,860
Fortune REIT	310,000	375,765
Keppel REIT	361,000	282,700
Lippo Malls Indonesia Retail Trust	406,100	113,786
Mapletree Commercial Trust	373,092	410,109
Mapletree Greater China Commercial Trust	373,200	278,848
Mapletree Industrial Trust	245,500	303,370
Mapletree Logistics Trust	291,300	216,607
Suntec REIT	460,100	555,333

		5,003,298
SOUTH AFRICA — 1.52%
Arrowhead Properties Ltd. Class A	183,488	118,537
Delta Property Fund Ltd.	109,232	62,303
Emira Property Fund Ltd.	88,608	92,009
Growthpoint Properties Ltd.	509,420	949,885
Hyprop Investments Ltd.	47,728	423,738
Rebosis Property Fund Ltd.	83,380	70,501
Redefine Properties Ltd.	844,864	725,646
Resilient REIT Ltd.	50,844	420,743
SA Corporate Real Estate Fund Nominees Pty Ltd.	442,688	181,573
Vukile Property Fund Ltd.	119,544	164,032

		3,208,967
SPAIN — 0.52%
Axiare Patrimonio SOCIMI SA	13,675	194,277
Hispania Activos Inmobiliarios SOCIMI SA	18,157	223,320
Lar Espana Real Estate SOCIMI SA	14,833	106,503
Merlin Properties SOCIMI SA	50,527	567,170

		1,091,270

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2016

Security	Shares	Value
TURKEY — 0.23%
Dogus Gayrimenkul Yatirim Ortakligi ASa	14,700	$19,036
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	382,578	390,417
Is Gayrimenkul Yatirim Ortakligi ASb	76,602	38,839
Saf Gayrimenkul Yatirim Ortakligi AS	37,018	10,161
Torunlar Gayrimenkul Yatirim Ortakligi AS	23,461	37,125

		495,578
UNITED KINGDOM — 4.48%
Assura PLC	314,636	225,874
Big Yellow Group PLC	27,616	233,317
British Land Co. PLC (The)	195,345	1,396,398
Capital & Regional PLC	99,725	68,791
Derwent London PLC	19,292	569,762
Empiric Student Property PLC	84,200	113,851
F&C UK REIT	43,300	50,089
Great Portland Estates PLC	66,119	479,505
Hammerson PLC	150,010	1,009,141
Hansteen Holdings PLC	140,968	185,016
Intu Properties PLC[b]	179,855	604,956
Land Securities Group PLC	149,845	1,827,628
LondonMetric Property PLC	112,000	203,880
Primary Health Properties PLC	102,672	139,768
Redefine International PLC/Isle of Man	229,760	115,712
Regional REIT Ltd.[c]	32,795	42,342
Safestore Holdings PLC	33,389	146,060
Schroder REIT Ltd.	98,405	67,881
Segro PLC	141,788	756,832
Shaftesbury PLC	52,484	587,592
Standard Life Investment Property Income Trust Ltd.	67,348	69,686
Target Healthcare REIT Ltd.	40,060	54,167
Tritax Big Box REIT PLC	207,518	344,061
Workspace Group PLC	23,028	176,983

		9,469,292
UNITED STATES — 64.87%
Acadia Realty Trust	15,144	510,201
Agree Realty Corp.	4,765	230,388
Alexander’s Inc.[b]	310	119,124
Alexandria Real Estate Equities Inc.[b]	14,832	1,599,038

Security	Shares	Value
American Assets Trust Inc.	5,940	$235,877
American Campus Communities Inc.	24,829	1,293,839
American Homes 4 Rent Class A	42,204	890,926
Apartment Investment & Management Co. Class A	29,749	1,311,038
Apple Hospitality REIT Inc.	31,970	576,419
Ashford Hospitality Trust Inc.	22,094	128,366
AvalonBay Communities Inc.	25,701	4,399,497
Boston Properties Inc.	28,835	3,474,041
Brandywine Realty Trust	33,828	524,334
Brixmor Property Group Inc.	57,556	1,463,074
Camden Property Trust	16,481	1,342,213
Care Capital Properties Inc.[b]	15,749	418,451
Cedar Realty Trust Inc.	17,161	116,180
Chatham Lodging Trust	7,013	124,130
Chesapeake Lodging Trust	11,861	257,502
Colony Starwood Homes	9,474	274,841
Columbia Property Trust Inc.	24,008	506,089
Corporate Office Properties Trust	18,144	484,263
Cousins Properties Inc.	65,633	509,968
CubeSmart	34,115	889,378
DCT Industrial Trust Inc.	17,160	802,230
DDR Corp.	59,505	909,831
DiamondRock Hospitality Co.	40,882	374,070
Digital Realty Trust Inc.[b]	29,953	2,798,509
Douglas Emmett Inc.	26,802	978,273
Duke Realty Corp.	66,044	1,727,051
DuPont Fabros Technology Inc.	14,948	610,028
EastGroup Properties Inc.	5,528	375,406
Education Realty Trust Inc.	14,008	596,601
Empire State Realty Trust Inc. Class A	22,759	445,394
EPR Properties	12,242	890,238
Equity Commonwealth[a]	23,516	710,418
Equity Lifestyle Properties Inc.	14,867	1,127,513
Equity One Inc.	17,652	503,082
Equity Residential	67,180	4,148,365
Essex Property Trust Inc.	12,356	2,645,296
Extra Space Storage Inc.[b]	22,256	1,628,026
Federal Realty Investment Trust	13,511	1,962,203
FelCor Lodging Trust Inc.	30,080	192,211
First Industrial Realty Trust Inc.	22,346	590,158
First Potomac Realty Trust	12,240	109,181
Forest City Realty Trust Inc. Class A	44,675	964,533
Franklin Street Properties Corp.	18,152	210,019

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2016

Security	Shares	Value
General Growth Properties Inc.	95,290	$2,377,485
Getty Realty Corp.	5,044	114,650
Government Properties Income Trust	1,741	33,323
Gramercy Property Trust	79,956	737,194
HCP Inc.	87,174	2,985,709
Healthcare Realty Trust Inc.	22,260	709,871
Healthcare Trust of America Inc. Class A	26,475	810,135
Hersha Hospitality Trust	8,405	149,777
Highwoods Properties Inc.	18,802	933,143
Hospitality Properties Trust	26,173	716,093
Host Hotels & Resorts Inc.	141,452	2,189,677
Hudson Pacific Properties Inc.	20,471	688,235
Investors Real Estate Trust	24,666	149,723
Kilroy Realty Corp.[b]	17,470	1,254,870
Kimco Realty Corp.	79,450	2,114,165
Kite Realty Group Trust	15,848	395,091
LaSalle Hotel Properties	22,258	528,628
Lexington Realty Trust	46,088	467,332
Liberty Property Trust	28,272	1,143,037
Life Storage Inc.	8,983	724,479
LTC Properties Inc.	7,508	376,226
Macerich Co. (The)	27,189	1,924,437
Mack-Cali Realty Corp.	17,160	440,669
Medical Properties Trust Inc.	56,122	782,341
Mid-America Apartment Communities Inc.[b]	14,171	1,314,360
Monmouth Real Estate Investment Corp.	10,885	148,798
Monogram Residential Trust Inc.[b]	32,372	341,201
National Health Investors Inc.	7,014	531,381
National Retail Properties Inc.	28,013	1,277,953
New Senior Investment Group Inc.[b]	16,340	170,263
New York REIT Inc.	31,224	294,130
Omega Healthcare Investors Inc.[b]	32,709	1,041,127
Paramount Group Inc.	27,944	434,529
Parkway Inc.[a]	7,847	141,398
Pebblebrook Hotel Trust	13,511	328,047
Pennsylvania REIT	13,224	258,000
Physicians Realty Trust	25,371	501,585
Piedmont Office Realty Trust Inc. Class A	27,616	565,576
Pinnacle Entertainment Inc.	38,905	1,277,251
Post Properties Inc.	10,210	671,716

Security	Shares	Value
Prologis Inc.	98,735	$5,150,018
PS Business Parks Inc.	3,940	432,573
Public Storage	27,351	5,845,456
QTS Realty Trust Inc. Class A	8,560	393,418
Ramco-Gershenson Properties Trust	15,520	269,117
Realty Income Corp.	49,110	2,909,276
Regency Centers Corp.	19,783	1,425,761
Retail Opportunity Investments Corp.	20,288	407,992
Retail Properties of America Inc. Class A	44,448	692,055
Rexford Industrial Realty Inc.[b]	12,387	260,870
RLJ Lodging Trust	25,043	493,848
Ryman Hospitality Properties Inc.[b]	9,385	473,192
Sabra Health Care REIT Inc.	12,896	300,477
Saul Centers Inc.	2,750	166,320
Select Income REIT	13,392	331,318
Senior Housing Properties Trust	33,165	705,420
Seritage Growth Properties Class Ab	5,096	232,123
Silver Bay Realty Trust Corp.	7,340	122,945
Simon Property Group Inc.	59,177	11,004,555
SL Green Realty Corp.	18,957	1,861,957
Spirit Realty Capital Inc.	88,030	1,048,437
STAG Industrial Inc.	13,513	311,745
STORE Capital Corp.	29,003	791,492
Summit Hotel Properties Inc.	16,668	216,517
Sun Communities Inc.	11,864	912,698
Sunstone Hotel Investors Inc.	42,695	536,249
Tanger Factory Outlet Centers Inc.	18,308	637,118
Taubman Centers Inc.	11,310	819,523
Terreno Realty Corp.	8,656	225,922
Tier REIT Inc.	9,385	138,429
UDR Inc.	50,267	1,757,837
Universal Health Realty Income Trust	531	31,170
Urban Edge Properties[b]	16,730	431,801
Urstadt Biddle Properties Inc. Class A	636	13,674
Ventas Inc.	66,107	4,478,749
VEREIT Inc.	180,149	1,693,401
Vornado Realty Trust	31,971	2,966,269
Washington Prime Group Inc.	36,780	385,822
Washington REIT	14,044	413,174
Weingarten Realty Investors	21,715	786,300

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2016

Security	Shares	Value
Welltower Inc.	67,098	$4,598,226
WP Carey Inc.	16,996	1,032,337
Xenia Hotels & Resorts Inc.	21,437	334,632

		137,061,631

TOTAL COMMON STOCKS
(Cost: $207,410,012)		210,546,792

SHORT-TERM INVESTMENTS — 3.17%

MONEY MARKET FUNDS — 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	6,488,306	6,488,955
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	202,460	202,460

		6,691,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,690,766)		6,691,415

Value
TOTAL INVESTMENTS IN SECURITIES — 102.82% (Cost: $214,100,778)[g]	$217,238,207
Other Assets, Less Liabilities — (2.82)%	(5,964,395)

NET ASSETS — 100.00%	$211,273,812

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $218,473,156. Net unrealized depreciation was $1,234,949, of which $10,341,010 represented gross unrealized appreciation on securities and $11,575,959 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$210,546,792	$—	$—	$210,546,792
Money market funds	6,691,415	—	—	6,691,415

Total	$217,238,207	$—	$—	$217,238,207

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.61%

AUSTRALIA — 12.66%
BWP Trust	583,334	$1,318,347
Charter Hall Retail REIT	415,540	1,312,251
Cromwell Property Group	1,770,779	1,226,201
Dexus Property Group	1,165,353	7,927,771
Goodman Group	2,128,196	10,996,069
GPT Group (The)	2,151,866	7,630,574
Investa Office Fund	680,118	2,194,351
Mirvac Group	4,443,911	7,067,530
Scentre Group	6,119,221	19,603,530
Shopping Centres Australasia Property Group	871,664	1,452,611
Stockland	2,869,067	9,649,816
Vicinity Centres	3,940,361	8,605,457
Westfield Corp.	2,309,929	15,643,888

		94,628,396
AUSTRIA — 0.75%
BUWOG AG	108,177	2,610,619
CA Immobilien Anlagen AG	85,212	1,544,992
Conwert Immobilien Invest SE	82,582	1,462,907

		5,618,518
BELGIUM — 1.10%
Aedifica SAa	15,254	1,264,141
Befimmo SAb	23,368	1,359,442
Cofinimmo SA	24,459	2,862,177
Intervest Offices & Warehouses NV	17,884	473,545
Leasinvest Real Estate SCA	2,630	302,716
Warehouses De Pauw CVA	17,621	1,620,238
Wereldhave Belgium NV	2,633	329,038

		8,211,297
CANADA — 5.97%
Allied Properties REIT	93,054	2,503,658
Artis REIT	176,473	1,543,192
Boardwalk REIT[b]	47,603	1,748,196
Canadian Apartment Properties REIT	162,797	3,561,431
Canadian REIT	86,527	2,981,397
Chartwell Retirement Residences	228,585	2,548,077
Cominar REIT	205,140	2,274,486
Crombie REIT	102,307	1,032,803
Dream Global REIT	143,072	973,562
Dream Office REIT	131,237	1,636,240

Security	Shares	Value
First Capital Realty Inc.	115,736	$1,847,113
Granite REIT	55,757	1,755,602
H&R REIT	338,218	5,756,204
Killam Apartment REIT	78,637	695,866
Milestone Apartments REIT	85,475	1,150,508
Northview Apartment Real Estate Investment Trust	55,685	828,056
Pure Industrial Real Estate Trust	256,638	1,030,190
RioCan REIT	380,824	7,410,476
Smart REIT	132,552	3,308,237

		44,585,294
FINLAND — 0.41%
Citycon OYJ	464,458	1,087,521
Sponda OYJ	293,926	1,389,334
Technopolis OYJ	170,161	587,571

		3,064,426
FRANCE — 7.17%
Affine SA	9,205	151,560
ANF Immobilier	8,942	200,554
Fonciere des Regions	44,447	3,879,798
Gecina SA	48,392	7,044,685
ICADE	42,869	3,077,103
Klepierre	246,957	10,088,170
Mercialys SA	49,970	1,033,644
Unibail-Rodamco SE	118,127	28,099,516

		53,575,030
GERMANY — 7.05%
ADLER Real Estate AGa,b	29,581	432,734
ADO Properties SAc	33,723	1,227,125
Alstria office REIT AGb	157,274	2,026,607
Deutsche Euroshop AG	54,967	2,371,028
Deutsche Wohnen AG Bearer	403,705	13,152,335
DIC Asset AG	48,655	466,100
Grand City Properties SA	121,769	2,136,399
Hamborner REIT AG	92,720	915,367
LEG Immobilien AG	74,955	6,313,612
TAG Immobilien AG	169,395	2,258,001
TLG Immobilien AG	67,591	1,413,700
Vonovia SE	558,875	19,656,522
WCM Beteiligungs & Grundbesitz-AGa	104,412	308,117

		52,677,647
HONG KONG — 17.19%
Champion REIT	2,893,000	1,645,181

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2016

Security	Shares	Value
Cheung Kong Property Holdings Ltd.	3,419,000	$25,328,865
Hang Lung Properties Ltd.	2,367,000	5,225,509
Henderson Land Development Co. Ltd.	1,354,032	8,023,078
Hongkong Land Holdings Ltd.	1,393,900	9,339,130
Hysan Development Co. Ltd.[b]	789,000	3,642,391
Kerry Properties Ltd.	657,500	2,081,488
Link REIT	2,696,000	19,225,233
New World Development Co. Ltd.	6,049,333	7,543,286
Sino Land Co. Ltd.	3,682,800	6,268,717
Sun Hung Kai Properties Ltd.	1,691,000	25,251,011
Swire Properties Ltd.	1,367,600	3,932,698
Wharf Holdings Ltd. (The)[b]	1,453,900	10,930,240

		128,436,827
IRELAND — 0.39%
Green REIT PLC	815,915	1,216,392
Hibernia REIT PLC	840,548	1,182,168
Irish Residential Properties REIT PLC	426,849	549,797

		2,948,357
ISRAEL — 0.29%
Azrieli Group Ltd.	51,377	2,185,800

		2,185,800
ITALY — 0.15%
Beni Stabili SpA SIIQ	1,278,969	745,166
Immobiliare Grande Distribuzione SIIQ SpA	461,442	354,589

		1,099,755
JAPAN — 24.68%
Activia Properties Inc.	594	2,882,809
Advance Residence Investment Corp.	1,578	4,405,816
Aeon Mall Co. Ltd.	131,500	1,952,134
AEON REIT Investment Corp.	1,315	1,592,991
Daiwa House REIT Investment Corp.	1,578	4,257,154
Daiwa Office Investment Corp.	281	1,583,023
Frontier Real Estate Investment Corp.	526	2,472,703
Fukuoka REIT Corp.	789	1,364,992
GLP J-REIT	2,893	3,620,207
Hulic Co. Ltd.	420,800	4,008,382
Hulic Reit Inc.	1,052	1,840,011

Security	Shares	Value
Industrial & Infrastructure Fund Investment Corp.	368	$1,936,566
Invincible Investment Corp.	3,419	1,659,314
Japan Excellent Inc.	1,315	1,833,254
Japan Hotel REIT Investment Corp.	4,471	3,016,548
Japan Logistics Fund Inc.	1,052	2,283,496
Japan Prime Realty Investment Corp.	1,052	4,529,952
Japan Real Estate Investment Corp.	1,467	8,473,797
Japan Rental Housing Investments Inc.	1,841	1,420,803
Japan Retail Fund Investment Corp.	2,993	6,775,798
Kenedix Office Investment Corp.	407	2,285,102
Kenedix Retail REIT Corp.	526	1,266,384
Mitsubishi Estate Co. Ltd.	1,422,000	28,166,656
Mitsui Fudosan Co. Ltd.	1,140,000	25,933,007
Mori Hills REIT Investment Corp.	1,841	2,589,330
MORI TRUST Sogo REIT Inc.	1,112	1,787,285
Nippon Accommodations Fund Inc.	526	2,380,102
Nippon Building Fund Inc.	1,630	9,663,510
Nippon Prologis REIT Inc.	1,841	4,157,295
Nomura Real Estate Holdings Inc.	131,500	2,223,681
Nomura Real Estate Master Fund Inc.	4,734	7,658,372
NTT Urban Development Corp.	131,500	1,206,319
Orix JREIT Inc.	2,893	4,947,158
Premier Investment Corp.	1,578	2,028,718
Sekisui House Reit Inc.	1,052	1,418,551
Sekisui House SI Residential Investment Corp.	1,052	1,215,328
Sumitomo Realty & Development Co. Ltd.	526,000	13,830,118
Tokyo Tatemono Co. Ltd.	236,700	3,009,290
TOKYU REIT Inc.	1,052	1,385,515
United Urban Investment Corp.	3,156	5,312,808

		184,374,279
NETHERLANDS — 0.80%
Eurocommercial Properties NV	53,126	2,258,421
NSI NV	168,583	659,739
VastNed Retail NV	22,881	878,126
Wereldhave NV	48,392	2,164,066

		5,960,352

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2016

Security	Shares	Value
NEW ZEALAND — 0.21%
Kiwi Property Group Ltd.	1,526,769	$1,600,148

		1,600,148
NORWAY — 0.21%
Entra ASA[c]	108,619	1,164,981
Norwegian Property ASA	299,294	391,734

		1,556,715
SINGAPORE — 5.22%
Ascendas REIT	2,682,695	4,567,848
CapitaLand Commercial Trust	2,416,900	2,734,835
CapitaLand Ltd.	3,050,800	6,772,736
CapitaLand Mall Trust	3,182,300	4,732,639
CDL Hospitality Trusts[b]	762,700	734,261
City Developments Ltd.	710,100	4,331,309
Fortune REIT	1,578,000	1,912,764
Keppel REIT	2,261,800	1,771,221
Mapletree Commercial Trust	2,261,855	2,486,269
Mapletree Industrial Trust	1,525,400	1,884,969
Mapletree Logistics Trust	1,762,110	1,310,284
Suntec REIT	2,893,000	3,491,803
UOL Group Ltd.	552,300	2,249,832

		38,980,770
SPAIN — 1.22%
Axiare Patrimonio SOCIMI SA	71,273	1,012,558
Hispania Activos Inmobiliarios SOCIMI SA	106,019	1,303,967
Inmobiliaria Colonial SA	280,095	1,975,190
Lar Espana Real Estate SOCIMI SA	95,305	684,300
Merlin Properties SOCIMI SA	369,108	4,143,271

		9,119,286
SWEDEN — 2.66%
Castellum AB	316,704	4,296,909
D. Carnegie & Co. ABa	53,653	603,645
Dios Fastigheter AB	57,334	382,904
Fabege AB	158,326	2,678,108
Fastighets AB Balder Class Ba	110,460	2,512,486
Hemfosa Fastigheter AB	112,587	1,060,787
Hufvudstaden AB Class A	132,289	2,049,992
Klovern AB Class B	666,116	703,293
Kungsleden AB	192,426	1,215,794
Pandox AB	62,068	985,217
Wallenstam AB Class B	232,807	1,794,793
Wihlborgs Fastigheter AB	80,478	1,561,121

		19,845,049

Security	Shares	Value
SWITZERLAND — 1.86%
Allreal Holding AG Registered	11,309	$1,665,073
Mobimo Holding AG Registered	7,627	1,836,372
PSP Swiss Property AG Registered	48,129	4,307,227
Swiss Prime Site AG Registered	73,492	6,097,703

		13,906,375
UNITED KINGDOM — 9.62%
Assura PLC	1,964,873	1,410,561
Big Yellow Group PLC	169,372	1,430,961
British Land Co. PLC (The)	1,226,811	8,769,697
Capital & Counties Properties PLC[b]	887,099	3,122,459
Capital & Regional PLC	641,983	442,845
Daejan Holdings PLC	6,049	402,864
Derwent London PLC	119,665	3,534,134
Empiric Student Property PLC	583,071	788,398
F&C Commercial Property Trust Ltd.	633,041	969,191
F&C UK REIT	291,667	337,401
Grainger PLC	486,550	1,312,804
Great Portland Estates PLC	412,384	2,990,669
Hammerson PLC	940,225	6,325,042
Hansteen Holdings PLC	876,579	1,150,481
Helical PLC	117,561	379,637
Intu Properties PLC[b]	1,128,007	3,794,141
Kennedy Wilson Europe Real Estate PLC	143,861	1,782,745
Land Securities Group PLC	941,731	11,486,095
LondonMetric Property PLC	699,543	1,273,421
Medicx Fund Ltd.	435,265	462,331
Picton Property Income Ltd.	650,428	561,831
Primary Health Properties PLC[b]	682,313	928,835
Redefine International PLC/Isle of Man	1,423,475	716,892
Regional REIT Ltd.[c]	243,538	314,432
Safestore Holdings PLC	241,816	1,057,820
Schroder REIT Ltd.	614,311	423,757
Segro PLC	992,299	5,296,668
Shaftesbury PLC	332,695	3,724,737
Standard Life Investment Property Income Trust Ltd.	452,886	468,607
Target Healthcare REIT Ltd.	279,043	377,307
Tritax Big Box REIT PLC	1,322,876	2,193,305
UK Commercial Property Trust Ltd.	802,939	765,621

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2016

Security	Shares	Value
UNITE Group PLC (The)	266,945	$1,803,929
Workspace Group PLC	140,968	1,083,419

		71,883,037

TOTAL COMMON STOCKS
(Cost: $775,842,948)		744,257,358

SHORT-TERM INVESTMENTS — 1.77%

MONEY MARKET FUNDS — 1.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	12,618,204	12,619,466
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	636,748	636,748

		13,256,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,255,493)		13,256,214

Value
TOTAL INVESTMENTS IN SECURITIES — 101.38% (Cost: $789,098,441)[g]	$757,513,572
Other Assets, Less Liabilities — (1.38)%	(10,313,332)

NET ASSETS — 100.00%	$747,200,240

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $826,629,258. Net unrealized depreciation was $69,115,686, of which $38,162,419 represented gross unrealized appreciation on securities and $107,278,105 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$744,257,358	$—	$—	$744,257,358
Money market funds	13,256,214	—	—	13,256,214

Total	$757,513,572	$—	$—	$757,513,572

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® REAL ESTATE 50 ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

DIVERSIFIED REITS — 3.81%
Liberty Property Trust	14,561	$588,701
Spirit Realty Capital Inc.	45,331	539,892
VEREIT Inc.	95,097	893,912
WP Carey Inc.	8,783	533,480

		2,555,985
HEALTH CARE REITS — 10.19%
HCP Inc.	45,817	1,569,232
Omega Healthcare Investors Inc.[a]	16,950	539,519
Ventas Inc.[a]	34,487	2,336,494
Welltower Inc.	34,988	2,397,728

		6,842,973
HOTEL & RESORT REITS — 2.36%
Hospitality Properties Trust	16,137	441,508
Host Hotels & Resorts Inc.[a]	73,627	1,139,746

		1,581,254
INDUSTRIAL REITS — 5.36%
Duke Realty Corp.	34,559	903,718
Prologis Inc.	51,629	2,692,968

		3,596,686
MORTGAGE REITS — 3.27%
AGNC Investment Corp.	32,943	660,836
Annaly Capital Management Inc.	98,075	1,016,057
Starwood Property Trust Inc.	23,286	517,881

		2,194,774
OFFICE REITS — 8.66%
Alexandria Real Estate Equities Inc.[a]	7,686	828,628
Boston Properties Inc.	15,114	1,820,935
Kilroy Realty Corp.	9,075	651,857
SL Green Realty Corp.	9,813	963,833
Vornado Realty Trust	16,695	1,548,962

		5,814,215
RESIDENTIAL REITS — 15.07%
American Campus Communities Inc.	12,821	668,102
Apartment Investment & Management Co. Class A	15,376	677,620
AvalonBay Communities Inc.	13,485	2,308,362
Camden Property Trust[a]	8,599	700,303
Equity Lifestyle Properties Inc.[a]	7,649	580,100
Equity Residential	35,500	2,192,125
Essex Property Trust Inc.	6,463	1,383,664

Security	Shares	Value
Mid-America Apartment Communities Inc.[a]	7,405	$686,814
UDR Inc.	26,320	920,410

		10,117,500
RETAIL REITS — 22.46%
Brixmor Property Group Inc.	29,998	762,549
DDR Corp.	30,605	467,950
Federal Realty Investment Trust	6,978	1,013,415
General Growth Properties Inc.	49,627	1,238,194
Kimco Realty Corp.	41,345	1,100,191
Macerich Co. (The)	14,152	1,001,679
National Retail Properties Inc.	14,460	659,665
Realty Income Corp.[a]	25,382	1,503,630
Regency Centers Corp.	10,275	740,519
Simon Property Group Inc.	30,945	5,754,532
Taubman Centers Inc.	5,922	429,108
Weingarten Realty Investors	11,306	409,390

		15,080,822
SPECIALIZED REITS — 28.63%
American Tower Corp.	41,611	4,876,393
Crown Castle International Corp.	33,234	3,023,962
CubeSmart	17,446	454,817
Digital Realty Trust Inc.[a]	15,697	1,466,571
Equinix Inc.	6,997	2,499,888
Extra Space Storage Inc.	11,597	848,321
Iron Mountain Inc.	23,639	797,343
Public Storage[a]	14,278	3,051,494
Weyerhaeuser Co.	73,601	2,202,878

		19,221,667

TOTAL COMMON STOCKS
(Cost: $55,283,586)		67,005,876

SHORT-TERM INVESTMENTS — 8.69%

MONEY MARKET FUNDS — 8.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[b,c,d]	5,741,501	5,742,076
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	93,781	93,781

		5,835,857

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,835,572)		5,835,857

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 108.50% (Cost: $61,119,158)[e]	$72,841,733
Other Assets, Less Liabilities — (8.50)%	(5,710,148)

NET ASSETS — 100.00%	$67,131,585

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $62,020,420. Net unrealized appreciation was $10,821,313, of which $13,999,956 represented gross unrealized appreciation on securities and $3,178,643 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$67,005,876	$—	$—	$67,005,876
Money market funds	5,835,857	—	—	5,835,857

Total	$72,841,733	$—	$—	$72,841,733

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2016

	iShares Cohen & Steers REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,411,165,976	$65,415,361	$207,410,012
Affiliated (Note 2)	291,514,636	2,215,613	6,690,766

Total cost of investments	$3,702,680,612	$67,630,974	$214,100,778

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,787,613,828	$56,735,060	$210,546,792
Affiliated (Note 2)	291,534,113	2,215,673	6,691,415

Total fair value of investments	4,079,147,941	58,950,733	217,238,207
Foreign currency, at value[b]	—	95,787	68,266
Cash	850,888	—	—
Receivables:
Investment securities sold	—	—	2,920
Dividends and interest	526,803	72,878	321,203
Capital shares sold	11,855	—	124,613
Tax reclaims	—	54,416	34,012

Total Assets	4,080,537,487	59,173,814	217,789,221

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	290,367,928	2,213,468	6,491,040
Capital shares redeemed	4,215	—	—
Investment advisory fees (Note 2)	1,127,351	25,291	24,369

Total Liabilities	291,499,494	2,238,759	6,515,409

NET ASSETS	$3,789,037,993	$56,935,055	$211,273,812

Net assets consist of:
Paid-in capital	$3,748,393,235	$69,621,846	$209,582,899
Distributions in excess of net investment income	(20,322,605)	(418,923)	(972,331)
Accumulated net realized loss	(315,499,966)	(3,578,046)	(469,273)
Net unrealized appreciation (depreciation)	376,467,329	(8,689,822)	3,132,517

NET ASSETS	$3,789,037,993	$56,935,055	$211,273,812

Shares outstanding[c]	38,350,000	1,700,000	8,300,000

Net asset value per share	$98.80	$33.49	$25.45

[a]	Securities on loan with values of $283,841,938, $2,098,750 and $6,299,279, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $95,770 and $68,147, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2016

	iShares International Developed Real Estate ETF	iShares Real Estate 50 ETF

ASSETS
Investments, at cost:
Unaffiliated	$775,842,948	$55,283,586
Affiliated (Note 2)	13,255,493	5,835,572

Total cost of investments	$789,098,441	$61,119,158

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$744,257,358	$67,005,876
Affiliated (Note 2)	13,256,214	5,835,857

Total fair value of investments	757,513,572	72,841,733
Foreign currency, at value[b]	500,049	—
Receivables:
Investment securities sold	2,875	—
Due from custodian (Note 4)	668,889	—
Dividends and interest	1,776,609	60,233
Tax reclaims	232,584	—
Foreign withholding tax claims (Note 7)	94,433	—

Total Assets	760,789,011	72,901,966

LIABILITIES
Payables:
Investment securities purchased	668,889	—
Collateral for securities on loan (Note 1)	12,621,457	5,741,791
Professional fees (Note 7)	944	—
Investment advisory fees (Note 2)	297,481	28,590

Total Liabilities	13,588,771	5,770,381

NET ASSETS	$747,200,240	$67,131,585

Net assets consist of:
Paid-in capital	$862,502,841	$57,006,016
Distributions in excess of net investment income	(3,153,496)	(501,963)
Accumulated net realized loss	(80,482,136)	(1,095,043)
Net unrealized appreciation (depreciation)	(31,666,969)	11,722,575

NET ASSETS	$747,200,240	$67,131,585

Shares outstanding[c]	26,300,000	1,400,000

Net asset value per share	$28.41	$47.95

[a]	Securities on loan with values of $11,967,836 and $5,621,999, respectively. See Note 1.
[b]	Cost of foreign currency: $501,703 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares Cohen & Steers REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$45,600,010	$1,227,238	$2,977,768
Dividends — affiliated (Note 2)	5,947	73	362
Securities lending income — affiliated — net (Note 2)	409,024	3,762	22,505

Total investment income	46,014,981	1,231,073	3,000,635

EXPENSES
Investment advisory fees (Note 2)	6,949,821	177,437	128,812

Total expenses	6,949,821	177,437	128,812

Net investment income	39,065,160	1,053,636	2,871,823

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,968,897)	(598,285)	(507,979)
Investments — affiliated (Note 2)	5,432	1	186
In-kind redemptions — unaffiliated	60,987,702	550,983	338,339
Foreign currency transactions	—	(26,195)	(2,228)
Realized gain distributions from affiliated funds	2	—	—

Net realized gain (loss)	55,024,239	(73,496)	(171,682)

Net change in unrealized appreciation/depreciation on:
Investments	(99,146,494)	(8,267,302)	(8,159,424)
Translation of assets and liabilities in foreign currencies	—	(15,356)	(12,073)

Net change in unrealized appreciation/depreciation	(99,146,494)	(8,282,658)	(8,171,497)

Net realized and unrealized loss	(44,122,255)	(8,356,154)	(8,343,179)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,057,095)	$(7,302,518)	$(5,471,356)

[a]	Net of foreign withholding tax of $ —, $126,223 and $154,647, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2016

	iShares International Developed Real Estate ETF	iShares Real Estate 50 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,948,535	$919,910
Dividends — affiliated (Note 2)	761	130
Securities lending income — affiliated — net (Note 2)	51,363	5,943
Foreign withholding tax claims (Note 7)	94,433	—

Total investment income	12,095,092	925,983

EXPENSES
Investment advisory fees (Note 2)	1,803,086	186,806
Professional fees (Note 7)	944	—

Total expenses	1,804,030	186,806

Net investment income	10,291,062	739,177

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,093,947)	(112,265)
Investments — affiliated (Note 2)	163	—
In-kind redemptions — unaffiliated	4,579,379	1,942,667
Foreign currency transactions	(16,882)	—

Net realized gain (loss)	(1,531,287)	1,830,402

Net change in unrealized appreciation/depreciation on:
Investments	(35,963,583)	(1,167,496)
Translation of assets and liabilities in foreign currencies	(144,401)	—

Net change in unrealized appreciation/depreciation	(36,107,984)	(1,167,496)

Net realized and unrealized gain (loss)	(37,639,271)	662,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,348,209)	$1,402,083

[a]	Net of foreign withholding tax of $1,148,666 and $ —, respectively.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Cohen & Steers REIT ETF		iShares Europe Developed Real Estate ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,065,160	$78,481,634	$1,053,636	$1,725,599
Net realized gain (loss)	55,024,239	195,209,913	(73,496)	2,426,420
Net change in unrealized appreciation/depreciation	(99,146,494)	14,316,745	(8,282,658)	(4,347,478)

Net increase (decrease) in net assets resulting from operations	(5,057,095)	288,008,292	(7,302,518)	(195,459)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,387,765)	(128,976,895)	(1,411,834)	(2,481,890)

Total distributions to shareholders	(59,387,765)	(128,976,895)	(1,411,834)	(2,481,890)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	398,095,052	778,657,102	1,683,040	27,968,405
Cost of shares redeemed	(224,858,388)	(667,591,818)	(14,149,070)	(27,921,455)

Net increase (decrease) in net assets from capital share transactions	173,236,664	111,065,284	(12,466,030)	46,950

INCREASE (DECREASE) IN NET ASSETS	108,791,804	270,096,681	(21,180,382)	(2,630,399)

NET ASSETS
Beginning of period	3,680,246,189	3,410,149,508	78,115,437	80,745,836

End of period	$3,789,037,993	$3,680,246,189	$56,935,055	$78,115,437

Distributions in excess of net investment income included in net assets at end of period	$(20,322,605)	$—	$(418,923)	$(60,725)

SHARES ISSUED AND REDEEMED
Shares sold	3,750,000	8,000,000	50,000	750,000
Shares redeemed	(2,200,000)	(7,050,000)	(400,000)	(750,000)

Net increase (decrease) in shares outstanding	1,550,000	950,000	(350,000)	—

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global REIT ETF		iShares International Developed Real Estate ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,871,823	$1,896,039	$10,291,062	$20,071,286
Net realized gain (loss)	(171,682)	(197,168)	(1,531,287)	711,729
Net change in unrealized appreciation/depreciation	(8,171,497)	11,343,850	(36,107,984)	(65,604,469)

Net increase (decrease) in net assets resulting from operations	(5,471,356)	13,042,721	(27,348,209)	(44,821,454)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,549,421)	(2,198,076)	(13,104,371)	(29,775,478)

Total distributions to shareholders	(3,549,421)	(2,198,076)	(13,104,371)	(29,775,478)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,794,283	110,839,557	113,491,194	95,476,932
Cost of shares redeemed	(1,410,078)	—	(26,316,719)	(320,738,363)

Net increase (decrease) in net assets from capital share transactions	75,384,205	110,839,557	87,174,475	(225,261,431)

INCREASE (DECREASE) IN NET ASSETS	66,363,428	121,684,202	46,721,895	(299,858,363)

NET ASSETS
Beginning of period	144,910,384	23,226,182	700,478,345	1,000,336,708

End of period	$211,273,812	$144,910,384	$747,200,240	$700,478,345

Distributions in excess of net investment income included in net assets at end of period	$(972,331)	$(294,733)	$(3,153,496)	$(340,187)

SHARES ISSUED AND REDEEMED
Shares sold	2,850,000	4,600,000	3,900,000	3,400,000
Shares redeemed	(50,000)	—	(900,000)	(11,200,000)

Net increase (decrease) in shares outstanding	2,800,000	4,600,000	3,000,000	(7,800,000)

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Real Estate 50 ETF
	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$739,177	$1,744,631
Net realized gain	1,830,402	3,722,641
Net change in unrealized appreciation/depreciation	(1,167,496)	869,794

Net increase in net assets resulting from operations	1,402,083	6,337,066

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,241,140)	(3,189,819)

Total distributions to shareholders	(1,241,140)	(3,189,819)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(7,352,675)	(14,003,764)

Net decrease in net assets from capital share transactions	(7,352,675)	(14,003,764)

DECREASE IN NET ASSETS	(7,191,732)	(10,856,517)

NET ASSETS
Beginning of period	74,323,317	85,179,834

End of period	$67,131,585	$74,323,317

Distributions in excess of net investment income included in net assets at end of period	$(501,963)	$—

SHARES REDEEMED
Shares redeemed	(150,000)	(300,000)

Net decrease in shares outstanding	(150,000)	(300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$100.01	$95.12	$85.53	$88.36	$78.78	$74.34

Income from investment operations:
Net investment income[a]	1.03	2.23	2.41	2.07	1.91	1.66
Net realized and unrealized gain (loss)[b]	(0.70)	6.33	10.13	(2.30)	10.03	4.98

Total from investment operations	0.33	8.56	12.54	(0.23)	11.94	6.64

Less distributions from:
Net investment income	(1.54)	(3.67)	(2.95)	(2.60)	(2.36)	(2.20)

Total distributions	(1.54)	(3.67)	(2.95)	(2.60)	(2.36)	(2.20)

Net asset value, end of period	$98.80	$100.01	$95.12	$85.53	$88.36	$78.78

Total return	0.24%[c]	9.22%	14.80%	0.05%	15.58%	9.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,789,038	$3,680,246	$3,410,150	$2,715,666	$3,189,852	$2,907,072
Ratio of expenses to average net assets[d]	0.34%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	1.94%	2.33%	2.57%	2.58%	2.40%	2.34%
Portfolio turnover rate[e]	2%	14%	8%	13%	11%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe Developed Real Estate ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$38.11	$39.39	$37.33	$32.37	$27.68	$35.07

Income from investment operations:
Net investment income[a]	0.53	0.93	1.18	0.96	1.09	1.25
Net realized and unrealized gain (loss)[b]	(4.46)	(0.91)	1.90	5.13	4.91	(7.37)

Total from investment operations	(3.93)	0.02	3.08	6.09	6.00	(6.12)

Less distributions from:
Net investment income	(0.69)	(1.30)	(1.02)	(1.13)	(1.31)	(1.27)

Total distributions	(0.69)	(1.30)	(1.02)	(1.13)	(1.31)	(1.27)

Net asset value, end of period	$33.49	$38.11	$39.39	$37.33	$32.37	$27.68

Total return	(10.51)%[c]	0.16%	8.39%	19.62%	22.66%	(17.66)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,935	$78,115	$80,746	$37,332	$16,184	$12,455
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.85%	2.47%	3.15%	2.82%	3.78%	4.28%
Portfolio turnover rate[e]	6%	14%	15%	9%	14%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global REIT ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Period from Jul. 8, 2014[a] to Apr. 30, 2015
Net asset value, beginning of period	$26.35	$25.81	$24.90

Income from investment operations:
Net investment income[b]	0.43	0.87	0.69
Net realized and unrealized gain (loss)[c]	(0.80)	0.64	0.87

Total from investment operations	(0.37)	1.51	1.56

Less distributions from:
Net investment income	(0.53)	(0.97)	(0.65)

Total distributions	(0.53)	(0.97)	(0.65)

Net asset value, end of period	$25.45	$26.35	$25.81

Total return	(1.52)%[d]	6.17%	6.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$211,274	$144,910	$23,226
Ratio of expenses to average net assets[e]	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	3.12%	3.47%	3.23%
Portfolio turnover rate[f]	3%	9%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$30.06	$32.17	$30.79	$36.55	$29.21	$32.59

Income from investment operations:
Net investment income[a]	0.41 [b]	0.75	1.16	0.93	0.95	1.09
Net realized and unrealized gain (loss)[c]	(1.54)	(1.79)	1.27	(3.08)	8.27	(3.36)

Total from investment operations	(1.13)	(1.04)	2.43	(2.15)	9.22	(2.27)

Less distributions from:
Net investment income	(0.52)	(1.07)	(1.05)	(3.61)	(1.88)	(1.11)

Total distributions	(0.52)	(1.07)	(1.05)	(3.61)	(1.88)	(1.11)

Net asset value, end of period	$28.41	$30.06	$32.17	$30.79	$36.55	$29.21

Total return	(3.84)%[b,d]	(3.11)%	8.06%	(5.27)%	32.89%	(6.93)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$747,200	$700,478	$1,000,337	$775,820	$1,977,536	$446,854
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)[e]	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.74%[b]	2.56%	3.71%	2.86%	2.99%	3.83%
Portfolio turnover rate[f]	4%	12%	11%	9%	16%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the six months ended October 31, 2016.
•	Net investment income per share by $0.00.
•	Total return by 0.00%.
•	Ratio of net investment income to average net assets by 0.02%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Real Estate 50 ETF
	Six months ended Oct. 31, 2016 (Unaudited)	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$47.95	$46.04	$42.38	$45.04	$39.29	$37.65

Income from investment operations:
Net investment income[a]	0.48	1.02	1.04	1.17	1.14	1.08
Net realized and unrealized gain (loss)[b]	0.33	2.77	4.19	(2.30)	6.01	1.99

Total from investment operations	0.81	3.79	5.23	(1.13)	7.15	3.07

Less distributions from:
Net investment income	(0.81)	(1.88)	(1.57)	(1.53)	(1.40)	(1.43)

Total distributions	(0.81)	(1.88)	(1.57)	(1.53)	(1.40)	(1.43)

Net asset value, end of period	$47.95	$47.95	$46.04	$42.38	$45.04	$39.29

Total return	1.61%[c]	8.48%	12.44%	(2.21)%	18.73%	8.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$67,132	$74,323	$85,180	$80,527	$103,598	$53,036
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.90%	2.22%	2.26%	2.89%	2.81%	3.01%
Portfolio turnover rate[e]	3%	11%	10%	19%	13%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cohen & Steers REIT	Non-diversified
Europe Developed Real Estate	Non-diversified
Global REIT	Non-diversified
International Developed Real Estate	Diversified
Real Estate 50	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Cohen & Steers REIT
BNP Paribas Prime Brokerage Inc.	$22,248	$22,248	$—
Citigroup Global Markets Inc.	21,316,448	21,316,448	—
Credit Suisse Securities (USA) LLC	825,433	825,433	—
Deutsche Bank Securities Inc.	82,453,218	82,453,218	—
Goldman Sachs & Co.	57,246,014	57,246,014	—
HSBC Bank PLC	6,504,683	6,504,683	—
Jefferies LLC	2,213,211	2,213,211	—
JPMorgan Securities LLC	25,553,625	25,553,625	—
Merrill Lynch, Pierce, Fenner & Smith	20,769,955	20,769,955	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,763,501	13,763,501	—
National Financial Services LLC	11,777,571	11,777,571	—
Nomura Securities International Inc.	3,849,374	3,849,374	—
Scotia Capital (USA) Inc.	1,718,711	1,718,711	—
State Street Bank & Trust Company	23,934,462	23,934,462	—
UBS AG	4,116,829	4,116,829	—
UBS Securities LLC	7,776,655	7,776,655	—

	$283,841,938	$283,841,938	$—

Europe Developed Real Estate
Barclays Capital Inc.	$1,357	$1,357	$—
Citigroup Global Markets Inc.	459,463	459,463	—
Goldman Sachs & Co.	850,882	850,882	—
Morgan Stanley & Co. LLC	690,267	690,267	—
UBS Securities LLC	96,781	96,781	—

	$2,098,750	$2,098,750	$—

Global REIT
Citigroup Global Markets Inc.	$262,449	$262,449	$—
Credit Suisse Securities (USA) LLC	398,276	398,276	—
Goldman Sachs & Co.	3,274,312	3,274,312	—
JPMorgan Securities LLC	2,326,038	2,326,038	—
Merrill Lynch, Pierce, Fenner & Smith	38,204	38,204	—

	$6,299,279	$6,299,279	$—

International Developed Real Estate
Citigroup Global Markets Inc.	$1,600,577	$1,600,577	$—
Credit Suisse Securities (USA) LLC	535,052	535,052	—
Goldman Sachs & Co.	1,510,850	1,510,850	—
Merrill Lynch, Pierce, Fenner & Smith	3,463,780	3,463,780	—
Morgan Stanley & Co. LLC	4,212,437	4,212,437	—
State Street Bank & Trust Company	645,140	645,140	—

	$11,967,836	$11,967,836	$—

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Real Estate 50
Citigroup Global Markets Inc.	$1,733,340	$1,733,340	$—
Deutsche Bank Securities Inc.	1,485,608	1,485,608	—
HSBC Bank PLC	253,840	253,840	—
JPMorgan Securities LLC	644,248	644,248	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	530,027	530,027	—
Nomura Securities International Inc.	215,064	215,064	—
State Street Bank & Trust Company	759,872	759,872	—

	$5,621,999	$5,621,999	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.3500%		First $121 billion
0.3325	[a]	Over $121 billion, up to and including $181 billion
0.3159	[a]	Over $181 billion, up to and including $231 billion
0.3001	[a]	Over $231 billion, up to and including $281 billion
0.2851	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Europe Developed Real Estate	0.48%
Global REIT	0.14
International Developed Real Estate	0.48
Real Estate 50	0.48

Effective November 3, 2016, for its investment advisory services to the iShares Real Estate 50 ETF, BFA will be entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Cohen & Steers REIT ETF and iShares Real Estate 50 ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Cohen & Steers REIT	$209,718
Europe Developed Real Estate	879
Global REIT	7,061
International Developed Real Estate	12,625
Real Estate 50	3,041

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$500,834	$3,198,272
Europe Developed Real Estate	—	25,901
International Developed Real Estate	—	498,158

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$98,062,481	$83,357,964
Europe Developed Real Estate	4,079,585	4,896,284
Global REIT	12,610,919	4,772,990
International Developed Real Estate	29,205,418	27,896,159
Real Estate 50	2,322,997	2,261,952

In-kind transactions (see Note 4) for the six months ended October 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cohen & Steers REIT	$393,650,013	$223,639,616
Europe Developed Real Estate	1,644,168	13,484,340
Global REIT	127,564,269	1,329,887
International Developed Real Estate	108,109,970	25,592,291
Real Estate 50	—	7,236,981

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by virtue of its investment in equity, fixed income and/or financial derivative instruments or indirectly by virtue of its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Cohen & Steers REIT	$—	$139,532,142	$96,413,332	$—	$235,945,474
Europe Developed Real Estate	1,220,565	102,293	616,993	495,537	2,435,388
International Developed Real Estate	44,459,923	743,329	9,938,969	6,772,206	61,914,427
Real Estate 50	—	—	1,850,515	—	1,850,515

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Developed Real Estate ETF intends to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

Effective November 3, 2016, the iShares Real Estate 50 ETF will change its name to the iShares Core U.S. REIT ETF and the investment objective of the Fund will change to track a new underlying index, the FTSE NAREIT Equity REITs Index, which is a free float-adjusted market capitalization-weighted index designed to measure performance of U.S. listed equity REITs, excluding infrastructure REITs, mortgate REITs and timber REITs. Additionally, the Fund will change its trading ticker to USRT.

NOTES TO FINANCIAL STATEMENTS	49

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Cohen & Steers REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Europe Developed Real Estate ETF and iShares Global REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares International Developed Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Real Estate 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund invests in a narrow real estate subsector, as compared to most of its competitor funds as determined by Broadridge, which invest primarily in the broad domestic real estate sector.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
Cohen & Steers REIT	$1.479955	$—	$0.064678	$1.544633	96%	—%	4%	100%
Europe Developed Real Estate	0.610792	—	0.081272	0.692064	88	—	12	100
Real Estate 50	0.773641	—	0.039930	0.813571	95	—	5	100

SUPPLEMENTAL INFORMATION	63

Notes:

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

Notes:

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-405-1016

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 29, 2016